UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: August 31, 2011
Item 1: Report(s) to Shareholders.

Annual report dated August 31, 2011, enclosed.

Schwab U.S. ETFs

Schwab U.S. Broad Market ETFtm

Schwab U.S. Large-Cap ETFtm

Schwab U.S. Large-Cap
Growth ETFtm

Schwab U.S. Large-Cap
Value ETFtm

Schwab U.S. Mid-Cap ETFtm

Schwab U.S. Small-Cap ETFtm

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This wrapper is not part of the shareholder report.

Schwab U.S. ETFs

Annual Report
August 31, 2011

Schwab U.S. Broad Market ETFtm

Schwab U.S. Large-Cap ETFtm

Schwab U.S. Large-Cap
Growth ETFtm

Schwab U.S. Large-Cap
Value ETFtm

Schwab U.S. Mid-Cap ETFtm

Schwab U.S. Small-Cap ETFtm

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Return for the Report Period*

Schwab U.S. Broad Market ETFtm
(Ticker Symbol: SCHB)

NAV Return[1]	19.41%
Market Price Return[1]	19.30%
Dow Jones U.S. Broad Stock Market IndexSM	19.41%
ETF Category: Morningstar Large Blend[2]	18.14%

Performance Details	pages 6-7

Schwab U.S. Large-Cap ETFtm
(Ticker Symbol: SCHX)

NAV Return[1]	18.66%
Market Price Return[1]	18.75%
Dow Jones U.S. Large-Cap Total Stock Market IndexSM	18.88%
ETF Category: Morningstar Large Blend[2]	18.14%

Performance Details	pages 8-9

Schwab U.S. Large-Cap Growth ETFtm
(Ticker Symbol: SCHG)

NAV Return[1]	22.57%
Market Price Return[1]	22.72%
Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM	22.83%
ETF Category: Morningstar Large Growth[2]	22.82%

Performance Details	pages 10-11

Schwab U.S. Large-Cap Value ETFtm
(Ticker Symbol: SCHV)

NAV Return[1]	15.12%
Market Price Return[1]	15.00%
Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM	15.40%
ETF Category: Morningstar Large Value[2]	16.82%

Performance Details	pages 12-13

Schwab U.S. Mid-Cap ETFtm**
(Ticker Symbol: SCHM)

NAV Return[1]	-5.21%
Market Price Return[1]	-5.13%
Dow Jones U.S. Mid-Cap Total Stock Market IndexSM	-5.15%
ETF Category: Morningstar Mid-Cap Blend[2]	-5.17%

Performance Details	pages 14-15

Schwab U.S. Small-Cap ETFtm
(Ticker Symbol: SCHA)

NAV Return[1]	23.55%
Market Price Return[1]	23.86%
Dow Jones U.S. Small-Cap Total Stock Market IndexSM	23.76%
ETF Category: Morningstar Small Blend[2]	22.54%

Performance Details	pages 16-17

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF. Shares are bought and sold at market price (not NAV). Brokerage commissions will reduce returns.

Index ownership—“Dow Jones” and the names identifying the Dow Jones Indexes are service marks of Dow Jones Trademark Holdings, LLC, (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are paid by CSIM. The Schwab U.S. ETFs, based on their respective Dow Jones Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such products.

*	The report period covers the 12 months beginning September 1, 2010 through August 31, 2011, except where noted.

**	Total returns are since inception date of 1/13/11. Inception represents the date that the shares began trading in the secondary market. The fund’s total return may differ from the return disclosed in the Financial Highlights, as the total return in the Financial Highlights is calculated from the commencement of operations date which is the first day the NAV was determined.

[1]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.

[2]	The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

2 Schwab U.S. ETFs

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

During the 12-month period that ended August 31, 2011, stock markets in the United States experienced significant volatility in the face of global economic concerns and uncertainty. After posting strong gains early in the reporting period, equities dipped sharply in the latter months of the period as fears of a double-dip recession emerged.

In late 2010 and early 2011, equity markets in the United States rebounded from the 2008 financial crisis, boosted by strong corporate earnings. In an effort to ease money supply, maintain low short-term lending rates, and spur economic and job growth, the Federal Reserve (the Fed) renewed its policies in late 2010 to keep short-term rates near 0%.

Despite the Fed’s actions, economic growth in the United States stagnated in early 2011. Growth of gross domestic product (GDP) dropped to an annual rate of 0.4% for the first quarter of 2011 and 1.0% for the second quarter. Unemployment hovered near 9%. Consumers continued to decrease their buying or borrowing for big-ticket items like cars and new homes, which stimulated debate about whether a reluctant U.S. consumer would tip the world’s economy into another recession in late 2011. In August, credit rating agency Standard & Poor’s warned against the growing level of debt owed by the U.S. government and downgraded the credit rating of long-term U.S. debt from AAA to AA+.

The bad economic news was not limited to the United States. Europe’s continuing sovereign debt woes dampened investment in stocks worldwide. Stock markets labored under worries that a default on Greece’s sovereign debt

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

18.50%	S&P 500® Index: measures U.S. large-cap stocks

22.19%	Russell 2000® Index: measures U.S. small-cap stocks

10.50%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.62%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.11%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab U.S. ETFs 3

From the President continued

As stock market returns fell, U.S. stocks outperformed some sectors of the global market that had previously been the market leaders.

could destabilize some European banks and that debt issues in Portugal, Italy, or Spain might lead to further financial instability across the globe.

These concerns combined to spark a global sell-off in stocks in August, as markets appeared to forecast another worldwide recession. As stock prices fell, the dividend yield of the S&P 500 rose to a level that matched the yield of 10-year U.S. Treasury bonds, something that has happened only twice in over 60 years. Also, U.S. stocks outperformed some sectors of the global market that had previously been the market leaders. For example, in contrast to the strong performance of emerging markets stocks in late 2010, U.S. large-cap stocks outperformed emerging markets during the August market weakness.

Despite the dip in global stock markets, major stock indices nevertheless ended the 12-month period in positive territory. For example, the broad market for domestic stocks gained 19.41%, as measured by the Dow Jones U.S. Broad Stock Market Index, and the Dow Jones U.S. Small-Cap Total Stock Market Index gained 23.76%.

Thank you for investing in the Schwab U.S. ETFs. Please review the following pages for details about each fund’s characteristics, investment performance, and objectives.

We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabetfs.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indexes are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Schwab U.S. ETFs

Fund Management

Agnes Hong, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the funds. Prior to joining the firm in September 2009, she worked for five years as a portfolio manager for a major asset management firm. Prior to that, she worked in strategy and management consulting for five years. In addition, she also worked as a senior product manager servicing global financial services clients.

Ferian Juwono, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the funds. Prior to joining the firm in May 2010, he was a portfolio manager at a major asset management firm for three years. Before that position, he was a senior business analyst at a major financial firm for nearly two years. In addition, he was a senior financial analyst at a regional banking firm for four years.

Schwab U.S. ETFs 5

Schwab U.S. Broad Market ETF™

The Schwab U.S. Broad Market ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Broad Stock Market IndexSM (the index). The index includes the largest 2,500 publicly traded U.S. companies for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace. The fund invests in a representative sample of securities included in the index that collectively has a similar investment profile to the index. Due to the use of representative sampling, the fund may not hold all of the securities in the index.

During the 12-month period that ended August 31, 2011, the fund’s market price return was 19.30% and its NAV return was 19.41%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page.) The index returned 19.41% during the same period.

All sectors reported positive returns for the fund and the index. Energy was the best performing sector for the fund and the index, while Financials was the worst performing sector. Information Technology, with an average weight of over 18%, was the best contributor to fund and index returns. Telecommunication Services, with an average weight of less than 3%, was the worst contributor to fund and index returns.

As of 8/31/11:

 Statistics

Number of Holdings	1,499
Weighted Average Market Cap ($ x 1,000,000)	$71,904
Price/Earnings Ratio (P/E)	15.1
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate	3%

 Sector Weightings % of Investments

Information Technology	18.2%
Financials	15.2%
Health Care	11.8%
Consumer Discretionary	11.6%
Energy	11.5%
Industrials	10.8%
Consumer Staples	9.9%
Materials	4.3%
Utilities	3.8%
Telecommunication Services	2.8%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Exxon Mobil Corp.	2.7%
Apple, Inc.	2.6%
International Business Machines Corp.	1.6%
Chevron Corp.	1.5%
Microsoft Corp.	1.5%
Johnson & Johnson	1.3%
The Procter & Gamble Co.	1.3%
General Electric Co.	1.3%
AT&T, Inc.	1.2%
Pfizer, Inc.	1.1%
Total	16.1%

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

6 Schwab U.S. ETFs

 Schwab U.S. Broad Market ETFtm

Performance Summary as of 8/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

November 3, 2009 – August 31, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	1 Year	Since Inception*

Fund: Schwab U.S. Broad Market ETFtm (11/3/09)
NAV Return[2]	19.41%	12.43%
Market Price Return[2]	19.30%	12.35%
Dow Jones U.S. Broad Stock Market IndexSM	19.41%	12.51%
ETF Category: Morningstar Large Blend[3]	18.14%	11.00%

Fund Expense Ratio4: 0.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership—“Dow Jones” and “The Dow Jones U.S. Broad Stock Market IndexSM” are service marks of Dow Jones Trademark Holdings, LLC, (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are paid by CSIM. The Schwab U.S. Broad Market ETF, based on The Dow Jones U.S. Broad Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such product.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. ETFs 7

Schwab U.S. Large-Cap ETF™

The Schwab U.S. Large-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM (the index). The index includes the large-cap portion of the Dow Jones U.S. Total Stock Market IndexSM actually available to investors in the marketplace. The Dow Jones U.S. Large-Cap Total Stock Market IndexSM includes the components ranked 1–750 by full market capitalization. The fund will generally give the same weight to a given stock as the index does.

During the 12-month period that ended August 31, 2011, the fund’s market price return was 18.75% and its NAV return was 18.66%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page.) The index returned 18.88% during the same period.

All sectors reported positive returns for the fund and the index. Energy was the best performing sector for the fund and the index, while Financials was the worst performing sector. Information Technology, with an average weight of over 18%, was the best contributor to fund and index returns. Financials, with an average weight of over 15%, was the worst contributor to fund and index returns.

As of 8/31/11:

 Statistics

Number of Holdings	743
Weighted Average Market Cap ($ x 1,000,000)	$80,538
Price/Earnings Ratio (P/E)	14.6
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	5%

 Sector Weightings % of Investments

Information Technology	18.5%
Financials	14.6%
Energy	12.1%
Health Care	11.8%
Consumer Discretionary	11.2%
Consumer Staples	10.7%
Industrials	10.2%
Materials	4.0%
Utilities	3.8%
Telecommunication Services	3.1%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Exxon Mobil Corp.	3.0%
Apple, Inc.	2.9%
International Business Machines Corp.	1.7%
Chevron Corp.	1.7%
Microsoft Corp.	1.7%
Johnson & Johnson	1.5%
The Procter & Gamble Co.	1.5%
General Electric Co.	1.4%
AT&T, Inc.	1.4%
Pfizer, Inc.	1.3%
Total	18.1%

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

8 Schwab U.S. ETFs

 Schwab U.S. Large-Cap ETFtm

Performance Summary as of 8/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

November 3, 2009 – August 31, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	1 Year	Since Inception*

Fund: Schwab U.S. Large-Cap ETFtm (11/3/09)
NAV Return[2]	18.66%	11.61%
Market Price Return[2]	18.75%	11.63%
Dow Jones U.S. Large-Cap Total Stock Market IndexSM	18.88%	11.77%
ETF Category: Morningstar Large Blend[3]	18.14%	11.00%

Fund Expense Ratio4: 0.08%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership—“Dow Jones” and “The Dow Jones U.S. Large-Cap Total Stock Market IndexSM” are service marks of Dow Jones Trademark Holdings, LLC, (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are paid by CSIM. The Schwab U.S. Large-Cap ETF, based on The Dow Jones U.S. Large-Cap Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such product.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. ETFs 9

Schwab U.S. Large-Cap Growth ETF™

The Schwab U.S. Large-Cap Growth ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM (the index). The index includes the large-cap growth portion of the Dow Jones U.S. Total Stock Market IndexSM actually available to investors in the marketplace. The Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM includes the components ranked 1–750 by full market capitalization and that are classified as “growth” based on a number of factors. The fund will generally give the same weight to a given stock as the index does.

During the 12-month period that ended August 31, 2011, the fund’s market price return was 22.72% and its NAV return was 22.57%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page.) The index returned 22.83% during the same period.

All sectors reported positive returns for the fund and the index. Energy was the best performing sector for the fund and the index, while Financials was the worst performing sector. Information Technology, with an average weight of over 30%, was the best contributor to fund and index returns. Telecommunication Services, with an average weight of less than 1%, was the worst contributor to fund and index returns.

As of 8/31/11:

 Statistics

Number of Holdings	442
Weighted Average Market Cap ($ x 1,000,000)	$64,578
Price/Earnings Ratio (P/E)	16.6
Price/Book Ratio (P/B)	2.9
Portfolio Turnover Rate	10%

 Sector Weightings % of Investments

Information Technology	29.6%
Consumer Discretionary	14.0%
Health Care	12.1%
Industrials	11.7%
Energy	10.2%
Financials	7.9%
Consumer Staples	7.9%
Materials	5.3%
Telecommunication Services	0.8%
Utilities	0.5%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Apple, Inc.	5.9%
Microsoft Corp.	3.3%
Berkshire Hathaway, Inc., Class B	2.4%
Google, Inc., Class A	2.3%
Oracle Corp.	1.8%
Schlumberger Ltd.	1.8%
PepsiCo, Inc.	1.7%
Wal-Mart Stores, Inc.	1.6%
Cisco Systems, Inc.	1.5%
QUALCOMM, Inc.	1.4%
Total	23.7%

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

10 Schwab U.S. ETFs

 Schwab U.S. Large-Cap Growth ETFtm

Performance Summary as of 8/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

December 11, 2009 – August 31, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	1 Year	Since Inception*

Fund: Schwab U.S. Large-Cap Growth ETFtm (12/11/09)
NAV Return[2]	22.57%	9.94%
Market Price Return[2]	22.72%	9.96%
Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM	22.83%	10.10%
ETF Category: Morningstar Large Growth[3]	22.82%	10.81%

Fund Expense Ratio4: 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership—“Dow Jones” and “The Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are paid by CSIM. The Schwab U.S. Large-Cap Growth ETF, based on The Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such product.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. ETFs 11

Schwab U.S. Large-Cap Value ETF™

The Schwab U.S. Large-Cap Value ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM (the index). The index includes the large-cap value portion of the Dow Jones U.S. Total Stock Market IndexSM actually available to investors in the marketplace. The Dow Jones U.S. Large-Cap Value Total Stock Market IndexSMincludes the components ranked 1–750 by full market capitalization and that are classified as “value” based on a number of factors. The fund will generally give the same weight to a given stock as the index does.

During the 12-month period that ended August 31, 2011, the fund’s market price return was 15.00% and its NAV return was 15.12%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page.) The index returned 15.40% during the same period.

With one exception, all sectors reported positive returns for the fund and the index. Energy was the best performing sector for the fund and the index, while Financials was the worst performing sector, and only sector to report negative returns. Energy, with an average weight of over 13%, was the best contributor to fund and index returns. Financials, with an average weight of over 22%, was the worst contributor to fund and index returns.

As of 8/31/11:

 Statistics

Number of Holdings	302
Weighted Average Market Cap ($ x 1,000,000)	$95,938
Price/Earnings Ratio (P/E)	13.0
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	7%

 Sector Weightings % of Investments

Financials	21.1%
Energy	13.9%
Consumer Staples	13.5%
Health Care	11.4%
Industrials	8.7%
Consumer Discretionary	8.6%
Information Technology	7.6%
Utilities	7.1%
Telecommunication Services	5.2%
Materials	2.8%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Exxon Mobil Corp.	5.9%
International Business Machine Corp.	3.4%
Chevron Corp.	3.2%
Johnson & Johnson	2.9%
The Procter & Gamble Co.	2.9%
General Electric Co.	2.8%
AT&T, Inc.	2.7%
Pfizer, Inc.	2.5%
The Coca-Cola Co.	2.4%
JPMorgan Chase & Co.	2.4%
Total	31.1%

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

12 Schwab U.S. ETFs

 Schwab U.S. Large-Cap Value ETFtm

Performance Summary as of 8/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

December 11, 2009 – August 31, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	1 Year	Since Inception*

Fund: Schwab U.S. Large-Cap Value ETFtm (12/11/09)
NAV Return[2]	15.12%	7.25%
Market Price Return[2]	15.00%	7.18%
Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM	15.40%	7.49%
ETF Category: Morningstar Large Value[3]	16.82%	8.85%

Fund Expense Ratio4: 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership—“Dow Jones” and “The Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are paid by CSIM. The Schwab U.S. Large-Cap Value ETF, based on The Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such product.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. ETFs 13

Schwab U.S. Mid-Cap ETF™

The Schwab U.S. Mid-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM (the index). The index includes the mid-cap portion of the Dow Jones U.S. Total Stock Market IndexSM actually available to investors in the marketplace. The Dow Jones U.S. Mid-Cap Total Stock Market IndexSM includes the components ranked 501–1,000 by full market capitalization. The fund will generally give the same weight to a given security as the index does.

During the reporting period that began with the fund’s inception date of January 13, 2011, and ended August 31, 2011, the fund’s market price return was -5.13% and its NAV return was -5.21%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page.) The index returned -5.15% during the same period.

Sectors reported mixed returns for the fund and the index. Consumer Staples was the best performing sector for the fund and the index, while Industrials was the worst performing sector, generating negative returns. Consumer Staples, with an average weight of over 3%, was the best contributor to fund and index returns. Industrials, with an average weight of over 15%, was the biggest detractor from fund and index returns.

As of 8/31/11:

 Statistics

Number of Holdings	492
Weighted Average Market Cap ($ x 1,000,000)	$3,989
Price/Earnings Ratio (P/E)	18.5
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate[2]	9%

 Sector Weightings % of Investments

Financials	19.7%
Industrials	15.2%
Consumer Discretionary	14.2%
Information Technology	13.7%
Health Care	8.9%
Materials	8.6%
Utilities	7.8%
Energy	6.8%
Consumer Staples	3.9%
Telecommunication Services	1.1%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Green Mountain Coffee Roasters, Inc.	0.9%
ProLogis, Inc.	0.8%
Perrigo Co.	0.5%
Cabot Oil & Gas Corp.	0.5%
HollyFrontier Corp.	0.5%
Celanese Corp., Series A	0.5%
Sirius XM Radio, Inc.	0.5%
Herbalife Ltd.	0.4%
The Macerich Co.	0.4%
AMETEK, Inc.	0.4%
Total	5.4%

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.
[2]	Not annualized.

14 Schwab U.S. ETFs

 Schwab U.S. Mid-Cap ETFtm

Performance Summary as of 8/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

January 13, 2011 – August 31, 2011
Performance of a Hypothetical
$10,000 Investment1

 Total Returns1

Fund and Inception Date	Since Inception*

Fund: Schwab U.S. Mid-Cap ETFtm* (1/13/11)
NAV Return[2]	-5.21%
Market Price Return[2]	-5.13%
Dow Jones U.S. Mid-Cap Total Stock Market IndexSM	-5.15%
ETF Category: Morningstar Mid-Cap Blend[3]	-5.17%

Fund Expense Ratio4: 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership—“Dow Jones” and “The Dow Jones U.S. Mid-Cap Total Stock Market IndexSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are paid by CSIM. The Schwab U.S. Mid-Cap ETF, based on The Dow Jones U.S. Mid-Cap Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such product.

*	Inception represents the date that the shares began trading in the secondary market. The fund’s total return may differ from the return disclosed in the Financial Highlights, as the total return in the Financial Highlights is calculated from the commencement of operations date which is the first day the NAV was determined.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. ETFs 15

Schwab U.S. Small-Cap ETF™

The Schwab U.S. Small-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Small-Cap Total Stock Market IndexSM (the index). The index includes the small-cap portion of the Dow Jones U.S. Total Stock Market IndexSM actually available to investors in the marketplace. The Dow Jones U.S. Small-Cap Total Stock Market IndexSM includes the components ranked 751–2,500 by full market capitalization. The fund will generally give the same weight to a given stock as the index does.

During the 12-month period that ended August 31, 2011, the fund’s market price return was 23.86% and its NAV return was 23.55%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page.) The index returned 23.76% during the same period.

All sectors reported positive returns for the fund and the index. Energy was the best performing sector for the fund and the index, while Financials was the worst performing sector. Information Technology, with an average weight of more than 18%, was the best contributor to fund and index returns. Telecommunications Services, with an average weight of over 1%, was the worst contributor to fund and index returns.

As of 8/31/11:

 Statistics

Number of Holdings	1,732
Weighted Average Market Cap ($ x 1,000,000)	$1,777
Price/Earnings Ratio (P/E)	25.0
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate[2]	11%

 Sector Weightings % of Investments

Financials	20.6%
Information Technology	16.3%
Industrials	15.6%
Consumer Discretionary	14.7%
Health Care	11.8%
Energy	6.7%
Materials	6.5%
Consumer Staples	3.3%
Utilities	3.2%
Telecommunication Services	1.1%
Other	0.2%
Total	100.0%

 Top Equity Holdings % of Net Assets1

HollyFrontier Corp.	0.5%
American Capital Agency Corp.	0.3%
Pharmasset, Inc.	0.3%
Camden Property Trust	0.3%
Essex Property Trust, Inc.	0.3%
Varian Semiconductor Equipment Associates, Inc.	0.3%
Tractor Supply Co.	0.3%
Regeneron Pharmaceuticals, Inc.	0.3%
Royal Gold, Inc.	0.3%
Tupperware Brands Corp.	0.3%
Total	3.2%

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

16 Schwab U.S. ETFs

 Schwab U.S. Small-Cap ETFtm

Performance Summary as of 8/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

November 3, 2009 – August 31, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	1 Year	Since Inception*

Fund: Schwab U.S. Small-Cap ETFtm (11/3/09)
NAV Return[2]	23.55%	18.37%
Market Price Return[2]	23.86%	18.41%
Dow Jones U.S. Small-Cap Total Stock Market IndexSM	23.76%	18.63%
ETF Category: Morningstar Small Blend[3]	22.54%	15.71%

Fund Expense Ratio4: 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Investments in smaller companies typically exhibit higher volatility.

Index ownership—“Dow Jones” and “The Dow Jones U.S. Small-Cap Total Stock Market IndexSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are payable by CSIM. The Schwab U.S. Small-Cap ETF, based on The Dow Jones U.S. Small-Cap Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such product.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. ETFs 17

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as brokerage commissions and redemption fees; and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2011 and held through August 31, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any redemption fees or brokerage commissions you may pay when purchasing or redeeming shares of the fund. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 3/1/11	at 8/31/11	3/1/11–8/31/11

Schwab U.S. Broad Market ETFtm
Actual Return	0.06%	$1,000	$924.80	$0.29
Hypothetical 5% Return	0.06%	$1,000	$1,024.90	$0.31

Schwab U.S. Large-Cap ETFtm
Actual Return	0.08%	$1,000	$926.80	$0.39
Hypothetical 5% Return	0.08%	$1,000	$1,024.80	$0.41

Schwab U.S. Large-Cap Growth ETFtm
Actual Return	0.13%	$1,000	$929.80	$0.63
Hypothetical 5% Return	0.13%	$1,000	$1,024.55	$0.66

Schwab U.S. Large-Cap Value ETFtm
Actual Return	0.13%	$1,000	$923.40	$0.63
Hypothetical 5% Return	0.13%	$1,000	$1,024.55	$0.66

Schwab U.S. Mid-Cap ETFtm
Actual Return	0.13%	$1,000	$906.20	$0.62
Hypothetical 5% Return	0.13%	$1,000	$1,024.55	$0.66

Schwab U.S. Small-Cap ETFtm
Actual Return	0.13%	$1,000	$892.60	$0.62
Hypothetical 5% Return	0.13%	$1,000	$1,024.55	$0.66

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.

18 Schwab U.S. ETFs

Schwab U.S. Broad Market ETF™

Financial Statements

Financial Highlights

	9/1/10–	10/30/09[1]–
	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	25.11	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.56 [2]	0.42	[2]
Net realized and unrealized gains (losses)	4.32	(0.05)

Total from investment operations	4.88	0.37
Less distributions:
Distributions from net investment income	(0.52)	(0.26)

Net asset value at end of period	29.47	25.11

Total return (%)	19.41	1.42	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.06	0.07	[4,5]
Gross operating expenses	0.06	0.07	[4]
Net investment income (loss)	1.83	1.92	[4]
Portfolio turnover rate[6]	3	2	[3]
Net assets, end of period ($ x 1,000)	742,651	272,490

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective June 14, 2010, the annual operating expense was reduced. The ratio presented for period ended 8/31/10 is a blended rate.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 19

 Schwab U.S. Broad Market ETF

Portfolio Holdings as of August 31, 2011

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	746,885,184	740,486,515
0.0%	Other Investment Company	363,311	363,311

99.7%	Total Investments	747,248,495	740,849,826
0.2%	Collateral Invested for Securities on Loan	1,347,260	1,347,260
0.1%	Other Assets and Liabilities, Net		453,821

100.0%	Net Assets		742,650,907

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.9%
BorgWarner, Inc. *	6,552	467,747
Cooper Tire & Rubber Co.	5,040	61,135
Dana Holding Corp. *	8,568	109,242
Ford Motor Co. *	207,144	2,303,441
General Motors Co. *	31,248	750,890
Gentex Corp.	7,560	196,144
Harley-Davidson, Inc.	13,104	506,601
Johnson Controls, Inc.	36,792	1,172,929
Lear Corp.	6,048	288,973
Tenneco, Inc. *	3,024	99,217
Tesla Motors, Inc. *(a)	3,024	74,814
The Goodyear Tire & Rubber Co. *	16,128	200,955
Thor Industries, Inc.	2,520	56,020
TRW Automotive Holdings Corp. *	5,040	210,118
Visteon Corp. *	3,036	155,079
WABCO Holdings, Inc. *	3,528	164,581

		6,817,886

Banks 2.8%
Associated Banc-Corp	8,064	88,704
Astoria Financial Corp.	8,064	82,333
BancorpSouth, Inc.	4,032	45,521
Bank of Hawaii Corp.	2,520	104,756
BB&T Corp.	37,800	842,562
BOK Financial Corp.	2,016	99,187
CapitalSource, Inc.	23,688	150,419
Capitol Federal Financial, Inc.	7,650	82,085
Cathay General Bancorp	5,665	72,625
City National Corp.	2,520	113,123
Columbia Banking System, Inc.	3,128	51,143
Comerica, Inc.	11,112	284,356
Commerce Bancshares, Inc.	4,107	162,514
Community Bank System, Inc.	2,016	50,460
Cullen/Frost Bankers, Inc.	3,024	154,194
CVB Financial Corp.	10,080	87,898
CYS Investments, Inc.	7,560	100,926
East West Bancorp, Inc.	8,084	134,922
F.N.B. Corp.	11,088	99,459
Fifth Third Bancorp	50,015	531,159
First Citizens BancShares, Inc., Class A	504	80,136
First Financial Bancorp	3,080	49,188
First Financial Bankshares, Inc. (a)	2,251	66,652
First Horizon National Corp.	12,619	88,838
First Midwest Bancorp, Inc.	4,631	40,660
First Niagara Financial Group, Inc.	16,697	179,660
First Republic Bank *	4,032	102,816
FirstMerit Corp.	6,048	75,358
Fulton Financial Corp.	9,576	87,812
Glacier Bancorp, Inc.	6,048	69,612
Hancock Holding Co.	6,220	194,251
Home Bancshares, Inc.	1,564	36,723
Hudson City Bancorp, Inc.	26,712	165,882
Huntington Bancshares, Inc.	45,438	228,553
IBERIABANK Corp.	1,512	72,788
International Bancshares Corp.	5,040	78,876
Investors Bancorp, Inc. *	7,560	108,751
KeyCorp	50,400	334,656
M&T Bank Corp.	6,554	498,563
MB Financial, Inc.	4,536	73,937
MGIC Investment Corp. *	11,088	28,829
National Penn Bancshares, Inc.	12,600	91,350
NBT Bancorp, Inc.	3,528	71,689
New York Community Bancorp, Inc.	23,688	303,443
Northfield Bancorp, Inc. (a)	3,024	40,794
Northwest Bancshares, Inc.	7,560	90,115
Ocwen Financial Corp. *	7,056	97,373
Old National Bancorp	7,560	74,164
PacWest Bancorp	2,520	40,446
Park National Corp. (a)	1,512	83,160
People’s United Financial, Inc.	19,152	225,036
PNC Financial Services Group, Inc.	28,728	1,440,422
Popular, Inc. *	55,549	115,542
PrivateBancorp, Inc.	4,536	40,280
Prosperity Bancshares, Inc.	2,520	95,382
Provident Financial Services, Inc.	4,032	50,642
Regions Financial Corp.	67,536	306,613
Signature Bank *	2,520	140,137
SunTrust Banks, Inc.	31,248	621,835
Susquehanna Bancshares, Inc.	7,566	50,768
SVB Financial Group *	2,016	92,897
Synovus Financial Corp.	35,784	51,887
TCF Financial Corp.	6,552	68,403
Texas Capital Bancshares, Inc. *	3,528	90,564
TFS Financial Corp. *	7,056	62,516
Trustmark Corp.	4,032	86,688
U.S. Bancorp	106,344	2,468,244
UMB Financial Corp.	2,016	78,180
Umpqua Holdings Corp.	8,064	78,785
United Bankshares, Inc.	4,032	90,599
Valley National Bancorp	8,084	96,119
Washington Federal, Inc.	6,048	90,901
Webster Financial Corp.	3,068	55,531

20 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Wells Fargo & Co.	272,664	7,116,530
Westamerica Bancorp	1,512	64,124
Wintrust Financial Corp.	2,520	79,582
Zions Bancorp	9,576	167,005

		20,818,633

Capital Goods 7.9%
3M Co.	35,784	2,969,356
A.O. Smith Corp.	2,016	79,209
AAR CORP.	2,016	47,557
Actuant Corp., Class A	4,536	91,083
Acuity Brands, Inc.	2,520	116,021
Aecom Technology Corp. *	5,544	125,960
Aerovironment, Inc. *	1,512	43,334
AGCO Corp. *	5,040	215,914
Aircastle Ltd.	4,536	53,389
Alliant Techsystems, Inc.	1,512	95,967
American Science & Engineering, Inc.	504	33,990
AMETEK, Inc.	9,072	354,534
Armstrong World Industries, Inc.	2,016	81,184
Badger Meter, Inc.	1,008	35,310
Barnes Group, Inc.	4,536	104,419
BE Aerospace, Inc. *	6,048	210,652
Beacon Roofing Supply, Inc. *	2,520	46,771
Belden, Inc.	3,024	92,262
Brady Corp., Class A	2,520	69,300
Briggs & Stratton Corp.	4,032	65,117
Carlisle Cos., Inc.	3,528	138,333
Caterpillar, Inc.	31,752	2,889,432
Chart Industries, Inc. *	1,533	72,496
CLARCOR, Inc.	3,024	140,737
Cooper Industries plc	10,090	478,064
Crane Co.	3,024	127,764
Cubic Corp.	2,016	84,531
Cummins, Inc.	10,080	936,634
Curtiss-Wright Corp.	2,520	77,591
Danaher Corp.	29,736	1,362,206
Deere & Co.	23,184	1,873,731
DigitalGlobe, Inc. *	2,534	57,420
Donaldson Co., Inc.	4,032	237,807
Dover Corp.	10,080	579,802
Eaton Corp.	18,144	779,285
EMCOR Group, Inc. *	3,528	80,826
Emerson Electric Co.	41,832	1,947,280
EnerSys *	3,528	79,274
ESCO Technologies, Inc.	2,016	62,234
Esterline Technologies Corp. *	2,016	151,785
Fastenal Co.	15,624	523,092
First Solar, Inc. *(a)	3,528	352,729
Flowserve Corp.	3,024	285,284
Fluor Corp.	10,080	612,058
Foster Wheeler AG *	6,248	153,388
Franklin Electric Co., Inc.	1,512	64,880
Gardner Denver, Inc.	3,024	238,261
GATX Corp.	3,024	109,650
General Cable Corp. *	2,645	79,747
General Dynamics Corp.	18,144	1,162,668
General Electric Co.	583,128	9,510,818
Goodrich Corp.	7,056	629,254
Graco, Inc.	3,528	139,285
GrafTech International Ltd. *	7,056	110,779
Granite Construction, Inc.	3,024	62,688
Griffon Corp. *	3,528	30,835
Harsco Corp.	4,536	103,693
HEICO Corp., Class A	2,520	97,448
Hexcel Corp. *	7,056	162,076
Honeywell International, Inc.	38,808	1,855,410
Hubbell, Inc., Class B	3,024	178,809
Huntington Ingalls Industries, Inc. *	3,024	90,539
IDEX Corp.	4,536	168,648
II-VI, Inc. *	4,052	80,047
Illinois Tool Works, Inc.	23,688	1,102,440
Ingersoll-Rand plc	19,152	641,784
InsituForm Technologies, Inc., Class A *	2,016	33,324
ITT Corp.	10,080	477,187
Jacobs Engineering Group, Inc. *	7,056	262,765
Joy Global, Inc.	6,048	504,706
Kaman Corp.	1,512	51,635
Kaydon Corp.	2,520	84,722
KBR, Inc.	9,072	272,614
Kennametal, Inc.	4,536	167,197
L-3 Communications Holdings, Inc.	6,552	444,357
Lennox International, Inc.	3,024	94,409
Lincoln Electric Holdings, Inc.	5,040	171,511
Lockheed Martin Corp.	15,663	1,162,038
Masco Corp.	21,168	187,760
MasTec, Inc. *	6,552	145,454
McDermott International, Inc. *	13,104	188,567
Meritor, Inc. *	4,585	38,743
Moog, Inc., Class A *	3,024	120,597
MSC Industrial Direct Co., Class A	2,520	155,408
Mueller Industries, Inc.	3,024	142,551
Navistar International Corp. *	3,528	146,059
Nordson Corp.	3,024	132,754
Northrop Grumman Corp.	15,120	825,854
Orbital Sciences Corp. *	3,024	47,295
Oshkosh Corp. *	5,040	99,389
Otter Tail Corp.	3,528	72,536
Owens Corning, Inc. *	5,544	161,109
PACCAR, Inc.	20,160	758,621
Pall Corp.	6,552	335,004
Parker Hannifin Corp.	9,072	666,157
Pentair, Inc.	5,544	190,270
Polypore International, Inc. *	2,016	124,327
Precision Castparts Corp.	8,064	1,321,286
Quanex Building Products Corp.	2,016	26,027
Quanta Services, Inc. *	11,088	212,779
Raytheon Co.	21,168	915,093
Regal-Beloit Corp.	2,016	118,521
Robbins & Myers, Inc.	3,528	169,520
Rockwell Automation, Inc.	8,064	517,144
Rockwell Collins, Inc.	8,568	432,341
Roper Industries, Inc.	5,040	387,828
RSC Holdings, Inc. *	5,544	44,130
Simpson Manufacturing Co., Inc.	3,024	85,972
Snap-On, Inc.	3,024	160,000
Spirit AeroSystems Holdings, Inc., Class A *	5,110	85,746
SPX Corp.	3,024	172,035
SunPower Corp., Class A *(a)	5,133	72,375
Teledyne Technologies, Inc. *	2,520	137,567
Terex Corp. *	6,552	105,684

See financial notes 21

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Textainer Group Holdings Ltd.	2,520	59,749
Textron, Inc.	15,624	263,577
The Babcock & Wilcox Co. *	6,552	150,893
The Boeing Co.	36,390	2,433,035
The Manitowoc Co., Inc.	8,568	95,190
The Middleby Corp. *	1,512	121,814
The Shaw Group, Inc. *	4,536	105,734
The Timken Co.	4,536	178,492
The Toro Co.	2,016	110,013
Thomas & Betts Corp. *	3,024	132,088
TransDigm Group, Inc. *	3,024	277,785
Trinity Industries, Inc.	4,536	125,012
Triumph Group, Inc.	3,024	158,397
Tutor Perini Corp.	4,032	56,609
Tyco International Ltd.	25,704	1,068,772
United Rentals, Inc. *	3,066	51,141
United Technologies Corp.	43,848	3,255,714
Universal Forest Products, Inc.	1,008	30,804
URS Corp. *	4,536	159,078
USG Corp. *(a)	6,048	56,851
Valmont Industries, Inc.	1,008	93,270
W.W. Grainger, Inc.	3,528	543,665
Wabtec Corp.	2,520	153,443
Watsco, Inc.	1,512	90,191
Watts Water Technologies, Inc., Class A	2,520	71,366
WESCO International, Inc. *	3,024	130,304
Woodward, Inc.	3,024	98,038

		58,934,864

Commercial & Professional Services 1.0%
ABM Industries, Inc.	4,032	82,414
Acacia Research - Acacia Technologies *	2,016	88,099
Avery Dennison Corp.	6,048	176,057
Cintas Corp.	8,064	257,887
Clean Harbors, Inc. *	4,032	217,204
Copart, Inc. *	4,032	173,537
Corrections Corp. of America *	6,048	137,229
CoStar Group, Inc. *	2,016	103,179
Covanta Holding Corp.	7,560	124,135
Deluxe Corp.	6,048	133,842
EnergySolutions, Inc.	76	268
EnerNOC, Inc. *(a)	20	251
Equifax, Inc.	7,056	228,120
FTI Consulting, Inc. *	3,024	110,013
Healthcare Services Group, Inc.	6,048	94,833
Herman Miller, Inc.	5,040	100,145
HNI Corp.	3,024	62,355
IHS, Inc., Class A *	2,520	195,527
Insperity, Inc.	1,521	37,873
Interface, Inc., Class A	5,544	83,604
Iron Mountain, Inc.	10,080	328,003
KAR Auction Services, Inc. *	5,041	73,951
Korn/Ferry International *	5,040	81,950
Manpower, Inc.	4,536	182,710
Mine Safety Appliances Co.	3,024	93,442
Monster Worldwide, Inc. *	7,560	71,366
Navigant Consulting, Inc. *	28	266
Nielsen Holdings N.V. *	3,054	90,582
Pitney Bowes, Inc.	11,592	235,433
R.R. Donnelley & Sons Co.	11,592	176,778
Republic Services, Inc.	17,136	520,249
Resources Connection, Inc.	4,536	47,447
Robert Half International, Inc.	8,568	204,947
Rollins, Inc.	6,048	126,464
Steelcase, Inc., Class A	7,120	58,954
Stericycle, Inc. *	4,536	397,853
Sykes Enterprises, Inc. *	3,528	55,213
Tetra Tech, Inc. *	3,024	60,208
The Brink’s Co.	3,024	77,717
The Corporate Executive Board Co.	3,024	99,550
The Dun & Bradstreet Corp.	3,024	202,275
The Geo Group, Inc. *	4,032	86,567
Towers Watson & Co., Class A	2,520	148,655
TrueBlue, Inc. *	3,024	42,487
United Stationers, Inc.	3,024	95,377
Verisk Analytics, Inc., Class A *	6,552	228,272
Waste Connections, Inc.	6,682	231,130
Waste Management, Inc.	25,704	849,260

		7,273,678

Consumer Durables & Apparel 1.5%
American Greetings Corp., Class A	3,528	74,864
Brunswick Corp.	8,568	136,146
Carter’s, Inc. *	3,528	109,121
Coach, Inc.	16,642	935,613
Columbia Sportswear Co.	2,016	106,223
Crocs, Inc. *	5,595	153,079
D.R. Horton, Inc.	16,128	169,667
Deckers Outdoor Corp. *	3,024	269,015
Fortune Brands, Inc.	8,568	489,404
Fossil, Inc. *	3,024	292,149
Garmin Ltd. (a)	6,552	219,689
Hanesbrands, Inc. *	5,544	158,337
Harman International Industries, Inc.	3,528	127,678
Hasbro, Inc.	6,552	253,824
Iconix Brand Group, Inc. *	7,056	138,156
Jarden Corp.	4,536	131,725
KB HOME (a)	5,544	36,535
Leggett & Platt, Inc.	9,072	201,308
Lennar Corp., Class A	8,568	125,950
M.D.C Holdings, Inc.	2,520	49,291
Mattel, Inc.	20,664	555,242
Mohawk Industries, Inc. *	3,024	149,839
Newell Rubbermaid, Inc.	16,128	223,212
NIKE, Inc., Class B	16,632	1,441,163
NVR, Inc. *	509	323,979
Polaris Industries, Inc.	2,016	221,498
Pool Corp.	4,536	117,618
PulteGroup, Inc. *	19,152	91,930
PVH Corp.	3,528	235,176
Ralph Lauren Corp.	3,528	483,724
Stanley Black & Decker, Inc.	9,576	593,520
Steven Madden Ltd. *	2,520	91,022
Tempur-Pedic International, Inc. *	4,536	264,177
The Jones Group, Inc.	5,040	59,220
The Ryland Group, Inc.	4,536	52,890
The Timberland Co., Class A *	2,520	108,209
The Warnaco Group, Inc. *	2,520	134,442
Toll Brothers, Inc. *	7,560	129,956
Tupperware Brands Corp.	3,528	234,612

22 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Under Armour, Inc., Class A *	3,024	214,281
UniFirst Corp.	1,008	52,194
VF Corp.	5,040	589,982
Whirlpool Corp.	4,032	252,766
Wolverine World Wide, Inc.	3,024	110,104

		10,908,530

Consumer Services 2.4%
Ameristar Casinos, Inc.	1,512	28,229
Apollo Group, Inc., Class A *	7,056	330,397
Bally Technologies, Inc. *	3,024	94,893
Bob Evans Farms, Inc.	3,024	96,042
Boyd Gaming Corp. *	10,080	63,000
Bridgepoint Education, Inc. *(a)	3,134	69,199
Brinker International, Inc.	6,552	147,944
Buffalo Wild Wings, Inc. *	2,016	124,246
Career Education Corp. *	3,528	59,870
Carnival Corp.	23,688	782,415
Chipotle Mexican Grill, Inc. *	2,016	631,754
Choice Hotels International, Inc.	2,520	78,322
Coinstar, Inc. *	1,585	72,260
Cracker Barrel Old Country Store, Inc.	1,512	64,048
Darden Restaurants, Inc.	7,560	363,636
DeVry, Inc.	3,528	155,867
Gaylord Entertainment Co. *	2,016	50,682
Grand Canyon Education, Inc. *	20	311
H&R Block, Inc.	18,648	281,958
Hillenbrand, Inc.	4,032	82,253
Hyatt Hotels Corp., Class A *	2,016	71,588
International Game Technology	17,136	261,495
International Speedway Corp., Class A	3,024	76,084
ITT Educational Services, Inc. *(a)	2,016	145,475
Jack in the Box, Inc. *	4,032	83,745
Las Vegas Sands Corp. *	25,704	1,197,035
Life Time Fitness, Inc. *	3,528	135,263
Marriott International, Inc., Class A	17,136	501,742
Matthews International Corp., Class A	2,016	67,355
McDonald’s Corp.	56,952	5,151,878
MGM Resorts International *	17,376	192,352
Orient-Express Hotels Ltd., Class A *	5,040	39,514
P.F. Chang’s China Bistro, Inc.	1,008	30,381
Panera Bread Co., Class A *	1,512	174,107
Penn National Gaming, Inc. *	3,528	140,450
Regis Corp.	5,040	74,441
Royal Caribbean Cruises Ltd.	7,560	196,258
Scientific Games Corp., Class A *	6,048	53,343
Service Corp. International	14,112	144,225
Six Flags Entertainment Corp. (a)	4,032	135,274
Sotheby’s	3,624	134,849
Starbucks Corp.	40,824	1,576,623
Starwood Hotels & Resorts Worldwide, Inc.	10,584	471,623
Strayer Education, Inc.	1,008	95,407
The Cheesecake Factory, Inc. *	4,032	110,678
The Wendy’s Co.	20,664	100,634
Vail Resorts, Inc.	2,016	81,507
Weight Watchers International, Inc.	2,520	152,510
WMS Industries, Inc. *	3,024	65,984
Wyndham Worldwide Corp.	10,080	327,398
Wynn Resorts Ltd.	5,040	779,789
Yum! Brands, Inc.	25,704	1,397,526

		17,743,859

Diversified Financials 5.5%
Affiliated Managers Group, Inc. *	3,024	263,572
American Express Co.	58,968	2,931,299
Ameriprise Financial, Inc.	14,112	644,918
Artio Global Investors, Inc.	3,024	27,488
Bank of America Corp.	549,361	4,488,271
Bank of New York Mellon Corp.	66,528	1,375,134
BlackRock, Inc.	5,544	913,374
Capital One Financial Corp.	25,704	1,183,669
Cash America International, Inc.	2,520	140,818
CBOE Holdings, Inc.	2,520	63,630
CIT Group, Inc. *	11,592	400,735
Citigroup, Inc.	158,760	4,929,498
CME Group, Inc.	4,032	1,077,028
Cohen & Steers, Inc.	4,032	155,958
Credit Acceptance Corp. *	1,512	104,540
Discover Financial Services	30,240	760,838
Duff & Phelps Corp., Class A	4,536	51,484
E*TRADE Financial Corp. *	13,608	168,195
Eaton Vance Corp.	6,552	159,934
EZCORP, Inc., Class A *	2,212	74,213
Federated Investors, Inc., Class B (a)	5,049	89,418
First Cash Financial Services, Inc. *	2,520	117,709
Franklin Resources, Inc.	8,573	1,028,074
Greenhill & Co., Inc.	1,512	53,721
IntercontinentalExchange, Inc. *	4,032	475,574
Invesco Ltd.	25,704	470,383
Investment Technology Group, Inc. *	3,024	34,413
Janus Capital Group, Inc.	10,080	73,584
Jefferies Group, Inc.	6,048	99,248
JPMorgan Chase & Co.	217,224	8,158,934
KBW, Inc.	2,520	36,868
Knight Capital Group, Inc., Class A *	5,040	65,066
Legg Mason, Inc.	9,072	258,280
Leucadia National Corp.	11,088	328,537
MF Global Holdings Ltd. *	11,088	60,873
Moody’s Corp.	11,592	357,381
Morgan Stanley	76,104	1,331,820
MSCI, Inc., Class A *	6,187	213,885
Northern Trust Corp.	13,608	522,955
NYSE Euronext	14,616	398,725
optionsXpress Holdings, Inc.	5,040	63,504
PHH Corp. *	5,040	95,609
PICO Holdings, Inc. *	2,520	59,270
Piper Jaffray Cos., Inc. *	1,512	36,031
Portfolio Recovery Associates, Inc. *	2,030	148,454
Raymond James Financial, Inc.	5,544	155,676
SEI Investments Co.	9,072	155,222
SLM Corp.	28,728	394,435
State Street Corp.	27,216	966,712
Stifel Financial Corp. *	2,237	67,289
T. Rowe Price Group, Inc.	14,112	754,710
TD Ameritrade Holding Corp.	13,104	201,540
The Charles Schwab Corp. (b)	52,662	649,323
The Goldman Sachs Group, Inc.	23,688	2,753,019
The NASDAQ OMX Group, Inc. *	8,568	202,976
Waddell & Reed Financial, Inc., Class A	4,536	141,614

See financial notes 23

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
World Acceptance Corp. *	1,512	98,507

		41,033,935

Energy 11.4%
Alpha Natural Resources, Inc. *	12,758	421,907
Anadarko Petroleum Corp.	27,720	2,044,350
Apache Corp.	20,664	2,129,838
Apco Oil & Gas International, Inc.	1,521	120,372
Arch Coal, Inc.	11,088	225,197
Atwood Oceanics, Inc. *	3,024	127,280
Baker Hughes, Inc.	24,192	1,478,373
Berry Petroleum Co., Class A	3,024	148,267
Bill Barrett Corp. *	3,528	169,168
Brigham Exploration Co. *	8,568	249,329
Bristow Group, Inc.	2,520	110,830
Cabot Oil & Gas Corp.	6,048	458,801
Cameron International Corp. *	14,112	733,259
CARBO Ceramics, Inc.	1,512	242,147
Chesapeake Energy Corp.	35,784	1,159,044
Chevron Corp.	109,872	10,867,439
Cimarex Energy Co.	5,040	358,294
Clean Energy Fuels Corp. *(a)	3,528	46,464
Cobalt International Energy, Inc. *	6,619	64,006
Complete Production Services, Inc. *	4,536	131,816
Comstock Resources, Inc. *	2,520	51,282
Concho Resources, Inc. *	6,048	525,874
ConocoPhillips	71,568	4,871,634
CONSOL Energy, Inc.	12,219	557,920
Contango Oil & Gas Co. *	504	30,558
Continental Resources, Inc. *	4,032	225,348
CVR Energy, Inc. *	3,577	101,837
Denbury Resources, Inc. *	21,721	346,450
Devon Energy Corp.	22,686	1,538,791
Diamond Offshore Drilling, Inc.	3,528	224,839
Dresser-Rand Group, Inc. *	5,040	213,948
Dril-Quip, Inc. *	1,512	97,826
El Paso Corp.	44,352	848,897
EOG Resources, Inc.	14,616	1,353,295
EXCO Resources, Inc.	9,576	128,127
Exterran Holdings, Inc. *	3,528	41,772
Exxon Mobil Corp.	269,640	19,964,146
FMC Technologies, Inc. *	14,112	627,419
Forest Oil Corp. *	6,048	117,755
Gulfport Energy Corp. *	2,540	73,406
Halliburton Co.	50,400	2,236,248
Helix Energy Solutions Group, Inc. *	5,544	93,638
Helmerich & Payne, Inc.	5,544	316,119
Hess Corp.	17,136	1,016,850
HollyFrontier Corp.	6,048	434,004
ION Geophysical Corp. *	9,576	67,702
Key Energy Services, Inc. *	9,576	137,799
Kinder Morgan, Inc.	5,090	131,576
Lufkin Industries, Inc.	2,016	125,456
Marathon Oil Corp.	39,816	1,071,847
Marathon Petroleum Corp. *	20,160	747,130
McMoRan Exploration Co. *	7,806	100,463
Murphy Oil Corp.	10,584	567,091
Nabors Industries Ltd. *	16,632	306,694
National-Oilwell Varco, Inc.	23,688	1,566,251
Newfield Exploration Co. *	7,560	385,938
Newpark Resources, Inc. *	5,070	41,980
Noble Corp. *	13,787	465,449
Noble Energy, Inc.	10,080	890,669
Northern Oil and Gas, Inc. *(a)	3,528	72,042
Oasis Petroleum, Inc. *	4,032	107,251
Occidental Petroleum Corp.	44,352	3,847,092
Oceaneering International, Inc.	6,048	258,189
Oil States International, Inc. *	2,520	166,522
Overseas Shipholding Group, Inc. (a)	2,016	35,945
Patriot Coal Corp. *	6,552	96,511
Patterson-UTI Energy, Inc.	9,072	221,720
Peabody Energy Corp.	15,624	762,451
Penn Virginia Corp.	3,528	28,788
Pioneer Drilling Co. *	6,552	82,817
Pioneer Natural Resources Co.	6,552	512,170
Plains Exploration & Production Co. *	8,064	237,162
QEP Resources, Inc.	9,072	319,425
Quicksilver Resources, Inc. *	7,056	67,244
Range Resources Corp.	9,072	587,503
Rosetta Resources, Inc. *	3,528	162,112
Rowan Cos., Inc. *	7,056	254,510
SandRidge Energy, Inc. *	19,677	144,429
Schlumberger Ltd.	75,108	5,867,437
SEACOR Holdings, Inc.	1,008	89,450
Ship Finance International Ltd. (a)	4,032	64,109
SM Energy Co.	3,528	269,892
Southern Union Co.	6,552	274,398
Southwestern Energy Co. *	19,152	726,818
Spectra Energy Corp.	35,784	929,310
Stone Energy Corp. *	1,512	39,932
Sunoco, Inc.	6,552	249,893
Superior Energy Services, Inc. *	4,536	160,212
Swift Energy Co. *	2,016	62,194
Teekay Corp.	4,032	109,549
Tesco Corp. *	4,536	75,751
Tesoro Corp. *	8,064	194,020
TETRA Technologies, Inc. *	3,772	38,663
The Williams Cos., Inc.	32,256	870,589
Tidewater, Inc.	3,024	162,086
Ultra Petroleum Corp. *	8,568	287,028
Unit Corp. *	2,520	120,179
Valero Energy Corp.	31,248	709,955
Weatherford International Ltd. *	40,333	690,904
Whiting Petroleum Corp. *	7,056	332,408
World Fuel Services Corp.	3,528	131,030

		84,349,899

Food & Staples Retailing 2.0%
BJ’s Wholesale Club, Inc. *	3,024	153,680
Casey’s General Stores, Inc.	2,520	113,400
Costco Wholesale Corp.	24,192	1,900,040
CVS Caremark Corp.	74,737	2,683,806
Nash Finch Co.	1,008	32,054
PriceSmart, Inc.	2,016	131,967
Ruddick Corp.	2,174	88,895
Safeway, Inc.	22,680	415,724
SUPERVALU, Inc. (a)	11,279	89,894
Sysco Corp.	32,256	900,910
The Andersons, Inc.	1,512	60,798
The Kroger Co.	33,768	795,574
United Natural Foods, Inc. *	2,520	102,488
Wal-Mart Stores, Inc.	96,768	5,149,025

24 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Walgreen Co.	50,004	1,760,641
Whole Foods Market, Inc.	8,568	565,745
Winn-Dixie Stores, Inc. *	72	555

		14,945,196

Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	113,904	3,097,050
Archer-Daniels-Midland Co.	32,256	918,651
Brown-Forman Corp., Class B	6,048	433,944
Bunge Ltd.	8,064	521,821
Campbell Soup Co.	11,592	369,437
Chiquita Brands International, Inc. *	4,536	46,766
Coca-Cola Enterprises, Inc.	18,144	501,137
ConAgra Foods, Inc.	24,696	603,076
Constellation Brands, Inc., Class A *	11,088	219,210
Corn Products International, Inc.	4,536	212,103
Darling International, Inc. *	5,453	91,883
Dean Foods Co. *	9,576	82,737
Diamond Foods, Inc. (a)	1,512	119,236
Dole Food Co., Inc. *	5,544	62,481
Dr. Pepper Snapple Group, Inc.	13,269	510,591
Flowers Foods, Inc.	6,793	129,407
General Mills, Inc.	34,272	1,299,252
Green Mountain Coffee Roasters, Inc. *	6,552	686,257
H.J. Heinz Co.	17,136	902,039
Hansen Natural Corp. *	4,032	344,010
Hormel Foods Corp.	8,064	222,647
J&J Snack Foods Corp.	1,060	53,647
Kellogg Co.	14,135	767,813
Kraft Foods, Inc., Class A	88,704	3,106,414
Lancaster Colony Corp.	1,020	61,832
Lorillard, Inc.	8,105	903,059
McCormick & Co., Inc.	7,056	337,206
Molson Coors Brewing Co., Class B	8,568	374,850
PepsiCo, Inc.	87,192	5,617,781
Philip Morris International, Inc.	97,272	6,742,895
Ralcorp Holdings, Inc. *	3,024	261,788
Reynolds American, Inc.	18,144	681,670
Sara Lee Corp.	32,256	581,898
Smithfield Foods, Inc. *	8,568	187,811
Snyders-Lance, Inc.	3,024	67,344
The Coca-Cola Co.	116,424	8,202,071
The Hershey Co.	8,568	502,513
The J.M. Smucker Co.	6,552	472,334
Tootsie Roll Industries, Inc.	1,512	38,314
TreeHouse Foods, Inc. *	2,016	110,436
Tyson Foods, Inc., Class A	15,624	272,951
Vector Group Ltd. (a)	2,795	52,211

		40,770,573

Health Care Equipment & Services 4.5%
Aetna, Inc.	21,168	847,355
Alere, Inc. *	4,536	113,264
Align Technology, Inc. *	4,536	86,638
Allscripts Healthcare Solutions, Inc. *	10,584	190,036
AMERIGROUP Corp. *	3,528	174,530
AmerisourceBergen Corp.	16,632	658,295
AmSurg Corp. *	3,528	79,839
athenahealth, Inc. *	2,016	116,928
Baxter International, Inc.	31,782	1,779,156
Becton, Dickinson & Co.	11,592	943,357
Boston Scientific Corp. *	84,168	570,659
Brookdale Senior Living, Inc. *	5,040	81,194
C.R. Bard, Inc.	5,544	528,121
Cardinal Health, Inc.	20,160	856,800
CareFusion Corp. *	11,841	303,248
Catalyst Health Solutions, Inc. *	2,520	135,374
Centene Corp. *	3,024	96,435
Cerner Corp. *	8,064	531,901
Chemed Corp.	1,512	87,772
CIGNA Corp.	15,120	706,709
Community Health Systems, Inc. *	5,544	112,876
CONMED Corp. *	3,528	82,732
Coventry Health Care, Inc. *	8,568	281,716
Covidien plc	27,314	1,425,245
Cyberonics, Inc. *	2,016	56,871
DaVita, Inc. *	5,544	407,928
DENTSPLY International, Inc.	8,064	283,853
Edwards Lifesciences Corp. *	6,048	456,322
Emdeon, Inc., Class A *	3,054	57,171
Emeritus Corp. *	3,528	61,705
Express Scripts, Inc. *	28,224	1,324,835
Gen-Probe, Inc. *	2,520	151,124
Gentiva Health Services, Inc. *	3,024	23,013
Haemonetics Corp. *	1,512	94,515
HCA Holdings, Inc. *	7,056	141,332
Health Management Associates, Inc., Class A *	14,616	120,144
Health Net, Inc. *	5,544	136,881
HEALTHSOUTH Corp. *	5,040	107,806
Healthspring, Inc. *	3,024	118,057
Henry Schein, Inc. *	5,040	332,186
Hill-Rom Holdings, Inc.	3,528	106,898
HMS Holdings Corp. *	6,048	158,639
Hologic, Inc. *	14,112	234,824
Hospira, Inc. *	9,072	419,126
Humana, Inc.	9,576	743,481
IDEXX Laboratories, Inc. *	3,528	281,464
Integra LifeSciences Holdings Corp. *	1,526	60,857
Intuitive Surgical, Inc. *	2,520	961,002
Invacare Corp.	3,528	88,623
Kindred Healthcare, Inc. *	5,040	65,218
Kinetic Concepts, Inc. *	3,528	238,281
Laboratory Corp. of America Holdings *	6,048	505,189
Landauer, Inc.	504	25,986
LHC Group, Inc. *	8	160
LifePoint Hospitals, Inc. *	3,024	110,981
Lincare Holdings, Inc.	5,137	110,600
Magellan Health Services, Inc. *	2,016	100,538
Masimo Corp.	3,024	74,602
McKesson Corp.	15,120	1,208,542
MedAssets, Inc. *	3,528	40,325
Medco Health Solutions, Inc. *	23,184	1,255,182
MEDNAX, Inc. *	2,520	164,581
Medtronic, Inc.	58,969	2,068,043
Meridian Bioscience, Inc.	3,528	65,268
NuVasive, Inc. *	2,062	49,962
Omnicare, Inc.	6,552	194,660
Owens & Minor, Inc.	3,528	103,864
Patterson Cos., Inc.	5,544	161,996

See financial notes 25

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
PSS World Medical, Inc. *	3,528	83,190
Quality Systems, Inc.	1,512	139,134
Quest Diagnostics, Inc.	8,568	429,000
ResMed, Inc. *	8,064	249,742
Select Medical Holdings Corp. *	64	464
Sirona Dental Systems, Inc. *	2,520	117,583
St. Jude Medical, Inc.	19,163	872,683
STERIS Corp.	2,689	86,532
Stryker Corp.	17,136	836,922
Teleflex, Inc.	2,016	115,960
Tenet Healthcare Corp. *	27,216	143,700
The Cooper Cos., Inc.	2,520	189,680
Thoratec Corp. *	3,024	103,602
UnitedHealth Group, Inc.	61,087	2,902,854
Universal American Corp. *	4,536	49,851
Universal Health Services, Inc., Class B	5,040	209,664
Varian Medical Systems, Inc. *	7,056	401,910
VCA Antech, Inc. *	4,536	83,961
Volcano Corp. *	2,649	79,338
WellCare Health Plans, Inc. *	2,016	92,393
WellPoint, Inc.	20,664	1,308,031
West Pharmaceutical Services, Inc.	2,016	80,882
Wright Medical Group, Inc. *	3,024	46,358
Zimmer Holdings, Inc. *	12,096	688,141
Zoll Medical Corp. *	1,512	67,556

		33,641,946

Household & Personal Products 2.4%
Avon Products, Inc.	23,688	534,401
Church & Dwight Co., Inc.	8,064	351,107
Colgate-Palmolive Co.	27,216	2,448,623
Energizer Holdings, Inc. *	4,032	304,335
Herbalife Ltd.	7,056	393,725
Kimberly-Clark Corp.	21,672	1,498,836
Mead Johnson Nutrition Co.	11,112	791,730
Nu Skin Enterprises, Inc., Class A	3,528	149,199
Spectrum Brands Holdings, Inc. *	2,520	67,486
The Clorox Co.	7,560	526,932
The Estee Lauder Cos., Inc., Class A	6,552	639,868
The Procter & Gamble Co.	153,216	9,756,795

		17,463,037

Insurance 3.8%
ACE Ltd.	18,648	1,204,288
Aflac, Inc.	26,208	988,566
Alleghany Corp. *	511	152,769
Allied World Assurance Co. Holdings AG	2,016	104,630
American Financial Group, Inc.	4,032	134,185
American International Group, Inc. *	23,184	587,251
American National Insurance Co.	1,008	75,560
AMERISAFE, Inc. *	1,008	19,888
AmTrust Financial Services, Inc.	3,528	85,342
Aon Corp.	16,632	777,213
Arch Capital Group Ltd. *	9,072	305,545
Argo Group International Holdings Ltd.	2,016	55,460
Arthur J. Gallagher & Co.	6,048	170,614
Aspen Insurance Holdings Ltd.	4,032	96,808
Assurant, Inc.	6,552	230,434
Assured Guaranty Ltd.	9,146	123,380
Axis Capital Holdings Ltd.	8,064	231,114
Berkshire Hathaway, Inc., Class B *	104,844	7,653,612
Brown & Brown, Inc.	6,552	137,658
Cincinnati Financial Corp.	8,568	239,219
CNO Financial Group, Inc. *	12,098	77,790
Delphi Financial Group, Inc., Class A	3,024	73,120
Endurance Specialty Holdings Ltd.	3,024	109,348
Enstar Group Ltd. *	504	51,892
Erie Indemnity Co., Class A	2,016	148,236
Everest Re Group Ltd.	3,024	244,037
FBL Financial Group, Inc., Class A	504	14,702
Fidelity National Financial, Inc., Class A	13,104	222,637
First American Financial Corp.	7,056	107,604
Flagstone Reinsurance Holdings S.A.	3,528	25,049
Genworth Financial, Inc., Class A *	28,224	195,028
Greenlight Capital Re Ltd., Class A *	1,512	33,914
Hanover Insurance Group, Inc.	3,024	107,412
Harleysville Group, Inc.	1,008	28,899
HCC Insurance Holdings, Inc.	6,048	176,844
Hilltop Holdings, Inc. *	28	218
Infinity Property & Casualty Corp.	504	25,729
Kemper Corp.	3,024	77,535
Lincoln National Corp.	16,632	345,114
Loews Corp.	19,656	739,459
Markel Corp. *	504	198,566
Marsh & McLennan Cos., Inc.	29,232	868,775
MBIA, Inc. *(a)	12,096	93,865
MetLife, Inc.	44,973	1,511,093
Montpelier Re Holdings Ltd.	4,536	77,928
Old Republic International Corp.	13,248	131,685
OneBeacon Insurance Group Ltd., Class A	26	362
PartnerRe Ltd.	4,548	259,190
Platinum Underwriters Holdings Ltd.	2,520	79,380
Principal Financial Group, Inc.	17,136	434,569
ProAssurance Corp. *	2,016	146,281
Protective Life Corp.	4,536	86,139
Prudential Financial, Inc.	26,712	1,341,209
Reinsurance Group of America, Inc.	4,032	215,188
RenaissanceRe Holdings Ltd.	3,528	231,331
Safety Insurance Group, Inc.	1,008	39,312
Selective Insurance Group, Inc.	3,024	45,995
StanCorp Financial Group, Inc.	2,520	76,986
State Auto Financial Corp.	2,520	35,482
The Allstate Corp.	29,736	779,975
The Chubb Corp.	17,146	1,061,166
The Hartford Financial Services Group, Inc.	24,281	464,738
The Navigators Group, Inc. *	1,014	45,397
The Progressive Corp.	35,280	676,670
The Travelers Cos., Inc.	23,688	1,195,296
Torchmark Corp.	7,056	269,610
Tower Group, Inc.	2,016	48,404
Transatlantic Holdings, Inc.	3,528	178,623
Unum Group	18,648	438,974
Validus Holdings Ltd.	3,066	79,164
W.R. Berkley Corp.	8,064	249,097
White Mountains Insurance Group Ltd.	511	204,400

26 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
XL Group plc	19,152	398,553

		28,141,506

Materials 4.3%
AbitibiBowater, Inc. *	4,536	77,067
Air Products & Chemicals, Inc.	11,088	907,775
Airgas, Inc.	4,536	294,296
AK Steel Holding Corp.	6,552	58,902
Albemarle Corp.	5,040	255,578
Alcoa, Inc.	56,448	723,099
Allegheny Technologies, Inc.	5,544	277,865
Allied Nevada Gold Corp. *	4,536	188,380
AMCOL International Corp.	3,024	87,998
AptarGroup, Inc.	3,528	178,093
Arch Chemicals, Inc.	1,136	53,312
Ashland, Inc.	4,032	213,736
Ball Corp.	10,080	362,074
Bemis Co., Inc.	6,048	187,851
Cabot Corp.	3,528	121,469
Calgon Carbon Corp. *	5,544	87,706
Carpenter Technology Corp.	2,044	103,161
Celanese Corp., Series A	8,064	379,089
Century Aluminum Co. *	3,024	36,802
CF Industries Holdings, Inc.	4,032	737,130
Chemtura Corp. *	5,245	69,444
Cliffs Natural Resources, Inc.	7,560	626,346
Coeur d’Alene Mines Corp. *	4,641	132,036
Commercial Metals Co.	6,552	76,986
Compass Minerals International, Inc.	2,016	152,430
Crown Holdings, Inc. *	9,072	321,784
Cytec Industries, Inc.	2,520	114,408
Domtar Corp.	3,036	243,852
E.I. du Pont de Nemours & Co.	51,408	2,481,464
Eagle Materials, Inc.	3,024	59,633
Eastman Chemical Co.	3,528	291,871
Ecolab, Inc.	13,104	702,374
Ferro Corp. *	4,599	38,494
FMC Corp.	4,032	306,150
Freeport-McMoRan Copper & Gold, Inc.	51,408	2,423,373
Graphic Packaging Holding Co. *	16,632	70,021
Greif, Inc., Class A	2,016	112,614
H.B. Fuller Co.	4,032	89,389
Hecla Mining Co. *	14,112	108,239
Huntsman Corp.	10,080	132,149
International Flavors & Fragrances, Inc.	4,032	233,937
International Paper Co.	22,680	615,762
Intrepid Potash, Inc. *	3,024	103,481
Kaiser Aluminum Corp.	2,016	104,570
LyondellBasell Industries N.V., Class A	19,656	681,080
Martin Marietta Materials, Inc.	2,520	178,492
MeadWestvaco Corp.	9,576	263,532
Minerals Technologies, Inc.	1,512	87,711
Molycorp, Inc. *	3,024	170,917
Monsanto Co.	30,240	2,084,443
Nalco Holding Co.	7,560	279,796
NewMarket Corp.	530	88,870
Newmont Mining Corp.	26,712	1,672,705
Nucor Corp.	16,128	581,898
Olin Corp.	5,040	100,498
OM Group, Inc. *	2,520	79,708
Owens-Illinois, Inc. *	9,576	181,369
Packaging Corp. of America	5,544	140,540
PPG Industries, Inc.	9,576	733,426
Praxair, Inc.	17,136	1,687,725
Reliance Steel & Aluminum Co.	4,536	187,972
Rock-Tenn Co., Class A	3,026	162,405
Rockwood Holdings, Inc. *	4,032	205,632
Royal Gold, Inc.	3,033	232,570
RPM International, Inc.	7,560	157,550
Schnitzer Steel Industries, Inc., Class A	1,512	68,856
Schweitzer-Mauduit International, Inc.	1,512	90,690
Sealed Air Corp.	8,568	157,823
Sensient Technologies Corp.	3,024	109,922
Sigma-Aldrich Corp.	6,048	389,431
Silgan Holdings, Inc.	2,621	99,415
Solutia, Inc. *	7,056	122,633
Sonoco Products Co.	5,544	175,135
Southern Copper Corp.	12,096	408,482
Steel Dynamics, Inc.	12,096	153,982
Stillwater Mining Co. *	4,536	69,809
Temple-Inland, Inc.	6,048	146,362
Texas Industries, Inc.	2,016	71,790
The Dow Chemical Co.	63,504	1,806,689
The Lubrizol Corp.	4,032	543,312
The Mosaic Co.	8,568	609,442
The Scotts Miracle-Gro Co., Class A	2,520	122,371
The Valspar Corp.	5,040	162,742
Titanium Metals Corp.	5,544	88,870
United States Steel Corp.	8,064	242,888
Valhi, Inc.	2,708	160,395
Vulcan Materials Co. (a)	6,048	211,861
W.R. Grace & Co. *	3,528	139,074
Walter Energy, Inc.	3,528	288,379
Westlake Chemical Corp.	1,512	69,476
Weyerhaeuser Co.	29,232	527,053
Worthington Industries, Inc.	3,560	57,850

		31,995,761

Media 3.0%
AMC Networks, Inc., Class A *	3,528	130,536
Belo Corp., Class A *	4,536	24,721
Cablevision Systems Corp., Class A	13,104	236,658
CBS Corp., Class B	34,776	871,139
Charter Communications, Inc., Class A *	2,520	125,698
Cinemark Holdings, Inc.	4,032	84,470
Clear Channel Outdoor Holdings, Inc., Class A *	5,040	57,708
Comcast Corp., Class A	151,704	3,263,153
DIRECTV, Class A *	41,832	1,839,353
Discovery Communications, Inc., Series A *	15,624	660,583
DISH Network Corp., Class A *	12,096	300,706
DreamWorks Animation SKG, Inc., Class A *	4,032	85,156
Gannett Co., Inc.	14,112	162,994
John Wiley & Sons, Inc., Class A	2,520	122,951
Lamar Advertising Co., Class A *	3,528	73,770
Liberty Global, Inc., Series A *	14,112	569,984

See financial notes 27

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Liberty Media - Starz, Series A *	3,024	208,263
Liberty Media Corp. - Capital, Series A *	4,536	323,462
Live Nation Entertainment, Inc. *	7,651	70,772
Madison Square Garden, Inc., Class A *	3,077	74,340
Morningstar, Inc.	1,512	90,206
News Corp., Class A	130,536	2,254,357
Omnicom Group, Inc.	17,136	694,865
Scripps Networks Interactive, Class A	4,536	194,368
Sirius XM Radio, Inc. *	218,232	392,818
The Interpublic Group of Cos., Inc.	26,712	230,524
The McGraw-Hill Cos., Inc.	17,640	742,820
The New York Times Co., Class A *	9,072	74,209
The Walt Disney Co.	96,344	3,281,477
The Washington Post Co., Class B	510	181,438
Time Warner Cable, Inc.	18,144	1,188,432
Time Warner, Inc.	61,086	1,933,983
Valassis Communications, Inc. *	2,520	63,680
Viacom, Inc., Class B	30,240	1,458,777
Virgin Media, Inc.	16,128	409,006

		22,477,377

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
Abbott Laboratories	83,664	4,393,197
Acorda Therapeutics, Inc. *	3,528	91,904
Alexion Pharmaceuticals, Inc. *	10,080	584,086
Alkermes, Inc. *	9,576	166,048
Allergan, Inc.	17,640	1,443,128
Alnylam Pharmaceuticals, Inc. *	36	251
Amgen, Inc. *	51,408	2,848,260
Amylin Pharmaceuticals, Inc. *	8,064	91,204
ARIAD Pharmaceuticals, Inc. *	10,080	99,187
Auxilium Pharmaceuticals, Inc. *	2,520	42,865
Bio-Rad Laboratories, Inc., Class A *	1,008	101,143
Biogen Idec, Inc. *	12,600	1,186,920
BioMarin Pharmaceutical, Inc. *	6,048	178,930
Bristol-Myers Squibb Co.	94,306	2,805,604
Bruker Corp. *	4,536	64,547
Celgene Corp. *	25,704	1,528,617
Cephalon, Inc. *	4,032	325,140
Cepheid, Inc. *	6,289	228,039
Charles River Laboratories International, Inc. *	3,528	116,847
Covance, Inc. *	3,528	174,848
Cubist Pharmaceuticals, Inc. *	4,536	157,354
Dendreon Corp. *	7,683	94,347
Eli Lilly & Co.	54,432	2,041,744
Endo Pharmaceuticals Holdings, Inc. *	5,544	176,909
Exelixis, Inc. *	7,056	52,779
Forest Laboratories, Inc. *	16,632	569,480
Gilead Sciences, Inc. *	45,495	1,814,568
Halozyme Therapeutics, Inc. *	12,600	85,680
Human Genome Sciences, Inc. *	10,080	129,730
Illumina, Inc. *	7,056	367,618
Impax Laboratories, Inc. *	4,540	89,302
Incyte Corp. *	7,056	113,390
InterMune, Inc. *	2,530	68,057
Ironwood Pharmaceuticals, Inc. *	5,196	66,197
Johnson & Johnson	149,688	9,849,470
Life Technologies Corp. *	10,080	423,360
Luminex Corp. *	5,544	127,678
Medicis Pharmaceutical Corp., Class A	3,528	137,239
Merck & Co., Inc.	167,328	5,541,903
Mettler-Toledo International, Inc. *	2,016	321,088
Mylan, Inc. *	23,184	481,300
Myriad Genetics, Inc. *	5,040	99,943
Nektar Therapeutics *	5,084	29,106
Onyx Pharmaceuticals, Inc. *	3,528	120,058
Par Pharmaceutical Cos., Inc. *	3,528	104,887
PAREXEL International Corp. *	3,103	63,239
PDL BioPharma, Inc.	10,080	61,589
PerkinElmer, Inc.	7,056	161,371
Perrigo Co.	4,536	429,741
Pfizer, Inc.	440,496	8,360,614
Pharmaceutical Product Development, Inc.	6,552	206,257
Pharmasset, Inc. *	2,037	267,499
Questcor Pharmaceuticals, Inc. *	4,536	136,307
Regeneron Pharmaceuticals, Inc. *	4,536	267,760
Salix Pharmaceuticals Ltd. *	4,032	122,774
Seattle Genetics, Inc. *	8,568	148,998
Targacept, Inc. *	2,016	32,820
Techne Corp.	2,016	146,100
Theravance, Inc. *	4,157	78,983
Thermo Fisher Scientific, Inc. *	22,176	1,218,128
United Therapeutics Corp. *	2,520	108,738
Vertex Pharmaceuticals, Inc. *	11,592	524,770
ViroPharma, Inc. *	4,088	80,983
Warner Chilcott plc, Class A	6,148	104,885
Waters Corp. *	5,040	402,545
Watson Pharmaceuticals, Inc. *	7,560	507,427

		52,965,480

Real Estate 3.0%
Acadia Realty Trust	2,016	42,497
Alexander’s, Inc.	510	220,779
Alexandria Real Estate Equities, Inc.	3,024	220,177
American Campus Communities, Inc.	3,024	117,966
American Capital Agency Corp.	10,080	287,381
Annaly Capital Management, Inc.	47,906	868,536
Anworth Mortgage Asset Corp.	11,088	79,723
Apartment Investment & Management Co., Class A	7,056	187,478
AvalonBay Communities, Inc.	5,040	687,355
BioMed Realty Trust, Inc.	6,552	119,836
Boston Properties, Inc.	8,064	840,995
Brandywine Realty Trust	8,568	85,166
BRE Properties, Inc.	4,032	202,648
Brookfield Office Properties, Inc.	14,616	245,256
Camden Property Trust	3,528	235,741
Capstead Mortgage Corp.	6,048	80,499
CB Richard Ellis Group, Inc., Class A *	16,139	244,667
CBL & Associates Properties, Inc.	9,576	140,863
Chimera Investment Corp.	54,522	165,202
Colonial Properties Trust	3,528	74,159
Colony Financial, Inc.	4,032	62,214
CommonWealth REIT	3,762	77,347
Corporate Office Properties Trust	3,024	81,013
Cousins Properties, Inc.	11,715	84,582
DCT Industrial Trust, Inc.	17,136	77,283

28 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Developers Diversified Realty Corp.	10,201	126,390
DiamondRock Hospitality Co.	10,622	82,214
Digital Realty Trust, Inc.	5,040	301,140
Douglas Emmett, Inc.	7,056	127,290
Duke Realty Corp.	12,600	149,562
DuPont Fabros Technology, Inc.	3,528	81,673
EastGroup Properties, Inc.	2,016	81,467
Entertainment Properties Trust	2,520	106,168
Equity Lifestyle Properties, Inc.	2,520	173,678
Equity One, Inc.	5,040	90,770
Equity Residential	16,642	1,018,158
Essex Property Trust, Inc.	1,512	217,048
Extra Space Storage, Inc.	8,568	184,212
Federal Realty Investment Trust	3,528	319,460
Forest City Enterprises, Inc., Class A *	9,072	120,567
Forestar Group, Inc. *	2,016	25,381
Franklin Street Properties Corp.	4,536	59,149
General Growth Properties, Inc.	20,963	285,935
Government Properties Income Trust	2,529	59,229
Hatteras Financial Corp.	3,024	83,493
HCP, Inc.	23,184	864,300
Health Care REIT, Inc.	9,082	462,819
Healthcare Realty Trust, Inc.	4,032	70,520
Highwoods Properties, Inc.	4,032	132,088
Home Properties, Inc.	2,016	134,810
Hospitality Properties Trust	7,056	165,675
Host Hotels & Resorts, Inc.	37,296	441,212
Inland Real Estate Corp.	4,035	32,724
Invesco Mortgage Capital	6,048	106,687
Investors Real Estate Trust	4,040	31,431
Jones Lang LaSalle, Inc.	2,520	168,613
Kilroy Realty Corp.	3,024	108,048
Kimco Realty Corp.	21,672	383,594
LaSalle Hotel Properties	4,536	85,277
Lexington Realty Trust	11,088	81,829
Liberty Property Trust	6,048	205,269
Mack-Cali Realty Corp.	4,032	125,597
Medical Properties Trust, Inc.	5,788	61,874
MFA Financial, Inc.	15,120	113,249
Mid-America Apartment Communities, Inc.	2,016	144,104
National Health Investors, Inc.	2,520	115,164
National Retail Properties, Inc.	5,040	137,390
OMEGA Healthcare Investors, Inc.	5,040	91,476
Pebblebrook Hotel Trust	5,040	80,993
Pennsylvania Real Estate Investment Trust	2,173	22,404
Piedmont Office Realty Trust, Inc., Class A	10,080	190,512
Plum Creek Timber Co., Inc.	9,072	344,464
Post Properties, Inc.	2,520	105,336
Potlatch Corp.	2,520	84,571
ProLogis, Inc.	23,184	631,300
PS Business Parks, Inc.	1,512	82,661
Public Storage	8,064	997,759
Rayonier, Inc.	6,804	285,360
Realty Income Corp.	6,552	227,223
Redwood Trust, Inc.	5,544	69,633
Regency Centers Corp.	5,040	207,950
Saul Centers, Inc.	1,539	54,450
Senior Housing Properties Trust	7,056	167,862
Simon Property Group, Inc.	16,128	1,895,040
SL Green Realty Corp.	4,032	291,272
Sovran Self Storage, Inc.	2,520	102,413
Starwood Property Trust, Inc.	4,032	74,592
Sunstone Hotel Investors, Inc. *	10,080	60,883
Tanger Factory Outlet Centers, Inc.	4,032	113,420
Taubman Centers, Inc.	3,024	174,273
The Howard Hughes Corp. *	2,019	109,208
The Macerich Co.	7,560	370,742
The St. Joe Co. *(a)	5,544	102,231
Two Harbors Investment Corp.	7,560	72,349
U-Store-It Trust	4,202	45,129
UDR, Inc.	9,758	260,636
Ventas, Inc.	14,117	754,977
Vornado Realty Trust	10,080	865,973
Washington Real Estate Investment Trust	3,024	93,563
Weingarten Realty Investors	7,056	171,955

		22,597,231

Retailing 3.9%
99 Cents Only Stores *	6,552	121,998
Aaron’s, Inc.	4,536	120,839
Abercrombie & Fitch Co., Class A	4,536	288,535
Advance Auto Parts, Inc.	5,040	306,029
Aeropostale, Inc. *	5,097	56,984
Amazon.com, Inc. *	19,152	4,123,234
American Eagle Outfitters, Inc.	10,080	111,586
Ann, Inc. *	3,141	74,033
Ascena Retail Group, Inc. *	4,032	114,589
AutoNation, Inc. *(a)	4,032	162,812
AutoZone, Inc. *	1,512	464,184
Bed Bath & Beyond, Inc. *	14,616	831,066
Best Buy Co., Inc.	18,648	477,202
Big Lots, Inc. *	4,536	153,770
Blue Nile, Inc. *	1,512	58,711
Cabela’s, Inc. *	2,802	65,707
CarMax, Inc. *	12,600	354,186
Chico’s FAS, Inc.	10,080	140,314
Collective Brands, Inc. *	4,536	61,191
Dick’s Sporting Goods, Inc. *	4,536	159,350
Dillard’s, Inc., Class A	3,528	163,276
Dollar General Corp. *	4,536	166,018
Dollar Tree, Inc. *	7,560	539,935
DSW, Inc., Class A *	2,016	93,563
Expedia, Inc.	11,592	351,354
Family Dollar Stores, Inc.	7,056	376,720
Foot Locker, Inc.	9,072	189,333
GameStop Corp., Class A *	8,568	205,032
Genuine Parts Co.	8,568	471,411
Group 1 Automotive, Inc.	2,520	105,210
Guess?, Inc.	4,546	155,064
HSN, Inc. *	3,024	97,191
J.C. Penney Co., Inc.	9,072	241,587
Kohl’s Corp.	16,128	747,371
Liberty Media Corp. - Interactive, Series A *	32,760	518,263
Limited Brands, Inc.	15,120	570,629
LKQ Corp. *	8,064	206,438
Lowe’s Cos., Inc.	71,064	1,416,305
Lumber Liquidators Holdings, Inc. *	1,512	22,892
Macy’s, Inc.	23,688	614,704

See financial notes 29

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Netflix, Inc. *	2,520	592,225
Nordstrom, Inc.	9,576	435,325
O’Reilly Automotive, Inc. *	7,560	490,493
Penske Automotive Group, Inc.	7,080	129,139
PetSmart, Inc.	7,056	297,622
Priceline.com, Inc. *	2,720	1,461,347
RadioShack Corp.	7,056	91,799
Rent-A-Center, Inc.	4,536	127,824
Ross Stores, Inc.	7,056	539,960
Saks, Inc. *	8,568	82,938
Sally Beauty Holdings, Inc. *	6,134	103,665
Sears Holdings Corp. *(a)	3,024	181,107
Shutterfly, Inc. *	1,512	81,134
Signet Jewelers Ltd. *	4,536	176,632
Staples, Inc.	37,800	557,172
Target Corp.	34,272	1,770,834
The Buckle, Inc.	2,520	99,288
The Children’s Place Retail Stores, Inc. *	2,016	86,527
The Gap, Inc.	20,819	343,930
The Home Depot, Inc.	88,873	2,966,581
The Men’s Wearhouse, Inc.	3,024	87,424
The Sherwin-Williams Co.	5,544	419,903
The TJX Cos., Inc.	23,184	1,266,310
Tiffany & Co.	7,056	507,750
Tractor Supply Co.	4,032	247,444
Ulta Salon, Cosmetics & Fragrance, Inc. *	3,024	178,658
Urban Outfitters, Inc. *	7,560	197,883
Williams-Sonoma, Inc.	5,544	183,562

		29,203,092

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	35,280	240,962
Altera Corp.	17,136	623,579
Amkor Technology, Inc. *	8,064	35,078
Analog Devices, Inc.	16,128	532,547
Applied Materials, Inc.	74,592	844,381
Applied Micro Circuits Corp. *	5,726	32,581
Atmel Corp. *	24,938	227,185
Broadcom Corp., Class A *	25,200	898,380
Cabot Microelectronics Corp. *	1,008	40,078
Cavium Networks, Inc. *	4,032	129,790
Cirrus Logic, Inc. *	4,133	62,739
Cree, Inc. *	7,066	229,150
Cymer, Inc. *	2,016	81,567
Cypress Semiconductor Corp. *	9,576	151,684
Diodes, Inc. *	2,016	40,360
Fairchild Semiconductor International, Inc. *	10,584	140,344
FEI Co. *	3,024	96,738
GT Advanced Technologies, Inc. *	7,056	86,154
Hittite Microwave Corp. *	2,016	109,509
Integrated Device Technology, Inc. *	13,608	77,021
Intel Corp.	299,376	6,026,439
International Rectifier Corp. *	4,032	91,889
Intersil Corp., Class A	6,552	73,579
KLA-Tencor Corp.	9,576	351,248
Lam Research Corp. *	7,056	262,201
Linear Technology Corp.	11,592	331,879
LSI Corp. *	35,784	243,689
Marvell Technology Group Ltd. *	29,232	384,401
Maxim Integrated Products, Inc.	17,136	394,985
MEMC Electronic Materials, Inc. *	12,096	84,430
Microchip Technology, Inc.	10,080	330,826
Micron Technology, Inc. *	54,019	319,252
Microsemi Corp. *	5,544	86,098
MKS Instruments, Inc.	5,040	117,029
Monolithic Power Systems, Inc. *	36	455
National Semiconductor Corp.	12,600	313,740
Netlogic Microsystems, Inc. *	4,032	121,041
Novellus Systems, Inc. *	5,040	140,969
NVIDIA Corp. *	30,744	409,203
OmniVision Technologies, Inc. *	3,024	55,642
ON Semiconductor Corp. *	24,192	175,876
PMC-Sierra, Inc. *	12,096	73,665
Power Integrations, Inc.	2,520	80,993
Rambus, Inc. *	6,048	70,217
RF Micro Devices, Inc. *	19,656	122,064
Semtech Corp. *	3,205	68,363
Silicon Laboratories, Inc. *	2,520	87,116
Skyworks Solutions, Inc. *	9,072	187,155
Teradyne, Inc. *	10,080	121,968
Tessera Technologies, Inc. *	3,024	42,578
Texas Instruments, Inc.	64,735	1,696,704
TriQuint Semiconductor, Inc. *	8,347	63,270
Varian Semiconductor Equipment Associates, Inc. *	4,032	247,101
Veeco Instruments, Inc. *	2,117	76,974
Volterra Semiconductor Corp. *	2,520	51,030
Xilinx, Inc.	15,624	486,531

		18,470,427

Software & Services 7.3%
Accenture plc, Class A	37,941	2,033,258
Activision Blizzard, Inc.	32,256	381,911
Acxiom Corp. *	5,040	55,289
Adobe Systems, Inc. *	29,232	737,816
Advent Software, Inc. *	4,032	93,502
Akamai Technologies, Inc. *	10,080	221,155
Alliance Data Systems Corp. *	3,024	282,472
ANSYS, Inc. *	4,536	244,853
AOL, Inc. *	5,602	87,279
Ariba, Inc. *	7,056	191,429
Aspen Technology, Inc. *	4,536	76,159
Autodesk, Inc. *	12,600	355,320
Automatic Data Processing, Inc.	27,720	1,386,832
Blackbaud, Inc.	3,528	88,341
Blackboard, Inc. *	2,016	85,095
BMC Software, Inc. *	10,080	409,349
Broadridge Financial Solutions, Inc.	7,077	147,343
CA, Inc.	23,184	486,632
CACI International, Inc., Class A *	1,512	83,251
Cadence Design Systems, Inc. *	14,616	135,052
Citrix Systems, Inc. *	10,080	609,134
Cognizant Technology Solutions Corp., Class A *	16,128	1,023,322
CommVault Systems, Inc. *	4,032	136,725
Computer Sciences Corp.	8,568	262,695
Compuware Corp. *	13,104	110,860
Concur Technologies, Inc. *	2,520	105,386
Convergys Corp. *	7,056	75,146

30 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
CoreLogic, Inc. *	7,056	80,580
DealerTrack Holdings, Inc. *	2,016	37,740
Digital River, Inc. *	3,528	70,983
DST Systems, Inc.	2,016	94,591
EarthLink, Inc.	9,576	70,671
eBay, Inc. *	60,984	1,882,576
Electronic Arts, Inc. *	18,144	409,692
Equinix, Inc. *	3,024	284,377
Euronet Worldwide, Inc. *	3,024	49,200
FactSet Research Systems, Inc.	2,520	221,508
Fair Isaac Corp.	3,528	90,140
Fidelity National Information Services, Inc.	14,112	397,676
Fiserv, Inc. *	9,072	506,490
Fortinet, Inc. *	7,134	136,473
Gartner, Inc. *	4,032	143,620
Genpact Ltd. *	6,552	108,567
Global Payments, Inc.	4,536	207,885
Google, Inc., Class A *	13,615	7,365,170
IAC/InterActiveCorp *	6,048	239,077
Informatica Corp. *	5,544	231,628
Intuit, Inc. *	16,632	820,457
j2 Global Communications, Inc.	4,032	128,822
Jack Henry & Associates, Inc.	4,608	134,738
JDA Software Group, Inc. *	3,024	79,864
Lender Processing Services, Inc.	5,040	88,906
ManTech International Corp., Class A	1,512	56,685
MasterCard, Inc., Class A	5,544	1,827,912
MAXIMUS, Inc.	3,024	111,858
Mentor Graphics Corp. *	4,536	50,758
MICROS Systems, Inc., Class A *	4,536	216,186
Microsoft Corp.	408,240	10,859,184
MicroStrategy, Inc., Class A *	1,008	123,863
NetSuite, Inc. *	2,016	64,814
NeuStar, Inc., Class A *	4,032	100,800
Nuance Communications, Inc. *	12,096	224,502
OpenTable, Inc. *	2,025	123,505
Oracle Corp.	208,239	5,845,269
Parametric Technology Corp. *	6,048	108,864
Paychex, Inc.	18,144	489,525
Pegasystems, Inc.	2,520	101,833
Progress Software Corp. *	5,233	109,003
QLIK Technologies, Inc. *	3,528	89,541
Quest Software, Inc. *	4,536	78,155
Rackspace Hosting, Inc. *	6,048	221,115
Red Hat, Inc. *	10,584	418,491
Rovi Corp. *	5,544	271,046
SAIC, Inc. *	21,714	325,710
Salesforce.com, Inc. *	6,552	843,570
Sapient Corp.	10,080	108,158
Solarwinds, Inc. *	2,520	62,420
Solera Holdings, Inc.	3,528	206,917
Sourcefire, Inc. *	1,512	41,761
SuccessFactors, Inc. *	5,544	129,508
Symantec Corp. *	45,864	786,568
Synopsys, Inc. *	7,560	195,653
Syntel, Inc.	2,016	92,252
Taleo Corp., Class A *	3,528	91,058
TeleTech Holdings, Inc. *	4,536	80,469
The Ultimate Software Group, Inc. *	1,512	76,492
TIBCO Software, Inc. *	10,080	225,590
TiVo, Inc. *	7,560	80,136
Total System Services, Inc.	11,088	201,247
Tyler Technologies, Inc. *	2,016	50,864
ValueClick, Inc. *	8,064	123,379
VeriFone Systems, Inc. *	6,048	213,011
VeriSign, Inc.	11,088	345,391
VirnetX Holding Corp. *(a)	3,528	75,817
Visa, Inc., Class A	27,216	2,391,742
VistaPrint N.V. *	2,134	62,804
VMware, Inc., Class A *	4,032	380,460
WebMD Health Corp. *	3,024	106,868
Websense, Inc. *	4,536	93,306
Western Union Co.	38,808	641,108
Wright Express Corp. *	2,520	106,193
Yahoo!, Inc. *	68,610	933,439

		54,351,837

Technology Hardware & Equipment 8.4%
Acme Packet, Inc. *	3,024	142,400
ADTRAN, Inc.	3,528	109,580
Agilent Technologies, Inc. *	19,152	706,134
Amphenol Corp., Class A	9,576	449,880
Anixter International, Inc.	2,016	118,964
Apple, Inc. *	50,156	19,301,534
Arris Group, Inc. *	7,560	82,555
Arrow Electronics, Inc. *	7,056	220,147
Aruba Networks, Inc. *	5,544	118,254
Avnet, Inc. *	8,568	224,824
AVX Corp.	7,056	92,434
Benchmark Electronics, Inc. *	5,040	68,292
Blue Coat Systems, Inc. *	3,024	44,392
Brightpoint, Inc. *	10,584	100,866
Brocade Communications Systems, Inc. *	22,680	87,772
Ciena Corp. *	5,040	61,690
Cisco Systems, Inc.	302,400	4,741,632
Cognex Corp.	4,536	145,152
Coherent, Inc. *	1,061	46,907
Comtech Telecommunications Corp.	2,520	70,157
Corning, Inc.	87,192	1,310,496
Dell, Inc. *	97,776	1,453,440
Diebold, Inc.	3,528	101,042
Dolby Laboratories, Inc., Class A *	3,024	101,606
EchoStar Corp., Class A *	4,536	110,452
EMC Corp. *	111,888	2,527,550
Emulex Corp. *	7,560	52,088
F5 Networks, Inc. *	4,536	370,228
Finisar Corp. *	4,105	75,778
FLIR Systems, Inc.	8,568	221,654
Harris Corp.	7,056	284,710
Hewlett-Packard Co.	117,936	3,069,874
Infinera Corp. *	10,080	75,751
Ingram Micro, Inc., Class A *	8,568	152,853
Insight Enterprises, Inc. *	1,521	28,625
InterDigital, Inc.	4,032	283,853
Intermec, Inc. *	6,048	44,574
International Business Machines Corp.	66,528	11,436,829
IPG Photonics Corp. *	2,520	146,110
Itron, Inc. *	2,016	80,277
Jabil Circuit, Inc.	11,088	186,833
JDS Uniphase Corp. *	13,608	176,496

See financial notes 31

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Juniper Networks, Inc. *	29,736	622,374
Lexmark International, Inc., Class A *	4,032	128,863
Littelfuse, Inc.	1,008	46,761
Loral Space & Communications, Inc. *	1,008	57,043
Molex, Inc.	8,064	176,198
Motorola Mobility Holdings, Inc. *	15,624	589,337
Motorola Solutions, Inc. *	15,624	657,614
Multi-Fineline Electronix, Inc. *	24	457
National Instruments Corp.	5,252	133,558
NCR Corp. *	8,568	147,627
NetApp, Inc. *	19,656	739,459
NETGEAR, Inc. *	2,016	56,065
Plantronics, Inc.	3,024	96,919
Plexus Corp. *	3,024	80,378
Polycom, Inc. *	9,072	215,914
QLogic Corp. *	7,056	98,572
QUALCOMM, Inc.	89,296	4,595,172
Riverbed Technology, Inc. *	8,064	199,826
Rofin-Sinar Technologies, Inc. *	3,528	81,462
SanDisk Corp. *	12,600	461,790
Sanmina-SCI Corp. *	4,032	31,127
ScanSource, Inc. *	3,024	93,593
Seagate Technology plc	27,720	320,998
STEC, Inc. *	3,528	33,498
Sycamore Networks, Inc.	2,554	43,903
Synaptics, Inc. *	3,528	86,189
SYNNEX Corp. *	3,024	79,652
TE Connectivity Ltd.	24,256	742,719
Tech Data Corp. *	2,520	118,642
Tellabs, Inc.	19,656	80,196
Teradata Corp. *	9,072	475,010
Trimble Navigation Ltd. *	6,552	243,341
Universal Display Corp. *	1,533	75,224
ViaSat, Inc. *	2,520	89,460
Vishay Intertechnology, Inc. *	12,096	137,894
Western Digital Corp. *	12,600	371,574
Xerox Corp.	73,084	606,597
Zebra Technologies Corp., Class A *	3,024	108,652

		62,148,343

Telecommunication Services 2.8%
AboveNet, Inc.	1,512	92,958
American Tower Corp., Class A *	22,176	1,194,399
AT&T, Inc.	324,576	9,243,925
CenturyLink, Inc.	33,768	1,220,713
Clearwire Corp., Class A *(a)	104	334
Crown Castle International Corp. *	13,608	590,995
Frontier Communications Corp.	54,605	408,991
Global Crossing Ltd. *	5,040	143,388
Leap Wireless International, Inc. *	6,048	54,674
Level 3 Communications, Inc. *	99,792	179,626
MetroPCS Communications, Inc. *	13,608	151,865
NII Holdings, Inc. *	9,576	368,963
SBA Communications Corp., Class A *	6,552	247,600
Sprint Nextel Corp. *	165,392	621,874
Telephone & Data Systems, Inc.	5,040	129,175
tw telecom, Inc. *	8,568	165,277
United States Cellular Corp. *	2,016	87,172
Verizon Communications, Inc.	154,728	5,596,512
Windstream Corp.	35,280	448,056

		20,946,497

Transportation 1.9%
Alaska Air Group, Inc. *	3,024	174,575
Alexander & Baldwin, Inc.	2,520	106,924
Allegiant Travel Co. *	1,008	47,326
AMERCO *	1,008	73,896
AMR Corp. *	19,152	69,330
Arkansas Best Corp.	1,512	31,223
Atlas Air Worldwide Holdings, Inc. *	1,512	74,209
Avis Budget Group, Inc. *	5,312	69,853
C.H. Robinson Worldwide, Inc.	9,072	639,576
Con-way, Inc.	2,520	64,487
CSX Corp.	60,984	1,337,989
Delta Air Lines, Inc. *	44,352	333,971
Dollar Thrifty Automotive Group, Inc. *	1,512	100,321
Expeditors International of Washington, Inc.	11,592	527,436
FedEx Corp.	16,128	1,269,596
Genesee & Wyoming, Inc., Class A *	2,520	130,889
Hertz Global Holdings, Inc. *	11,088	124,186
Hub Group, Inc., Class A *	3,024	95,226
J.B. Hunt Transport Services, Inc.	5,040	202,558
JetBlue Airways Corp. *	15,624	67,964
Kansas City Southern *	6,562	355,398
Kirby Corp. *	3,024	166,441
Landstar System, Inc.	3,024	122,442
Norfolk Southern Corp.	20,160	1,364,429
Old Dominion Freight Line, Inc. *	2,520	80,942
Ryder System, Inc.	3,024	142,370
SkyWest, Inc.	5,544	70,686
Southwest Airlines Co.	41,328	356,247
Union Pacific Corp.	27,720	2,554,952
United Continental Holdings, Inc. *	17,709	329,210
United Parcel Service, Inc., Class B	38,808	2,615,271
US Airways Group, Inc. *	8,653	48,370
UTI Worldwide, Inc.	6,048	81,920
Werner Enterprises, Inc.	4,032	93,865

		13,924,078

Utilities 3.9%
AGL Resources, Inc.	4,032	167,005
ALLETE, Inc.	2,520	98,431
Alliant Energy Corp.	6,048	245,367
Ameren Corp.	12,772	386,481
American Electric Power Co., Inc.	26,208	1,012,415
American Water Works Co., Inc.	9,579	285,263
Aqua America, Inc.	7,560	166,925
Atmos Energy Corp.	5,040	169,042
Avista Corp.	4,032	102,332
Black Hills Corp.	2,040	62,424
California Water Service Group	4,032	76,124
Calpine Corp. *	20,664	304,381
CenterPoint Energy, Inc.	21,672	433,657
Cleco Corp.	3,024	107,443
CMS Energy Corp.	13,608	268,078
Consolidated Edison, Inc.	15,624	878,225
Constellation Energy Group, Inc.	10,080	387,979
Dominion Resources, Inc.	32,760	1,596,722

32 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
DPL, Inc.	6,048	180,956
DTE Energy Co.	9,072	458,680
Duke Energy Corp.	71,064	1,343,820
Edison International	16,128	599,800
El Paso Electric Co.	2,520	87,167
Energen Corp.	4,032	197,971
Entergy Corp.	10,584	690,183
EQT Corp.	8,568	512,538
Exelon Corp.	36,792	1,586,471
FirstEnergy Corp.	22,682	1,003,679
GenOn Energy, Inc. *	42,943	130,547
Great Plains Energy, Inc.	7,056	137,945
Hawaiian Electric Industries, Inc.	5,040	121,061
IDACORP, Inc.	3,024	115,517
Integrys Energy Group, Inc.	4,032	201,882
ITC Holdings Corp.	2,520	190,663
MDU Resources Group, Inc.	9,072	193,597
MGE Energy, Inc.	2,016	84,974
National Fuel Gas Co.	4,032	247,363
New Jersey Resources Corp.	2,520	118,717
NextEra Energy, Inc.	23,184	1,314,997
Nicor, Inc.	2,520	140,112
NiSource, Inc.	15,120	322,963
Northeast Utilities	9,576	332,287
Northwest Natural Gas Co.	2,016	91,164
NRG Energy, Inc. *	14,616	342,599
NSTAR	5,544	253,472
NV Energy, Inc.	12,600	187,992
OGE Energy Corp.	5,040	252,252
ONEOK, Inc.	5,544	393,070
Pepco Holdings, Inc.	12,096	235,630
PG&E Corp.	21,672	917,809
Piedmont Natural Gas Co., Inc.	3,528	109,015
Pinnacle West Capital Corp.	5,544	245,267
PNM Resources, Inc.	6,552	98,018
Portland General Electric Co.	4,032	97,252
PPL Corp.	30,744	887,887
Progress Energy, Inc.	16,128	787,046
Public Service Enterprise Group, Inc.	28,224	963,285
Questar Corp.	9,072	170,009
SCANA Corp.	6,048	243,251
Sempra Energy	12,600	661,752
South Jersey Industries, Inc.	2,016	103,884
Southern Co.	45,864	1,896,935
Southwest Gas Corp.	2,520	93,290
TECO Energy, Inc.	10,584	193,687
The AES Corp. *	43,501	472,421
The Empire District Electric Co.	4,032	83,664
UGI Corp.	6,048	179,988
UIL Holdings Corp.	2,016	68,463
Vectren Corp.	4,536	124,150
Westar Energy, Inc.	6,048	161,179
WGL Holdings, Inc.	3,024	125,073
Wisconsin Energy Corp.	13,104	414,611
Xcel Energy, Inc.	26,208	646,551

		28,562,850

Total Common Stock
(Cost $746,885,184)		740,486,515

Other Investment Company 0.1% of net assets

Money Fund 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	363,311	363,311

Total Other Investment Company
(Cost $363,311)		363,311

End of Investments

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Navigator Securities Lending Prime Portfolio	1,347,260	1,347,260

Total Collateral Invested for Securities on Loan
(Cost $1,347,260)		1,347,260

End of Collateral Invested for Securities on Loan

At 8/31/11, the tax basis cost of the fund’s investments was $747,308,662 and the unrealized appreciation and depreciation were $44,072,605 and ($50,531,441), respectively, with a net unrealized depreciation of ($6,458,836).

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

See financial notes 33

 Schwab U.S. Broad Market ETF

Statement of
Assets and Liabilities
As of August 31, 2011

Assets

Investments, at value including securities on loan of $1,315,551 (cost $746,326,660)		$740,200,503
Investment in affiliated issuer, at value (cost $921,835)		$649,323
Collateral invested for securities on loan		1,347,260
Receivables:
Investments sold		805,536
Dividends		1,588,437
Income from securities on loan		7,066
Foreign tax reclaims		1,815
Interest	+	45

Total assets		744,599,985

Liabilities

Collateral held for securities on loan		1,347,260
Payables:
Investments bought		598,215
Investment adviser fees	+	3,603

Total liabilities		1,949,078

Net Assets

Total assets		744,599,985
Total liabilities	−	1,949,078

Net assets		$742,650,907

Net Assets by Source
Capital received from investors		746,835,576
Net investment income not yet distributed		2,268,867
Net realized capital losses		(54,867)
Net unrealized capital losses		(6,398,669)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$742,650,907		25,200,001		$29.47

34 See financial notes

 Schwab U.S. Broad Market ETF

Statement of
Operations
For September 1, 2010 through August 31, 2011

Investment Income

Dividends (including $9,999 from affiliated issuer and net of foreign withholding tax of $3,109)		$11,144,831
Interest		1,357
Securities on loan	+	41,491

Total investment income		11,187,679

Expenses

Investment adviser fees		354,379

Total expenses	−	354,379

Net investment income		10,833,300

Realized and Unrealized Gains (Losses)

Net realized gains on investments (including $10,615 gains from affiliated issuer)		117,404
Net realized gains on in-kind redemptions	+	18,372,078

Net realized gains		18,489,482
Net unrealized gains on investments (including ($154,165) losses from affiliated issuer)	+	13,988,597

Net realized and unrealized gains		32,478,079

Net increase in net assets resulting from operations		$43,311,379

See financial notes 35

 Schwab U.S. Broad Market ETF

Statements of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/10-8/31/11			10/30/09*-8/31/10
Net investment income		$10,833,300	$2,796,989
Net realized gains		18,489,482	1,714,081
Net unrealized gains (losses)	+	13,988,597	(20,387,266)

Net increase (decrease) in net assets resulting from operations		43,311,379	(15,876,196)

Distributions to Shareholders

Distributions from net investment income		($9,531,396)	($1,831,500)

Transactions in Fund Shares

		9/1/10-8/31/11		10/30/09*-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold		17,450,000	$531,212,810	12,050,001	$320,803,907
Shares Redeemed	+	(3,100,000)	(94,832,267)	(1,200,000)	(30,605,830)

Net transactions in fund shares		14,350,000	$436,380,543	10,850,001	$290,198,077

Shares Outstanding and Net Assets

		9/1/10-8/31/11		10/30/09*-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,850,001	$272,490,381	—	$—
Total increase	+	14,350,000	470,160,526	10,850,001	272,490,381

End of period		25,200,001	$742,650,907	10,850,001	$272,490,381

Net investment income not yet distributed			$2,268,867		$965,625

*	Commencement of operations.

36 See financial notes

Schwab U.S. Large-Cap ETF™

Financial Statements

Financial Highlights

	9/1/10–	10/30/09[1]–
	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	24.98	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.53	0.34
Net realized and unrealized gains (losses)	4.13	(0.12)

Total from investment operations	4.66	0.22
Less distributions:
Distributions from net investment income	(0.53)	(0.24)

Net asset value at end of period	29.11	24.98

Total return (%)	18.66	0.83	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.08	0.08	[3]
Gross operating expenses	0.08	0.08	[3]
Net investment income (loss)	1.88	2.01	[3]
Portfolio turnover rate[4]	5	3	[2]
Net assets, end of period ($ x 1,000)	615,781	273,503

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 37

 Schwab U.S. Large-Cap ETF

Portfolio Holdings as of August 31, 2011

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	615,079,785	613,936,500
0.0%	Other Investment Company	254,597	254,597

99.7%	Total Investments	615,334,382	614,191,097
0.1%	Collateral Invested for Securities on Loan	537,882	537,882
0.2%	Other Assets and Liabilities, Net		1,051,527

100.0%	Net Assets		615,780,506

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.9%
BorgWarner, Inc. *	5,556	396,643
Ford Motor Co. *	192,631	2,142,057
General Motors Co. *	29,284	703,694
Gentex Corp.	6,821	176,971
Harley-Davidson, Inc.	11,905	460,247
Johnson Controls, Inc.	33,978	1,083,219
Lear Corp.	5,499	262,742
The Goodyear Tire & Rubber Co. *	12,287	153,096
TRW Automotive Holdings Corp. *	5,124	213,620
Visteon Corp. *	2,556	130,560

		5,722,849

Banks 2.5%
BB&T Corp.	35,571	792,878
BOK Financial Corp.	1,295	63,714
City National Corp.	2,540	114,021
Comerica, Inc.	10,152	259,790
Commerce Bancshares, Inc.	3,847	152,226
Cullen/Frost Bankers, Inc.	2,961	150,981
Fifth Third Bancorp	45,695	485,281
First Horizon National Corp.	11,982	84,353
First Republic Bank *	3,953	100,801
Hudson City Bancorp, Inc.	25,426	157,895
Huntington Bancshares, Inc.	43,393	218,267
KeyCorp	48,223	320,201
M&T Bank Corp.	6,346	482,740
New York Community Bancorp, Inc.	22,541	288,750
People’s United Financial, Inc.	17,668	207,599
PNC Financial Services Group, Inc.	27,083	1,357,942
Regions Financial Corp.	63,470	288,154
SunTrust Banks, Inc.	27,160	540,484
TFS Financial Corp. *	4,540	40,224
U.S. Bancorp	97,290	2,258,101
Wells Fargo & Co.	253,800	6,624,180
Zions Bancorp	8,645	150,769

		15,139,351

Capital Goods 7.7%
3M Co.	33,063	2,743,568
Aecom Technology Corp. *	5,122	116,372
AGCO Corp. *	4,653	199,334
AMETEK, Inc.	8,174	319,440
Caterpillar, Inc.	29,610	2,694,510
Cooper Industries plc	8,464	401,024
Cummins, Inc.	8,970	833,492
Danaher Corp.	27,943	1,280,069
Deere & Co.	21,577	1,743,853
Donaldson Co., Inc.	3,543	208,966
Dover Corp.	9,388	539,998
Eaton Corp.	17,766	763,050
Emerson Electric Co.	38,142	1,775,510
Fastenal Co.	14,814	495,973
First Solar, Inc. *(a)	2,961	296,041
Flowserve Corp.	2,966	279,812
Fluor Corp.	9,308	565,182
Foster Wheeler AG *	5,998	147,251
General Dynamics Corp.	16,075	1,030,086
General Electric Co.	542,709	8,851,584
Goodrich Corp.	6,345	565,847
Honeywell International, Inc.	36,122	1,726,993
Hubbell, Inc., Class B	2,961	175,084
Huntington Ingalls Industries, Inc. *	2,245	67,215
Illinois Tool Works, Inc.	21,996	1,023,694
Ingersoll-Rand plc	16,501	552,948
ITT Corp.	9,414	445,659
Jacobs Engineering Group, Inc. *	6,349	236,437
Joy Global, Inc.	5,164	430,936
KBR, Inc.	7,614	228,801
L-3 Communications Holdings, Inc.	5,500	373,010
Lincoln Electric Holdings, Inc.	4,230	143,947
Lockheed Martin Corp.	14,382	1,067,001
Masco Corp.	18,620	165,159
McDermott International, Inc. *	11,848	170,493
MSC Industrial Direct Co., Class A	2,210	136,291
Navistar International Corp. *	3,808	157,651
Northrop Grumman Corp.	13,658	746,000
Oshkosh Corp. *	4,653	91,757
Owens Corning, Inc. *	5,922	172,093
PACCAR, Inc.	18,614	700,445
Pall Corp.	5,922	302,792
Parker Hannifin Corp.	8,146	598,161
Pentair, Inc.	5,123	175,821
Precision Castparts Corp.	7,239	1,186,110
Quanta Services, Inc. *	10,622	203,836
Raytheon Co.	18,242	788,602
Rockwell Automation, Inc.	7,238	464,173
Rockwell Collins, Inc.	8,122	409,836
Roper Industries, Inc.	4,737	364,512
Spirit AeroSystems Holdings, Inc., Class A *	5,923	99,388
SPX Corp.	2,542	144,614
Textron, Inc.	13,962	235,539

38 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
The Babcock & Wilcox Co. *	5,924	136,430
The Boeing Co.	33,053	2,209,924
The Shaw Group, Inc. *	4,234	98,694
The Timken Co.	3,863	152,009
TransDigm Group, Inc. *	2,265	208,063
Tyco International Ltd.	24,111	1,002,535
United Technologies Corp.	40,609	3,015,218
URS Corp. *	4,230	148,346
W.W. Grainger, Inc.	2,961	456,290

		47,063,469

Commercial & Professional Services 0.7%
Avery Dennison Corp.	5,200	151,372
Cintas Corp.	6,768	216,441
Copart, Inc. *	3,120	134,285
Corrections Corp. of America *	5,969	135,437
Covanta Holding Corp.	6,768	111,131
Equifax, Inc.	6,144	198,635
IHS, Inc., Class A *	2,538	196,923
Iron Mountain, Inc.	9,335	303,761
Manpower, Inc.	4,232	170,465
Nielsen Holdings N.V. *	3,400	100,844
Pitney Bowes, Inc.	9,203	186,913
R.R. Donnelley & Sons Co.	10,622	161,985
Republic Services, Inc.	15,771	478,807
Robert Half International, Inc.	7,680	183,706
Stericycle, Inc. *	4,308	377,855
The Dun & Bradstreet Corp.	2,542	170,034
Towers Watson & Co., Class A	2,587	152,607
Verisk Analytics, Inc., Class A *	6,042	210,503
Waste Connections, Inc.	5,701	197,198
Waste Management, Inc.	21,151	698,829

		4,537,731

Consumer Durables & Apparel 1.2%
Coach, Inc.	14,826	833,518
D.R. Horton, Inc.	13,959	146,849
Fortune Brands, Inc.	7,727	441,366
Fossil, Inc. *	2,538	245,196
Garmin Ltd. (a)	5,930	198,833
Harman International Industries, Inc.	3,534	127,895
Hasbro, Inc.	6,374	246,929
Leggett & Platt, Inc.	7,618	169,043
Lennar Corp., Class A	8,037	118,144
Mattel, Inc.	17,625	473,584
Mohawk Industries, Inc. *	2,602	128,929
Newell Rubbermaid, Inc.	14,489	200,528
NIKE, Inc., Class B	15,228	1,319,506
NVR, Inc. *	423	269,240
PulteGroup, Inc. *	17,013	81,662
PVH Corp.	3,035	202,313
Ralph Lauren Corp.	3,386	464,254
Stanley Black & Decker, Inc.	8,487	526,024
Toll Brothers, Inc. *	6,772	116,411
VF Corp.	4,313	504,880
Whirlpool Corp.	3,843	240,918

		7,056,022

Consumer Services 2.2%
Apollo Group, Inc., Class A *	6,345	297,105
Carnival Corp.	20,899	690,294
Chipotle Mexican Grill, Inc. *	1,692	530,222
Darden Restaurants, Inc.	7,191	345,887
DeVry, Inc.	3,063	135,323
Dunkin’ Brands Group, Inc. *(a)	1,269	33,425
H&R Block, Inc.	14,557	220,102
Hyatt Hotels Corp., Class A *	2,115	75,104
International Game Technology	15,228	232,379
Las Vegas Sands Corp. *	24,241	1,128,903
Marriott International, Inc., Class A	16,225	475,068
McDonald’s Corp.	53,298	4,821,337
MGM Resorts International *	16,121	178,460
Penn National Gaming, Inc. *	3,569	142,082
Royal Caribbean Cruises Ltd.	6,772	175,801
Starbucks Corp.	37,674	1,454,970
Starwood Hotels & Resorts Worldwide, Inc.	9,883	440,387
Weight Watchers International, Inc.	1,692	102,400
Wyndham Worldwide Corp.	8,930	290,046
Wynn Resorts Ltd.	4,653	719,912
Yum! Brands, Inc.	23,859	1,297,214

		13,786,421

Diversified Financials 5.9%
Affiliated Managers Group, Inc. *	2,597	226,355
American Express Co.	54,144	2,691,498
Ameriprise Financial, Inc.	12,365	565,080
Bank of America Corp.	512,676	4,188,563
Bank of New York Mellon Corp.	62,695	1,295,906
BlackRock, Inc.	5,076	836,271
Capital One Financial Corp.	23,372	1,076,281
CBOE Holdings, Inc.	2,590	65,398
CIT Group, Inc. *	10,575	365,578
Citigroup, Inc.	147,627	4,583,818
CME Group, Inc.	3,393	906,338
Discover Financial Services	28,345	713,160
E*TRADE Financial Corp. *	12,905	159,506
Eaton Vance Corp.	5,922	144,556
Federated Investors, Inc., Class B (a)	5,123	90,728
Franklin Resources, Inc.	7,615	913,191
IntercontinentalExchange, Inc. *	3,807	449,036
Invesco Ltd.	23,754	434,698
Jefferies Group, Inc.	7,208	118,283
JPMorgan Chase & Co.	202,194	7,594,407
Legg Mason, Inc.	7,211	205,297
Leucadia National Corp.	10,152	300,804
LPL Investment Holdings, Inc. *	598	17,402
Moody’s Corp.	10,308	317,796
Morgan Stanley	71,439	1,250,182
MSCI, Inc., Class A *	5,950	205,691
Northern Trust Corp.	11,031	423,921
NYSE Euronext	13,160	359,005
Raymond James Financial, Inc.	5,123	143,854
SEI Investments Co.	8,084	138,317
SLM Corp.	26,737	367,099
State Street Corp.	25,427	903,167
T. Rowe Price Group, Inc.	13,162	703,904
TD Ameritrade Holding Corp.	12,314	189,389

See financial notes 39

 Schwab U.S. Large-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
The Charles Schwab Corp. (b)	52,452	646,733
The Goldman Sachs Group, Inc.	22,419	2,605,536
The NASDAQ OMX Group, Inc. *	6,843	162,111

		36,358,859

Energy 12.0%
Alpha Natural Resources, Inc. *	11,421	377,692
Anadarko Petroleum Corp.	25,803	1,902,971
Apache Corp.	19,458	2,005,536
Arch Coal, Inc.	10,674	216,789
Baker Hughes, Inc.	22,030	1,346,253
Brigham Exploration Co. *	5,716	166,336
Cabot Oil & Gas Corp.	5,499	417,154
Cameron International Corp. *	12,334	640,875
Chesapeake Energy Corp.	33,429	1,082,765
Chevron Corp.	102,366	10,125,021
Cimarex Energy Co.	4,296	305,403
Cobalt International Energy, Inc. *	7,640	73,879
Concho Resources, Inc. *	5,149	447,706
ConocoPhillips	67,257	4,578,184
CONSOL Energy, Inc.	11,510	525,547
Continental Resources, Inc. *	2,961	165,490
Denbury Resources, Inc. *	20,403	325,428
Devon Energy Corp.	20,323	1,378,509
Diamond Offshore Drilling, Inc.	3,384	215,662
El Paso Corp.	38,801	742,651
EOG Resources, Inc.	13,608	1,259,965
EXCO Resources, Inc.	8,887	118,908
Exxon Mobil Corp.	250,839	18,572,120
FMC Technologies, Inc. *	11,848	526,762
Forest Oil Corp. *	5,622	109,460
Halliburton Co.	46,111	2,045,945
Helmerich & Payne, Inc.	4,805	273,981
Hess Corp.	15,651	928,730
Kinder Morgan, Inc.	5,100	131,835
Marathon Oil Corp.	35,992	968,905
Marathon Petroleum Corp. *	18,189	674,084
Murphy Oil Corp.	9,733	521,494
Nabors Industries Ltd. *	14,809	273,078
National-Oilwell Varco, Inc.	21,573	1,426,407
Newfield Exploration Co. *	6,772	345,711
Noble Corp. *	13,117	442,830
Noble Energy, Inc.	8,887	785,255
Occidental Petroleum Corp.	41,070	3,562,412
Oceaneering International, Inc.	5,500	234,795
Patterson-UTI Energy, Inc.	8,037	196,424
Peabody Energy Corp.	13,536	660,557
Pioneer Natural Resources Co.	6,345	495,989
Plains Exploration & Production Co. *	7,238	212,870
QEP Resources, Inc.	8,984	316,327
Quicksilver Resources, Inc. *	6,345	60,468
Range Resources Corp.	8,140	527,146
Rowan Cos., Inc. *	6,397	230,740
SandRidge Energy, Inc. *	18,490	135,717
Schlumberger Ltd.	69,372	5,419,341
SM Energy Co.	3,384	258,876
Southern Union Co.	5,949	249,144
Southwestern Energy Co. *	17,774	674,523
Spectra Energy Corp.	32,768	850,985
Sunoco, Inc.	6,068	231,433
The Williams Cos., Inc.	29,614	799,282
Tidewater, Inc.	2,607	139,735
Ultra Petroleum Corp. *	7,715	258,452
Valero Energy Corp.	28,810	654,563
Weatherford International Ltd. *	37,723	646,195
Whiting Petroleum Corp. *	5,922	278,985

		73,540,280

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	21,996	1,727,566
CVS Caremark Corp.	69,023	2,478,616
Safeway, Inc.	17,355	318,117
Sysco Corp.	30,160	842,369
The Kroger Co.	29,720	700,203
Wal-Mart Stores, Inc.	90,100	4,794,221
Walgreen Co.	46,953	1,653,215
Whole Foods Market, Inc.	8,038	530,749

		13,045,056

Food, Beverage & Tobacco 5.9%
Altria Group, Inc.	105,750	2,875,342
Archer-Daniels-Midland Co.	30,180	859,526
Brown-Forman Corp., Class B	5,583	400,580
Bunge Ltd.	7,292	471,865
Campbell Soup Co.	10,153	323,576
Coca-Cola Enterprises, Inc.	16,647	459,790
ConAgra Foods, Inc.	20,760	506,959
Constellation Brands, Inc., Class A *	9,485	187,518
Dr. Pepper Snapple Group, Inc.	11,220	431,746
General Mills, Inc.	31,058	1,177,409
Green Mountain Coffee Roasters, Inc. *	6,025	631,059
H.J. Heinz Co.	16,114	848,241
Hansen Natural Corp. *	3,445	293,927
Hormel Foods Corp.	7,074	195,313
Kellogg Co.	12,694	689,538
Kraft Foods, Inc., Class A	82,485	2,888,625
Lorillard, Inc.	7,288	812,029
McCormick & Co., Inc.	6,768	323,443
Molson Coors Brewing Co., Class B	8,037	351,619
PepsiCo, Inc.	80,793	5,205,493
Philip Morris International, Inc.	90,522	6,274,985
Ralcorp Holdings, Inc. *	2,645	228,978
Reynolds American, Inc.	17,108	642,748
Sara Lee Corp.	30,033	541,795
Smithfield Foods, Inc. *	7,660	167,907
The Coca-Cola Co.	108,288	7,628,890
The Hershey Co.	8,060	472,719
The J.M. Smucker Co.	6,013	433,477
Tyson Foods, Inc., Class A	14,655	256,023

		36,581,120

Health Care Equipment & Services 4.3%
Aetna, Inc.	19,458	778,904
Alere, Inc. *	4,270	106,622
AmerisourceBergen Corp.	13,653	540,386
Baxter International, Inc.	29,187	1,633,888
Becton, Dickinson & Co.	10,575	860,593
Boston Scientific Corp. *	77,478	525,301
C.R. Bard, Inc.	4,653	443,245

40 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Cardinal Health, Inc.	17,766	755,055
CareFusion Corp. *	11,147	285,475
Cerner Corp. *	7,247	478,012
CIGNA Corp.	14,102	659,127
Community Health Systems, Inc. *	4,788	97,484
Coventry Health Care, Inc. *	7,618	250,480
Covidien plc	25,043	1,306,744
DaVita, Inc. *	5,077	373,566
DENTSPLY International, Inc.	7,614	268,013
Edwards Lifesciences Corp. *	5,922	446,815
Express Scripts, Inc. *	25,117	1,178,992
Gen-Probe, Inc. *	2,538	152,204
HCA Holdings, Inc. *	6,090	121,983
Henry Schein, Inc. *	4,653	306,679
Hologic, Inc. *	13,160	218,982
Hospira, Inc. *	8,460	390,852
Humana, Inc.	8,476	658,076
IDEXX Laboratories, Inc. *	2,961	236,228
Intuitive Surgical, Inc. *	2,115	806,555
Kinetic Concepts, Inc. *	3,128	211,265
Laboratory Corp. of America Holdings *	5,109	426,755
Lincare Holdings, Inc.	5,076	109,286
McKesson Corp.	12,777	1,021,265
Medco Health Solutions, Inc. *	20,729	1,122,268
Medtronic, Inc.	55,413	1,943,334
Omnicare, Inc.	5,969	177,339
Patterson Cos., Inc.	5,240	153,113
Quest Diagnostics, Inc.	7,781	389,595
ResMed, Inc. *	7,768	240,575
St. Jude Medical, Inc.	16,559	754,097
Stryker Corp.	15,651	764,395
UnitedHealth Group, Inc.	56,259	2,673,428
Universal Health Services, Inc., Class B	4,657	193,731
Varian Medical Systems, Inc. *	6,345	361,411
WellPoint, Inc.	19,036	1,204,979
Zimmer Holdings, Inc. *	10,152	577,547

		26,204,644

Household & Personal Products 2.6%
Avon Products, Inc.	21,700	489,552
Church & Dwight Co., Inc.	6,972	303,561
Colgate-Palmolive Co.	25,380	2,283,439
Energizer Holdings, Inc. *	3,474	262,217
Herbalife Ltd.	6,034	336,697
Kimberly-Clark Corp.	19,936	1,378,774
Mead Johnson Nutrition Co.	10,575	753,469
The Clorox Co.	6,769	471,799
The Estee Lauder Cos., Inc., Class A	6,050	590,843
The Procter & Gamble Co.	142,551	9,077,648

		15,947,999

Insurance 3.8%
ACE Ltd.	17,345	1,120,140
Aflac, Inc.	23,798	897,661
Alleghany Corp. *	429	128,254
Allied World Assurance Co. Holdings AG	2,162	112,208
American Financial Group, Inc.	4,262	141,839
American International Group, Inc. *	22,419	567,873
Aon Corp.	15,282	714,128
Arch Capital Group Ltd. *	6,768	227,946
Assurant, Inc.	4,684	164,736
Assured Guaranty Ltd.	8,536	115,151
Axis Capital Holdings Ltd.	6,433	184,370
Berkshire Hathaway, Inc., Class B *	97,383	7,108,959
Brown & Brown, Inc.	5,969	125,409
Cincinnati Financial Corp.	7,661	213,895
CNA Financial Corp.	2,295	56,021
Everest Re Group Ltd.	2,538	204,817
Fidelity National Financial, Inc., Class A	11,891	202,028
Genworth Financial, Inc., Class A *	24,969	172,536
HCC Insurance Holdings, Inc.	5,940	173,686
Lincoln National Corp.	15,681	325,381
Loews Corp.	18,612	700,183
Markel Corp. *	457	180,049
Marsh & McLennan Cos., Inc.	27,336	812,426
MetLife, Inc.	41,503	1,394,501
Old Republic International Corp.	12,317	122,431
PartnerRe Ltd.	3,384	192,854
Principal Financial Group, Inc.	15,655	397,011
Prudential Financial, Inc.	24,597	1,235,015
Reinsurance Group of America, Inc.	3,545	189,197
RenaissanceRe Holdings Ltd.	2,623	171,990
The Allstate Corp.	25,893	679,173
The Chubb Corp.	14,877	920,737
The Hartford Financial Services Group, Inc.	22,605	432,660
The Progressive Corp.	31,774	609,425
The Travelers Cos., Inc.	21,238	1,071,669
Torchmark Corp.	6,345	242,442
Transatlantic Holdings, Inc.	3,095	156,700
Unum Group	15,261	359,244
Validus Holdings Ltd.	3,571	92,203
W.R. Berkley Corp.	6,777	209,342
White Mountains Insurance Group Ltd.	428	171,200
XL Group plc	15,694	326,592

		23,624,082

Materials 4.0%
Air Products & Chemicals, Inc.	10,156	831,472
Airgas, Inc.	3,478	225,653
Albemarle Corp.	4,770	241,887
Alcoa, Inc.	53,830	689,562
Allegheny Technologies, Inc.	4,653	233,208
AptarGroup, Inc.	3,027	152,803
Ashland, Inc.	3,481	184,528
Ball Corp.	8,570	307,834
Bemis Co., Inc.	5,499	170,799
Celanese Corp., Series A	8,047	378,290
CF Industries Holdings, Inc.	3,807	695,996
Cliffs Natural Resources, Inc.	6,861	568,434
Crown Holdings, Inc. *	8,084	286,740
E.I. du Pont de Nemours & Co.	46,953	2,266,421
Eastman Chemical Co.	3,465	286,659
Ecolab, Inc.	11,926	639,234
FMC Corp.	3,807	289,066
Freeport-McMoRan Copper & Gold, Inc.	48,222	2,273,185

See financial notes 41

 Schwab U.S. Large-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Huntsman Corp.	9,799	128,465
International Flavors & Fragrances, Inc.	3,889	225,640
International Paper Co.	20,763	563,715
LyondellBasell Industries N.V., Class A	17,007	589,293
Martin Marietta Materials, Inc.	2,212	156,676
MeadWestvaco Corp.	8,604	236,782
Molycorp, Inc. *	2,692	152,152
Monsanto Co.	27,495	1,895,230
Nalco Holding Co.	6,768	250,484
Newmont Mining Corp.	24,957	1,562,807
Nucor Corp.	14,805	534,164
Owens-Illinois, Inc. *	8,460	160,232
PPG Industries, Inc.	8,038	615,630
Praxair, Inc.	15,651	1,541,467
Reliance Steel & Aluminum Co.	3,807	157,762
Sealed Air Corp.	8,507	156,699
Sigma-Aldrich Corp.	5,172	333,025
Sonoco Products Co.	5,076	160,351
Southern Copper Corp.	10,998	371,403
Steel Dynamics, Inc.	10,998	140,005
The Dow Chemical Co.	59,498	1,692,718
The Lubrizol Corp.	3,389	456,668
The Mosaic Co.	7,618	541,868
The Scotts Miracle-Gro Co., Class A	2,231	108,337
The Valspar Corp.	4,653	150,245
Titanium Metals Corp.	4,270	68,448
United States Steel Corp.	7,302	219,936
Vulcan Materials Co. (a)	5,926	207,588
Walter Energy, Inc.	3,392	277,262
Weyerhaeuser Co.	26,910	485,187

		24,862,010

Media 3.3%
AMC Networks, Inc., Class A *	3,062	113,294
Cablevision Systems Corp., Class A	12,276	221,704
CBS Corp., Class B	32,654	817,983
Charter Communications, Inc., Class A *	2,116	105,546
Clear Channel Outdoor Holdings, Inc., Class A *	2,315	26,507
Comcast Corp., Class A	140,373	3,019,423
DIRECTV, Class A *	38,976	1,713,775
Discovery Communications, Inc., Series A *	14,382	608,071
DISH Network Corp., Class A *	10,998	273,410
Gannett Co., Inc.	12,267	141,684
John Wiley & Sons, Inc., Class A	2,538	123,829
Liberty Global, Inc., Series A *	11,614	469,089
Liberty Media - Starz, Series A *	2,637	181,610
Liberty Media Corp. - Capital, Series A *	3,831	273,189
News Corp., Class A	118,017	2,038,153
Omnicom Group, Inc.	14,383	583,231
Scripps Networks Interactive, Class A	4,764	204,137
Sirius XM Radio, Inc. *	198,387	357,097
The Interpublic Group of Cos., Inc.	25,000	215,750
The McGraw-Hill Cos., Inc.	15,293	643,988
The Walt Disney Co.	90,297	3,075,516
The Washington Post Co., Class B	423	150,486
Time Warner Cable, Inc.	17,064	1,117,692
Time Warner, Inc.	56,259	1,781,160
Viacom, Inc., Class B	27,636	1,333,161
Virgin Media, Inc.	14,805	375,455

		19,964,940

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Abbott Laboratories	78,255	4,109,170
Alexion Pharmaceuticals, Inc. *	9,314	539,700
Allergan, Inc.	15,655	1,280,736
Amgen, Inc. *	47,376	2,624,867
Biogen Idec, Inc. *	11,498	1,083,112
Bristol-Myers Squibb Co.	87,138	2,592,355
Celgene Corp. *	23,768	1,413,483
Cephalon, Inc. *	3,892	313,851
Covance, Inc. *	3,384	167,711
Dendreon Corp. *	7,270	89,276
Eli Lilly & Co.	49,916	1,872,349
Endo Pharmaceuticals Holdings, Inc. *	5,123	163,475
Forest Laboratories, Inc. *	14,596	499,767
Gilead Sciences, Inc. *	40,239	1,604,932
Human Genome Sciences, Inc. *	9,491	122,149
Illumina, Inc. *	6,361	331,408
Johnson & Johnson	139,167	9,157,189
Life Technologies Corp. *	9,306	390,852
Merck & Co., Inc.	156,267	5,175,563
Mettler-Toledo International, Inc. *	1,692	269,485
Mylan, Inc. *	21,787	452,298
PerkinElmer, Inc.	5,926	135,528
Perrigo Co.	4,230	400,750
Pfizer, Inc.	410,310	7,787,684
Pharmaceutical Product Development, Inc.	5,557	174,934
Techne Corp.	1,799	130,373
Thermo Fisher Scientific, Inc. *	19,881	1,092,063
United Therapeutics Corp. *	2,538	109,515
Vertex Pharmaceuticals, Inc. *	10,262	464,561
Warner Chilcott plc, Class A	7,046	120,205
Waters Corp. *	4,714	376,507
Watson Pharmaceuticals, Inc. *	6,415	430,575

		45,476,423

Real Estate 2.3%
Alexandria Real Estate Equities, Inc.	3,384	246,389
Annaly Capital Management, Inc.	46,545	843,861
AvalonBay Communities, Inc.	4,653	634,576
Boston Properties, Inc.	7,614	794,064
Brookfield Office Properties, Inc.	13,160	220,825
CB Richard Ellis Group, Inc., Class A *	14,942	226,521
Chimera Investment Corp.	50,030	151,591
Digital Realty Trust, Inc.	4,814	287,636
Equity Residential	14,931	913,479
Federal Realty Investment Trust	3,030	274,367
General Growth Properties, Inc.	19,732	269,144
HCP, Inc.	20,727	772,703
Health Care REIT, Inc.	8,960	456,602
Host Hotels & Resorts, Inc.	33,860	400,564
Jones Lang LaSalle, Inc.	2,120	141,849
Kimco Realty Corp.	20,770	367,629
Liberty Property Trust	5,922	200,993

42 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Piedmont Office Realty Trust, Inc., Class A	8,638	163,258
Plum Creek Timber Co., Inc.	8,460	321,226
ProLogis, Inc.	21,198	577,222
Public Storage	7,221	893,454
Rayonier, Inc.	6,345	266,109
Realty Income Corp.	6,346	220,079
Regency Centers Corp.	3,993	164,751
Simon Property Group, Inc.	14,867	1,746,872
SL Green Realty Corp.	4,230	305,575
The Macerich Co.	6,432	315,425
UDR, Inc.	9,122	243,649
Ventas, Inc.	13,537	723,959
Vornado Realty Trust	9,306	799,478

		13,943,850

Retailing 3.8%
Abercrombie & Fitch Co., Class A	4,280	272,251
Advance Auto Parts, Inc.	3,824	232,193
Amazon.com, Inc. *	18,189	3,915,910
American Eagle Outfitters, Inc.	9,306	103,017
AutoNation, Inc. *(a)	2,538	102,484
AutoZone, Inc. *	1,323	406,161
Bed Bath & Beyond, Inc. *	12,690	721,553
Best Buy Co., Inc.	16,152	413,330
CarMax, Inc. *	11,442	321,635
Dick’s Sporting Goods, Inc. *	4,310	151,410
Dollar General Corp. *	5,076	185,782
Dollar Tree, Inc. *	6,002	428,663
Expedia, Inc.	10,575	320,528
Family Dollar Stores, Inc.	5,922	316,176
GameStop Corp., Class A *	7,735	185,099
Genuine Parts Co.	8,084	444,782
Guess?, Inc.	3,105	105,912
J.C. Penney Co., Inc.	8,174	217,674
Kohl’s Corp.	13,961	646,953
Liberty Media Corp. - Interactive, Series A *	30,879	488,506
Limited Brands, Inc.	14,052	530,322
Lowe’s Cos., Inc.	66,085	1,317,074
Macy’s, Inc.	21,573	559,819
Netflix, Inc. *	2,538	596,455
Nordstrom, Inc.	8,607	391,274
O’Reilly Automotive, Inc. *	6,859	445,012
PetSmart, Inc.	6,001	253,122
Priceline.com, Inc. *	2,538	1,363,566
Ross Stores, Inc.	5,928	453,640
Sears Holdings Corp. *(a)	2,538	152,001
Staples, Inc.	36,947	544,599
Target Corp.	32,148	1,661,087
The Gap, Inc.	17,146	283,252
The Home Depot, Inc.	81,639	2,725,110
The Sherwin-Williams Co.	4,705	356,357
The TJX Cos., Inc.	20,304	1,109,004
Tiffany & Co.	6,462	465,005
Urban Outfitters, Inc. *	6,771	177,231

		23,363,949

Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc. *	28,776	196,540
Altera Corp.	16,186	589,008
Analog Devices, Inc.	15,247	503,456
Applied Materials, Inc.	65,999	747,109
Atmel Corp. *	22,870	208,346
Broadcom Corp., Class A *	24,111	859,557
Cree, Inc. *	5,532	179,403
Intel Corp.	279,180	5,619,893
KLA-Tencor Corp.	8,497	311,670
Lam Research Corp. *	6,462	240,128
Linear Technology Corp.	10,575	302,762
LSI Corp. *	29,227	199,036
Marvell Technology Group Ltd. *	27,569	362,532
Maxim Integrated Products, Inc.	15,651	360,756
MEMC Electronic Materials, Inc. *	11,464	80,019
Microchip Technology, Inc.	9,306	305,423
Micron Technology, Inc. *	43,808	258,905
National Semiconductor Corp.	12,314	306,619
NVIDIA Corp. *	29,616	394,189
ON Semiconductor Corp. *	22,419	162,986
Skyworks Solutions, Inc. *	9,134	188,434
Texas Instruments, Inc.	59,365	1,555,957
Xilinx, Inc.	13,125	408,712

		14,341,440

Software & Services 7.3%
Accenture plc, Class A	35,532	1,904,160
Activision Blizzard, Inc.	21,503	254,596
Adobe Systems, Inc. *	25,804	651,293
Akamai Technologies, Inc. *	9,495	208,320
Alliance Data Systems Corp. *	2,631	245,762
ANSYS, Inc. *	4,663	251,709
Autodesk, Inc. *	11,877	334,931
Automatic Data Processing, Inc.	24,982	1,249,849
BMC Software, Inc. *	9,353	379,825
Broadridge Financial Solutions, Inc.	6,392	133,081
CA, Inc.	20,900	438,691
Citrix Systems, Inc. *	9,423	569,432
Cognizant Technology Solutions Corp., Class A *	15,321	972,117
Computer Sciences Corp.	7,704	236,205
eBay, Inc. *	57,528	1,775,889
Electronic Arts, Inc. *	16,544	373,564
Equinix, Inc. *	2,538	238,674
FactSet Research Systems, Inc.	2,185	192,062
Fidelity National Information Services, Inc.	13,203	372,061
Fiserv, Inc. *	7,200	401,976
Genpact Ltd. *	5,118	84,805
Global Payments, Inc.	4,230	193,861
Google, Inc., Class A *	12,695	6,867,487
IAC/InterActiveCorp *	4,443	175,632
Informatica Corp. *	5,499	229,748
Intuit, Inc. *	14,044	692,791
Lender Processing Services, Inc.	4,697	82,855
LinkedIn Corp., Class A *(a)	434	36,508
MasterCard, Inc., Class A	5,499	1,813,075
Microsoft Corp.	380,277	10,115,368
Nuance Communications, Inc. *	12,433	230,756
Oracle Corp.	194,580	5,461,861
Paychex, Inc.	16,951	457,338
Rackspace Hosting, Inc. *	5,130	187,553

See financial notes 43

 Schwab U.S. Large-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Red Hat, Inc. *	9,729	384,685
Rovi Corp. *	5,697	278,526
SAIC, Inc. *	17,595	263,925
Salesforce.com, Inc. *	6,345	816,919
Symantec Corp. *	39,118	670,874
Synopsys, Inc. *	7,694	199,121
TIBCO Software, Inc. *	8,218	183,919
Total System Services, Inc.	10,156	184,331
VeriSign, Inc.	8,630	268,824
Visa, Inc., Class A	25,380	2,230,394
VMware, Inc., Class A *	3,386	319,503
Western Union Co.	31,850	526,162
Yahoo!, Inc. *	61,850	841,469

		44,982,487

Technology Hardware & Equipment 8.8%
Acme Packet, Inc. *	2,961	139,434
Agilent Technologies, Inc. *	17,835	657,576
Amphenol Corp., Class A	8,887	417,511
Apple, Inc. *	46,953	18,068,923
Arrow Electronics, Inc. *	5,747	179,306
Avnet, Inc. *	7,654	200,841
Brocade Communications Systems, Inc. *	22,881	88,549
Cisco Systems, Inc.	282,141	4,423,971
Corning, Inc.	79,344	1,192,540
Dell, Inc. *	85,080	1,264,714
Dolby Laboratories, Inc., Class A *	2,612	87,763
EMC Corp. *	104,637	2,363,750
F5 Networks, Inc. *	4,232	345,416
FLIR Systems, Inc.	8,041	208,021
Harris Corp.	6,518	263,001
Hewlett-Packard Co.	110,826	2,884,801
Ingram Micro, Inc., Class A *	8,460	150,926
International Business Machines Corp.	62,181	10,689,536
Jabil Circuit, Inc.	10,155	171,112
JDS Uniphase Corp. *	10,767	139,648
Juniper Networks, Inc. *	26,309	550,647
Molex, Inc.	6,776	148,056
Motorola Mobility Holdings, Inc. *	14,850	560,142
Motorola Solutions, Inc. *	14,942	628,909
NCR Corp. *	8,084	139,287
NetApp, Inc. *	18,616	700,334
Polycom, Inc. *	8,462	201,396
QUALCOMM, Inc.	83,754	4,309,981
Riverbed Technology, Inc. *	7,275	180,275
SanDisk Corp. *	11,844	434,083
Seagate Technology plc	21,771	252,108
TE Connectivity Ltd.	22,588	691,645
Teradata Corp. *	8,520	446,107
Trimble Navigation Ltd. *	6,349	235,802
Western Digital Corp. *	11,884	350,459
Xerox Corp.	71,074	589,914

		54,356,484

Telecommunication Services 3.0%
American Tower Corp., Class A *	20,388	1,098,098
AT&T, Inc.	302,445	8,613,634
CenturyLink, Inc.	31,302	1,131,567
Clearwire Corp., Class A *(a)	1,828	5,868
Crown Castle International Corp. *	12,690	551,127
Frontier Communications Corp.	52,490	393,150
MetroPCS Communications, Inc. *	12,733	142,100
NII Holdings, Inc. *	8,592	331,050
SBA Communications Corp., Class A *	5,953	224,964
Sprint Nextel Corp. *	148,742	559,270
Telephone & Data Systems, Inc.	4,700	120,461
United States Cellular Corp. *	914	39,521
Verizon Communications, Inc.	143,820	5,201,969
Windstream Corp.	24,684	313,487

		18,726,266

Transportation 1.8%
C.H. Robinson Worldwide, Inc.	8,460	596,430
CSX Corp.	56,157	1,232,085
Delta Air Lines, Inc. *	42,863	322,758
Expeditors International of Washington, Inc.	11,002	500,591
FedEx Corp.	14,881	1,171,432
Hertz Global Holdings, Inc. *	14,388	161,146
J.B. Hunt Transport Services, Inc.	5,105	205,170
Kansas City Southern *	5,560	301,130
Norfolk Southern Corp.	18,189	1,231,031
Southwest Airlines Co.	38,116	328,560
Union Pacific Corp.	24,957	2,300,287
United Continental Holdings, Inc. *	16,095	299,206
United Parcel Service, Inc., Class B	35,532	2,394,501

		11,044,327

Utilities 3.9%
AGL Resources, Inc.	3,941	163,236
Alliant Energy Corp.	5,928	240,499
Ameren Corp.	12,271	371,320
American Electric Power Co., Inc.	24,581	949,564
American Water Works Co., Inc.	8,902	265,102
Aqua America, Inc.	6,815	150,475
Atmos Energy Corp.	4,653	156,062
Calpine Corp. *	18,197	268,042
CenterPoint Energy, Inc.	20,012	400,440
CMS Energy Corp.	12,790	251,963
Consolidated Edison, Inc.	14,805	832,189
Constellation Energy Group, Inc.	9,306	358,188
Dominion Resources, Inc.	29,669	1,446,067
DPL, Inc.	5,969	178,593
DTE Energy Co.	8,507	430,114
Duke Energy Corp.	66,935	1,265,741
Edison International	15,274	568,040
Energen Corp.	3,807	186,924
Entergy Corp.	9,306	606,844
EQT Corp.	7,614	455,470
Exelon Corp.	33,417	1,440,941
FirstEnergy Corp.	21,294	942,260
Integrys Energy Group, Inc.	3,916	196,074
ITC Holdings Corp.	2,538	192,025
MDU Resources Group, Inc.	8,930	190,566
National Fuel Gas Co.	3,939	241,658
NextEra Energy, Inc.	21,203	1,202,634
NiSource, Inc.	14,006	299,168
Northeast Utilities	8,930	309,871
NRG Energy, Inc. *	11,762	275,701

44 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
NSTAR	5,499	251,414
NV Energy, Inc.	11,887	177,354
OGE Energy Corp.	5,088	254,654
ONEOK, Inc.	5,076	359,888
Pepco Holdings, Inc.	11,468	223,397
PG&E Corp.	19,883	842,045
Pinnacle West Capital Corp.	5,514	243,939
PPL Corp.	28,341	818,488
Progress Energy, Inc.	14,805	722,484
Public Service Enterprise Group, Inc.	25,628	874,684
Questar Corp.	8,984	168,360
SCANA Corp.	5,546	223,060
Sempra Energy	11,421	599,831
Southern Co.	42,386	1,753,085
TECO Energy, Inc.	10,199	186,642
The AES Corp. *	40,730	442,328
UGI Corp.	5,225	155,496
Westar Energy, Inc.	5,745	153,104
Wisconsin Energy Corp.	11,844	374,744
Xcel Energy, Inc.	24,551	605,673

		24,266,441

Total Common Stock
(Cost $615,079,785)		613,936,500

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	254,597	254,597

Total Other Investment Company
(Cost $254,597)		254,597

End of Investments.

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Navigator Securities Lending Prime Portfolio	537,882	537,882

Total Collateral Invested for Securities on Loan
(Cost $537,882)		537,882

End of Collateral Invested for Securities on Loan

At 8/31/11, the tax basis cost of the fund’s investments was $615,514,519 and the unrealized appreciation and depreciation were $37,690,923 and ($39,014,345), respectively, with a net unrealized depreciation of ($1,323,422).

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

See financial notes 45

 Schwab U.S. Large-Cap ETF

Statement of
Assets and Liabilities
As of August 31, 2011

Assets

Investments, at value including securities on loan of $526,377 (cost $614,428,234)		$613,544,364
Investment in affiliated issuer, at value (cost $906,148)		$646,733
Collateral invested for securities on loan		537,882
Receivables:
Investments sold		605,353
Fund shares sold		1,455,749
Dividends		1,413,726
Income from securities on loan		2,270
Foreign tax reclaims		1,815
Interest	+	45

Total assets		618,207,937

Liabilities

Collateral held for securities on loan		537,882
Payables:
Investments bought		1,885,575
Investment adviser fees	+	3,974

Total liabilities		2,427,431

Net Assets

Total assets		618,207,937
Total liabilities	−	2,427,431

Net assets		$615,780,506

Net Assets by Source
Capital received from investors		616,204,323
Net investment income not yet distributed		2,078,342
Net realized capital losses		(1,358,874)
Net unrealized capital losses		(1,143,285)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$615,780,506		21,150,001		$29.11

46 See financial notes

 Schwab U.S. Large-Cap ETF

Statement of
Operations
For September 1, 2010 through August 31, 2011

Investment Income

Dividends (including $9,267 from affiliated issuer and net of foreign withholding tax of $2,886)		$9,417,557
Interest		1,167
Securities on loan	+	19,643

Total investment income		9,438,367

Expenses

Investment adviser fees		384,631

Total expenses	−	384,631

Net investment income		9,053,736

Realized and Unrealized Gains (Losses)

Net realized losses on investments (including $13,382 gains from affiliated issuer)		(1,194,628)
Net realized gains on in-kind redemptions	+	15,514,832

Net realized gains		14,320,204
Net unrealized gains on investments (including ($126,141) losses from affiliated issuer)	+	18,714,018

Net realized and unrealized gains		33,034,222

Net increase in net assets resulting from operations		$42,087,958

See financial notes 47

 Schwab U.S. Large-Cap ETF

Statements of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/10-8/31/11			10/30/09*-8/31/10
Net investment income		$9,053,736	$2,706,444
Net realized gains		14,320,204	1,027,301
Net unrealized gains (losses)	+	18,714,018	(19,857,303)

Net increase (decrease) in net assets resulting from operations		42,087,958	(16,123,558)

Distributions to Shareholders

Distributions from net investment income		($8,109,371)	($1,572,500)

Transactions in Fund Shares

		9/1/10-8/31/11		10/30/09*-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold		12,800,000	$387,220,506	11,350,001	$301,973,952
Shares Redeemed	+	(2,600,000)	(78,921,350)	(400,000)	(10,775,131)

Net transactions in fund shares		10,200,000	$308,299,156	10,950,001	$291,198,821

Shares Outstanding and Net Assets

		9/1/10-8/31/11		10/30/09*-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,950,001	$273,502,763	—	$—
Total increase	+	10,200,000	342,277,743	10,950,001	273,502,763

End of period		21,150,001	$615,780,506	10,950,001	$273,502,763

Net investment income not yet distributed			$2,078,342		$1,133,977

*	Commencement of operations.

48 See financial notes

Schwab U.S. Large-Cap Growth ETF™

Financial Statements

Financial Highlights

	9/1/10–	12/9/09[1]–
	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	24.21	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.27	0.15
Net realized and unrealized gains (losses)	5.20	(0.83)

Total from investment operations	5.47	(0.68)
Less distributions:
Distributions from net investment income	(0.24)	(0.11)

Net asset value at end of period	29.44	24.21

Total return (%)	22.57	(2.75)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	0.14	[3,4]
Gross operating expenses	0.13	0.14	[3]
Net investment income (loss)	0.93	0.86	[3]
Portfolio turnover rate[5]	10	6	[2]
Net assets, end of period ($ x 1,000)	309,155	108,946

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective June 14, 2010, the annual operating expense was reduced. The ratio presented for period ended 8/31/10 is a blended rate.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 49

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of August 31, 2011

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.9%	Common Stock	302,571,224	308,685,714
0.0%	Other Investment Company	106,442	106,442

99.9%	Total Investments	302,677,666	308,792,156
0.1%	Collateral Invested for Securities on Loan	370,810	370,810
—%	Other Assets and Liabilities, Net		(8,219)

100.0%	Net Assets		309,154,747

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc. *	5,880	419,773
Gentex Corp.	7,770	201,593
Johnson Controls, Inc.	35,280	1,124,726
Lear Corp.	5,399	257,964
The Goodyear Tire & Rubber Co. *	13,236	164,921
Visteon Corp. *	2,334	119,221

		2,288,198

Banks 0.4%
Fifth Third Bancorp	47,178	501,031
Hudson City Bancorp, Inc.	27,135	168,508
SunTrust Banks, Inc.	27,830	553,817
Zions Bancorp	9,391	163,779

		1,387,135

Capital Goods 7.5%
Aecom Technology Corp. *	5,884	133,684
AGCO Corp. *	4,924	210,944
AMETEK, Inc.	8,307	324,638
Caterpillar, Inc.	30,054	2,734,914
Cooper Industries plc	8,547	404,957
Cummins, Inc.	9,450	878,094
Danaher Corp.	28,635	1,311,769
Deere & Co.	22,050	1,782,081
Donaldson Co., Inc.	3,574	210,795
Dover Corp.	9,560	549,891
Emerson Electric Co.	39,270	1,828,019
Fastenal Co.	15,174	508,026
First Solar, Inc. *(a)	2,940	293,941
Flowserve Corp.	2,940	277,360
Fluor Corp.	9,192	558,138
Foster Wheeler AG *	6,202	152,259
Goodrich Corp.	6,407	571,376
Illinois Tool Works, Inc.	22,285	1,037,144
ITT Corp.	9,414	445,659
Jacobs Engineering Group, Inc. *	6,316	235,208
Joy Global, Inc.	5,460	455,637
KBR, Inc.	7,718	231,926
Lincoln Electric Holdings, Inc.	4,375	148,881
McDermott International, Inc. *	12,394	178,350
MSC Industrial Direct Co., Class A	2,354	145,171
Navistar International Corp. *	3,721	154,049
Oshkosh Corp. *	5,254	103,609
Owens Corning, Inc. *	6,083	176,772
PACCAR, Inc.	19,110	719,109
Pall Corp.	5,929	303,150
Precision Castparts Corp.	7,352	1,204,625
Quanta Services, Inc. *	10,566	202,762
Rockwell Collins, Inc.	7,983	402,822
Roper Industries, Inc.	4,979	383,134
Spirit AeroSystems Holdings, Inc., Class A *	6,067	101,804
SPX Corp.	2,577	146,606
Textron, Inc.	14,083	237,580
The Babcock & Wilcox Co. *	6,204	142,878
The Boeing Co.	34,022	2,274,711
The Shaw Group, Inc. *	4,494	104,755
The Timken Co.	4,413	173,652
TransDigm Group, Inc. *	2,333	214,309
URS Corp. *	4,130	144,839
W.W. Grainger, Inc.	2,993	461,221

		23,261,249

Commercial & Professional Services 1.0%
Copart, Inc. *	3,256	140,138
Corrections Corp. of America *	5,823	132,124
Covanta Holding Corp.	7,062	115,958
Equifax, Inc.	6,347	205,199
IHS, Inc., Class A *	2,433	188,776
Iron Mountain, Inc.	9,873	321,267
Manpower, Inc.	4,318	173,929
Nielsen Holdings N.V. *	3,834	113,716
Republic Services, Inc.	16,103	488,887
Robert Half International, Inc.	7,365	176,171
Stericycle, Inc. *	4,410	386,801
The Dun & Bradstreet Corp.	2,601	173,981
Towers Watson & Co., Class A	2,733	161,220
Verisk Analytics, Inc., Class A *	6,033	210,190
Waste Connections, Inc.	5,897	203,977

		3,192,334

Consumer Durables & Apparel 1.4%
Coach, Inc.	15,540	873,659
Fossil, Inc. *	2,365	228,483
Garmin Ltd. (a)	6,177	207,115
Harman International Industries, Inc.	3,507	126,918
Mohawk Industries, Inc. *	2,822	139,830
NIKE, Inc., Class B	15,392	1,333,717
NVR, Inc. *	306	194,769
PVH Corp.	3,172	211,446

50 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Ralph Lauren Corp.	3,250	445,607
Stanley Black & Decker, Inc.	8,694	538,854

		4,300,398

Consumer Services 2.6%
Apollo Group, Inc., Class A *	6,574	307,827
Chipotle Mexican Grill, Inc. *	1,680	526,462
Darden Restaurants, Inc.	7,162	344,492
DeVry, Inc.	3,254	143,762
Dunkin’ Brands Group, Inc. *(a)	1,050	27,657
Hyatt Hotels Corp., Class A *	2,134	75,778
International Game Technology	15,007	229,007
Las Vegas Sands Corp. *	24,845	1,157,032
Marriott International, Inc., Class A	16,629	486,897
MGM Resorts International *	16,850	186,529
Starbucks Corp.	38,853	1,500,503
Starwood Hotels & Resorts Worldwide, Inc.	10,137	451,705
Weight Watchers International, Inc.	1,754	106,152
Wyndham Worldwide Corp.	8,987	291,898
Wynn Resorts Ltd.	4,620	714,806
Yum! Brands, Inc.	24,573	1,336,034

		7,886,541

Diversified Financials 2.5%
Affiliated Managers Group, Inc. *	2,618	228,185
BlackRock, Inc.	5,040	830,340
Discover Financial Services	27,989	704,203
E*TRADE Financial Corp. *	13,251	163,782
Eaton Vance Corp.	5,921	144,532
Franklin Resources, Inc.	7,980	956,962
IntercontinentalExchange, Inc. *	3,823	450,923
Jefferies Group, Inc.	7,394	121,335
Leucadia National Corp.	10,474	310,345
Moody’s Corp.	10,249	315,977
MSCI, Inc., Class A *	6,215	214,852
Northern Trust Corp.	11,283	433,606
SEI Investments Co.	7,639	130,703
State Street Corp.	26,075	926,184
T. Rowe Price Group, Inc.	13,322	712,461
TD Ameritrade Holding Corp.	11,917	183,283
The Charles Schwab Corp. (b)	53,760	662,861
The NASDAQ OMX Group, Inc. *	7,068	167,441

		7,657,975

Energy 10.0%
Alpha Natural Resources, Inc. *	11,560	382,289
Anadarko Petroleum Corp.	26,139	1,927,751
Arch Coal, Inc.	10,954	222,476
Baker Hughes, Inc.	22,564	1,378,886
Brigham Exploration Co. *	5,980	174,018
Cabot Oil & Gas Corp.	5,673	430,354
Cameron International Corp. *	12,518	650,435
Cimarex Energy Co.	4,444	315,924
Cobalt International Energy, Inc. *	7,846	75,871
Concho Resources, Inc. *	5,269	458,140
CONSOL Energy, Inc.	11,612	530,204
Continental Resources, Inc. *	3,000	167,670
Denbury Resources, Inc. *	20,476	326,592
Diamond Offshore Drilling, Inc.	3,458	220,378
EOG Resources, Inc.	13,945	1,291,168
EXCO Resources, Inc.	9,202	123,123
FMC Technologies, Inc. *	12,336	548,459
Halliburton Co.	47,229	2,095,551
Helmerich & Payne, Inc.	4,963	282,990
Hess Corp.	15,882	942,438
Murphy Oil Corp.	10,044	538,157
Nabors Industries Ltd. *	14,633	269,833
National-Oilwell Varco, Inc.	21,853	1,444,920
Newfield Exploration Co. *	7,140	364,497
Noble Corp. *	12,968	437,800
Noble Energy, Inc.	9,240	816,446
Occidental Petroleum Corp.	42,210	3,661,295
Oceaneering International, Inc.	5,538	236,417
Peabody Energy Corp.	14,054	685,835
Pioneer Natural Resources Co.	6,090	476,055
Plains Exploration & Production Co. *	7,038	206,988
QEP Resources, Inc.	8,990	316,538
Quicksilver Resources, Inc. *	6,420	61,183
Range Resources Corp.	8,205	531,356
Rowan Cos., Inc. *	6,679	240,912
SandRidge Energy, Inc. *	19,244	141,251
Schlumberger Ltd.	70,980	5,544,958
SM Energy Co.	3,228	246,942
Southwestern Energy Co. *	18,270	693,346
Sunoco, Inc.	6,231	237,650
Ultra Petroleum Corp. *	7,804	261,434
Weatherford International Ltd. *	38,134	653,235
Whiting Petroleum Corp. *	6,011	283,178

		30,894,943

Food & Staples Retailing 3.9%
Costco Wholesale Corp.	22,470	1,764,794
CVS Caremark Corp.	70,770	2,541,351
The Kroger Co.	30,544	719,617
Wal-Mart Stores, Inc.	92,015	4,896,118
Walgreen Co.	47,561	1,674,623
Whole Foods Market, Inc.	8,019	529,494

		12,125,997

Food, Beverage & Tobacco 2.4%
Brown-Forman Corp., Class B	5,564	399,217
Green Mountain Coffee Roasters, Inc. *	6,170	646,246
Hansen Natural Corp. *	3,573	304,848
PepsiCo, Inc.	82,740	5,330,938
Ralcorp Holdings, Inc. *	2,841	245,946
Sara Lee Corp.	30,303	546,666

		7,473,861

Health Care Equipment & Services 7.3%
Aetna, Inc.	19,765	791,193
Alere, Inc. *	4,475	111,741
AmerisourceBergen Corp.	14,106	558,315
Baxter International, Inc.	29,806	1,668,540
Becton, Dickinson & Co.	10,710	871,580
C.R. Bard, Inc.	4,489	427,622
CareFusion Corp. *	11,196	286,730

See financial notes 51

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Cerner Corp. *	7,424	489,687
Community Health Systems, Inc. *	4,723	96,160
Coventry Health Care, Inc. *	7,691	252,880
Covidien plc	25,830	1,347,809
DaVita, Inc. *	5,040	370,843
DENTSPLY International, Inc.	7,582	266,886
Edwards Lifesciences Corp. *	5,963	449,908
Express Scripts, Inc. *	25,620	1,202,603
Gen-Probe, Inc. *	2,622	157,241
HCA Holdings, Inc. *	6,358	127,351
Henry Schein, Inc. *	4,680	308,459
Hologic, Inc. *	13,443	223,692
Hospira, Inc. *	8,579	396,350
IDEXX Laboratories, Inc. *	3,026	241,414
Intuitive Surgical, Inc. *	2,100	800,835
Kinetic Concepts, Inc. *	3,573	241,320
Laboratory Corp. of America Holdings *	5,250	438,533
Lincare Holdings, Inc.	4,791	103,150
McKesson Corp.	13,230	1,057,474
Medco Health Solutions, Inc. *	20,766	1,124,271
Medtronic, Inc.	56,410	1,978,299
Patterson Cos., Inc.	5,350	156,327
Quest Diagnostics, Inc.	8,157	408,421
ResMed, Inc. *	7,980	247,141
St. Jude Medical, Inc.	16,951	771,949
Stryker Corp.	15,650	764,346
UnitedHealth Group, Inc.	57,149	2,715,720
Universal Health Services, Inc., Class B	4,715	196,144
Varian Medical Systems, Inc. *	6,149	350,247
Zimmer Holdings, Inc. *	10,155	577,718

		22,578,899

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	7,770	338,306
Colgate-Palmolive Co.	25,620	2,305,031
Energizer Holdings, Inc. *	3,683	277,993
Herbalife Ltd.	6,062	338,259
Mead Johnson Nutrition Co.	10,525	749,906
The Estee Lauder Cos., Inc., Class A	6,304	615,649

		4,625,144

Insurance 2.8%
Alleghany Corp. *	423	126,460
Berkshire Hathaway, Inc., Class B *	99,664	7,275,472
Brown & Brown, Inc.	6,206	130,388
Markel Corp. *	515	202,900
The Progressive Corp.	32,135	616,349
White Mountains Insurance Group Ltd.	422	168,800

		8,520,369

Materials 5.2%
Airgas, Inc.	3,992	259,001
Albemarle Corp.	4,746	240,670
Alcoa, Inc.	55,657	712,966
Allegheny Technologies, Inc.	4,764	238,772
AptarGroup, Inc.	3,424	172,844
Ball Corp.	9,087	326,405
CF Industries Holdings, Inc.	3,648	666,927
Cliffs Natural Resources, Inc.	6,967	577,216
Crown Holdings, Inc. *	8,202	290,925
Ecolab, Inc.	12,009	643,682
FMC Corp.	3,682	279,574
Freeport-McMoRan Copper & Gold, Inc.	48,930	2,306,560
Huntsman Corp.	9,897	129,750
LyondellBasell Industries N.V., Class A	17,468	605,266
Martin Marietta Materials, Inc.	2,331	165,105
Molycorp, Inc. *	2,827	159,782
Monsanto Co.	28,212	1,944,653
Nalco Holding Co.	6,871	254,296
Newmont Mining Corp.	25,410	1,591,174
Nucor Corp.	14,641	528,247
Praxair, Inc.	15,773	1,553,483
Reliance Steel & Aluminum Co.	3,884	160,953
Sigma-Aldrich Corp.	5,327	343,006
Southern Copper Corp.	10,883	367,519
Steel Dynamics, Inc.	10,840	137,993
The Lubrizol Corp.	3,371	454,242
The Mosaic Co.	7,650	544,144
The Scotts Miracle-Gro Co., Class A	2,313	112,319
Titanium Metals Corp.	4,358	69,859
United States Steel Corp.	7,375	222,135

		16,059,468

Media 3.6%
AMC Networks, Inc., Class A *	3,063	113,331
Cablevision Systems Corp., Class A	12,265	221,506
Charter Communications, Inc., Class A *	2,130	106,244
Clear Channel Outdoor Holdings, Inc., Class A *	2,236	25,602
Comcast Corp., Class A	143,752	3,092,106
DIRECTV, Class A *	39,886	1,753,787
Discovery Communications, Inc., Series A *	14,595	617,077
DISH Network Corp., Class A *	10,962	272,515
John Wiley & Sons, Inc., Class A	2,787	135,978
Liberty Global, Inc., Series A *	11,854	478,783
Liberty Media - Starz, Series A *	2,659	183,125
Liberty Media Corp. - Capital, Series A *	3,835	273,474
Scripps Networks Interactive, Class A	5,250	224,963
Sirius XM Radio, Inc. *	208,950	376,110
The Interpublic Group of Cos., Inc.	24,914	215,008
The Washington Post Co., Class B	260	92,498
Time Warner Cable, Inc.	17,477	1,144,743
Viacom, Inc., Class B	28,350	1,367,604
Virgin Media, Inc.	14,850	376,596

		11,071,050

Pharmaceuticals, Biotechnology & Life Sciences 4.6%
Alexion Pharmaceuticals, Inc. *	9,372	543,061
Allergan, Inc.	15,977	1,307,078
Amgen, Inc.	48,473	2,685,647
Biogen Idec, Inc. *	11,811	1,112,596
Celgene Corp. *	24,677	1,467,541
Covance, Inc. *	3,133	155,272

52 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Endo Pharmaceuticals Holdings, Inc. *	5,564	177,547
Gilead Sciences, Inc. *	41,370	1,650,042
Human Genome Sciences, Inc. *	9,685	124,646
Illumina, Inc. *	6,388	332,815
Life Technologies Corp. *	9,526	400,092
Mettler-Toledo International, Inc. *	1,689	269,007
Mylan, Inc. *	22,295	462,844
PerkinElmer, Inc.	6,206	141,931
Perrigo Co.	4,284	405,866
Pharmaceutical Product Development, Inc.	5,410	170,307
Techne Corp.	1,968	142,621
Thermo Fisher Scientific, Inc. *	19,908	1,093,546
United Therapeutics Corp. *	2,614	112,794
Vertex Pharmaceuticals, Inc. *	10,698	484,299
Warner Chilcott plc, Class A	7,242	123,549
Waters Corp. *	4,693	374,830
Watson Pharmaceuticals, Inc. *	6,769	454,335

		14,192,266

Real Estate 2.2%
Alexandria Real Estate Equities, Inc.	3,150	229,352
AvalonBay Communities, Inc.	4,830	658,715
Boston Properties, Inc.	7,565	788,954
CB Richard Ellis Group, Inc., Class A *	15,136	229,462
Digital Realty Trust, Inc.	4,942	295,285
Federal Realty Investment Trust	3,360	304,248
Jones Lang LaSalle, Inc.	2,157	144,325
Public Storage	7,350	909,415
Simon Property Group, Inc.	15,332	1,801,510
SL Green Realty Corp.	4,205	303,769
The Macerich Co.	6,661	326,655
Ventas, Inc.	13,650	730,002

		6,721,692

Retailing 6.0%
Advance Auto Parts, Inc.	4,323	262,493
Amazon.com, Inc. *	18,480	3,978,559
AutoZone, Inc. *	1,307	401,249
Bed Bath & Beyond, Inc. *	13,104	745,093
Best Buy Co., Inc.	16,636	425,715
CarMax, Inc. *	12,180	342,380
Dick’s Sporting Goods, Inc. *	4,483	157,488
Dollar General Corp. *	5,131	187,795
Dollar Tree, Inc. *	6,363	454,445
Expedia, Inc.	10,220	309,768
Family Dollar Stores, Inc.	6,205	331,285
GameStop Corp., Class A *	7,305	174,809
Guess?, Inc.	3,570	121,773
Kohl’s Corp.	14,178	657,008
Liberty Media Corp. - Interactive, Series A *	30,558	483,428
Lowe’s Cos., Inc.	67,650	1,348,264
Netflix, Inc. *	2,314	543,813
Nordstrom, Inc.	8,627	392,183
O’Reilly Automotive, Inc. *	7,283	472,521
PetSmart, Inc.	6,006	253,333
Priceline.com, Inc. *	2,550	1,370,013
Ross Stores, Inc.	6,126	468,792
Sears Holdings Corp. *(a)	2,362	141,460
Staples, Inc.	37,551	553,502
Target Corp.	32,622	1,685,579
The Sherwin-Williams Co.	4,670	353,706
The TJX Cos., Inc.	20,580	1,124,080
Tiffany & Co.	6,603	475,152
Urban Outfitters, Inc. *	6,696	175,268

		18,390,954

Semiconductors & Semiconductor Equipment 1.4%
Advanced Micro Devices, Inc. *	30,334	207,181
Altera Corp.	16,875	614,081
Atmel Corp. *	22,260	202,789
Broadcom Corp., Class A *	24,060	857,739
Cree, Inc. *	5,612	181,997
Lam Research Corp. *	6,323	234,963
LSI Corp. *	31,737	216,129
Marvell Technology Group Ltd. *	27,582	362,703
MEMC Electronic Materials, Inc. *	12,073	84,269
Micron Technology, Inc. *	44,526	263,149
NVIDIA Corp. *	30,920	411,545
ON Semiconductor Corp. *	23,074	167,748
Skyworks Solutions, Inc. *	9,536	196,728
Xilinx, Inc.	13,247	412,512

		4,413,533

Software & Services 14.5%
Accenture plc, Class A	36,333	1,947,085
Activision Blizzard, Inc.	21,991	260,373
Adobe Systems, Inc. *	26,173	660,607
Akamai Technologies, Inc. *	9,892	217,030
Alliance Data Systems Corp. *	2,940	274,625
ANSYS, Inc. *	4,634	250,143
Autodesk, Inc. *	11,798	332,704
Automatic Data Processing, Inc.	25,860	1,293,776
BMC Software, Inc. *	9,273	376,577
Broadridge Financial Solutions, Inc.	6,422	133,706
CA, Inc.	21,129	443,498
Citrix Systems, Inc. *	9,754	589,434
Cognizant Technology Solutions Corp., Class A *	15,960	1,012,662
eBay, Inc. *	58,604	1,809,106
Electronic Arts, Inc. *	17,539	396,031
Equinix, Inc. *	2,379	223,721
FactSet Research Systems, Inc.	2,187	192,237
Fidelity National Information Services, Inc.	13,262	373,723
Fiserv, Inc. *	7,651	427,155
Genpact Ltd. *	5,564	92,195
Global Payments, Inc.	4,271	195,740
Google, Inc., Class A *	13,020	7,043,299
IAC/InterActiveCorp *	4,563	180,375
Informatica Corp. *	5,495	229,581
Intuit, Inc. *	14,647	722,537
LinkedIn Corp., Class A *(a)	420	35,330
MasterCard, Inc., Class A	5,460	1,800,217
Microsoft Corp.	388,710	10,339,686
Nuance Communications, Inc. *	11,668	216,558
Oracle Corp.	198,870	5,582,281
Rackspace Hosting, Inc. *	5,594	204,517
Red Hat, Inc. *	10,081	398,603

See financial notes 53

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Rovi Corp. *	5,847	285,860
SAIC, Inc. *	18,570	278,550
Salesforce.com, Inc. *	6,300	811,125
Symantec Corp. *	39,290	673,824
TIBCO Software, Inc. *	8,556	191,483
Total System Services, Inc.	9,756	177,071
VeriSign, Inc.	8,771	273,217
Visa, Inc., Class A	25,620	2,251,486
VMware, Inc., Class A *	3,360	317,050
Western Union Co.	33,045	545,903
Yahoo!, Inc. *	63,630	865,686

		44,926,367

Technology Hardware & Equipment 13.8%
Acme Packet, Inc. *	3,091	145,555
Agilent Technologies, Inc. *	17,949	661,780
Amphenol Corp., Class A	9,149	429,820
Apple, Inc. *	47,750	18,375,632
Arrow Electronics, Inc. *	5,907	184,298
Brocade Communications Systems, Inc. *	24,105	93,286
Cisco Systems, Inc.	288,120	4,517,722
Corning, Inc.	81,800	1,229,454
Dell, Inc. *	87,295	1,297,640
Dolby Laboratories, Inc., Class A *	2,800	94,080
EMC Corp. *	107,174	2,421,061
F5 Networks, Inc. *	4,200	342,804
FLIR Systems, Inc.	8,035	207,865
Harris Corp.	6,628	267,440
Hewlett-Packard Co.	113,400	2,951,802
Ingram Micro, Inc., Class A *	8,824	157,420
Jabil Circuit, Inc.	10,055	169,427
JDS Uniphase Corp. *	11,211	145,407
Juniper Networks, Inc. *	27,170	568,668
Motorola Mobility Holdings, Inc. *	15,147	571,345
NCR Corp. *	8,560	147,489
NetApp, Inc. *	19,063	717,150
Polycom, Inc. *	9,165	218,127
QUALCOMM, Inc.	85,680	4,409,093
Riverbed Technology, Inc. *	7,567	187,510
Seagate Technology plc	22,343	258,732
TE Connectivity Ltd.	22,997	704,168
Teradata Corp. *	9,030	472,811
Trimble Navigation Ltd. *	6,361	236,247
Western Digital Corp. *	11,928	351,757

		42,535,590

Telecommunication Services 0.8%
American Tower Corp., Class A *	20,658	1,112,640
Clearwire Corp., Class A *(a)	6,020	19,324
Crown Castle International Corp. *	12,686	550,953
MetroPCS Communications, Inc. *	13,868	154,767
NII Holdings, Inc. *	8,787	338,563
SBA Communications Corp., Class A *	5,817	219,824
United States Cellular Corp. *	786	33,987

		2,430,058

Transportation 3.1%
C.H. Robinson Worldwide, Inc.	8,525	601,013
CSX Corp.	57,966	1,271,774
Delta Air Lines, Inc. *	44,310	333,654
Expeditors International of Washington, Inc.	10,966	498,953
FedEx Corp.	15,330	1,206,778
Hertz Global Holdings, Inc. *	12,180	136,416
J.B. Hunt Transport Services, Inc.	5,043	202,678
Kansas City Southern *	5,701	308,766
Southwest Airlines Co.	38,153	328,879
Union Pacific Corp.	25,620	2,361,395
United Parcel Service, Inc., Class B	36,332	2,448,413

		9,698,719

Utilities 0.7%
Calpine Corp. *	18,906	278,485
EQT Corp.	7,586	453,794
ITC Holdings Corp.	2,595	196,338
NRG Energy, Inc. *	13,127	307,697
ONEOK, Inc.	5,250	372,225
The AES Corp. *	40,924	444,435

		2,052,974

Total Common Stock
(Cost $302,571,224)		308,685,714

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	106,442	106,442

Total Other Investment Company
(Cost $106,442)		106,442

End of Investments

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Navigator Securities Lending Prime Portfolio	370,810	370,810

Total Collateral Invested for Securities on Loan
(Cost $370,810)		370,810

End of Collateral Invested for Securities on Loan

At 8/31/11, the tax basis cost of the fund’s investments was $302,902,080 and the unrealized appreciation and depreciation were $24,167,318 and ($18,277,242), respectively, with a net unrealized appreciation of $5,890,076.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

54 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Statement of
Assets and Liabilities
As of August 31, 2011

Assets

Investments, at value including securities on loan of $362,397 (cost $301,763,500)		$308,129,295
Investment in affiliated issuer, at value (cost $914,166)		$662,861
Collateral invested for securities on loan		370,810
Receivables:
Dividends		397,396
Income from securities on loan		1,703
Foreign tax reclaims		828
Interest	+	17

Total assets		309,562,910

Liabilities

Collateral held for securities on loan		370,810
Payables:
Investments bought		34,108
Investment adviser fees	+	3,245

Total liabilities		408,163

Net Assets

Total assets		309,562,910
Total liabilities	−	408,163

Net assets		$309,154,747

Net Assets by Source
Capital received from investors		304,301,108
Net investment income not yet distributed		670,813
Net realized capital losses		(1,931,664)
Net unrealized capital gains		6,114,490

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$309,154,747		10,500,001		$29.44

See financial notes 55

 Schwab U.S. Large-Cap Growth ETF

Statement of
Operations
For September 1, 2010 through August 31, 2011

Investment Income

Dividends (including $10,125 from affiliated issuer and net of foreign withholding tax of $1,398)		$2,691,692
Interest		456
Securities on loan	+	14,256

Total investment income		2,706,404

Expenses

Investment adviser fees		330,717

Total expenses	−	330,717

Net investment income		2,375,687

Realized and Unrealized Gains (Losses)

Net realized losses on investments (including $1,656 losses from affiliated issuer)		(1,814,322)
Net realized gains on in-kind redemptions	+	6,326,175

Net realized gains		4,511,853
Net unrealized gains on investments (including ($144,616) losses from affiliated issuer)	+	13,838,390

Net realized and unrealized gains		18,350,243

Net increase in net assets resulting from operations		$20,725,930

56 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Statements of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/10-8/31/11			12/9/09*-8/31/10
Net investment income		$2,375,687	$456,853
Net realized gains		4,511,853	418,970
Net unrealized gains (losses)	+	13,838,390	(7,723,900)

Net increase (decrease) in net assets resulting from operations		20,725,930	(6,848,077)

Distributions to Shareholders

Distributions from net investment income		($1,857,920)	($297,500)

Transactions in Fund Shares

		9/1/10-8/31/11		12/9/09*-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold		7,100,000	$214,473,454	4,800,001	$123,912,430
Shares Redeemed	+	(1,100,000)	(33,132,421)	(300,000)	(7,821,149)

Net transactions in fund shares		6,000,000	$181,341,033	4,500,001	$116,091,281

Shares Outstanding and Net Assets

		9/1/10-8/31/11		12/9/09*-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,500,001	$108,945,704	—	$—
Total increase	+	6,000,000	200,209,043	4,500,001	108,945,704

End of period		10,500,001	$309,154,747	4,500,001	$108,945,704

Net investment income not yet distributed			$670,813		$159,353

*	Commencement of operations.

See financial notes 57

Schwab U.S. Large-Cap Value ETF™

Financial Statements

Financial Highlights

	9/1/10–	12/9/09[1]–
	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	24.36	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.70	0.47
Net realized and unrealized gains (losses)	2.99	(0.78)

Total from investment operations	3.69	(0.31)
Less distributions:
Distributions from net investment income	(0.71)	(0.33)

Net asset value at end of period	27.34	24.36

Total return (%)	15.12	(1.29)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	0.14	[3,4]
Gross operating expenses	0.13	0.14	[3]
Net investment income (loss)	2.68	2.98	[3]
Portfolio turnover rate[5]	7	5	[2]
Net assets, end of period ($ x 1,000)	241,994	84,052

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective June 14, 2010, the annual operating expense was reduced. The ratio presented for period ended 8/31/10 is a blended rate.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

58 See financial notes

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of August 31, 2011

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.5%	Common Stock	242,684,449	240,880,739
0.1%	Other Investment Company	150,974	150,974

99.6%	Total Investments	242,835,423	241,031,713
0.1%	Collateral Invested for Securities on Loan	139,531	139,531
0.3%	Other Assets and Liabilities, Net		822,589

100.0%	Net Assets		241,993,833

	Number	Value
Security	of Shares	($)

Common Stock 99.5% of net assets

Automobiles & Components 1.1%
Ford Motor Co. *	149,211	1,659,226
General Motors Co. *	22,833	548,677
Harley-Davidson, Inc.	9,204	355,827
TRW Automotive Holdings Corp. *	4,071	169,720

		2,733,450

Banks 4.4%
BB&T Corp.	27,089	603,814
BOK Financial Corp.	1,098	54,022
City National Corp.	1,770	79,455
Comerica, Inc.	7,965	203,824
Commerce Bancshares, Inc.	3,186	126,070
Cullen/Frost Bankers, Inc.	2,301	117,328
First Horizon National Corp.	9,944	70,006
First Republic Bank *	2,832	72,216
Huntington Bancshares, Inc.	34,587	173,973
KeyCorp	37,188	246,928
M&T Bank Corp.	4,779	363,539
New York Community Bancorp, Inc.	17,064	218,590
People’s United Financial, Inc.	13,698	160,951
PNC Financial Services Group, Inc.	20,709	1,038,349
Regions Financial Corp.	48,738	221,270
TFS Financial Corp. *	3,660	32,428
U.S. Bancorp	75,225	1,745,972
Wells Fargo & Co.	196,116	5,118,628

		10,647,363

Capital Goods 7.8%
3M Co.	25,665	2,129,682
Eaton Corp.	13,452	577,763
General Dynamics Corp.	12,390	793,951
General Electric Co.	419,490	6,841,882
Honeywell International, Inc.	28,143	1,345,517
Hubbell, Inc., Class B	2,301	136,058
Huntington Ingalls Industries, Inc. *	1,786	53,473
Ingersoll-Rand plc	12,951	433,988
L-3 Communications Holdings, Inc.	4,248	288,099
Lockheed Martin Corp.	10,974	814,161
Masco Corp.	14,046	124,588
Northrop Grumman Corp.	10,797	589,732
Parker Hannifin Corp.	6,377	468,263
Pentair, Inc.	3,897	133,745
Raytheon Co.	14,160	612,137
Rockwell Automation, Inc.	5,487	351,881
Tyco International Ltd.	18,408	765,405
United Technologies Corp.	31,506	2,339,321

		18,799,646

Commercial & Professional Services 0.4%
Avery Dennison Corp.	4,101	119,380
Cintas Corp.	4,956	158,493
Pitney Bowes, Inc.	7,277	147,796
R.R. Donnelley & Sons Co.	8,496	129,564
Waste Management, Inc.	16,461	543,871

		1,099,104

Consumer Durables & Apparel 0.9%
D.R. Horton, Inc.	11,209	117,919
Fortune Brands, Inc.	6,018	343,748
Hasbro, Inc.	4,956	191,995
Leggett & Platt, Inc.	5,733	127,215
Lennar Corp., Class A	6,428	94,492
Mattel, Inc.	13,468	361,885
Newell Rubbermaid, Inc.	11,363	157,264
PulteGroup, Inc. *	13,359	64,123
Toll Brothers, Inc. *	5,513	94,768
VF Corp.	3,363	393,673
Whirlpool Corp.	3,014	188,948

		2,136,030

Consumer Services 1.9%
Carnival Corp.	16,284	537,861
H&R Block, Inc.	12,328	186,399
McDonald’s Corp.	41,064	3,714,650
Penn National Gaming, Inc. *	2,478	98,649
Royal Caribbean Cruises Ltd.	5,664	147,037

		4,684,596

Diversified Financials 9.2%
American Express Co.	41,949	2,085,285
Ameriprise Financial, Inc.	9,740	445,118
Bank of America Corp.	396,834	3,242,134
Bank of New York Mellon Corp.	49,029	1,013,429
Capital One Financial Corp.	18,054	831,387
CBOE Holdings, Inc.	2,004	50,601
CIT Group, Inc. *	7,819	270,303
Citigroup, Inc.	113,988	3,539,327
CME Group, Inc.	2,655	709,203

See financial notes 59

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Federated Investors, Inc., Class B (a)	4,080	72,257
Invesco Ltd.	18,089	331,029
JPMorgan Chase & Co.	156,468	5,876,938
Legg Mason, Inc.	5,712	162,621
LPL Investment Holdings, Inc. *	570	16,587
Morgan Stanley	55,401	969,517
NYSE Euronext	10,320	281,530
Raymond James Financial, Inc.	3,895	109,372
SLM Corp.	20,619	283,099
The Goldman Sachs Group, Inc.	17,169	1,995,381

		22,285,118

Energy 13.8%
Apache Corp.	15,045	1,550,688
Chesapeake Energy Corp.	25,842	837,022
Chevron Corp.	78,942	7,808,153
ConocoPhillips	51,684	3,518,130
Devon Energy Corp.	15,753	1,068,526
El Paso Corp.	29,936	572,975
Exxon Mobil Corp.	193,992	14,363,168
Forest Oil Corp. *	4,461	86,856
Kinder Morgan, Inc.	3,894	100,660
Marathon Oil Corp.	27,815	748,780
Marathon Petroleum Corp. *	14,160	524,770
Patterson-UTI Energy, Inc.	6,210	151,772
Southern Union Co.	4,638	194,239
Spectra Energy Corp.	25,673	666,728
The Williams Cos., Inc.	22,884	617,639
Tidewater, Inc.	1,947	104,359
Valero Energy Corp.	22,479	510,723

		33,425,188

Food & Staples Retailing 0.4%
Safeway, Inc.	14,160	259,553
Sysco Corp.	23,187	647,613

		907,166

Food, Beverage & Tobacco 9.4%
Altria Group, Inc.	81,951	2,228,248
Archer-Daniels-Midland Co.	23,012	655,382
Bunge Ltd.	5,851	378,618
Campbell Soup Co.	8,031	255,948
Coca-Cola Enterprises, Inc.	12,790	353,260
ConAgra Foods, Inc.	16,107	393,333
Constellation Brands, Inc., Class A *	7,611	150,470
Dr. Pepper Snapple Group, Inc.	8,673	333,737
General Mills, Inc.	23,718	899,149
H.J. Heinz Co.	12,744	670,844
Hormel Foods Corp.	5,507	152,048
Kellogg Co.	9,912	538,420
Kraft Foods, Inc., Class A	63,720	2,231,474
Lorillard, Inc.	5,664	631,083
McCormick & Co., Inc.	5,161	246,644
Molson Coors Brewing Co., Class B	6,393	279,694
Philip Morris International, Inc.	70,092	4,858,777
Reynolds American, Inc.	13,098	492,092
Smithfield Foods, Inc. *	6,247	136,934
The Coca-Cola Co.	83,721	5,898,145
The Hershey Co.	6,213	364,392
The J.M. Smucker Co.	4,633	333,993
Tyson Foods, Inc., Class A	11,758	205,412

		22,688,097

Health Care Equipment & Services 1.3%
Boston Scientific Corp. *	60,003	406,820
Cardinal Health, Inc.	13,806	586,755
CIGNA Corp.	10,620	496,379
Humana, Inc.	6,726	522,207
Omnicare, Inc.	4,779	141,984
WellPoint, Inc.	14,514	918,736

		3,072,881

Household & Personal Products 3.7%
Avon Products, Inc.	17,169	387,333
Kimberly-Clark Corp.	15,576	1,077,236
The Clorox Co.	5,354	373,174
The Procter & Gamble Co.	110,271	7,022,057

		8,859,800

Insurance 4.9%
ACE Ltd.	13,275	857,300
Aflac, Inc.	18,442	695,632
Allied World Assurance Co. Holdings AG	1,593	82,677
American Financial Group, Inc.	3,559	118,444
American International Group, Inc. *	16,815	425,924
Aon Corp.	11,869	554,638
Arch Capital Group Ltd. *	5,310	178,841
Assurant, Inc.	4,089	143,810
Assured Guaranty Ltd.	6,802	91,759
Axis Capital Holdings Ltd.	4,826	138,313
Cincinnati Financial Corp.	6,195	172,964
CNA Financial Corp.	1,098	26,802
Everest Re Group Ltd.	2,124	171,407
Fidelity National Financial, Inc., Class A	9,225	156,733
Genworth Financial, Inc., Class A *	19,136	132,230
HCC Insurance Holdings, Inc.	4,624	135,206
Lincoln National Corp.	12,567	260,765
Loews Corp.	14,012	527,131
Marsh & McLennan Cos., Inc.	21,771	647,034
MetLife, Inc.	32,391	1,088,338
Old Republic International Corp.	9,827	97,680
PartnerRe Ltd.	2,655	151,309
Principal Financial Group, Inc.	11,859	300,744
Prudential Financial, Inc.	18,939	950,927
Reinsurance Group of America, Inc.	3,009	160,590
RenaissanceRe Holdings Ltd.	2,124	139,271
The Allstate Corp.	19,647	515,341
The Chubb Corp.	11,505	712,045
The Hartford Financial Services Group, Inc.	17,409	333,208
The Travelers Cos., Inc.	16,461	830,622
Torchmark Corp.	4,779	182,606
Transatlantic Holdings, Inc.	2,301	116,500
Unum Group	12,417	292,296
Validus Holdings Ltd.	2,498	64,498
W.R. Berkley Corp.	5,133	158,558

60 See financial notes

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
XL Group plc	12,114	252,092

		11,864,235

Materials 2.9%
Air Products & Chemicals, Inc.	7,788	637,604
Ashland, Inc.	2,832	150,124
Bemis Co., Inc.	4,261	132,347
Celanese Corp., Series A	6,243	293,483
E.I. du Pont de Nemours & Co.	36,285	1,751,477
Eastman Chemical Co.	2,655	219,648
International Flavors & Fragrances, Inc.	3,186	184,852
International Paper Co.	15,768	428,101
MeadWestvaco Corp.	6,726	185,099
Owens-Illinois, Inc. *	6,438	121,936
PPG Industries, Inc.	6,195	474,475
Sealed Air Corp.	6,428	118,404
Sonoco Products Co.	3,897	123,106
The Dow Chemical Co.	46,197	1,314,305
The Valspar Corp.	3,363	108,591
Vulcan Materials Co. (a)	4,607	161,383
Walter Energy, Inc.	2,655	217,020
Weyerhaeuser Co.	21,240	382,957

		7,004,912

Media 2.9%
CBS Corp., Class B	24,957	625,173
Gannett Co., Inc.	9,648	111,434
News Corp., Class A	91,332	1,577,304
Omnicom Group, Inc.	10,993	445,766
The McGraw-Hill Cos., Inc.	12,213	514,289
The Walt Disney Co.	69,915	2,381,305
Time Warner, Inc.	43,542	1,378,540

		7,033,811

Pharmaceuticals, Biotechnology & Life Sciences 10.1%
Abbott Laboratories	60,534	3,178,640
Bristol-Myers Squibb Co.	67,614	2,011,517
Cephalon, Inc. *	3,009	242,646
Dendreon Corp. *	5,844	71,764
Eli Lilly & Co.	38,586	1,447,361
Forest Laboratories, Inc. *	11,388	389,925
Johnson & Johnson	107,793	7,092,780
Merck & Co., Inc.	120,891	4,003,910
Pfizer, Inc.	316,830	6,013,433

		24,451,976

Real Estate 2.4%
Annaly Capital Management, Inc.	35,931	651,429
Brookfield Office Properties, Inc.	10,380	174,176
Chimera Investment Corp.	39,163	118,664
Equity Residential	11,682	714,705
General Growth Properties, Inc.	15,285	208,487
HCP, Inc.	16,107	600,469
Health Care REIT, Inc.	7,080	360,797
Host Hotels & Resorts, Inc.	27,081	320,368
Kimco Realty Corp.	16,638	294,493
Liberty Property Trust	4,446	150,897
Piedmont Office Realty Trust, Inc., Class A	6,744	127,462
Plum Creek Timber Co., Inc.	6,195	235,224
ProLogis, Inc.	16,461	448,233
Rayonier, Inc.	4,779	200,431
Realty Income Corp.	4,779	165,736
Regency Centers Corp.	3,186	131,454
UDR, Inc.	7,611	203,290
Vornado Realty Trust	7,257	623,449

		5,729,764

Retailing 1.7%
Abercrombie & Fitch Co., Class A	3,545	225,498
American Eagle Outfitters, Inc.	7,440	82,361
AutoNation, Inc. *(a)	1,593	64,325
Genuine Parts Co.	6,206	341,454
J.C. Penney Co., Inc.	6,372	169,687
Limited Brands, Inc.	10,974	414,159
Macy’s, Inc.	16,815	436,349
The Gap, Inc.	13,164	217,469
The Home Depot, Inc.	62,835	2,097,432

		4,048,734

Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.	12,213	403,273
Applied Materials, Inc.	51,747	585,776
Intel Corp.	215,940	4,346,872
KLA-Tencor Corp.	6,760	247,957
Linear Technology Corp.	8,186	234,365
Maxim Integrated Products, Inc.	11,682	269,270
Microchip Technology, Inc.	7,257	238,175
National Semiconductor Corp.	9,648	240,235
Texas Instruments, Inc.	46,197	1,210,824

		7,776,747

Software & Services 0.3%
Computer Sciences Corp.	6,195	189,939
Lender Processing Services, Inc.	3,894	68,690
Paychex, Inc.	12,602	340,002
Synopsys, Inc. *	5,913	153,028

		751,659

Technology Hardware & Equipment 4.0%
Avnet, Inc. *	6,018	157,912
International Business Machines Corp.	47,967	8,246,007
Molex, Inc.	5,332	116,504
Motorola Solutions, Inc. *	11,505	484,246
SanDisk Corp. *	9,381	343,814
Xerox Corp.	54,008	448,266

		9,796,749

Telecommunication Services 5.2%
AT&T, Inc.	233,817	6,659,108
CenturyLink, Inc.	23,895	863,804
Frontier Communications Corp.	39,002	292,125
Sprint Nextel Corp. *	117,808	442,958
Telephone & Data Systems, Inc.	3,717	95,267
Verizon Communications, Inc.	111,156	4,020,512

See financial notes 61

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Windstream Corp.	20,178	256,261

		12,630,035

Transportation 0.5%
Norfolk Southern Corp.	13,988	946,708
United Continental Holdings, Inc. *	12,593	234,104

		1,180,812

Utilities 7.1%
AGL Resources, Inc.	3,186	131,964
Alliant Energy Corp.	4,444	180,293
Ameren Corp.	9,220	278,997
American Electric Power Co., Inc.	18,762	724,776
American Water Works Co., Inc.	7,080	210,842
Aqua America, Inc.	5,513	121,727
Atmos Energy Corp.	3,363	112,795
CenterPoint Energy, Inc.	15,791	315,978
CMS Energy Corp.	9,571	188,549
Consolidated Edison, Inc.	11,328	636,747
Constellation Energy Group, Inc.	6,903	265,697
Dominion Resources, Inc.	22,833	1,112,880
DPL, Inc.	4,810	143,915
DTE Energy Co.	6,566	331,977
Duke Energy Corp.	52,038	984,039
Edison International	11,859	441,036
Energen Corp.	3,022	148,380
Entergy Corp.	7,087	462,143
Exelon Corp.	25,851	1,114,695
FirstEnergy Corp.	16,461	728,399
Integrys Energy Group, Inc.	3,014	150,911
MDU Resources Group, Inc.	6,987	149,103
National Fuel Gas Co.	3,186	195,461
NextEra Energy, Inc.	16,461	933,668
NiSource, Inc.	10,523	224,771
Northeast Utilities	7,080	245,676
NSTAR	4,425	202,311
NV Energy, Inc.	9,465	141,218
OGE Energy Corp.	3,895	194,945
Pepco Holdings, Inc.	8,859	172,573
PG&E Corp.	15,576	659,644
Pinnacle West Capital Corp.	4,105	181,605
PPL Corp.	21,948	633,858
Progress Energy, Inc.	11,328	552,806
Public Service Enterprise Group, Inc.	20,005	682,771
Questar Corp.	6,970	130,618
SCANA Corp.	4,624	185,977
Sempra Energy	8,850	464,802
Southern Co.	32,922	1,361,654
TECO Energy, Inc.	8,142	148,999
UGI Corp.	4,602	136,956
Westar Energy, Inc.	4,248	113,209
Wisconsin Energy Corp.	9,266	293,176
Xcel Energy, Inc.	19,470	480,325

		17,272,866

Total Common Stock
(Cost $242,684,449)		240,880,739

Other Investment Company 0.1% of net assets

Money Fund 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	150,974	150,974

Total Other Investment Company
(Cost $150,974)		150,974

End of Investments

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Navigator Securities Lending Prime Portfolio	139,531	139,531

Total Collateral Invested for Securities on Loan
(Cost $139,531)		139,531

End of Collateral Invested for Securities on Loan

At 8/31/11, the tax basis cost of the fund’s investments was $242,972,077 and the unrealized appreciation and depreciation were $12,508,870 and ($14,449,234), respectively, with a net unrealized depreciation ($1,940,364).

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

62 See financial notes

 Schwab U.S. Large-Cap Value ETF

Statement of
Assets and Liabilities
As of August 31, 2011

Assets

Investments, at value including securities on loan of $136,459 (cost $242,835,423)		$241,031,713
Collateral invested for securities on loan		139,531
Receivables:
Investments sold		460,621
Dividends		797,679
Foreign tax reclaims		614
Income from securities on loan		498
Interest	+	16

Total assets		242,430,672

Liabilities

Collateral held for securities on loan		139,531
Payables:
Investments bought		294,760
Investment adviser fees	+	2,548

Total liabilities		436,839

Net Assets

Total assets		242,430,672
Total liabilities	−	436,839

Net assets		$241,993,833

Net Assets by Source
Capital received from investors		243,333,510
Net investment income not yet distributed		1,146,891
Net realized capital losses		(682,858)
Net unrealized capital losses		(1,803,710)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$241,993,833		8,850,001		$27.34

See financial notes 63

 Schwab U.S. Large-Cap Value ETF

Statement of
Operations
For September 1, 2010 through August 31, 2011

Investment Income

Dividends (net of foreign withholding tax of $1,048)		$4,902,875
Interest		461
Securities on loan	+	4,749

Total investment income		4,908,085

Expenses

Investment adviser fees		226,881

Total expenses	−	226,881

Net investment income		4,681,204

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(539,786)
Net realized gains on in-kind redemptions	+	1,139,645

Net realized gains		599,859
Net unrealized gains on investments	+	2,436,722

Net realized and unrealized gains		3,036,581

Net increase in net assets resulting from operations		$7,717,785

64 See financial notes

 Schwab U.S. Large-Cap Value ETF

Statements of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/10-8/31/11			12/9/09*-8/31/10
Net investment income		$4,681,204	$1,048,767
Net realized gains (losses)		599,859	(41,364)
Net unrealized gains (losses)	+	2,436,722	(4,240,432)

Net increase (decrease) in net assets resulting from operations		7,717,785	(3,233,029)

Distributions to Shareholders

Distributions from net investment income		($4,010,596)	($572,500)

Transactions in Fund Shares

		9/1/10-8/31/11		12/9/09*-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold		5,800,000	$165,268,749	3,500,001	$89,183,566
Shares Redeemed	+	(400,000)	(11,034,472)	(50,000)	(1,325,670)

Net transactions in fund shares		5,400,000	$154,234,277	3,450,001	$87,857,896

Shares Outstanding and Net Assets

		9/1/10-8/31/11		12/9/09*-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,450,001	$84,052,367	—	$—
Total increase	+	5,400,000	157,941,466	3,450,001	84,052,367

End of period		8,850,001	$241,993,833	3,450,001	$84,052,367

Net investment income not yet distributed			$1,146,891		$476,283

*	Commencement of operations.

See financial notes 65

Schwab U.S. Mid-Cap ETF™

Financial Statements

Financial Highlights

	1/12/11[1]–
	8/31/11

Per-Share Data ($)

Net asset value at beginning of period	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.18
Net realized and unrealized gains (losses)	(1.29)

Total from investment operations	(1.11)
Less distributions:
Distributions from net investment income	(0.14)

Net asset value at end of period	23.75

Total return (%)	(4.49)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	[3]
Gross operating expenses	0.13	[3]
Net investment income (loss)	1.18	[3]
Portfolio turnover rate[4]	9	[2]
Net assets, end of period ($ x 1,000)	79,550

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

66 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of August 31, 2011

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	89,705,463	79,402,117
0.1%		Other Investment Company	47,361	47,361

99.9%		Total Investments	89,752,824	79,449,478
0.3%		Collateral Invested for Securities on Loan	257,980	257,980
(0	.2)%	Other Assets and Liabilities, Net		(156,987)

100.0%		Net Assets		79,550,471

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.4%
Gentex Corp.	7,550	195,885
Lear Corp.	5,573	266,278
The Goodyear Tire & Rubber Co. *	12,674	157,918
TRW Automotive Holdings Corp. *	5,561	231,838
Visteon Corp. *	2,479	126,627
WABCO Holdings, Inc. *	3,570	166,541

		1,145,087

Banks 3.4%
Associated Banc-Corp	9,321	102,531
Bank of Hawaii Corp.	2,501	103,967
BankUnited, Inc.	2,050	48,073
BOK Financial Corp.	1,412	69,470
Capitol Federal Financial, Inc.	8,876	95,239
City National Corp.	2,613	117,298
Commerce Bancshares, Inc.	4,094	162,000
Cullen/Frost Bankers, Inc.	3,100	158,069
East West Bancorp, Inc.	7,795	130,099
First Citizens BancShares, Inc., Class A	335	53,265
First Horizon National Corp.	13,802	97,166
First Niagara Financial Group, Inc.	16,415	176,625
First Republic Bank *	4,106	104,703
FirstMerit Corp.	5,666	70,598
Fulton Financial Corp.	10,461	95,927
Huntington Bancshares, Inc.	45,895	230,852
People’s United Financial, Inc.	18,929	222,416
Popular, Inc. *	54,013	112,347
Prosperity Bancshares, Inc.	2,454	92,884
TCF Financial Corp.	7,878	82,246
TFS Financial Corp. *	5,165	45,762
Valley National Bancorp	9,014	107,176
Washington Federal, Inc.	5,929	89,113
Zions Bancorp	9,715	169,430

		2,737,256

Capital Goods 9.2%
Acuity Brands, Inc.	2,332	107,365
Aecom Technology Corp. *	5,446	123,733
AGCO Corp. *	5,092	218,141
Air Lease Corp. *	1,407	32,094
Alliant Techsystems, Inc.	1,677	106,439
AMETEK, Inc.	8,576	335,150
Armstrong World Industries, Inc.	1,005	40,471
BE Aerospace, Inc. *	5,159	179,688
Brady Corp., Class A	2,479	68,173
Carlisle Cos., Inc.	3,220	126,256
CLARCOR, Inc.	2,646	123,145
Crane Co.	2,747	116,061
Donaldson Co., Inc.	3,760	221,765
EMCOR Group, Inc. *	3,492	80,002
Foster Wheeler AG *	6,593	161,858
Gardner Denver, Inc.	2,814	221,715
Graco, Inc.	3,169	125,112
Harsco Corp.	4,311	98,549
Hubbell, Inc., Class B	2,957	174,847
IDEX Corp.	4,355	161,919
KBR, Inc.	8,107	243,615
Kennametal, Inc.	4,422	162,995
Lennox International, Inc.	2,698	84,232
Lincoln Electric Holdings, Inc.	4,431	150,787
Masco Corp.	18,973	168,291
McDermott International, Inc. *	12,330	177,429
MSC Industrial Direct Co., Class A	2,347	144,739
Navistar International Corp. *	3,846	159,224
Nordson Corp.	3,350	147,065
Oshkosh Corp. *	4,770	94,064
Owens Corning, Inc. *	6,209	180,434
Pall Corp.	6,231	318,591
Pentair, Inc.	5,176	177,640
Quanta Services, Inc. *	11,323	217,288
Regal-Beloit Corp.	2,024	118,991
Seaboard Corp.	20	46,180
Snap-On, Inc.	3,136	165,926
Spirit AeroSystems Holdings, Inc., Class A *	6,202	104,070
SPX Corp.	2,693	153,205
Terex Corp. *	5,829	94,022
Textron, Inc.	14,740	248,664
The Babcock & Wilcox Co. *	6,231	143,500
The Shaw Group, Inc. *	4,269	99,510
The Timken Co.	4,156	163,539
Thomas & Betts Corp. *	2,765	120,775
TransDigm Group, Inc. *	2,412	221,566
URS Corp. *	4,221	148,030
Wabtec Corp.	2,613	159,106
Woodward, Inc.	3,149	102,091

		7,338,052

Commercial & Professional Services 4.1%
Avery Dennison Corp.	5,650	164,471
Cintas Corp.	6,700	214,266

See financial notes 67

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Clean Harbors, Inc. *	2,424	130,581
Copart, Inc. *	3,350	144,184
Corrections Corp. of America *	5,896	133,780
Covanta Holding Corp.	6,506	106,829
Equifax, Inc.	6,509	210,436
IHS, Inc., Class A *	2,546	197,544
Iron Mountain, Inc.	9,737	316,842
KAR Auction Services, Inc. *	1,274	18,690
Manpower, Inc.	4,355	175,419
Pitney Bowes, Inc.	9,983	202,755
Quad Graphics, Inc.	1,412	29,285
R.R. Donnelley & Sons Co.	10,809	164,837
Robert Half International, Inc.	7,785	186,217
Rollins, Inc.	4,094	85,606
The Dun & Bradstreet Corp.	2,623	175,452
Towers Watson & Co., Class A	2,948	173,903
Verisk Analytics, Inc., Class A *	6,312	219,910
Waste Connections, Inc.	5,984	206,987

		3,257,994

Consumer Durables & Apparel 3.6%
D.R. Horton, Inc.	14,635	153,960
Deckers Outdoor Corp. *	2,029	180,500
Fossil, Inc. *	2,414	233,217
Hanesbrands, Inc. *	5,101	145,685
Harman International Industries, Inc.	3,647	131,985
Jarden Corp.	4,848	140,786
Leggett & Platt, Inc.	7,529	167,069
Lennar Corp., Class A	8,510	125,097
Mohawk Industries, Inc. *	2,950	146,172
Newell Rubbermaid, Inc.	15,490	214,382
NVR, Inc. *	335	213,227
PulteGroup, Inc. *	17,709	85,003
PVH Corp.	3,285	218,978
Tempur-Pedic International, Inc. *	3,643	212,168
Toll Brothers, Inc. *	7,801	134,099
Tupperware Brands Corp.	3,350	222,775
Under Armour, Inc., Class A *	2,012	142,570

		2,867,673

Consumer Services 3.1%
Bally Technologies, Inc. *	2,825	88,648
Brinker International, Inc.	4,703	106,194
Career Education Corp. *	3,473	58,937
Choice Hotels International, Inc.	1,757	54,608
DeVry, Inc.	3,157	139,476
Dunkin’ Brands Group, Inc. *(a)	1,104	29,079
Education Management Corp. *(a)	2,086	32,813
H&R Block, Inc.	16,281	246,169
International Game Technology	15,879	242,313
ITT Educational Services, Inc. *(a)	1,541	111,199
MGM Resorts International *	17,152	189,873
Panera Bread Co., Class A *	1,608	185,161
Penn National Gaming, Inc. *	3,618	144,033
Service Corp. International	12,551	128,271
Sotheby’s	3,554	132,244
Strayer Education, Inc.	670	63,415
The Wendy’s Co.	17,429	84,879
Weight Watchers International, Inc.	1,675	101,371
WMS Industries, Inc. *	3,100	67,642
Wyndham Worldwide Corp.	9,045	293,782

		2,500,107

Diversified Financials 2.5%
Affiliated Managers Group, Inc. *	2,747	239,429
CBOE Holdings, Inc.	2,736	69,084
E*TRADE Financial Corp. *	13,675	169,023
Eaton Vance Corp.	6,245	152,440
Federated Investors, Inc., Class B (a)	5,494	97,299
Green Dot Corp., Class A *	557	18,214
Greenhill & Co., Inc.	1,550	55,072
Jefferies Group, Inc.	7,579	124,371
Legg Mason, Inc.	7,510	213,810
LPL Investment Holdings, Inc. *	828	24,095
MSCI, Inc., Class A *	6,432	222,354
Raymond James Financial, Inc.	5,378	151,014
SEI Investments Co.	8,054	137,804
The NASDAQ OMX Group, Inc. *	7,254	171,847
Waddell & Reed Financial, Inc., Class A	4,623	144,330

		1,990,186

Energy 6.3%
Arch Coal, Inc.	11,106	225,563
Brigham Exploration Co. *	6,298	183,272
Cabot Oil & Gas Corp.	5,561	421,857
Cobalt International Energy, Inc. *	8,029	77,640
Dresser-Rand Group, Inc. *	4,355	184,870
Dril-Quip, Inc. *	1,617	104,620
EXCO Resources, Inc.	9,003	120,460
Forest Oil Corp. *	6,097	118,709
Helmerich & Payne, Inc.	5,159	294,166
HollyFrontier Corp.	5,561	399,057
Oasis Petroleum, Inc. *	2,221	59,079
Oceaneering International, Inc.	5,829	248,840
Oil States International, Inc. *	2,747	181,522
Patterson-UTI Energy, Inc.	8,308	203,048
Plains Exploration & Production Co. *	7,437	218,722
Quicksilver Resources, Inc. *	6,321	60,239
Rowan Cos., Inc. *	6,767	244,086
SandRidge Energy, Inc. *	20,310	149,075
SEACOR Holdings, Inc.	1,140	101,164
SM Energy Co.	3,417	261,400
Southern Union Co.	6,231	260,954
Sunoco, Inc.	6,367	242,837
Superior Energy Services, Inc. *	4,221	149,086
Teekay Corp.	2,200	59,774
Tesoro Corp. *	7,556	181,797
Tidewater, Inc.	2,708	145,149
Unit Corp. *	2,613	124,614

		5,021,600

Food & Staples Retailing 0.2%
BJ’s Wholesale Club, Inc. *	2,832	143,922

Food, Beverage & Tobacco 2.6%
Constellation Brands, Inc., Class A *	9,933	196,375
Corn Products International, Inc.	4,020	187,975
Dean Foods Co. *	9,479	81,899
Flowers Foods, Inc.	7,270	138,494

68 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Green Mountain Coffee Roasters, Inc. *	6,365	666,670
Hansen Natural Corp. *	3,754	320,291
Ralcorp Holdings, Inc. *	2,948	255,208
Smithfield Foods, Inc. *	8,140	178,429

		2,025,341

Health Care Equipment & Services 5.1%
Alere, Inc. *	4,432	110,667
Allscripts Healthcare Solutions, Inc. *	9,816	176,246
AMERIGROUP Corp. *	2,616	129,414
Brookdale Senior Living, Inc. *	5,317	85,657
Community Health Systems, Inc. *	5,010	102,004
Coventry Health Care, Inc. *	7,906	259,949
DENTSPLY International, Inc.	7,638	268,858
Gen-Probe, Inc. *	2,564	153,763
Health Net, Inc. *	5,120	126,413
Hill-Rom Holdings, Inc.	3,303	100,081
Hologic, Inc. *	13,802	229,665
IDEXX Laboratories, Inc. *	3,082	245,882
Kinetic Concepts, Inc. *	3,419	230,919
LifePoint Hospitals, Inc. *	2,766	101,512
Lincare Holdings, Inc.	4,985	107,327
MEDNAX, Inc. *	2,613	170,655
Omnicare, Inc.	6,121	181,855
Owens & Minor, Inc.	3,417	100,596
Patterson Cos., Inc.	5,381	157,233
Quality Systems, Inc.	1,007	92,664
ResMed, Inc. *	8,174	253,149
STERIS Corp.	2,839	91,359
Teleflex, Inc.	2,144	123,323
Tenet Healthcare Corp. *	25,339	133,790
Universal Health Services, Inc., Class B	4,891	203,466
VCA Antech, Inc. *	4,520	83,665

		4,020,112

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	7,638	332,558
Energizer Holdings, Inc. *	3,687	278,295
Herbalife Ltd.	6,300	351,540

		962,393

Insurance 5.4%
Alleghany Corp. *	469	140,212
Allied World Assurance Co. Holdings AG	2,080	107,952
American Financial Group, Inc.	4,845	161,242
American National Insurance Co.	751	56,295
Arch Capital Group Ltd. *	7,102	239,195
Arthur J. Gallagher & Co.	5,843	164,831
Aspen Insurance Holdings Ltd.	3,429	82,330
Assurant, Inc.	5,159	181,442
Assured Guaranty Ltd.	8,929	120,452
Axis Capital Holdings Ltd.	6,846	196,206
Brown & Brown, Inc.	6,054	127,195
Endurance Specialty Holdings Ltd.	2,119	76,623
Erie Indemnity Co., Class A	1,486	109,266
Everest Re Group Ltd.	2,814	227,090
Fidelity National Financial, Inc., Class A	11,766	199,904
Hanover Insurance Group, Inc.	2,363	83,934
HCC Insurance Holdings, Inc.	6,053	176,990
Markel Corp. *	536	211,173
Mercury General Corp.	1,375	54,326
Old Republic International Corp.	12,998	129,200
ProAssurance Corp. *	1,608	116,677
Reinsurance Group of America, Inc.	3,940	210,278
RenaissanceRe Holdings Ltd.	2,814	184,514
StanCorp Financial Group, Inc.	2,376	72,587
Torchmark Corp.	6,231	238,087
Transatlantic Holdings, Inc.	3,288	166,471
Validus Holdings Ltd.	3,763	97,161
W.R. Berkley Corp.	6,633	204,893
White Mountains Insurance Group Ltd.	335	134,000

		4,270,526

Materials 8.6%
AbitibiBowater, Inc. *	3,903	66,312
Airgas, Inc.	3,886	252,124
Albemarle Corp.	4,891	248,023
Allegheny Technologies, Inc.	4,677	234,411
Allied Nevada Gold Corp. *	4,355	180,863
AptarGroup, Inc.	3,350	169,108
Ashland, Inc.	3,821	202,551
Bemis Co., Inc.	5,700	177,042
Celanese Corp., Series A	8,375	393,709
Coeur d’Alene Mines Corp. *	4,638	131,951
Commercial Metals Co.	6,232	73,226
Compass Minerals International, Inc.	1,809	136,778
Cytec Industries, Inc.	2,560	116,224
Domtar Corp.	2,213	177,748
Eastman Chemical Co.	3,551	293,774
Greif, Inc., Class A	1,876	104,793
Huntsman Corp.	10,139	132,922
International Flavors & Fragrances, Inc.	4,288	248,790
Intrepid Potash, Inc. *	2,309	79,014
Martin Marietta Materials, Inc.	2,414	170,984
MeadWestvaco Corp.	8,978	247,075
Molycorp, Inc. *	2,948	166,621
Nalco Holding Co.	7,303	270,284
Owens-Illinois, Inc. *	8,712	165,005
Packaging Corp. of America	5,431	137,676
Reliance Steel & Aluminum Co.	4,020	166,589
Rock-Tenn Co., Class A	3,685	197,774
Rockwood Holdings, Inc. *	3,685	187,935
Royal Gold, Inc.	2,888	221,452
RPM International, Inc.	6,769	141,066
Sealed Air Corp.	8,509	156,736
Silgan Holdings, Inc.	2,436	92,397
Sonoco Products Co.	5,427	171,439
Steel Dynamics, Inc.	11,591	147,553
Temple-Inland, Inc.	5,545	134,189
The Scotts Miracle-Gro Co., Class A	2,412	117,127
The Valspar Corp.	4,761	153,733
Titanium Metals Corp.	4,502	72,167
Walter Energy, Inc.	3,484	284,782
Westlake Chemical Corp.	1,013	46,547

		6,868,494

Media 2.4%
Charter Communications, Inc., Class A *	2,144	106,943

See financial notes 69

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Clear Channel Outdoor Holdings, Inc., Class A *	2,102	24,068
DreamWorks Animation SKG, Inc., Class A *	3,369	71,153
Gannett Co., Inc.	12,797	147,805
John Wiley & Sons, Inc., Class A	2,750	134,173
Lamar Advertising Co., Class A *	3,090	64,612
Liberty Media - Starz, Series A *	2,747	189,186
Liberty Media Corp. - Capital, Series A *	4,020	286,666
Morningstar, Inc.	1,356	80,899
Pandora Media, Inc. *(a)	804	10,613
Regal Entertainment Group, Class A (a)	4,305	56,266
Sirius XM Radio, Inc. *	208,571	375,428
The Interpublic Group of Cos., Inc.	25,929	223,767
The Washington Post Co., Class B	271	96,411

		1,867,990

Pharmaceuticals, Biotechnology & Life Sciences 3.9%
Amylin Pharmaceuticals, Inc. *	6,848	77,451
Bio-Rad Laboratories, Inc., Class A *	1,020	102,347
BioMarin Pharmaceutical, Inc. *	5,877	173,871
Bruker Corp. *	3,842	54,672
Cephalon, Inc. *	3,953	318,770
Charles River Laboratories International, Inc. *	2,701	89,457
Covance, Inc. *	3,283	162,705
Dendreon Corp. *	7,709	94,667
Endo Pharmaceuticals Holdings, Inc. *	5,561	177,452
Human Genome Sciences, Inc. *	10,050	129,343
Mettler-Toledo International, Inc. *	1,742	277,448
Onyx Pharmaceuticals, Inc. *	3,291	111,993
PerkinElmer, Inc.	5,982	136,808
Perrigo Co.	4,489	425,288
Pharmaceutical Product Development, Inc.	5,563	175,123
Regeneron Pharmaceuticals, Inc. *	3,822	225,613
Salix Pharmaceuticals Ltd. *	2,814	85,686
Techne Corp.	1,955	141,679
United Therapeutics Corp. *	2,703	116,634

		3,077,007

Real Estate 8.3%
Alexandria Real Estate Equities, Inc.	3,222	234,594
Apartment Investment & Management Co., Class A	6,283	166,939
BRE Properties, Inc.	3,886	195,310
Camden Property Trust	3,708	247,769
Chimera Investment Corp.	54,229	164,314
Corporate Office Properties Trust	3,625	97,114
Developers Diversified Realty Corp.	12,082	149,696
Digital Realty Trust, Inc.	5,042	301,260
Douglas Emmett, Inc.	6,528	117,765
Duke Realty Corp.	13,293	157,788
Essex Property Trust, Inc.	1,744	250,351
Federal Realty Investment Trust	3,288	297,728
Highwoods Properties, Inc.	3,777	123,735
Hospitality Properties Trust	6,633	155,743
Jones Lang LaSalle, Inc.	2,345	156,904
Liberty Property Trust	6,097	206,932
Mack-Cali Realty Corp.	4,690	146,094
MFA Financial, Inc.	18,188	136,228
National Retail Properties, Inc.	4,478	122,070
OMEGA Healthcare Investors, Inc.	5,427	98,500
Piedmont Office Realty Trust, Inc., Class A	9,116	172,292
ProLogis, Inc.	22,579	614,826
Rayonier, Inc.	6,438	270,010
Realty Income Corp.	6,602	228,957
Regency Centers Corp.	4,422	182,452
Senior Housing Properties Trust	7,466	177,616
SL Green Realty Corp.	4,355	314,605
Taubman Centers, Inc.	3,015	173,754
The Macerich Co.	6,901	338,425
The St. Joe Co. *(a)	4,847	89,379
UDR, Inc.	10,053	268,516
Washington Real Estate Investment Trust	3,514	108,723
Weingarten Realty Investors	6,306	153,677

		6,620,066

Retailing 3.8%
Aaron’s, Inc.	3,848	102,511
Abercrombie & Fitch Co., Class A	4,691	298,394
Advance Auto Parts, Inc.	4,208	255,510
Aeropostale, Inc. *	4,233	47,325
American Eagle Outfitters, Inc.	10,324	114,287
AutoNation, Inc. *(a)	2,424	97,881
Big Lots, Inc. *	3,973	134,685
Chico’s FAS, Inc.	9,467	131,780
Dick’s Sporting Goods, Inc. *	4,594	161,387
Foot Locker, Inc.	8,179	170,696
GameStop Corp., Class A *	7,504	179,571
Guess?, Inc.	3,379	115,258
HomeAway, Inc. *	469	19,623
LKQ Corp. *	7,715	197,504
PetSmart, Inc.	6,097	257,171
Signet Jewelers Ltd. *	4,497	175,113
Tractor Supply Co.	3,886	238,484
Urban Outfitters, Inc. *	6,865	179,691
Williams-Sonoma, Inc.	4,971	164,590

		3,041,461

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc. *	30,284	206,840
Atmel Corp. *	22,780	207,526
Cypress Semiconductor Corp. *	8,978	142,212
Lam Research Corp. *	6,633	246,482
LSI Corp. *	32,565	221,768
MEMC Electronic Materials, Inc. *	12,328	86,049
National Semiconductor Corp.	12,797	318,645
Novellus Systems, Inc. *	4,704	131,571
ON Semiconductor Corp. *	23,526	171,034
Rambus, Inc. *	5,115	59,385
Silicon Laboratories, Inc. *	2,365	81,758
Skyworks Solutions, Inc. *	9,916	204,567
Teradyne, Inc. *	9,518	115,168
Varian Semiconductor Equipment Associates, Inc. *	3,875	237,479

		2,430,484

70 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Software & Services 6.5%
Alliance Data Systems Corp. *	2,747	256,597
ANSYS, Inc. *	4,958	267,633
AOL, Inc. *	5,583	86,983
Booz Allen Hamilton Holding Corp. *	828	13,281
Broadridge Financial Solutions, Inc.	6,635	138,141
Cadence Design Systems, Inc. *	14,244	131,615
Compuware Corp. *	11,503	97,315
Concur Technologies, Inc. *	2,480	103,714
CoreLogic, Inc. *	5,861	66,933
DST Systems, Inc.	1,951	91,541
Equinix, Inc. *	2,479	233,125
FactSet Research Systems, Inc.	2,278	200,236
FleetCor Technologies, Inc. *	690	19,603
Fortinet, Inc. *	4,966	95,000
Gartner, Inc. *	4,426	157,654
Genpact Ltd. *	5,561	92,146
Global Payments, Inc.	4,288	196,519
IAC/InterActiveCorp *	4,646	183,656
Informatica Corp. *	5,631	235,263
Jack Henry & Associates, Inc.	4,535	132,603
Lender Processing Services, Inc.	4,531	79,927
MICROS Systems, Inc., Class A *	4,355	207,559
NeuStar, Inc., Class A *	3,909	97,725
Nuance Communications, Inc. *	12,127	225,077
Parametric Technology Corp. *	6,298	113,364
Quest Software, Inc. *	3,339	57,531
Rackspace Hosting, Inc. *	5,698	208,319
Rovi Corp. *	5,969	291,824
Solera Holdings, Inc.	3,752	220,055
Synopsys, Inc. *	8,040	208,075
TIBCO Software, Inc. *	8,911	199,428
Total System Services, Inc.	10,258	186,183
VeriFone Systems, Inc. *	5,271	185,645
WebMD Health Corp. *	3,151	111,356

		5,191,626

Technology Hardware & Equipment 4.1%
Acme Packet, Inc. *	3,174	149,464
Anixter International, Inc.	1,549	91,406
Arrow Electronics, Inc. *	6,231	194,407
Avnet, Inc. *	8,107	212,728
AVX Corp.	2,824	36,994
Brocade Communications Systems, Inc. *	23,525	91,042
Diebold, Inc.	3,502	100,297
EchoStar Corp., Class A *	2,211	53,838
Finisar Corp. *	4,764	87,943
FLIR Systems, Inc.	8,442	218,395
Ingram Micro, Inc., Class A *	8,260	147,358
Itron, Inc. *	2,211	88,042
Jabil Circuit, Inc.	10,592	178,475
JDS Uniphase Corp. *	11,795	152,981
Lexmark International, Inc., Class A *	4,115	131,515
Molex, Inc.	6,916	151,115
National Instruments Corp.	4,943	125,701
NCR Corp. *	8,413	144,956
Polycom, Inc. *	9,367	222,935
QLogic Corp. *	5,564	77,729
Riverbed Technology, Inc. *	7,839	194,250
Tellabs, Inc.	17,836	72,771
Trimble Navigation Ltd. *	6,486	240,890
Zebra Technologies Corp., Class A *	2,948	105,922

		3,271,154

Telecommunication Services 1.1%
Clearwire Corp., Class A *(a)	5,310	17,045
Level 3 Communications, Inc. *	91,187	164,137
MetroPCS Communications, Inc. *	13,450	150,102
SBA Communications Corp., Class A *	6,164	232,937
Telephone & Data Systems, Inc.	4,903	125,664
tw telecom, Inc. *	8,110	156,442
United States Cellular Corp. *	789	34,116

		880,443

Transportation 1.9%
AMR Corp. *	17,634	63,835
Hertz Global Holdings, Inc. *	12,462	139,575
J.B. Hunt Transport Services, Inc.	5,336	214,454
Kansas City Southern *	5,896	319,327
Kirby Corp. *	2,890	159,066
Landstar System, Inc.	2,513	101,751
Ryder System, Inc.	2,749	129,423
United Continental Holdings, Inc. *	17,621	327,574
UTI Worldwide, Inc.	5,337	72,290

		1,527,295

Utilities 8.0%
AGL Resources, Inc.	4,105	170,029
Alliant Energy Corp.	5,896	239,201
American Water Works Co., Inc.	9,313	277,341
Aqua America, Inc.	7,203	159,042
Atmos Energy Corp.	4,760	159,650
Cleco Corp.	3,176	112,843
CMS Energy Corp.	13,342	262,838
DPL, Inc.	6,175	184,756
Energen Corp.	3,821	187,611
GenOn Energy, Inc. *	40,234	122,311
Great Plains Energy, Inc.	7,158	139,939
Hawaiian Electric Industries, Inc.	5,092	122,310
IDACORP, Inc.	2,571	98,212
Integrys Energy Group, Inc.	4,221	211,346
ITC Holdings Corp.	2,747	207,838
MDU Resources Group, Inc.	9,144	195,133
National Fuel Gas Co.	4,154	254,848
Nicor, Inc.	2,412	134,107
NiSource, Inc.	14,807	316,278
NRG Energy, Inc. *	12,864	301,532
NSTAR	5,561	254,249
NV Energy, Inc.	12,337	184,068
OGE Energy Corp.	5,226	261,561
Pepco Holdings, Inc.	11,993	233,624
Piedmont Natural Gas Co., Inc.	3,796	117,296
Pinnacle West Capital Corp.	5,829	257,875
Questar Corp.	9,447	177,037
SCANA Corp.	6,164	247,916
TECO Energy, Inc.	10,654	194,968
UGI Corp.	5,832	173,560
Vectren Corp.	4,293	117,500

See financial notes 71

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Westar Energy, Inc.	6,007	160,087
WGL Holdings, Inc.	2,634	108,942

		6,345,848

Total Common Stock
(Cost $89,705,463)		79,402,117

Other Investment Company 0.1% of net assets

Money Fund 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	47,361	47,361

Total Other Investment Company
(Cost $47,361)		47,361

End of Investments

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Navigator Securities Lending Prime Portfolio	257,980	257,980

Total Collateral Invested for Securities on Loan
(Cost $257,980)		257,980

End of Collateral Invested for Securities on Loan

At 8/31/11, the tax basis cost of the fund’s investments was $89,797,394 and the unrealized appreciation and depreciation were $1,192,925 and ($11,540,841), respectively, with a net unrealized depreciation of ($10,347,916).

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

72 See financial notes

 Schwab U.S. Mid-Cap ETF

Statement of
Assets and Liabilities
As of August 31, 2011

Assets

Investments, at value including securities on loan of $250,721 (cost $89,752,824)		$79,449,478
Collateral invested for securities on loan		257,980
Receivables:
Fund shares sold		4,707,873
Dividends		79,658
Income from securities on loan		1,427
Interest	+	4

Total assets		84,496,420

Liabilities

Collateral held for securities on loan		257,980
Payables:
Investments bought		4,687,168
Investment adviser fees	+	801

Total liabilities		4,945,949

Net Assets

Total assets		84,496,420
Total liabilities	−	4,945,949

Net assets		$79,550,471

Net Assets by Source
Capital received from investors		89,995,042
Net investment income not yet distributed		122,040
Net realized capital losses		(263,265)
Net unrealized capital losses		(10,303,346)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$79,550,471		3,350,001		$23.75

See financial notes 73

 Schwab U.S. Mid-Cap ETF

Statement of
Operations
January 12, 2011* through August 31, 2011

Investment Income

Dividends		$488,901
Interest		93
Securities on loan	+	9,253

Total investment income		498,247

Expenses

Investment adviser fees		49,357

Total expenses	−	49,357

Net investment income		448,890

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(271,951)
Net realized gains on in-kind redemptions	+	745,824

Net realized gains		473,873
Net unrealized losses on investments	+	(10,303,346)

Net realized and unrealized losses		(9,829,473)

Net decrease in net assets resulting from operations		($9,380,583)

*	Commencement of operations.

74 See financial notes

 Schwab U.S. Mid-Cap ETF

Statements of
Changes in Net Assets
For the current period only, because the fund commenced operations on
January 12, 2011, it has no prior report period

Operations

1/12/11*-8/31/11
Net investment income		$448,890
Net realized gains		473,873
Net unrealized losses	+	(10,303,346)

Net decrease in net assets resulting from operations		(9,380,583)

Distributions to Shareholders

Distributions from net investment income		($326,850)

Transactions in Fund Shares

		1/12/11*-8/31/11
		SHARES	VALUE
Shares Sold		4,750,001	$123,751,580
Shares Redeemed	+	(1,400,000)	(34,493,676)

Net transactions in fund shares		3,350,001	$89,257,904

Shares Outstanding and Net Assets

		1/12/11*-8/31/11
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	3,350,001	79,550,471

End of period		3,350,001	$79,550,471

Net investment income not yet distributed			$122,040

*	Commencement of operations.

See financial notes 75

Schwab U.S. Small-Cap ETF™

Financial Statements

Financial Highlights

	9/1/10–	10/30/09[1]–
	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	26.48	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.39	0.23
Net realized and unrealized gains (losses)	5.86	1.45	[2]

Total from investment operations	6.25	1.68
Less distributions:
Distributions from net investment income	(0.39)	(0.20)

Net asset value at end of period	32.34	26.48

Total return (%)	23.55	6.67	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	0.14	[4,5]
Gross operating expenses	0.13	0.14	[4]
Net investment income (loss)	1.17	1.05	[4]
Portfolio turnover rate[6]	11	8	[3]
Net assets, end of period ($ x 1,000)	462,523	193,310

1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 Effective June 14, 2010, the annual operating expense was reduced. The ratio presented for period ended 8/31/10 is a blended rate.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

76 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings as of August 31, 2011

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	473,326,273	461,135,840
0.1%		Other Investment Company	375,606	375,606
0.0%		Rights	—	—

99.8%		Total Investments	473,701,879	461,511,446
1.4%		Collateral Invested for Securities on Loan	6,301,754	6,301,754
(1	.2)%	Other Assets and Liabilities, Net		(5,290,272)

100.0%		Net Assets		462,522,928

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.9%
American Axle & Manufacturing Holdings, Inc. *	19,204	179,557
Cooper Tire & Rubber Co.	18,894	229,184
Dana Holding Corp. *	44,616	568,854
Dorman Products, Inc. *	4,030	130,371
Drew Industries, Inc.	5,809	115,657
Exide Technologies *	22,138	124,858
Federal-Mogul Corp. *	7,895	140,215
Fuel Systems Solutions, Inc. *	4,834	102,142
Modine Manufacturing Co. *	14,278	164,483
Quantum Fuel Systems Technologies Worldwide, Inc. *(a)	142	470
Superior Industries International, Inc.	7,171	123,485
Tenneco, Inc. *	18,590	609,938
Tesla Motors, Inc. *(a)	13,156	325,479
Thor Industries, Inc.	11,755	261,314
Tower International, Inc. *	1,937	27,002
WABCO Holdings, Inc. *	20,882	974,145
Winnebago Industries, Inc. *	8,768	68,829

		4,145,983

Banks 6.0%
1st Source Corp.	4,060	92,365
Arrow Financial Corp.	3,614	85,688
Associated Banc-Corp	52,655	579,205
Astoria Financial Corp.	27,251	278,233
BancFirst Corp.	2,288	81,727
BancorpSouth, Inc.	24,045	271,468
Bank Mutual Corp.	14,014	44,565
Bank of Hawaii Corp.	14,586	606,340
Bank of the Ozarks, Inc.	8,254	187,531
BankFinancial Corp.	5,189	40,111
BankUnited, Inc.	12,042	282,385
Beneficial Mutual Bancorp, Inc. *	11,263	88,302
Berkshire Hills Bancorp, Inc.	6,292	135,530
Boston Private Financial Holdings, Inc.	22,670	141,234
Brookline Bancorp, Inc.	18,093	152,343
Camden National Corp.	2,171	61,049
Capital City Bank Group, Inc. (a)	4,043	41,117
CapitalSource, Inc.	91,520	581,152
Capitol Federal Financial, Inc.	51,838	556,222
Cardinal Financial Corp.	8,430	82,783
Cathay General Bancorp	24,251	310,898
Centerstate Banks, Inc.	7,078	42,185
Chemical Financial Corp.	7,702	133,168
Citizens Republic Bancorp, Inc. *	11,295	89,343
City Holding Co.	4,876	148,084
Clifton Savings Bancorp, Inc.	3,410	34,134
CoBiz Financial, Inc.	9,661	55,164
Columbia Banking System, Inc.	12,396	202,675
Community Bank System, Inc.	11,337	283,765
Community Trust Bancorp, Inc.	4,188	105,747
CVB Financial Corp.	28,053	244,622
CYS Investments, Inc.	25,190	336,286
Dime Community Bancshares	9,455	114,027
Doral Financial Corp. *	36,334	59,224
East West Bancorp, Inc.	45,083	752,435
ESSA Bancorp, Inc.	3,220	36,450
F.N.B. Corp.	34,121	306,065
First Bancorp	4,695	45,776
First Busey Corp.	22,972	111,874
First Citizens BancShares, Inc., Class A	2,002	318,318
First Commonwealth Financial Corp.	28,664	128,988
First Community Bancshares, Inc.	4,401	52,284
First Financial Bancorp	17,870	285,384
First Financial Bankshares, Inc. (a)	14,475	428,605
First Financial Corp.	3,321	102,619
First Financial Holdings, Inc.	4,503	28,369
First Interstate BancSystem, Inc.	4,630	56,440
First Merchants Corp.	8,008	60,781
First Midwest Bancorp, Inc.	22,710	199,394
First Niagara Financial Group, Inc.	94,666	1,018,606
FirstMerit Corp.	33,295	414,856
Flagstar Bancorp, Inc. *	53,146	32,419
Flushing Financial Corp.	10,010	114,915
Fulton Financial Corp.	59,978	549,998
Glacier Bancorp, Inc.	22,259	256,201
Great Southern Bancorp, Inc.	2,817	49,720
Hampton Roads Bankshares, Inc. *(a)	7,752	60,931
Hancock Holding Co.	23,765	742,181
Heartland Financial USA, Inc.	4,588	69,004
Home Bancshares, Inc.	7,747	181,900
Hudson Valley Holding Corp.	4,308	83,575
IBERIABANK Corp.	8,110	390,415
Independent Bank Corp.	6,386	152,306
International Bancshares Corp.	17,845	279,274
Investors Bancorp, Inc. *	14,466	208,093
Kearny Financial Corp.	5,686	49,696
Lakeland Financial Corp.	4,589	99,948
MB Financial, Inc.	15,974	260,376

See financial notes 77

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Meridian Interstate Bancorp, Inc. *	3,410	43,443
MGIC Investment Corp. *	56,711	147,449
Nara Bancorp, Inc. *	10,479	74,401
National Penn Bancshares, Inc.	38,750	280,938
NBT Bancorp, Inc.	10,584	215,067
Northfield Bancorp, Inc. (a)	5,961	80,414
Northwest Bancshares, Inc.	13,670	162,946
Ocwen Financial Corp. *	22,266	307,271
Old National Bancorp	28,929	283,793
Oriental Financial Group, Inc.	13,466	148,934
Oritani Financial Corp.	5,480	72,062
Orrstown Financial Services, Inc.	2,187	31,274
Pacific Capital Bancorp NA *(a)	1,647	45,078
PacWest Bancorp	9,699	155,669
Park National Corp. (a)	4,050	222,750
Pinnacle Financial Partners, Inc. *	10,669	135,283
Popular, Inc. *	311,627	648,184
PrivateBancorp, Inc.	18,632	165,452
Prosperity Bancshares, Inc.	14,586	552,080
Provident Financial Services, Inc.	17,494	219,725
Provident New York Bancorp	11,094	71,445
Radian Group, Inc.	38,335	127,656
Renasant Corp.	7,873	108,962
Republic Bancorp, Inc., Class A	3,335	59,363
Rockville Financial, Inc.	3,908	37,556
Roma Financial Corp.	2,381	21,024
S&T Bancorp, Inc.	8,365	155,171
S.Y. Bancorp, Inc.	3,734	74,680
Sandy Spring Bancorp, Inc.	7,650	125,078
SCBT Financial Corp.	4,576	128,357
Signature Bank *	12,367	687,729
Simmons First National Corp., Class A	4,898	112,752
Southside Bancshares, Inc.	4,936	98,128
State Bank Financial Corp. *	9,672	137,052
StellarOne Corp.	7,350	86,436
Sterling Bancorp	8,455	72,544
Sterling Financial Corp. *	8,517	119,664
Suffolk Bancorp	3,100	25,420
Susquehanna Bancshares, Inc.	38,526	258,509
SVB Financial Group *	13,156	606,228
Synovus Financial Corp.	220,770	320,116
TCF Financial Corp.	45,300	472,932
Territorial Bancorp, Inc.	3,476	70,493
Texas Capital Bancshares, Inc. *	11,283	289,635
The PMI Group, Inc. *	33,014	8,584
Tompkins Financial Corp.	2,425	94,211
TowneBank (a)	9,058	106,613
TriCo Bancshares	4,869	65,878
TrustCo Bank Corp.	28,028	130,891
Trustmark Corp.	17,339	372,788
UMB Financial Corp.	10,582	410,370
Umpqua Holdings Corp.	34,918	341,149
Union First Market Bankshares Corp.	6,916	76,007
United Bankshares, Inc.	15,444	347,027
United Financial Bancorp, Inc.	4,898	75,527
Univest Corp. of Pennsylvania	5,492	77,492
Valley National Bancorp	51,832	616,282
ViewPoint Financial Group	4,891	58,741
Washington Federal, Inc.	34,689	521,376
Washington Trust Bancorp, Inc.	4,547	98,170
Webster Financial Corp.	22,625	409,512
WesBanco, Inc.	7,678	148,800
Westamerica Bancorp	8,915	378,085
Western Alliance Bancorp *	23,469	142,926
Westfield Financial, Inc.	7,938	59,694
Wilshire Bancorp, Inc. *	15,730	48,448
Wintrust Financial Corp.	10,595	334,590
WSFS Financial Corp.	3,146	110,110

		27,769,282

Capital Goods 10.2%
3D Systems Corp. *	12,915	234,666
A.O. Smith Corp.	10,608	416,788
A123 Systems, Inc. *(a)	30,298	144,824
AAON, Inc.	6,326	110,768
AAR CORP.	12,192	287,609
Accuride Corp. *	13,005	109,632
Aceto Corp.	7,809	40,997
Actuant Corp., Class A	20,956	420,796
Acuity Brands, Inc.	13,446	619,054
Advanced Battery Technologies, Inc. *(a)	19,734	27,430
Aerovironment, Inc. *	5,505	157,773
Air Lease Corp. *	8,172	186,403
Aircastle Ltd.	15,712	184,930
Albany International Corp., Class A	8,018	174,311
Alliant Techsystems, Inc.	9,497	602,775
Altra Holdings, Inc. *	8,229	127,714
Ameresco, Inc., Class A *	2,724	30,345
American Railcar Industries, Inc. *	2,779	50,883
American Science & Engineering, Inc.	2,860	192,878
American Superconductor Corp. *	13,640	93,707
American Woodmark Corp.	3,100	49,166
Ameron International Corp.	2,864	242,037
Ampco-Pittsburgh Corp.	2,509	53,517
API Technologies Corp. *	10,010	47,247
Apogee Enterprises, Inc.	8,354	78,444
Applied Industrial Technologies, Inc.	11,812	361,683
Armstrong World Industries, Inc.	5,720	230,344
Astec Industries, Inc. *	5,564	192,570
AZZ, Inc.	3,834	181,463
Badger Meter, Inc.	4,604	161,278
Barnes Group, Inc.	13,564	312,243
BE Aerospace, Inc. *	29,744	1,035,984
Beacon Roofing Supply, Inc. *	13,780	255,757
Belden, Inc.	14,363	438,215
Blount International, Inc. *	14,466	227,406
Brady Corp., Class A	14,586	401,115
Briggs & Stratton Corp.	15,168	244,963
Broadwind Energy, Inc. *(a)	10,126	7,189
Builders FirstSource, Inc. *	9,667	18,657
Capstone Turbine Corp. *	68,833	82,600
Carlisle Cos., Inc.	19,168	751,577
Cascade Corp.	3,146	134,492
Ceradyne, Inc. *	8,008	251,131
Chart Industries, Inc. *	8,959	423,671
CIRCOR International, Inc.	5,250	181,177
CLARCOR, Inc.	15,565	724,395
Colfax Corp. *	7,861	197,154
Columbus McKinnon Corp. *	6,138	88,510
Comfort Systems USA, Inc.	11,727	112,110
Crane Co.	15,453	652,889
Cubic Corp.	4,931	206,757

78 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Curtiss-Wright Corp.	14,152	435,740
DigitalGlobe, Inc. *	8,490	192,383
Douglas Dynamics, Inc.	6,187	89,835
Ducommun, Inc.	3,335	61,898
Dycom Industries, Inc. *	10,844	197,686
Dynamic Materials Corp.	4,043	81,749
EMCOR Group, Inc. *	20,127	461,110
Encore Wire Corp.	5,692	127,558
Ener1, Inc. *(a)	21,940	8,513
Energy Conversion Devices, Inc. *(a)	6,315	4,738
Energy Recovery, Inc. *	10,926	27,971
EnerSys *	14,300	321,321
EnPro Industries, Inc. *	6,292	244,255
ESCO Technologies, Inc.	8,580	264,865
Esterline Technologies Corp. *	9,438	710,587
Federal Signal Corp.	19,162	104,433
Force Protection, Inc. *	19,175	78,426
Franklin Electric Co., Inc.	6,006	257,717
FreightCar America, Inc. *	3,734	68,370
FuelCell Energy, Inc. *(a)	27,003	31,864
Furmanite Corp. *	10,600	64,660
Gardner Denver, Inc.	16,302	1,284,435
GATX Corp.	14,057	509,707
GenCorp, Inc. *	15,313	68,143
Generac Holdings, Inc. *	8,743	180,193
General Cable Corp. *	15,775	475,616
GeoEye, Inc. *	6,864	248,271
Gibraltar Industries, Inc. *	9,419	83,641
Global Power Equipment Group, Inc. *	5,152	125,503
Graco, Inc.	18,882	745,461
GrafTech International Ltd. *	39,961	627,388
Graham Corp.	3,335	56,128
Granite Construction, Inc.	10,592	219,572
Great Lakes Dredge & Dock Co.	16,990	83,081
Griffon Corp. *	16,408	143,406
H&E Equipment Services, Inc. *	8,607	88,050
Harsco Corp.	24,468	559,338
HEICO Corp., Class A	10,942	423,127
Hexcel Corp. *	29,744	683,220
Houston Wire & Cable Co.	4,749	69,668
IDEX Corp.	24,882	925,113
II-VI, Inc. *	16,032	316,712
InsituForm Technologies, Inc., Class A *	12,092	199,881
Interline Brands, Inc. *	9,945	144,202
John Bean Technologies Corp.	8,541	134,948
Kaman Corp.	7,861	268,453
Kaydon Corp.	10,296	346,152
Kennametal, Inc.	25,454	938,234
L.B. Foster Co.	3,432	84,084
Lawson Products, Inc.	900	15,354
Layne Christensen Co. *	6,011	168,729
Lennox International, Inc.	15,330	478,603
Lindsay Corp.	4,290	266,838
MasTec, Inc. *	17,857	396,425
Meritor, Inc. *	29,061	245,565
Michael Baker Corp. *	2,507	56,533
Moog, Inc., Class A *	13,156	524,661
Mueller Industries, Inc.	12,012	566,246
Mueller Water Products, Inc., Class A	47,190	109,481
MYR Group, Inc. *	6,148	128,247
NACCO Industries, Inc., Class A	2,006	153,880
Nordson Corp.	19,162	841,212
Northwest Pipe Co. *	2,574	70,167
Orbital Sciences Corp. *	17,625	275,655
Orion Marine Group, Inc. *	7,804	50,180
Otter Tail Corp.	9,854	202,598
Pike Electric Corp. *	4,622	39,010
Polypore International, Inc. *	12,298	758,418
Powell Industries, Inc. *	2,860	107,021
Primoris Services Corp.	8,444	97,106
Quanex Building Products Corp.	11,514	148,646
Raven Industries, Inc.	5,434	295,229
RBC Bearings, Inc. *	6,722	234,934
Regal-Beloit Corp.	11,748	690,665
Robbins & Myers, Inc.	11,726	563,434
RSC Holdings, Inc. *	19,268	153,373
Rush Enterprises, Inc., Class A *	10,011	184,202
Sauer-Danfoss, Inc. *	3,434	148,452
Seaboard Corp.	120	277,080
Simpson Manufacturing Co., Inc.	12,701	361,089
Snap-On, Inc.	18,022	953,544
Standex International Corp.	3,908	113,723
Sterling Construction Co., Inc. *	5,179	66,084
Sun Hydraulics Corp.	6,006	176,817
SunPower Corp., Class A *(a)	12,584	177,434
TAL International Group, Inc.	7,028	205,288
Taser International, Inc. *	18,590	82,726
Tecumseh Products Co., Class A *	4,449	35,503
Teledyne Technologies, Inc. *	11,440	624,510
Tennant Co.	5,171	227,317
Terex Corp. *	33,364	538,161
Textainer Group Holdings Ltd.	5,510	130,642
The Gorman-Rupp Co.	5,496	160,483
The Greenbrier Cos., Inc. *	7,323	127,274
The Keyw Holding Corp. *	6,318	74,805
The Manitowoc Co., Inc.	39,910	443,400
The Middleby Corp. *	5,722	460,993
The Toro Co.	9,538	520,489
Thermon Group Holdings, Inc. *	3,146	49,015
Thomas & Betts Corp. *	16,044	700,802
Titan International, Inc.	12,840	276,060
Titan Machinery, Inc. *	4,862	128,892
Tredegar Corp.	7,219	120,846
Trex Co., Inc. *	4,219	76,955
TriMas Corp. *	8,115	156,863
Trinity Industries, Inc.	24,236	667,944
Triumph Group, Inc.	11,726	614,208
Tutor Perini Corp.	10,218	143,461
United Rentals, Inc. *	19,063	317,971
Universal Forest Products, Inc.	6,073	185,591
USG Corp. *(a)	19,713	185,302
Valmont Industries, Inc.	6,891	637,624
Vicor Corp.	6,730	75,982
Wabash National Corp. *	20,750	118,068
Wabtec Corp.	14,872	905,556
Watsco, Inc.	7,796	465,031
Watts Water Technologies, Inc., Class A	9,438	267,284
WESCO International, Inc. *	13,728	591,540
Woodward, Inc.	18,018	584,144

		47,424,795

See financial notes 79

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Services 2.8%
ABM Industries, Inc.	13,535	276,655
Acacia Research - Acacia Technologies *	12,870	562,419
Acco Brands Corp. *	15,508	105,765
American Reprographics Co. *	10,112	39,538
APAC Customer Services, Inc. *	12,298	103,918
CBIZ, Inc. *	11,201	76,279
CDI Corp.	4,044	45,535
Cenveo, Inc. *	16,042	70,906
Clean Harbors, Inc. *	14,300	770,341
Consolidated Graphics, Inc. *	3,146	121,373
CoStar Group, Inc. *	6,393	327,194
Courier Corp.	2,877	21,319
CRA International, Inc. *	3,718	87,596
Deluxe Corp.	15,848	350,716
EnergySolutions, Inc.	27,170	95,910
EnerNOC, Inc. *(a)	5,832	73,192
Ennis, Inc.	7,777	123,421
Exponent, Inc. *	4,290	181,295
FTI Consulting, Inc. *	13,156	478,615
Fuel Tech, Inc. *	4,885	29,066
G&K Services, Inc., Class A	5,829	164,494
Healthcare Services Group, Inc.	17,659	276,893
Heidrick & Struggles International, Inc.	5,518	114,609
Herman Miller, Inc.	17,633	350,368
Higher One Holdings, Inc. *	9,018	144,288
Hill International, Inc. *	6,140	33,586
HNI Corp.	11,548	238,120
Huron Consulting Group, Inc. *	6,759	214,869
ICF International, Inc. *	5,493	124,526
Innerworkings, Inc. *	8,725	66,136
Insperity, Inc.	7,179	178,757
Interface, Inc., Class A	16,941	255,470
KAR Auction Services, Inc. *	7,528	110,436
Kelly Services, Inc., Class A *	9,152	139,110
Kforce, Inc. *	11,752	121,986
Kimball International, Inc., Class B	7,497	42,733
Knoll, Inc.	14,672	232,111
Korn/Ferry International *	14,347	233,282
M&F Worldwide Corp. *	3,391	74,263
McGrath Rentcorp	7,150	170,456
Metalico, Inc. *	11,754	52,070
Mine Safety Appliances Co.	10,010	309,309
Mistras Group, Inc. *	4,916	99,303
Mobile Mini, Inc. *	11,544	219,913
Monster Worldwide, Inc. *	39,550	373,352
Navigant Consulting, Inc. *	16,016	151,992
On Assignment, Inc. *	11,199	85,112
Pendrell Corp. *	35,045	78,501
Quad Graphics, Inc.	7,895	163,742
Resources Connection, Inc.	14,533	152,015
Rollins, Inc.	23,193	484,966
RPX Corp. *	2,002	54,254
Schawk, Inc.	3,955	48,132
School Specialty, Inc. *	5,180	49,262
Standard Parking Corp. *	4,914	79,951
Steelcase, Inc., Class A	26,058	215,760
Swisher Hygiene, Inc. *(a)	16,683	74,573
Sykes Enterprises, Inc. *	13,298	208,114
Team, Inc. *	5,765	143,779
Tetra Tech, Inc. *	19,377	385,796
The Advisory Board Co. *	4,576	284,536
The Brink’s Co.	14,471	371,905
The Corporate Executive Board Co.	10,384	341,841
The Geo Group, Inc. *	19,907	427,403
TMS International Corp., Class A *	2,860	21,078
TrueBlue, Inc. *	13,613	191,263
United Stationers, Inc.	14,426	454,996
US Ecology, Inc.	4,870	89,072
Viad Corp.	6,420	132,059

		12,971,595

Consumer Durables & Apparel 3.8%
American Greetings Corp., Class A	11,545	244,985
Beazer Homes USA, Inc. *(a)	23,452	49,484
Blyth, Inc.	1,800	102,456
Brookfield Residential Properties, Inc. *	9,654	76,653
Brunswick Corp.	27,348	434,560
Callaway Golf Co.	19,365	108,831
Carter’s, Inc. *	17,759	549,286
Cavco Industries, Inc. *	1,825	66,375
Columbia Sportswear Co.	4,862	256,179
Crocs, Inc. *	26,504	725,149
CSS Industries, Inc.	2,424	43,026
Deckers Outdoor Corp. *	12,012	1,068,588
Eastman Kodak Co. *(a)	79,576	253,052
Ethan Allen Interiors, Inc.	8,315	142,935
Furniture Brands International, Inc. *	9,383	26,366
G-III Apparel Group Ltd. *	5,148	145,482
Hanesbrands, Inc. *	29,744	849,489
Helen of Troy Ltd. *	8,866	266,157
Hovnanian Enterprises, Inc., Class A *(a)	11,316	18,558
Iconix Brand Group, Inc. *	22,032	431,387
iRobot Corp. *	8,008	222,783
JAKKS Pacific, Inc. *	8,525	144,925
Jarden Corp.	28,314	822,239
K-Swiss, Inc., Class A *	8,515	45,470
KB HOME	20,612	135,833
Kenneth Cole Productions, Inc., Class A *	2,480	28,793
La-Z-Boy, Inc. *	15,684	138,019
Leapfrog Enterprises, Inc. *	9,315	30,740
Liz Claiborne, Inc. *	27,066	141,285
M.D.C Holdings, Inc.	11,318	221,380
M/I Homes, Inc. *	5,800	47,792
Maidenform Brands, Inc. *	7,029	178,677
Marine Products Corp. *	4,467	24,881
Meritage Homes Corp. *	8,071	151,170
Movado Group, Inc.	5,799	79,794
National Presto Industries, Inc.	1,430	138,710
Oxford Industries, Inc.	4,588	164,342
Perry Ellis International, Inc. *	3,979	91,437
Polaris Industries, Inc.	10,014	1,100,238
Pool Corp.	15,158	393,047
Quiksilver, Inc. *	41,184	172,149
Sealy Corp. *	14,586	29,755
Skechers U.S.A., Inc., Class A *	10,523	169,736
Skullcandy, Inc. *(a)	2,002	33,113

80 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Skyline Corp.	2,170	23,696
Smith & Wesson Holding Corp. *	18,304	59,854
Standard Pacific Corp. *	29,470	75,738
Steven Madden Ltd. *	12,298	444,204
Tempur-Pedic International, Inc. *	21,450	1,249,248
The Jones Group, Inc.	27,472	322,796
The Ryland Group, Inc.	13,565	158,168
The Timberland Co., Class A *	13,728	589,480
The Warnaco Group, Inc. *	13,730	732,495
True Religion Apparel, Inc. *	8,010	244,305
Tupperware Brands Corp.	19,448	1,293,292
Under Armour, Inc., Class A *	11,726	830,904
UniFirst Corp.	4,613	238,861
Universal Electronics, Inc. *	4,339	84,437
Vera Bradley, Inc. *	7,167	251,562
Weyco Group, Inc.	2,307	52,484
Wolverine World Wide, Inc.	15,158	551,903

		17,768,733

Consumer Services 3.9%
AFC Enterprises, Inc. *	7,778	101,036
Ambassadors Group, Inc.	5,406	41,086
American Public Education, Inc. *	5,547	228,647
Ameristar Casinos, Inc.	9,864	184,161
Bally Technologies, Inc. *	16,315	511,965
Biglari Holdings, Inc. *	572	188,337
BJ’s Restaurants, Inc. *	7,245	334,502
Bob Evans Farms, Inc.	9,258	294,034
Boyd Gaming Corp. *	17,256	107,850
Bravo Brio Restaurant Group, Inc. *	5,469	113,482
Bridgepoint Education, Inc. *(a)	5,579	123,184
Brinker International, Inc.	27,456	619,956
Buffalo Wild Wings, Inc. *	5,720	352,524
Cambium Learning Group, Inc. *	2,619	7,831
Capella Education Co. *	4,576	146,340
Career Education Corp. *	20,317	344,779
CEC Entertainment, Inc.	6,043	187,696
Choice Hotels International, Inc.	10,010	311,111
Churchill Downs, Inc.	4,290	187,816
Coinstar, Inc. *	8,940	407,575
Corinthian Colleges, Inc. *	23,595	51,909
Cracker Barrel Old Country Store, Inc.	7,153	303,001
Denny’s Corp. *	30,602	115,982
DineEquity, Inc. *	5,148	215,701
Domino’s Pizza, Inc. *	12,584	348,954
Education Management Corp. *(a)	12,113	190,537
Gaylord Entertainment Co. *	13,156	330,742
Grand Canyon Education, Inc. *	9,928	154,380
Hillenbrand, Inc.	19,105	389,742
International Speedway Corp., Class A	9,438	237,460
Interval Leisure Group, Inc. *	12,227	154,060
Isle of Capri Casinos, Inc. *	7,202	47,101
ITT Educational Services, Inc. *(a)	8,866	639,771
Jack in the Box, Inc. *	15,461	321,125
K12, Inc. *	9,759	262,322
Krispy Kreme Doughnuts, Inc. *	17,980	163,438
Life Time Fitness, Inc. *	12,105	464,106
Lincoln Educational Services Corp.	6,875	67,581
Matthews International Corp., Class A	9,438	315,324
Morgans Hotel Group Co. *	8,595	59,048
National American University Holdings, Inc.	3,000	26,340
Orient-Express Hotels Ltd., Class A *	28,061	219,998
P.F. Chang’s China Bistro, Inc.	6,950	209,473
Panera Bread Co., Class A *	9,438	1,086,786
Papa John’s International, Inc. *	6,006	178,678
Peet’s Coffee & Tea, Inc. *	4,290	249,892
Pinnacle Entertainment, Inc. *	18,819	258,197
Red Robin Gourmet Burgers, Inc. *	4,291	133,879
Regis Corp.	17,502	258,504
Ruby Tuesday, Inc. *	19,632	163,535
Scientific Games Corp., Class A *	20,495	180,766
Service Corp. International	72,716	743,157
Shuffle Master, Inc. *	16,403	145,331
Six Flags Entertainment Corp. (a)	16,684	559,748
Sonic Corp. *	19,041	176,510
Sotheby’s	20,878	776,870
Speedway Motorsports, Inc.	3,881	51,967
Steiner Leisure Ltd. *	4,319	172,285
Stewart Enterprises, Inc., Class A	24,336	147,476
Strayer Education, Inc.	4,006	379,168
Texas Roadhouse, Inc.	17,823	254,869
The Cheesecake Factory, Inc. *	16,671	457,619
The Marcus Corp.	5,823	56,949
The Wendy’s Co.	99,278	483,484
Universal Technical Institute, Inc. *	6,630	96,533
Vail Resorts, Inc.	11,191	452,452
WMS Industries, Inc. *	17,732	386,912

		17,933,574

Diversified Financials 2.1%
Advance America Cash Advance Centers, Inc.	14,521	121,396
Artio Global Investors, Inc.	12,522	113,825
Asset Acceptance Capital Corp. *	317	1,282
BGC Partners, Inc., Class A	19,698	129,416
Calamos Asset Management, Inc., Class A	6,419	75,680
Cardtronics, Inc. *	10,594	262,307
Cash America International, Inc.	8,953	500,294
Cohen & Steers, Inc.	6,420	248,326
Compass Diversified Holdings	12,362	169,607
CompuCredit Holdings Corp. *	2,489	7,965
Cowen Group, Inc., Class A *	22,596	78,634
Credit Acceptance Corp. *	1,716	118,644
DFC Global Corp. *	12,594	277,950
Duff & Phelps Corp., Class A	7,529	85,454
Encore Capital Group, Inc. *	4,862	115,084
Epoch Holding Corp.	4,648	69,162
Evercore Partners, Inc., Class A	7,722	202,548
EZCORP, Inc., Class A *	14,157	474,967
FBR Capital Markets Corp. *	14,256	36,353
Financial Engines, Inc. *	8,549	190,472
First Cash Financial Services, Inc. *	8,866	414,131
Gain Capital Holdings, Inc. *	2,781	15,991
GAMCO Investors, Inc., Class A	1,163	56,778
GFI Group, Inc.	20,306	88,737
Gleacher & Co., Inc. *	22,704	29,288
Green Dot Corp., Class A *	3,146	102,874
Greenhill & Co., Inc.	9,152	325,171
ICG Group, Inc. *	11,871	121,618

See financial notes 81

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Interactive Brokers Group, Inc., Class A	11,754	176,427
INTL FCStone, Inc. *	4,339	101,012
Investment Technology Group, Inc. *	12,935	147,200
Janus Capital Group, Inc.	56,752	414,290
KBW, Inc.	9,715	142,130
Knight Capital Group, Inc., Class A *	30,323	391,470
Life Partners Holdings, Inc. (a)	2,765	18,996
MarketAxess Holdings, Inc.	8,306	244,861
MF Global Holdings Ltd. *	49,009	269,059
Nelnet, Inc., Class A	8,544	164,045
Netspend Holdings, Inc. *	10,324	61,118
NewStar Financial, Inc. *	9,109	93,549
Oppenheimer Holdings, Inc., Class A	3,218	63,877
Penson Worldwide, Inc. *	4,339	8,852
PHH Corp. *	17,070	323,818
PICO Holdings, Inc. *	6,911	162,547
Piper Jaffray Cos., Inc. *	5,882	140,168
Portfolio Recovery Associates, Inc. *	5,434	397,388
Pzena Investment Management, Inc., Class A	57	264
Stifel Financial Corp. *	16,455	494,966
SWS Group, Inc.	10,010	43,243
The First Marblehead Corp. *	10,245	14,343
Waddell & Reed Financial, Inc., Class A	26,598	830,390
Westwood Holdings Group, Inc.	2,288	79,302
WisdomTree Investments, Inc. *	14,300	129,129
World Acceptance Corp. *	4,862	316,759

		9,663,157

Energy 6.6%
Abraxas Petroleum Corp. *(a)	28,600	105,534
Alon USA Energy, Inc.	3,719	34,550
Amyris, Inc. *	6,157	123,571
Apco Oil & Gas International, Inc.	2,862	226,499
Approach Resources, Inc. *	6,321	117,318
ATP Oil & Gas Corp. *(a)	13,489	181,697
Atwood Oceanics, Inc. *	16,946	713,257
Basic Energy Services, Inc. *	9,152	200,063
Berry Petroleum Co., Class A	14,377	704,904
Bill Barrett Corp. *	12,584	603,403
BPZ Resources, Inc. *(a)	29,548	108,441
Bristow Group, Inc.	10,427	458,579
C&J Energy Services, Inc. *(a)	3,432	89,712
Cal Dive International, Inc. *	28,660	83,401
CARBO Ceramics, Inc.	6,294	1,007,984
Carrizo Oil & Gas, Inc. *	10,613	318,602
Cheniere Energy, Inc. *	21,846	169,307
Clayton Williams Energy, Inc. *	2,860	162,276
Clean Energy Fuels Corp. *(a)	15,370	202,423
Cloud Peak Energy, Inc. *	17,636	352,720
Complete Production Services, Inc. *	23,166	673,204
Comstock Resources, Inc. *	14,210	289,173
Contango Oil & Gas Co. *	4,066	246,522
Crosstex Energy, Inc.	13,976	163,379
CVR Energy, Inc. *	27,170	773,530
Dawson Geophysical Co. *	2,576	90,263
Delek US Holdings, Inc.	4,549	67,371
Delta Petroleum Corp. *	2,976	9,583
DHT Holding, Inc.	16,116	48,026
Dresser-Rand Group, Inc. *	24,882	1,056,241
Dril-Quip, Inc. *	9,508	615,168
Energy Partners Ltd. *	9,068	120,786
Exterran Holdings, Inc. *	19,184	227,139
FX Energy, Inc. *	15,668	97,925
Gastar Exploration Ltd. *	17,732	73,588
General Maritime Corp.	34,149	14,001
GeoResources, Inc. *	6,864	159,931
Gevo, Inc. *	2,178	23,239
Global Geophysical Services, Inc. *	6,496	78,407
Global Industries Ltd. *	32,318	142,522
GMX Resources, Inc. *	14,163	40,931
Goodrich Petroleum Corp. *(a)	8,169	130,867
Green Plains Renewable Energy, Inc. *	6,843	72,262
Gulf Island Fabrication, Inc.	3,734	91,856
Gulfmark Offshore, Inc., Class A *	8,082	319,320
Gulfport Energy Corp. *	11,906	344,083
Hallador Energy Co.	1,684	14,398
Harvest Natural Resources, Inc. *(a)	10,266	116,211
Helix Energy Solutions Group, Inc. *	32,298	545,513
Hercules Offshore, Inc. *	42,029	177,362
HollyFrontier Corp.	32,032	2,298,616
Hornbeck Offshore Services, Inc. *	7,469	182,094
Houston American Energy Corp. (a)	5,781	99,491
Hyperdynamics Corp. *(a)	40,835	182,941
ION Geophysical Corp. *	36,036	254,775
Isramco, Inc. *(a)	335	21,778
James River Coal Co. *	10,846	117,354
Key Energy Services, Inc. *	43,692	628,728
KiOR, Inc., Class A *(a)	3,146	43,415
Kodiak Oil & Gas Corp. *	60,060	360,360
Lufkin Industries, Inc.	9,438	587,327
Matrix Service Co. *	8,248	89,656
McMoRan Exploration Co. *	32,480	418,018
Newpark Resources, Inc. *	27,748	229,753
Northern Oil and Gas, Inc. *(a)	19,292	393,943
Oasis Petroleum, Inc. *	13,037	346,784
Oil States International, Inc. *	16,016	1,058,337
Overseas Shipholding Group, Inc. (a)	8,297	147,936
OYO Geospace Corp. *	1,716	126,469
Parker Drilling Co. *	35,184	200,197
Patriot Coal Corp. *	27,908	411,085
Penn Virginia Corp.	13,821	112,779
Petroleum Development Corp. *	7,213	171,742
PetroQuest Energy, Inc. *	17,117	130,089
PHI, Inc. *	4,546	102,967
Pioneer Drilling Co. *	16,874	213,287
Rentech, Inc. *	68,354	68,354
Resolute Energy Corp. *	14,127	190,573
Rex Energy Corp. *	10,944	134,502
Rosetta Resources, Inc. *	16,302	749,077
RPC, Inc.	15,444	400,000
SEACOR Holdings, Inc.	6,607	586,305
SemGroup Corp., Class A *	11,413	261,700
Ship Finance International Ltd. (a)	13,665	217,273
Solazyme, Inc. *	3,410	47,774
Stone Energy Corp. *	14,972	395,411
Superior Energy Services, Inc. *	24,310	858,629
Swift Energy Co. *	13,156	405,863
Targa Resources Corp.	9,724	290,164
Teekay Corp.	12,995	353,074

82 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Tesco Corp. *	9,815	163,911
Tesoro Corp. *	44,616	1,073,461
TETRA Technologies, Inc. *	23,762	243,560
Unit Corp. *	14,872	709,246
USEC, Inc. *	34,567	75,356
VAALCO Energy, Inc. *	16,898	107,640
Venoco, Inc. *	8,582	99,380
Voyager Oil & Gas, Inc. *(a)	16,670	46,176
W&T Offshore, Inc.	11,209	236,734
Warren Resources, Inc. *	19,014	64,267
Western Refining, Inc. *	16,486	287,516
Willbros Group, Inc. *	14,852	95,498
World Fuel Services Corp.	22,308	828,519

		30,706,926

Food & Staples Retailing 1.1%
Arden Group, Inc., Class A	572	46,647
BJ’s Wholesale Club, Inc. *	16,353	831,059
Casey’s General Stores, Inc.	11,530	518,850
Chefs’ Warehouse Holdings, LLC *	2,002	29,029
Fresh Market, Inc. *	9,724	375,444
Ingles Markets, Inc., Class A	3,955	60,630
Nash Finch Co.	3,757	119,473
PriceSmart, Inc.	5,720	374,431
Rite Aid Corp. *	178,796	196,676
Ruddick Corp.	13,156	537,949
Spartan Stores, Inc.	6,819	110,059
SUPERVALU, Inc. (a)	64,315	512,591
Susser Holdings Corp. *	2,408	50,809
The Andersons, Inc.	5,554	223,326
The Pantry, Inc. *	7,349	91,862
United Natural Foods, Inc. *	13,728	558,318
Village Super Market, Inc., Class A	1,550	38,796
Weis Markets, Inc.	3,461	135,325
Winn-Dixie Stores, Inc. *	16,526	127,415

		4,938,689

Food, Beverage & Tobacco 1.8%
Alico, Inc.	1,158	24,596
Alliance One International, Inc. *	24,046	76,707
B&G Foods, Inc.	14,541	264,792
Cal-Maine Foods, Inc. (a)	4,576	148,583
Calavo Growers, Inc.	3,793	75,860
Central European Distribution Corp. *	19,370	136,365
Chiquita Brands International, Inc. *	13,755	141,814
Coca-Cola Bottling Co. Consolidated	1,500	84,000
Corn Products International, Inc.	23,166	1,083,242
Darling International, Inc. *	35,522	598,546
Dean Foods Co. *	54,930	474,595
Diamond Foods, Inc. (a)	6,642	523,788
Dole Food Co., Inc. *	11,028	124,286
Farmer Brothers Co.	1,861	10,552
Flowers Foods, Inc.	41,925	798,671
Fresh Del Monte Produce, Inc.	11,793	284,683
J&J Snack Foods Corp.	4,321	218,686
Lancaster Colony Corp.	6,292	381,421
Limoneira Co. (a)	2,765	48,526
National Beverage Corp.	3,101	51,135
Pilgrim’s Pride Corp. *	14,586	50,759
Primo Water Corp. *	6,578	46,506
Sanderson Farms, Inc.	6,006	235,435
Seneca Foods Corp., Class A *	3,094	72,431
Smart Balance, Inc. *	16,694	84,305
Snyders-Lance, Inc.	18,956	422,150
The Boston Beer Co., Inc., Class A *	2,890	234,292
The Hain Celestial Group, Inc. *	11,440	361,847
Tootsie Roll Industries, Inc.	8,789	222,713
TreeHouse Foods, Inc. *	11,154	611,016
Universal Corp.	7,436	302,645
Vector Group Ltd. (a)	11,362	212,242

		8,407,189

Health Care Equipment & Services 6.9%
Abaxis, Inc. *	7,040	175,085
ABIOMED, Inc. *	9,973	124,064
Accretive Health, Inc. *(a)	10,109	271,326
Accuray, Inc. *	18,350	90,649
Air Methods Corp. *	3,447	229,398
Align Technology, Inc. *	18,188	347,391
Alimera Sciences, Inc. *(a)	2,860	20,478
Alliance HealthCare Services, Inc. *	7,498	11,922
Allscripts Healthcare Solutions, Inc. *	57,486	1,032,161
Almost Family, Inc. *	2,649	52,371
Alphatec Holdings, Inc. *	13,921	35,220
Amedisys, Inc. *	8,814	149,574
AMERIGROUP Corp. *	15,448	764,213
AMN Healthcare Services, Inc. *	12,079	66,555
AmSurg Corp. *	9,471	214,329
Analogic Corp.	4,004	198,278
AngioDynamics, Inc. *	7,481	107,726
ArthroCare Corp. *	8,453	274,131
Assisted Living Concepts, Inc., Class A	6,125	82,259
athenahealth, Inc. *	10,588	614,104
Atrion Corp.	574	123,353
Bio-Reference Labs, Inc. *	7,353	148,825
BioScrip, Inc. *	14,591	92,361
Brookdale Senior Living, Inc. *	30,551	492,177
Cantel Medical Corp.	4,576	114,080
Catalyst Health Solutions, Inc. *	13,184	708,244
Centene Corp. *	15,214	485,174
Chemed Corp.	6,578	381,853
Computer Programs & Systems, Inc.	3,432	243,054
Conceptus, Inc. *	8,123	86,104
CONMED Corp. *	8,685	203,663
Continucare Corp. *	8,417	53,532
CorVel Corp. *	2,288	104,379
Cross Country Healthcare, Inc. *	9,457	46,623
CryoLife, Inc. *	6,960	35,566
Cyberonics, Inc. *	8,362	235,892
Dexcom, Inc. *	20,480	246,374
Emdeon, Inc., Class A *	14,179	265,431
Emeritus Corp. *	9,157	160,156
ePocrates, Inc. *	4,596	48,855
ExamWorks Group, Inc. *	8,346	125,440
Gentiva Health Services, Inc. *	9,063	68,969
Greatbatch, Inc. *	7,117	159,065
Haemonetics Corp. *	7,762	485,203
Hanger Orthopedic Group, Inc. *	10,050	188,739
Health Management Associates, Inc., Class A *	76,278	627,005

See financial notes 83

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Health Net, Inc. *	29,684	732,898
HEALTHSOUTH Corp. *	28,425	608,011
Healthspring, Inc. *	20,346	794,308
Healthways, Inc. *	10,491	131,767
Hill-Rom Holdings, Inc.	19,162	580,609
HMS Holdings Corp. *	25,752	675,475
ICU Medical, Inc. *	3,432	141,398
Insulet Corp. *	12,211	213,448
Integra LifeSciences Holdings Corp. *	5,434	216,708
Invacare Corp.	10,013	251,527
IPC The Hospitalist Co. *	5,148	206,435
IRIS International, Inc. *	5,800	49,590
Kensey Nash Corp. *	2,632	72,275
Kindred Healthcare, Inc. *	15,806	204,530
Landauer, Inc.	2,887	148,854
LHC Group, Inc. *	4,804	95,984
LifePoint Hospitals, Inc. *	16,052	589,108
Magellan Health Services, Inc. *	9,733	485,385
MAKO Surgical Corp. *(a)	12,298	441,498
Masimo Corp.	16,541	408,066
MedAssets, Inc. *	15,573	177,999
MedCath Corp. *	5,488	76,283
Medidata Solutions, Inc. *	6,998	115,467
MEDNAX, Inc. *	14,872	971,290
MedQuist Holdings, Inc. *	9,438	77,863
Meridian Bioscience, Inc.	12,604	233,174
Merit Medical Systems, Inc. *	12,584	183,097
Molina Healthcare, Inc. *	9,245	177,781
MWI Veterinary Supply, Inc. *	4,004	296,296
National Healthcare Corp.	3,432	118,164
Natus Medical, Inc. *	9,135	95,735
Neogen Corp. *	7,150	248,248
Neoprobe Corp. *(a)	22,969	77,406
NuVasive, Inc. *(a)	11,947	289,476
NxStage Medical, Inc. *	15,001	275,868
Omnicell, Inc. *	9,773	152,850
OraSure Technologies, Inc. *	13,538	99,234
Orthofix International N.V. *	5,489	201,199
Owens & Minor, Inc.	19,734	580,969
Palomar Medical Technologies, Inc. *	5,396	43,438
PharMerica Corp. *	8,877	130,758
PSS World Medical, Inc. *	17,067	402,440
Quality Systems, Inc.	6,010	553,040
Quidel Corp. *	8,743	133,593
RTI Biologics, Inc. *	13,289	44,651
Select Medical Holdings Corp. *	17,417	126,273
Sirona Dental Systems, Inc. *	17,446	814,030
Skilled Healthcare Group, Inc., Class A *	7,225	39,232
SonoSite, Inc. *	4,292	125,155
Stereotaxis, Inc. *(a)	10,748	13,972
STERIS Corp.	16,379	527,076
Sun Healthcare Group, Inc. *	7,332	31,234
Sunrise Senior Living, Inc. *	16,389	121,606
SurModics, Inc. *	5,208	55,517
Symmetry Medical, Inc. *	10,734	89,414
Synovis Life Technologies, Inc. *	3,643	62,113
Team Health Holdings, Inc. *	8,748	163,500
Teleflex, Inc.	12,298	707,381
Tenet Healthcare Corp. *	146,241	772,152
The Cooper Cos., Inc.	14,304	1,076,662
The Ensign Group, Inc.	4,004	93,413
Thoratec Corp. *	18,018	617,297
Triple-S Management Corp., Class B *	6,209	105,863
Unilife Corp. *(a)	16,556	77,151
Universal American Corp.	11,003	120,923
Vanguard Health Systems, Inc. *	7,722	99,923
VCA Antech, Inc. *	26,552	491,477
Volcano Corp. *	16,588	496,811
WellCare Health Plans, Inc. *	13,156	602,939
West Pharmaceutical Services, Inc.	10,114	405,774
Wright Medical Group, Inc. *	12,372	189,663
Zoll Medical Corp. *	6,864	306,684

		31,928,779

Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	16,848	132,594
Elizabeth Arden, Inc. *	8,174	263,366
Inter Parfums, Inc.	4,588	75,977
Medifast, Inc. *(a)	4,500	73,845
Nu Skin Enterprises, Inc., Class A	17,160	725,697
Prestige Brands Holdings, Inc., Class A *	14,820	159,611
Revlon, Inc., Class A *	3,645	48,588
Spectrum Brands Holdings, Inc. *	7,436	199,136
USANA Health Sciences, Inc. *	2,442	62,857
WD-40 Co.	5,268	216,726

		1,958,397

Insurance 2.9%
American Equity Investment Life Holding Co.	17,648	178,245
American National Insurance Co.	4,362	326,976
AMERISAFE, Inc. *	5,683	112,126
AmTrust Financial Services, Inc.	7,265	175,740
Argo Group International Holdings Ltd.	10,010	275,375
Arthur J. Gallagher & Co.	34,034	960,099
Aspen Insurance Holdings Ltd.	19,925	478,399
Baldwin & Lyons, Inc., Class B	3,045	69,335
Citizens, Inc. *	10,337	70,188
CNO Financial Group, Inc. *	68,372	439,632
Crawford & Co., Class B	7,822	56,084
Delphi Financial Group, Inc., Class A	14,188	343,066
Donegal Group, Inc., Class A	4,265	51,905
eHealth, Inc. *	6,846	87,218
EMC Insurance Group, Inc.	1,599	28,782
Employers Holdings, Inc.	12,219	149,438
Endurance Specialty Holdings Ltd.	12,324	445,636
Enstar Group Ltd. *	3,146	323,912
Erie Indemnity Co., Class A	8,635	634,932
FBL Financial Group, Inc., Class A	4,576	133,482
First American Financial Corp.	30,546	465,826
Flagstone Reinsurance Holdings S.A.	16,591	117,796
FPIC Insurance Group, Inc. *	2,574	107,902
Global Indemnity plc *	4,643	85,896
Greenlight Capital Re Ltd., Class A *	9,313	208,891
Hanover Insurance Group, Inc.	13,852	492,023
Harleysville Group, Inc.	3,732	106,996
Hilltop Holdings, Inc. *	12,393	96,541
Horace Mann Educators Corp.	12,068	160,746
Infinity Property & Casualty Corp.	3,774	192,663

84 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Kansas City Life Insurance Co.	1,240	38,142
Kemper Corp.	13,472	345,422
Maiden Holdings Ltd.	19,298	164,419
MBIA, Inc. *(a)	46,880	363,789
Meadowbrook Insurance Group, Inc.	16,276	152,669
Mercury General Corp.	8,294	327,696
Montpelier Re Holdings Ltd.	18,973	325,956
National Financial Partners Corp. *	13,665	174,639
National Interstate Corp.	2,170	49,671
National Western Life Insurance Co., Class A	858	129,549
OneBeacon Insurance Group Ltd., Class A	7,350	102,312
Platinum Underwriters Holdings Ltd.	11,154	351,351
Presidential Life Corp.	5,914	56,715
Primerica, Inc.	12,377	257,813
ProAssurance Corp. *	8,884	644,623
Protective Life Corp.	25,983	493,417
RLI Corp.	5,720	361,618
Safety Insurance Group, Inc.	4,665	181,935
Seabright Holdings, Inc.	6,200	39,122
Selective Insurance Group, Inc.	16,620	252,790
StanCorp Financial Group, Inc.	13,776	420,857
State Auto Financial Corp.	4,588	64,599
Stewart Information Services Corp.	5,434	51,786
Symetra Financial Corp.	23,630	253,314
The Navigators Group, Inc. *	4,320	193,406
The Phoenix Cos., Inc. *	29,639	56,907
Tower Group, Inc.	11,578	277,988
United Fire & Casualty Co.	6,979	126,390
Universal Insurance Holdings, Inc.	5,474	23,538

		13,658,283

Materials 6.5%
A. Schulman, Inc.	9,307	169,760
A.M. Castle & Co. *	5,629	68,336
AbitibiBowater, Inc. *	22,802	387,406
AK Steel Holding Corp.	33,767	303,565
Allied Nevada Gold Corp. *	25,740	1,068,982
AMCOL International Corp.	8,115	236,147
American Vanguard Corp.	7,348	87,735
Arch Chemicals, Inc.	7,759	364,130
Balchem Corp.	8,705	359,517
Boise, Inc.	24,313	150,984
Buckeye Technologies, Inc.	12,012	326,606
Cabot Corp.	18,304	630,207
Calgon Carbon Corp. *	17,460	276,217
Carpenter Technology Corp.	14,020	707,589
Century Aluminum Co. *	17,248	209,908
Chemtura Corp. *	29,484	390,368
Clearwater Paper Corp. *	6,864	252,733
Coeur d’Alene Mines Corp. *	27,205	773,982
Commercial Metals Co.	34,825	409,194
Compass Minerals International, Inc.	10,300	778,783
Cytec Industries, Inc.	15,158	688,173
Deltic Timber Corp.	3,498	204,038
Domtar Corp.	13,160	1,057,011
Eagle Materials, Inc.	13,586	267,916
Ferro Corp. *	26,402	220,985
FutureFuel Corp.	4,180	47,192
Georgia Gulf Corp. *	10,648	225,631
Glatfelter	13,918	199,863
Globe Specialty Metals, Inc.	15,884	266,057
Graham Packaging Co., Inc. *	5,489	139,805
Graphic Packaging Holding Co. *	38,516	162,152
Greif, Inc., Class A	10,398	580,832
H.B. Fuller Co.	14,961	331,685
Haynes International, Inc.	3,733	216,626
Headwaters, Inc. *	14,980	32,207
Hecla Mining Co. *	85,230	653,714
Horsehead Holding Corp. *	13,308	136,407
Innophos Holdings, Inc.	6,578	273,711
Intrepid Potash, Inc. *	13,156	450,198
Kaiser Aluminum Corp.	4,576	237,357
KapStone Paper and Packaging Corp. *	12,765	191,858
Koppers Holdings, Inc.	6,296	209,216
Kraton Performance Polymers, Inc. *	10,010	239,940
Kronos Worldwide, Inc.	6,007	131,493
Louisiana-Pacific Corp. *	39,394	262,758
LSB Industries, Inc. *	5,434	217,088
Materion Corp. *	6,578	188,789
Metals USA Holdings Corp. *	3,105	38,719
Minerals Technologies, Inc.	5,720	331,817
Myers Industries, Inc.	9,817	106,809
Neenah Paper, Inc.	4,299	75,147
NewMarket Corp.	3,146	527,521
NL Industries, Inc.	2,314	34,941
Noranda Aluminium Holding Corp. *	6,807	77,396
Olin Corp.	22,068	440,036
Olympic Steel, Inc.	3,045	63,092
OM Group, Inc. *	9,724	307,570
Omnova Solutions, Inc. *	12,943	57,079
Packaging Corp. of America	31,205	791,047
PolyOne Corp.	28,794	363,668
Rock-Tenn Co., Class A	20,878	1,120,522
Rockwood Holdings, Inc. *	20,878	1,064,778
Royal Gold, Inc.	16,874	1,293,898
RPM International, Inc.	39,221	817,366
RTI International Metals, Inc. *	9,438	251,428
Schnitzer Steel Industries, Inc., Class A	7,436	338,636
Schweitzer-Mauduit International, Inc.	5,434	325,931
Sensient Technologies Corp.	15,181	551,829
Silgan Holdings, Inc.	14,586	553,247
Solutia, Inc. *	37,005	643,147
Spartech Corp. *	7,696	33,862
Stepan Co.	2,574	194,723
Stillwater Mining Co. *	31,756	488,725
STR Holdings, Inc. *	13,016	147,602
SunCoke Energy, Inc. *	2,860	40,498
Temple-Inland, Inc.	32,764	792,889
Texas Industries, Inc.	7,314	260,452
TPC Group, Inc. *	4,862	155,098
United States Lime & Minerals, Inc. *	579	24,509
US Gold Corp. *	32,165	199,101
Valhi, Inc.	2,002	118,579
W.R. Grace & Co. *	18,364	723,909
Wausau Paper Corp.	13,455	89,745
Westlake Chemical Corp.	6,008	276,068
Worthington Industries, Inc.	18,661	303,241
Zep, Inc.	6,632	116,922

See financial notes 85

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Zoltek Cos., Inc. *	8,343	73,418

		29,999,816

Media 1.3%
Arbitron, Inc.	8,580	322,179
Ascent Media Corp., Class A *	4,349	208,317
Belo Corp., Class A *	28,082	153,047
Cinemark Holdings, Inc.	26,924	564,058
Crown Media Holdings, Inc., Class A *(a)	4,447	5,870
Dex One Corp. *	15,360	21,811
DreamWorks Animation SKG, Inc., Class A *	19,136	404,152
Entercom Communications Corp., Class A *	7,944	48,538
Entravision Communications Corp., Class A *	8,500	9,605
Fisher Communications, Inc. *	1,860	49,309
Harte-Hanks, Inc.	11,855	94,247
Journal Communications, Inc., Class A *	10,716	39,542
Knology, Inc. *	10,218	139,271
Lamar Advertising Co., Class A *	17,780	371,780
LIN TV Corp., Class A *	6,665	20,595
Live Nation Entertainment, Inc. *	47,197	436,572
Madison Square Garden, Inc., Class A *	18,181	439,253
Martha Stewart Living Omnimedia, Class A *(a)	6,217	20,765
Meredith Corp. (a)	11,247	290,173
Morningstar, Inc.	7,722	460,695
National CineMedia, Inc.	16,562	234,684
Pandora Media, Inc. *(a)	4,576	60,403
ReachLocal, Inc. *	2,806	40,827
Regal Entertainment Group, Class A (a)	24,555	320,934
Scholastic Corp.	7,150	198,484
Sinclair Broadcast Group, Inc.	14,525	113,440
The Dolan Media Co. *	8,185	69,327
The E.W. Scripps Co., Class A *	10,039	84,328
The McClatchy Co., Class A *(a)	11,766	20,002
The New York Times Co., Class A *	39,219	320,811
Valassis Communications, Inc. *	15,350	387,894
World Wrestling Entertainment, Inc., Class A (a)	8,743	83,758

		6,034,671

Pharmaceuticals, Biotechnology & Life Sciences 4.9%
Acorda Therapeutics, Inc. *	12,187	317,471
Aedea Biosciences, Inc. *	5,164	83,812
Affymax, Inc. *	9,683	45,413
Affymetrix, Inc. *	21,736	121,722
Akorn, Inc. *	20,164	162,119
Alkermes, Inc. *	29,327	508,530
Allos Therapeutics, Inc. *	16,237	27,441
Alnylam Pharmaceuticals, Inc. *	11,753	82,036
AMAG Pharmaceuticals, Inc. *	6,753	95,352
Amylin Pharmaceuticals, Inc. *	40,207	454,741
Arena Pharmaceuticals, Inc. *	41,184	53,539
ARIAD Pharmaceuticals, Inc. *	40,256	396,119
ArQule, Inc. *	12,104	52,773
Array BioPharma, Inc. *	13,114	27,933
Auxilium Pharmaceuticals, Inc. *	14,350	244,093
AVEO Pharmaceuticals, Inc. *	12,870	218,533
Bio-Rad Laboratories, Inc., Class A *	6,011	603,144
BioCryst Pharmaceuticals, Inc. *	6,196	20,447
BioMarin Pharmaceutical, Inc. *	34,320	1,015,357
BioMimetic Therapeutics, Inc. *	6,744	22,458
Bruker Corp. *	22,564	321,086
Cadence Pharmaceuticals, Inc. *(a)	11,939	78,081
Cell Therapeutics, Inc. *(a)	51,426	60,683
Cepheid, Inc. *	19,162	694,814
Charles River Laboratories International, Inc. *	16,016	530,450
Codexis, Inc. *	4,931	32,002
Cubist Pharmaceuticals, Inc. *	18,018	625,044
Cytori Therapeutics, Inc. *(a)	15,730	51,909
Durect Corp. *	20,231	33,786
Dyax Corp. *	26,319	39,215
Emergent Biosolutions, Inc. *	6,991	126,327
Enzo Biochem, Inc. *	9,761	28,502
Enzon Pharmaceuticals, Inc. *	16,212	138,613
eResearchTechnology, Inc. *	14,156	73,753
Exelixis, Inc. *	39,036	291,989
Fluidigm Corp. *	4,862	65,588
Genomic Health, Inc. *	5,228	127,563
Geron Corp. *	39,369	105,115
Halozyme Therapeutics, Inc. *	25,570	173,876
Hi-Tech Pharmacal Co., Inc. *	2,860	80,109
Idenix Pharmaceuticals, Inc. *	18,812	109,298
ImmunoGen, Inc. *	22,880	248,477
Immunomedics, Inc. *	19,965	80,060
Impax Laboratories, Inc. *	19,673	386,968
Incyte Corp. *	34,903	560,891
InterMune, Inc. *	14,044	377,784
Ironwood Pharmaceuticals, Inc. *	14,216	181,112
Isis Pharmaceuticals, Inc. *	28,600	214,214
Jazz Pharmaceuticals, Inc. *	7,436	318,930
Lexicon Pharmaceuticals, Inc. *	52,234	71,038
Luminex Corp. *	12,938	297,962
MannKind Corp. *(a)	23,554	71,133
MAP Pharmaceuticals, Inc. *	5,768	80,752
Medicis Pharmaceutical Corp., Class A	19,162	745,402
Medivation, Inc. *	10,499	169,769
Metabolix, Inc. *(a)	9,330	50,475
Micromet, Inc. *	26,866	129,225
Momenta Pharmaceuticals, Inc. *	13,462	227,777
Myriad Genetics, Inc. *	26,085	517,266
Nabi Biopharmaceuticals *	11,261	21,171
Nektar Therapeutics *	34,231	195,972
Neurocrine Biosciences, Inc. *	15,850	97,319
Novavax, Inc. *	25,428	46,915
NPS Pharmaceuticals, Inc. *	24,061	179,495
Obagi Medical Products, Inc. *	5,700	59,451
Onyx Pharmaceuticals, Inc. *	18,916	643,711
Opko Health, Inc. *	46,525	194,474
Optimer Pharmaceuticals, Inc. *(a)	12,800	127,360
Orexigen Therapeutics, Inc. *	5,623	7,985
Osiris Therapeutics, Inc. *	4,684	25,059
Pacific Biosciences of California, Inc. *	13,156	93,144

86 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Pain Therapeutics, Inc. *	10,370	49,258
Par Pharmaceutical Cos., Inc. *	10,888	323,700
PAREXEL International Corp. *	17,887	364,537
PDL BioPharma, Inc.	42,230	258,025
Pharmacyclics, Inc. *	15,444	177,915
Pharmasset, Inc. *	11,444	1,502,826
POZEN, Inc. *	5,872	16,618
Progenics Pharmaceuticals, Inc. *	8,824	54,885
Questcor Pharmaceuticals, Inc. *	16,588	498,469
Regeneron Pharmaceuticals, Inc. *	22,022	1,299,959
Rigel Pharmaceuticals, Inc. *	20,981	165,330
Sagent Pharmaceuticals, Inc. *	2,072	47,635
Salix Pharmaceuticals Ltd. *	16,588	505,105
Sangamo BioSciences, Inc. *(a)	14,555	78,743
Santarus, Inc. *	13,808	42,391
Savient Pharmaceuticals, Inc. *	21,796	93,723
Seattle Genetics, Inc. *	30,458	529,665
Sequenom, Inc. *	30,235	185,341
SIGA Technologies, Inc. *	12,041	69,115
Sucampo Pharmaceuticals, Inc., Class A *	2,328	7,519
Targacept, Inc. *	8,396	136,687
The Medicines Co. *	16,283	237,406
Theravance, Inc. *	21,658	411,502
Vanda Pharmaceuticals, Inc. *	8,772	53,158
ViroPharma, Inc. *	23,900	473,459
VIVUS, Inc. *	24,439	203,821
XenoPort, Inc. *	10,589	77,406

		22,626,325

Real Estate 9.7%
Acadia Realty Trust	12,393	261,244
Alexander’s, Inc.	1,146	496,103
American Assets Trust, Inc.	7,638	153,677
American Campus Communities, Inc.	20,629	804,737
American Capital Agency Corp.	52,910	1,508,464
American Capital Mortgage Investment Corp. *	2,002	36,436
Anworth Mortgage Asset Corp.	38,621	277,685
Apartment Investment & Management Co., Class A	36,608	972,675
Ashford Hospitality Trust	22,022	178,378
Associated Estates Realty Corp.	12,694	224,684
Avatar Holdings, Inc. *	2,990	30,558
BioMed Realty Trust, Inc.	39,869	729,204
Brandywine Realty Trust	40,654	404,101
BRE Properties, Inc.	22,594	1,135,574
Camden Property Trust	21,740	1,452,667
Campus Crest Communities, Inc.	9,479	112,042
CapLease, Inc.	20,764	82,848
Capstead Mortgage Corp.	23,615	314,316
CBL & Associates Properties, Inc.	43,758	643,680
Cedar Shopping Centers, Inc.	15,864	58,380
Cogdell Spencer, Inc.	13,952	59,575
Colonial Properties Trust	25,479	535,569
Colony Financial, Inc.	9,367	144,533
CommonWealth REIT	25,454	523,334
Coresite Realty Corp.	6,070	97,727
Corporate Office Properties Trust	20,397	546,436
Cousins Properties, Inc.	25,533	184,348
CreXus Investment Corp.	20,528	191,937
DCT Industrial Trust, Inc.	75,504	340,523
Developers Diversified Realty Corp.	69,328	858,974
DiamondRock Hospitality Co.	51,152	395,916
Douglas Emmett, Inc.	37,624	678,737
Duke Realty Corp.	77,506	919,996
DuPont Fabros Technology, Inc.	18,823	435,752
EastGroup Properties, Inc.	8,294	335,161
Education Realty Trust, Inc.	22,308	200,772
Entertainment Properties Trust	14,136	595,550
Equity Lifestyle Properties, Inc.	12,016	828,143
Equity One, Inc.	17,963	323,514
Essex Property Trust, Inc.	10,012	1,437,223
Extra Space Storage, Inc.	27,456	590,304
FelCor Lodging Trust, Inc. *	38,026	130,429
First Industrial Realty Trust, Inc. *	24,425	230,572
First Potomac Realty Trust	15,418	199,663
Forest City Enterprises, Inc., Class A *	37,351	496,395
Forestar Group, Inc. *	11,024	138,792
Franklin Street Properties Corp.	22,694	295,930
Getty Realty Corp.	8,649	164,417
Glimcher Realty Trust	30,335	258,151
Government Properties Income Trust	10,582	247,830
Hatteras Financial Corp.	22,308	615,924
Healthcare Realty Trust, Inc.	22,220	388,628
Hersha Hospitality Trust	44,710	165,874
Highwoods Properties, Inc.	21,811	714,528
Home Properties, Inc.	12,012	803,242
Hospitality Properties Trust	38,038	893,132
Hudson Pacific Properties, Inc.	6,327	88,135
Inland Real Estate Corp.	23,379	189,604
Invesco Mortgage Capital	33,748	595,315
Investors Real Estate Trust	24,357	189,497
iStar Financial, Inc. *	27,801	199,889
Kennedy-Wilson Holdings, Inc.	9,129	105,988
Kilroy Realty Corp.	17,732	633,564
Kite Realty Group Trust	17,265	74,067
LaSalle Hotel Properties	23,552	442,778
Lexington Realty Trust	41,765	308,226
LTC Properties, Inc.	9,049	244,232
Mack-Cali Realty Corp.	26,598	828,528
Medical Properties Trust, Inc.	34,064	364,144
MFA Financial, Inc.	105,323	788,869
Mid-America Apartment Communities, Inc.	11,444	818,017
National Health Investors, Inc.	7,722	352,895
National Retail Properties, Inc.	26,312	717,265
NorthStar Realty Finance Corp.	28,664	109,496
OMEGA Healthcare Investors, Inc.	30,984	562,360
Parkway Properties, Inc.	7,040	95,603
Pebblebrook Hotel Trust	15,074	242,239
Pennsylvania Real Estate Investment Trust	16,915	174,394
Pennymac Mortgage Investment Trust	8,248	140,546
Post Properties, Inc.	15,158	633,604
Potlatch Corp.	12,344	414,265
PS Business Parks, Inc.	6,292	343,984
Ramco-Gershenson Properties Trust	12,120	125,442
Redwood Trust, Inc.	21,232	266,674
Retail Opportunity Investments Corp.	12,281	137,424
RLJ Lodging Trust *	8,443	111,954
Sabra Healthcare REIT, Inc.	10,604	123,908
Saul Centers, Inc.	2,381	84,240

See financial notes 87

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Senior Housing Properties Trust	43,758	1,041,003
Sovran Self Storage, Inc.	8,368	340,075
Starwood Property Trust, Inc.	28,314	523,809
Strategic Hotels & Resorts, Inc. *	42,469	203,002
Summit Hotel Properties, Inc.	8,553	70,819
Sun Communities, Inc.	6,006	231,471
Sunstone Hotel Investors, Inc. *	35,224	212,753
Tanger Factory Outlet Centers, Inc.	24,882	699,931
Taubman Centers, Inc.	17,446	1,005,413
Tejon Ranch Co. *	4,596	124,965
The Howard Hughes Corp. *	11,491	621,548
The St. Joe Co. *(a)	28,314	522,110
Two Harbors Investment Corp.	39,754	380,446
U-Store-It Trust	26,739	287,177
Universal Health Realty Income Trust	4,004	149,830
Urstadt Biddle Properties, Class A	6,717	112,913
Walter Investment Management Corp.	7,915	196,688
Washington Real Estate Investment Trust	20,878	645,965
Weingarten Realty Investors	36,894	899,107
Winthrop Realty Trust	7,646	78,142

		44,699,297

Retailing 5.1%
1-800-FLOWERS.COM, Inc., Class A *	1,518	3,780
99 Cents Only Stores *	16,353	304,493
Aaron’s, Inc.	22,615	602,464
Aeropostale, Inc. *	24,545	274,413
America’s Car-Mart, Inc. *	3,718	111,726
Ann, Inc. *	15,754	371,322
Asbury Automotive Group, Inc. *	9,971	187,555
Ascena Retail Group, Inc. *	20,306	577,097
Audiovox Corp., Class A *	5,801	37,184
Barnes & Noble, Inc.	12,870	171,686
bebe stores, Inc.	10,672	73,210
Big 5 Sporting Goods Corp.	6,138	45,605
Big Lots, Inc. *	23,452	795,023
Blue Nile, Inc. *	4,595	178,424
Brown Shoe Co., Inc.	14,157	116,512
Cabela’s, Inc. *	12,976	304,287
Charming Shoppes, Inc. *	30,941	98,083
Chico’s FAS, Inc.	54,454	758,000
Christopher & Banks Corp.	10,340	49,218
Citi Trends, Inc. *	4,468	52,097
Coldwater Creek, Inc. *	8,093	8,579
Collective Brands, Inc. *	19,271	259,966
Core-Mark Holding Co., Inc. *	3,718	132,063
Dillard’s, Inc., Class A	13,442	622,096
DSW, Inc., Class A *	7,531	349,514
Express, Inc.	17,160	327,584
Foot Locker, Inc.	47,762	996,793
Francesca’s Holdings Corp. *	2,860	65,580
Fred’s, Inc., Class A	11,503	131,709
Gaiam, Inc., Class A	3,199	11,964
Genesco, Inc. *	7,722	409,420
GNC Holdings, Inc., Class A *	6,646	160,833
Gordmans Stores, Inc. *	1,595	23,765
Group 1 Automotive, Inc.	7,436	310,453
Haverty Furniture Cos., Inc.	6,090	72,166
hhgregg, Inc. *(a)	7,041	77,310
Hibbett Sports, Inc. *	8,346	312,641
HomeAway, Inc. *	2,574	107,696
Hot Topic, Inc.	13,635	112,898
HSN, Inc. *	12,448	400,079
Jos. A. Bank Clothiers, Inc. *	8,308	425,785
Kirkland’s, Inc. *	5,194	48,096
LKQ Corp. *	45,188	1,156,813
Lumber Liquidators Holdings, Inc. *	7,290	110,371
MarineMax, Inc. *	7,017	47,645
Monro Muffler Brake, Inc.	9,294	367,392
New York & Co., Inc. *	11,440	40,040
NutriSystem, Inc.	8,466	108,280
Office Depot, Inc. *	85,228	221,593
OfficeMax, Inc. *	26,202	164,287
Orbitz Worldwide, Inc. *	4,149	10,538
Overstock.com, Inc. *	3,579	37,472
Pacific Sunwear Of California, Inc. *	20,020	31,031
Penske Automotive Group, Inc.	13,863	252,861
PetMed Express, Inc.	7,531	76,289
Pier 1 Imports, Inc. *	35,987	384,341
RadioShack Corp.	32,267	419,794
Rent-A-Center, Inc.	19,350	545,283
Rue21, Inc. *	4,956	124,197
Saks, Inc. *	36,979	357,957
Sally Beauty Holdings, Inc. *	29,327	495,626
Select Comfort Corp. *	16,655	264,481
Shoe Carnival, Inc. *	2,781	70,387
Shutterfly, Inc. *	9,438	506,443
Signet Jewelers Ltd. *	26,312	1,024,589
Sonic Automotive, Inc., Class A	11,442	158,815
Stage Stores, Inc.	11,308	184,660
Stamps.com, Inc.	3,955	77,676
Stein Mart, Inc.	7,798	55,210
Systemax, Inc. *	1,474	19,899
Teavana Holdings, Inc. *	1,716	44,530
The Buckle, Inc.	8,300	327,020
The Cato Corp., Class A	8,533	216,568
The Children’s Place Retail Stores, Inc. *	8,027	344,519
The Finish Line, Inc., Class A	15,400	309,540
The Men’s Wearhouse, Inc.	16,016	463,023
The Pep Boys-Manny, Moe & Jack	16,340	161,439
The Talbots, Inc. *(a)	6,080	17,875
The Wet Seal, Inc., Class A *	31,460	158,558
Tractor Supply Co.	22,308	1,369,042
Ulta Salon, Cosmetics & Fragrance, Inc. *	15,444	912,432
Vitamin Shoppe, Inc. *	7,541	334,066
Williams-Sonoma, Inc.	29,172	965,885
Zumiez, Inc. *	6,730	124,438

		23,542,074

Semiconductors & Semiconductor Equipment 3.8%
Advanced Analogic Technologies, Inc. *	11,338	68,028
Advanced Energy Industries, Inc. *	11,545	115,335
Amkor Technology, Inc. *	30,411	132,288
ANADIGICS, Inc. *	20,733	57,430
Applied Micro Circuits Corp. *	19,996	113,777
ATMI, Inc. *	9,640	165,133
Brooks Automation, Inc. *	20,166	190,770

88 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Cabot Microelectronics Corp. *	7,246	288,101
Cavium Networks, Inc. *	15,158	487,936
CEVA, Inc. *	7,150	190,190
Cirrus Logic, Inc. *	20,911	317,429
Cohu, Inc.	7,294	80,890
Cymer, Inc. *	8,584	347,309
Cypress Semiconductor Corp. *	51,248	811,768
Diodes, Inc. *	10,386	207,928
DSP Group, Inc. *	6,117	39,577
Entegris, Inc. *	40,573	305,109
Entropic Communications, Inc. *	20,685	92,876
Exar Corp. *	9,859	59,746
Fairchild Semiconductor International, Inc. *	39,468	523,346
FEI Co. *	11,756	376,074
FormFactor, Inc. *	15,613	123,187
GT Advanced Technologies, Inc. *	38,460	469,597
Hittite Microwave Corp. *	8,347	453,409
Inphi Corp. *	6,113	49,149
Integrated Device Technology, Inc. *	46,128	261,084
International Rectifier Corp. *	21,164	482,328
Intersil Corp., Class A	37,766	424,112
IXYS Corp. *	8,204	98,448
Kopin Corp. *	20,044	75,766
Kulicke & Soffa Industries, Inc. *	21,942	190,895
Lattice Semiconductor Corp. *	34,462	194,021
LTX-Credence Corp. *	15,115	86,004
MaxLinear, Inc., Class A *	4,270	24,553
Micrel, Inc.	15,963	161,386
Microsemi Corp. *	26,351	409,231
MIPS Technologies, Inc. *	14,578	81,637
MKS Instruments, Inc.	15,850	368,037
Monolithic Power Systems, Inc. *	10,422	131,630
Netlogic Microsystems, Inc. *	20,893	627,208
Novellus Systems, Inc. *	27,456	767,944
OmniVision Technologies, Inc. *	16,350	300,840
Pericom Semiconductor Corp. *	7,105	55,277
PMC-Sierra, Inc. *	70,288	428,054
Power Integrations, Inc.	8,866	284,953
Rambus, Inc. *	29,763	345,548
RF Micro Devices, Inc. *	81,984	509,121
Rubicon Technology, Inc. *(a)	5,470	70,481
Rudolph Technologies, Inc. *	9,951	67,766
Semtech Corp. *	19,734	420,926
Sigma Designs, Inc. *	9,412	75,861
Silicon Image, Inc. *	23,640	126,001
Silicon Laboratories, Inc. *	13,510	467,041
Spansion, Inc., Class A *	9,648	144,816
Standard Microsystems Corp. *	7,040	147,981
Supertex, Inc. *	3,645	71,114
Teradyne, Inc. *	54,925	664,593
Tessera Technologies, Inc. *	15,512	218,409
Trident Microsystems, Inc. *	13,858	5,751
TriQuint Semiconductor, Inc. *	49,142	372,496
Ultratech, Inc. *	7,672	156,662
Varian Semiconductor Equipment Associates, Inc. *	22,880	1,402,201
Veeco Instruments, Inc. *	12,345	448,864
Vitesse Semiconductor Corp. *	5,135	17,562
Volterra Semiconductor Corp. *	7,473	151,328

		17,404,312

Software & Services 7.5%
ACI Worldwide, Inc. *	10,582	316,508
Actuate Corp. *	14,300	91,091
Acxiom Corp. *	25,083	275,161
Advent Software, Inc. *	10,037	232,758
Ancestry.com, Inc. *	9,304	332,246
AOL, Inc. *	32,271	502,782
Archipelago Learning, Inc. *	3,000	27,870
Ariba, Inc. *	28,437	771,496
Aspen Technology, Inc. *	28,700	481,873
Bankrate, Inc. *	6,292	104,762
Blackbaud, Inc.	13,532	338,841
Blackboard, Inc. *	10,651	449,579
Booz Allen Hamilton Holding Corp. *	5,100	81,804
Bottomline Technologies, Inc. *	10,032	230,435
BroadSoft, Inc. *	6,755	204,339
CACI International, Inc., Class A *	9,231	508,259
Cadence Design Systems, Inc. *	82,354	760,951
Carbonite, Inc. *	1,144	16,943
Cass Information Systems, Inc.	2,597	93,959
CIBER, Inc. *	16,735	54,891
CommVault Systems, Inc. *	12,330	418,110
Compuware Corp. *	66,642	563,791
comScore, Inc. *	7,874	125,590
Concur Technologies, Inc. *	14,872	621,947
Constant Contact, Inc. *	9,152	175,078
Convergys Corp. *	33,328	354,943
CoreLogic, Inc. *	34,284	391,523
Cornerstone OnDemand, Inc. *(a)	3,125	48,500
CSG Systems International, Inc. *	10,348	138,249
DealerTrack Holdings, Inc. *	12,701	237,763
Deltek, Inc. *	5,258	34,703
Demand Media, Inc. *	10,296	89,060
DemandTec, Inc. *	8,524	56,088
Dice Holdings, Inc. *	15,534	156,738
Digital River, Inc. *	12,152	244,498
DST Systems, Inc.	11,230	526,912
EarthLink, Inc.	33,176	244,839
Ebix, Inc. *(a)	9,800	160,524
Echo Global Logistics, Inc. *(a)	4,823	67,522
Envestnet, Inc. *	2,452	28,983
EPIQ Systems, Inc.	9,600	120,192
Euronet Worldwide, Inc. *	14,732	239,690
Exlservice Holdings, Inc. *	4,870	126,377
Fair Isaac Corp.	12,329	315,006
FalconStor Software, Inc. *	7,723	25,254
FleetCor Technologies, Inc. *	4,294	121,993
Forrester Research, Inc.	4,290	144,573
Fortinet, Inc. *	28,590	546,927
Gartner, Inc. *	25,454	906,672
Global Cash Access Holdings, Inc. *	5,960	17,880
Heartland Payment Systems, Inc.	11,520	247,795
iGate Corp.	7,813	87,662
InfoSpace, Inc. *	10,592	101,260
Interactive Intelligence Group *	4,576	147,896
Internap Network Services Corp. *	15,999	82,875
IntraLinks Holdings, Inc. *	15,281	143,183
j2 Global Communications, Inc. *	14,014	447,747
Jack Henry & Associates, Inc.	26,510	775,152
JDA Software Group, Inc. *	12,884	340,266
Kenexa Corp. *	6,864	144,487

See financial notes 89

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Limelight Networks, Inc. *	17,978	45,125
Lionbridge Technologies, Inc. *	13,741	41,086
Liquidity Services, Inc. *	6,138	147,312
LivePerson, Inc. *	14,097	165,640
LogMeIn, Inc. *	4,612	144,125
LoopNet, Inc. *	9,115	160,059
Manhattan Associates, Inc. *	6,620	236,268
ManTech International Corp., Class A	6,625	248,371
Marchex, Inc., Class B	6,095	61,316
MAXIMUS, Inc.	10,296	380,849
Mentor Graphics Corp. *	33,779	377,987
MICROS Systems, Inc., Class A *	24,882	1,185,876
MicroStrategy, Inc., Class A *	2,609	320,594
ModusLink Global Solutions, Inc.	10,555	43,592
MoneyGram International, Inc. *	22,571	58,008
Monotype Imaging Holdings, Inc. *	7,110	83,258
Motricity, Inc. *(a)	12,066	28,114
Move, Inc. *	43,333	77,999
NCI, Inc., Class A *	2,235	36,542
NetScout Systems, Inc. *	10,122	139,684
NetSuite, Inc. *	9,152	294,237
NeuStar, Inc., Class A *	22,976	574,400
NIC, Inc.	19,558	227,264
OpenTable, Inc. *	5,436	331,542
OPNET Technologies, Inc.	4,290	148,005
Parametric Technology Corp. *	35,837	645,066
Pegasystems, Inc.	4,930	199,221
Perficient, Inc. *	9,156	80,573
Progress Software Corp. *	20,356	424,016
QLIK Technologies, Inc. *	17,460	443,135
Quest Software, Inc. *	19,380	333,917
QuinStreet, Inc. *	8,433	101,702
RealD, Inc. *(a)	11,726	164,750
RealNetworks, Inc.	6,069	56,138
RealPage, Inc. *	9,481	197,394
Renaissance Learning, Inc.	2,882	44,844
Responsys, Inc. *	2,053	29,892
RightNow Technologies, Inc. *	7,875	258,221
Rosetta Stone, Inc. *	3,645	49,025
S1 Corp. *	15,658	143,897
Sapient Corp.	34,034	365,185
SciQuest, Inc. *	5,137	76,901
ServiceSource International, Inc. *	6,312	114,058
Smith Micro Software, Inc. *	8,852	16,730
Solarwinds, Inc. *	12,298	304,621
Solera Holdings, Inc.	21,736	1,274,816
Sourcefire, Inc. *	8,870	244,989
SS&C Technologies Holdings, Inc. *	6,613	109,048
Stream Global Services, Inc. *	10,682	29,269
SuccessFactors, Inc. *	24,104	563,069
Synchronoss Technologies, Inc. *	9,154	248,623
Syntel, Inc.	4,608	210,862
Take-Two Interactive Software, Inc. *	26,123	345,346
Taleo Corp., Class A *	12,138	313,282
Tangoe, Inc. *	2,002	22,162
TechTarget *	4,967	31,739
TeleCommunication Systems, Inc., Class A *	14,300	54,197
TeleNav, Inc. *	6,278	58,072
TeleTech Holdings, Inc. *	9,364	166,117
The Active Network, Inc. *	3,463	56,031
The Ultimate Software Group, Inc. *	8,580	434,062
THQ, Inc. *	18,056	35,209
TiVo, Inc. *	38,038	403,203
TNS, Inc. *	8,051	136,545
Travelzoo, Inc. *(a)	2,292	83,727
Tyler Technologies, Inc. *	9,956	251,190
Unisys Corp. *	11,883	209,022
United Online, Inc.	25,014	135,576
ValueClick, Inc. *	25,118	384,305
VASCO Data Security International, Inc. *	7,819	55,593
VeriFone Systems, Inc. *	30,888	1,087,875
Verint Systems, Inc. *	5,565	159,048
VirnetX Holding Corp. *(a)	12,586	270,473
VistaPrint N.V. *	12,112	356,456
Vocus, Inc. *	5,800	124,874
WebMD Health Corp. *	18,018	636,756
Websense, Inc. *	11,102	228,368
Wright Express Corp. *	11,817	497,968
XO Group, Inc. *	8,965	81,044
Zillow, Inc. *(a)	572	21,267

		34,571,518

Technology Hardware & Equipment 4.9%
ADTRAN, Inc.	20,306	630,704
Aeroflex Holding Corp. *	5,329	46,789
Anaren, Inc. *	4,609	91,396
Anixter International, Inc.	8,934	527,195
Arris Group, Inc. *	38,170	416,816
Aruba Networks, Inc. *	25,508	544,086
Aviat Networks, Inc. *	15,799	41,077
Avid Technology, Inc. *	9,135	89,888
AVX Corp.	15,866	207,845
Bel Fuse, Inc., Class B	3,410	59,129
Benchmark Electronics, Inc. *	18,552	251,380
BigBand Networks, Inc. *	11,621	16,618
Black Box Corp.	5,486	135,614
Blue Coat Systems, Inc. *	13,171	193,350
Brightpoint, Inc. *	19,509	185,921
Calix, Inc. *	10,525	155,560
Checkpoint Systems, Inc. *	12,191	185,669
Ciena Corp. *	28,605	350,125
Cognex Corp.	11,554	369,728
Coherent, Inc. *	7,722	341,390
Comtech Telecommunications Corp.	8,112	225,838
CTS Corp.	10,157	97,507
Daktronics, Inc.	12,063	116,287
DG Fastchannel, Inc. *	7,802	170,864
Diebold, Inc.	20,478	586,490
Digi International, Inc. *	7,066	88,820
DTS, Inc. *	5,259	161,556
Echelon Corp. *	9,462	79,008
EchoStar Corp., Class A *	12,385	301,575
Electro Rent Corp.	5,800	85,782
Electro Scientific Industries, Inc. *	7,385	111,661
Electronics for Imaging, Inc. *	13,979	198,642
Emulex Corp. *	26,830	184,859
Extreme Networks, Inc. *	28,314	78,430
Fabrinet *	5,778	95,279
FARO Technologies, Inc. *	4,601	174,700
Finisar Corp. *	27,362	505,103
Fusion-io, Inc. *(a)	3,873	96,980

90 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Harmonic, Inc. *	34,578	164,591
Imation Corp. *	10,527	73,057
Infinera Corp. *	29,394	220,896
Insight Enterprises, Inc. *	14,272	268,599
InterDigital, Inc.	13,504	950,682
Intermec, Inc. *	14,835	109,334
Intevac, Inc. *	6,427	52,766
IPG Photonics Corp. *	8,294	480,886
Itron, Inc. *	12,356	492,016
Ixia *	14,813	127,244
KEMET Corp. *	11,309	104,269
Lexmark International, Inc., Class A *	24,024	767,807
Littelfuse, Inc.	6,922	321,112
Loral Space & Communications, Inc. *	3,732	211,194
Maxwell Technologies, Inc. *	8,495	147,218
Mercury Computer Systems, Inc. *	8,629	120,029
Meru Networks, Inc. *(a)	3,308	30,235
Methode Electronics, Inc.	11,363	111,017
MTS Systems Corp.	4,726	170,703
Multi-Fineline Electronix, Inc. *	2,991	56,919
National Instruments Corp.	28,886	734,571
NeoPhotonics Corp. *	2,320	14,152
NETGEAR, Inc. *	11,168	310,582
Newport Corp. *	11,752	152,071
Novatel Wireless, Inc. *	8,274	27,718
Oclaro, Inc. *	14,911	63,372
Oplink Communications, Inc. *	6,043	99,891
Opnext, Inc. *	13,728	21,965
OSI Systems, Inc. *	5,764	224,220
Park Electrochemical Corp.	5,804	143,649
Plantronics, Inc.	14,724	471,904
Plexus Corp. *	11,442	304,128
Power-One, Inc. *(a)	16,555	125,156
Pulse Electronics Corp.	11,611	39,013
QLogic Corp. *	32,555	454,793
Quantum Corp. *	68,792	134,144
Rofin-Sinar Technologies, Inc. *	9,152	211,320
Rogers Corp. *	4,889	243,814
Sanmina-SCI Corp. *	24,734	190,946
ScanSource, Inc. *	8,294	256,699
SeaChange International, Inc. *	8,428	66,244
ShoreTel, Inc. *	7,250	50,605
Silicon Graphics International Corp. *	9,134	145,505
Sonus Networks, Inc. *	60,682	157,166
STEC, Inc. *	12,734	120,909
Stratasys, Inc. *	6,446	149,160
Super Micro Computer, Inc. *	7,635	104,714
Sycamore Networks, Inc.	6,111	105,048
Symmetricom, Inc. *	12,720	69,451
Synaptics, Inc. *	10,010	244,544
SYNNEX Corp. *	7,538	198,551
Tech Data Corp. *	14,586	686,709
Tekelec *	18,700	134,640
Tellabs, Inc.	101,183	412,827
TTM Technologies, Inc. *	16,205	181,010
Universal Display Corp. *	12,298	603,463
UTStarcom Holdings Corp. *	38,058	52,901
ViaSat, Inc. *	12,652	449,146
Vishay Intertechnology, Inc. *	46,685	532,209
Vishay Precision Group, Inc. *	3,961	59,415
X-Rite, Inc. *	6,668	24,405
Zebra Technologies Corp., Class A *	16,636	597,731

		22,550,696

Telecommunication Services 1.1%
AboveNet, Inc.	7,154	439,828
Alaska Communications Systems Group, Inc. (a)	14,158	107,601
Atlantic Tele-Network, Inc.	3,146	104,447
Boingo Wireless, Inc. *	1,815	15,881
Cbeyond, Inc. *	9,643	89,583
Cincinnati Bell, Inc. *	62,348	211,360
Cogent Communications Group, Inc. *	13,882	196,847
Consolidated Communications Holdings, Inc.	8,120	155,173
Fairpoint Communications, Inc. *	6,723	43,094
General Communication, Inc., Class A *	10,585	93,995
Global Crossing Ltd. *	9,438	268,511
Globalstar, Inc. *	14,354	11,746
Hawaiian Telcom Holdco, Inc. *	2,860	57,915
IDT Corp., Class B	5,036	110,037
Iridium Communications, Inc. *	13,531	99,994
Leap Wireless International, Inc. *	19,263	174,138
Level 3 Communications, Inc. *	529,100	952,380
Neutral Tandem, Inc. *	10,200	121,278
NTELOS Holdings Corp.	8,719	171,328
PAETEC Holding Corp. *	39,754	223,020
Premiere Global Services, Inc. *	16,016	133,894
Shenandoah Telecommunications Co.	7,532	103,414
tw telecom, Inc. *	46,618	899,261
USA Mobility, Inc.	7,222	109,558
Vonage Holdings Corp. *	40,221	145,600

		5,039,883

Transportation 2.4%
Alaska Air Group, Inc. *	11,217	647,557
Alexander & Baldwin, Inc.	12,870	546,074
Allegiant Travel Co. *	4,637	217,707
AMERCO *	2,002	146,767
AMR Corp. *	100,963	365,486
Arkansas Best Corp.	7,759	160,223
Atlas Air Worldwide Holdings, Inc. *	8,010	393,131
Avis Budget Group, Inc. *	31,492	414,120
Baltic Trading Ltd.	3,803	19,548
Celadon Group, Inc. *	6,214	72,828
Con-way, Inc.	17,160	439,124
Dollar Thrifty Automotive Group, Inc. *	8,009	531,397
Eagle Bulk Shipping, Inc. *(a)	14,457	28,047
Forward Air Corp.	9,024	256,372
Genco Shipping & Trading Ltd. *(a)	9,638	68,430
Genesee & Wyoming, Inc., Class A *	11,816	613,723
Hawaiian Holdings, Inc. *	13,583	56,777
Heartland Express, Inc.	16,932	257,366
Hub Group, Inc., Class A *	11,533	363,174
JetBlue Airways Corp. *	75,325	327,664
Kirby Corp. *	16,588	913,004
Knight Transportation, Inc.	17,922	271,518
Landstar System, Inc.	14,872	602,167
Marten Transport Ltd.	4,898	90,025
Old Dominion Freight Line, Inc. *	14,191	455,815

See financial notes 91

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Pacer International, Inc. *	8,581	38,786
Patriot Transportation Holding, Inc. *	2,426	54,512
RailAmerica, Inc. *	6,865	93,707
Republic Airways Holdings, Inc. *	13,442	43,014
Roadrunner Transportation Systems, Inc. *	3,742	57,477
Ryder System, Inc.	15,758	741,887
SkyWest, Inc.	16,096	205,224
Spirit Airlines, Inc. *	4,918	59,410
Swift Transporation Co. *	22,067	190,218
Universal Truckload Services, Inc. *	1,722	26,364
US Airways Group, Inc. *	49,478	276,582
UTI Worldwide, Inc.	30,870	418,134
Werner Enterprises, Inc.	15,914	370,478
Wesco Aircraft Holdings, Inc. *	6,578	80,975
Zipcar, Inc. *(a)	2,288	48,117

		10,962,929

Utilities 3.1%
ALLETE, Inc.	8,940	349,196
American States Water Co.	5,784	205,332
Avista Corp.	17,059	432,958
Black Hills Corp.	12,298	376,319
California Water Service Group	13,442	253,785
Central Vermont Public Service Corp.	4,004	139,419
CH Energy Group, Inc.	4,905	275,612
Chesapeake Utilities Corp.	2,871	117,108
Cleco Corp.	18,661	663,025
Connecticut Water Service, Inc.	2,589	68,764
Dynegy, Inc. *	30,841	135,700
El Paso Electric Co.	13,156	455,066
GenOn Energy, Inc. *	232,263	706,080
Great Plains Energy, Inc.	41,193	805,323
Hawaiian Electric Industries, Inc.	28,945	695,259
IDACORP, Inc.	15,444	589,961
MGE Energy, Inc.	7,264	306,178
Middlesex Water Co.	4,586	83,419
New Jersey Resources Corp.	12,662	596,507
Nicor, Inc.	14,014	779,178
Northwest Natural Gas Co.	8,580	387,988
NorthWestern Corp.	11,156	378,300
Ormat Technologies, Inc.	5,390	91,414
Piedmont Natural Gas Co., Inc.	21,891	676,432
PNM Resources, Inc.	24,004	359,100
Portland General Electric Co.	22,808	550,129
SJW Corp.	4,029	93,956
South Jersey Industries, Inc.	9,197	473,922
Southwest Gas Corp.	14,300	529,386
The Empire District Electric Co.	12,471	258,773
The Laclede Group, Inc.	6,436	255,509
UIL Holdings Corp.	15,256	518,094
Unisource Energy Corp.	11,256	426,152
Unitil Corp.	3,146	82,268
Vectren Corp.	24,646	674,561
WGL Holdings, Inc.	15,444	638,764

		14,428,937

Total Common Stock
(Cost $473,326,273)		461,135,840

Other Investment Company 0.1% of net assets

Money Fund 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	375,606	375,606

Total Other Investment Company
(Cost $375,606)		375,606

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Forest Laboratories, Inc. (b)(c)	5,521	—

Total Rights
(Cost $—)		—

End of Investments

Collateral Invested for Securities on Loan 1.4% of net assets

State Street Navigator Securities Lending Prime Portfolio	6,301,754	6,301,754

Total Collateral Invested for Securities on Loan
(Cost $6,301,754)		6,301,754

End of Collateral Invested for Securities on Loan

At 8/31/11, the tax basis cost of the fund’s investments was $474,444,070 and the unrealized appreciation and depreciation were $38,909,115 and ($51,841,739), respectively, with a net unrealized depreciation of ($12,932,624).

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

92 See financial notes

 Schwab U.S. Small-Cap ETF

Statement of
Assets and Liabilities
As of August 31, 2011

Assets

Investments, at value including securities on loan of $6,105,694 (cost $473,701,879)		$461,511,446
Collateral invested for securities on loan		6,301,754
Receivables:
Investments sold		1,339,501
Dividends		337,208
Income from securities on loan		36,048
Interest	+	37

Total assets		469,525,994

Liabilities

Collateral held for securities on loan		6,301,754
Payables:
Investments bought		696,460
Investment adviser fees	+	4,852

Total liabilities		7,003,066

Net Assets

Total assets		469,525,994
Total liabilities	−	7,003,066

Net assets		$462,522,928

Net Assets by Source
Capital received from investors		475,854,766
Net investment income not yet distributed		508,004
Net realized capital losses		(1,649,409)
Net unrealized capital losses		(12,190,433)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$462,522,928		14,300,001		$32.34

See financial notes 93

 Schwab U.S. Small-Cap ETF

Statement of
Operations
For September 1, 2010 through August 31, 2011

Investment Income

Dividends (net of foreign withholding tax of $321)		$5,217,358
Interest		1,256
Securities on loan	+	187,374

Total investment income		5,405,988

Expenses

Investment adviser fees		539,999

Total expenses	−	539,999

Net investment income		4,865,989

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(1,243,873)
Net realized gains on in-kind redemptions	+	18,160,274

Net realized gains		16,916,401
Net unrealized gains on investments	+	9,815,575

Net realized and unrealized gains		26,731,976

Net increase in net assets resulting from operations		$31,597,965

94 See financial notes

 Schwab U.S. Small-Cap ETF

Statements of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/10-8/31/11			10/30/09*-8/31/10
Net investment income		$4,865,989	$1,132,581
Net realized gains		16,916,401	5,754,921
Net unrealized gains (losses)	+	9,815,575	(22,006,008)

Net increase (decrease) in net assets resulting from operations		31,597,965	(15,118,506)

Distributions to Shareholders

Distributions from net investment income		($4,559,215)	($881,000)

Transactions in Fund Shares

		9/1/10-8/31/11		10/30/09*-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold		9,400,000	$323,402,760	9,300,001	$265,207,908
Shares Redeemed	+	(2,400,000)	(81,228,190)	(2,000,000)	(55,898,794)

Net transactions in fund shares		7,000,000	$242,174,570	7,300,001	$209,309,114

Shares Outstanding and Net Assets

		9/1/10-8/31/11		10/30/09*-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,300,001	$193,309,608	—	$—
Total increase	+	7,000,000	269,213,320	7,300,001	193,309,608

End of period		14,300,001	$462,522,928	7,300,001	$193,309,608

Net investment income not yet distributed			$508,004		$256,193

*	Commencement of operations.

See financial notes 95

 Schwab U.S. ETFs

Financial Notes

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009)	Schwab International Equity ETF
Schwab U.S. Broad Market ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Large-Cap ETF	Schwab Emerging Markets Equity ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. TIPS ETF
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Short-Term U.S. Treasury ETF
Schwab U.S. Mid-Cap ETF	Schwab U.S. Intermediate-Term U.S. Treasury ETF
Schwab U.S. Small-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. REIT ETF

The funds issue and redeem shares at their net assets value (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each fund will approximate its NAV, there may be times when the market price and the NAV vary significantly.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of their financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

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Financial Notes (continued)

2. Significant Accounting Policies (continued):

The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of August 31, 2011:

Schwab U.S. Broad Market ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$740,486,515	$—	$—	$740,486,515
Other Investment Company(a)	363,311	—	—	363,311

Total	$740,849,826	$—	$—	$740,849,826

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,347,260	$—	$—	$1,347,260

(a)	As categorized in Portfolio Holdings.

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Financial Notes (continued)

2. Significant Accounting Policies (continued):

Schwab U.S. Large-Cap ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$613,936,500	$—	$—	$613,936,500
Other Investment Company(a)	254,597	—	—	254,597

Total	$614,191,097	$—	$—	$614,191,097

Other Financial Instruments
Collateral Invested for Securities on Loan	$537,882	$—	$—	$537,882

(a)	As categorized in Portfolio Holdings.

Schwab U.S. Large-Cap Growth ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$308,685,714	$—	$—	$308,685,714
Other Investment Company(a)	106,442	—	—	106,442

Total	$308,792,156	$—	$—	$308,792,156

Other Financial Instruments
Collateral Invested for Securities on Loan	$370,810	$—	$—	$370,810

(a)	As categorized in Portfolio Holdings.

Schwab U.S. Large-Cap Value ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$240,880,739	$—	$—	$240,880,739
Other Investment Company(a)	150,974	—	—	150,974

Total	$241,031,713	$—	$—	$241,031,713

Other Financial Instruments
Collateral Invested for Securities on Loan	$139,531	$—	$—	$139,531

(a)	As categorized in Portfolio Holdings.

Schwab U.S. Mid-Cap ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$79,402,117	$—	$—	$79,402,117
Other Investment Company(a)	47,361	—	—	47,361

Total	$79,449,478	$—	$—	$79,449,478

Other Financial Instruments
Collateral Invested for Securities on Loan	$257,980	$—	$—	$257,980

(a)	As categorized in Portfolio Holdings.

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Financial Notes (continued)

2. Significant Accounting Policies (continued):

Schwab U.S. Small-Cap ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$461,135,840	$—	$—	$461,135,840
Other Investment Company(a)	375,606	—	—	375,606
Rights(a)	—	—	—	—

Total	$461,511,446	$—	$—	$461,511,446

Other Financial Instruments
Collateral Invested for Securities on Loan	$6,301,754	$—	$—	$6,301,754

(a)	As categorized in Portfolio Holdings.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1 and Level 2 for the year ended August 31, 2011.

(b) Portfolio Investments:

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or Foreign Sovereign, or letters of credit issued by a bank. The initial collateral received by the fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in the fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

The value of the securities on loan as of August 31, 2011 and the value of the related collateral are disclosed in the Portfolio Holdings and the Statements of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund within the trust are charged directly to that fund. The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.

(f) Distributions to Shareholders:

The funds make distributions from net investment income every quarter and net realized capital gains, if any, once a year.

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Financial Notes (continued)

2. Significant Accounting Policies (continued):

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(j) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing transfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited.

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

3. Risk Factors:

Investing in the funds may involve certain risks, as described in the funds’ prospectus, including, but not limited to, those described below:

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investments in a fund will fluctuate, which means that the investors could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Historically, small and mid company stocks have been riskier than large company stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during

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Financial Notes (continued)

3. Risk Factors (continued):

market upturns and downturns. Smaller companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds, large-cap stocks and mid-cap stocks — a fund’s performance, to the extent invested in small-cap stocks, also will lag those other types of investments.

The funds are not actively managed. Therefore, the funds follow the stocks included in the index during upturns as well as downturns. Because of its indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance is normally below that of the index.

Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, these funds are subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because these funds use a sampling approach, they may not track the return of the index as well as they would if the funds purchased all of the equity securities in the index.

A fund’s returns may not match the return of its index due to differences between a fund’s securities and those in the index. Tracking error also may be attributable to a fund’s inability to match the securities’ weighting to its index or due to regulatory, operational or liquidity constraints. A fund also incurs fees and expenses while the index does not, which may result in tracking error.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

To the extent that the funds’ or the indices’ portfolios are concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the funds may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

A fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of the fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between CSIM and the trust.

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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Schwab U.S.		Schwab U.S.	Schwab U.S.
Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab
Market ETF	Large-Cap ETF	Growth ETF	Value ETF	Mid-Cap ETF	Small-Cap ETF

0.06%	0.08%	0.13%	0.13%	0.13%	0.13%

The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.

The funds may engage in certain transactions involving affiliates, including investing in outstanding shares of The Charles Schwab Corporation. Below is a summary of investing and income activity involving The Charles Schwab Corporation during the period ended August 31, 2011:

	Balance
	of Shares			Balance		Realized	Dividends
	Held at			of Shares	Market	Gain (Loss)	Received
	Beginning	Gross	Gross	Held at	Value at	During	During
Fund	of Period	Additions	Sales	8/31/11	8/31/11	Period	Period

Schwab U.S. Broad Market ETF	22,134	36,556	(6,028)	52,662	$649,323	$10,615	$9,999
Schwab U.S. Large-Cap ETF	25,882	32,568	(5,998)	52,452	646,733	13,382	9,267
Schwab U.S. Large-Cap Growth ETF	22,422	38,055	(6,717)	53,760	662,861	(1,656)	10,125

The funds may engage in direct transactions with certain other Schwab ETFs when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. During the period ended August 31, 2011, there were no security transactions with other Schwab ETFs.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:

SEI Investments Distribution Co. (the “Distributor”) is the principal underwriter and distributor of shares of the funds.

State Street Bank and Trust Company serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street Bank and Trust Company also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:

The Trust’s Board of Trustees oversees the general conduct of the trust and the funds. Trustees may include people who are officers and/or directors of the investment adviser or an affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their service as trustees.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street Bank and Trust Company. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

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Financial Notes (continued)

7. Borrowing from Banks (continued):

There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended August 31, 2011, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab U.S. Broad Market ETF	$27,724,267	$20,122,153
Schwab U.S. Large-Cap ETF	27,415,595	22,446,622
Schwab U.S. Large-Cap Growth ETF	28,921,116	25,834,166
Schwab U.S. Large-Cap Value ETF	13,938,799	12,634,049
Schwab U.S. Mid-Cap ETF	6,893,592	5,614,824
Schwab U.S. Small-Cap ETF	63,227,257	43,135,813

9. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The in-kind transactions for the period ended August 31, 2011 were as follows:

	In-kind Purchases of Securities	In-kind Sales of Securities

Schwab U.S. Broad Market ETF	$522,337,735	$88,344,837
Schwab U.S. Large-Cap ETF	377,025,642	71,195,504
Schwab U.S. Large-Cap Growth ETF	208,302,347	28,264,472
Schwab U.S. Large-Cap Value ETF	164,019,363	10,540,588
Schwab U.S. Mid-Cap ETF	122,737,699	34,228,020
Schwab U.S. Small-Cap ETF	316,639,597	76,730,110

For period ended August 31, 2011, certain funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2011 are disclosed in the funds’ Statements of Operations.

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Financial Notes (continued)

10. Federal Income Taxes

As of August 31, 2011, the components of distributable earnings on a tax-basis were as follows.

	Schwab U.S.		Schwab U.S.	Schwab U.S.
	Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.
	Market ETF	Large-Cap ETF	Growth ETF	Value ETF	Mid-Cap ETF	Small-Cap ETF

Undistributed ordinary income	$2,274,167	$2,078,342	$670,813	$1,146,891	$122,040	$528,418
Undistributed long-term capital gains	—	—	—	—	—	—
Unrealized appreciation	44,072,605	37,690,923	24,167,318	12,508,870	1,192,925	38,909,115
Unrealized depreciation	(50,531,441)	(39,014,345)	(18,277,242)	(14,449,234)	(11,540,841)	(51,841,739)
Net unrealized appreciation/(depreciation)	(6,458,836)	(1,323,422)	5,890,076	(1,940,364)	(10,347,916)	(12,932,624)

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales and Real Estate Investment Trusts (REITS).

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of August 31, 2011, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration date:

	Schwab U.S.		Schwab U.S.	Schwab U.S.
	Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.
Expiration Date	Market ETF	Large-Cap ETF	Growth ETF	Value ETF	Mid-Cap ETF	Small-Cap ETF

August 31, 2019	$—	$721,062	$691,441	$295,384	$—	$927,632
No expiration	—	—	—	—	218,695	—

For tax purposes, realized net capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2011, capital losses deferred for each fund were as follows:

	Schwab U.S.		Schwab U.S.	Schwab U.S.
	Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.
	Market ETF	Large-Cap ETF	Growth ETF	Value ETF	Mid-Cap ETF	Small-Cap ETF

Deferred capital losses	$—	$457,674	$1,015,808	$250,819	$—	$—

The tax-basis components of distributions paid during the current and prior fiscal years were:

	Schwab U.S.		Schwab U.S.	Schwab U.S.
	Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.
	Market ETF	Large-Cap ETF	Growth ETF	Value ETF	Mid-Cap ETF	Small-Cap ETF

Current period distributions
Ordinary Income	$9,531,396	$8,109,371	$1,857,920	$4,010,596	$326,850	$4,559,215
Long-term capital gains	—	—	—	—	—	—

Prior period distributions
Ordinary Income	1,831,500	1,572,500	297,500	572,500	—	881,000
Long-term capital gains	—	—	—	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; in-kind transactions; capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

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Financial Notes (continued)

10. Federal Income Taxes (continued):

The permanent book and tax basis differences may result in reclassifications between capital accounts and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of August 31, 2011, the funds made the following reclassifications:

	Schwab U.S.		Schwab U.S.	Schwab U.S.
	Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.
	Market ETF	Large-Cap ETF	Growth ETF	Value ETF	Mid-Cap ETF	Small-Cap ETF

Capital shares	$18,394,138	$15,494,199	$6,312,800	$1,141,607	$737,138	$18,150,070
Undistributed net investment income	1,338	—	(6,307)	—	—	(54,963)
Net realized gains and losses	(18,395,476)	(15,494,199)	(6,306,493)	(1,141,607)	(737,138)	(18,095,107)

Management has reviewed the funds’ tax positions taken for its open income tax period ended August 31, 2011, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

For the period ended August 31, 2011, the following funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 9) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

	Schwab U.S.		Schwab U.S.	Schwab U.S.
	Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.
	Market ETF	Large-Cap ETF	Growth ETF	Value ETF	Mid-Cap ETF	Small-Cap ETF

Net realized gains and losses reclassified to paid in capital	$18,372,078	$15,514,832	$6,326,175	$1,139,645	$745,824	$18,160,274

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab U.S. Broad Market ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF and Schwab U.S. Small-Cap ETF (six of the funds constituting Schwab Strategic Trust, hereafter referred to as the “Funds”) at August 31, 2011, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
October 14, 2011

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Other Federal Tax Information (unaudited)

For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the period ended August 31, 2011 qualify for the corporate dividends received deduction:

Schwab U.S. Broad Market ETF	93.02%
Schwab U.S. Large-Cap ETF	99.94%
Schwab U.S. Large-Cap Growth ETF	100.00%
Schwab U.S. Large-Cap Value ETF	100.00%
Schwab U.S. Mid-Cap ETF	82.42%
Schwab U.S. Small-Cap ETF	80.13%

For the period ended August 31, 2011, the funds designated the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2011 via IRS form 1099 of the amount for use in preparing their 2010 income tax return.

Schwab U.S. Broad Market ETF	$11,317,273
Schwab U.S. Large-Cap ETF	8,963,168
Schwab U.S. Large-Cap Growth ETF	2,500,464
Schwab U.S. Large-Cap Value ETF	4,710,622
Schwab U.S. Mid-Cap ETF	366,402
Schwab U.S. Small-Cap ETF	3,871,840

Under Section 852 (b)(3)(C) of the Internal Revenue Code, the Schwab U.S. Broad Market ETF hereby designates $21,919 as long-term capital gain dividends for the fiscal year ended August 31, 2011.

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Other Information (unaudited)

Frequency Distribution of Discounts and Premiums
Bid/Offer Midpoint vs. NAV as of August 31, 2011

The following charts are provided to show the frequency at which the daily market price on the NYSE Arca, Inc. (“Exchange”), the secondary market for shares of each fund, was at a discount or premium to such fund’s daily NAV. The market price of each fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time that the fund’s NAV is calculated (referred to as the “Bid/Offer Midpoint”). Each fund’s Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of each fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis Points	Basis Points	Basis Points	Basis Points	Basis Points	Basis Points

Schwab U.S. Broad Market ETF
Commencement of trading 11/3/09 through 8/31/11	1	—	—	—	—	—

Schwab U.S. Large-Cap ETF
Commencement of trading 11/3/09 through 8/31/11	—	—	—	—	—	—

Schwab U.S. Large-Cap Growth ETF
Commencement of trading 12/11/10 through 8/31/11	—	—	—	—	—	—

Schwab U.S. Large-Cap Value ETF
Commencement of trading 12/11/10 through 8/31/11	—	—	—	—	—	—

Schwab U.S. Mid-Cap ETF
Commencement of trading 01/13/11 through 8/31/11	—	—	—	—	—	—

Schwab U.S. Small-Cap ETF
Commencement of trading 11/03/09 through 8/31/11	—	—	—	—	—	—

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds a meeting each year that is dedicated, in part, to considering whether to renew the investment advisory agreement between Schwab Strategic Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF and Schwab U.S. Small-Cap ETF (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at a meeting held on August 4, 2011, and approved the renewal of the Agreement with respect to the Funds for an additional one year term. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable exchange-traded funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Funds, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such

 109

evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s operating expense ratio, in comparison to those of other comparable exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

110

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 87 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired. Consulting Managing Director, PIMCO (investment adviser) (January 2003 – December 2008); Managing Director, PIMCO (February 1999 – December 2002); President and Trustee, PIMCO Funds and PIMCO Variable Insurance Trust (investments) (February 1994 – May 2005).	17	Independent Director and Chairman of Corporate Governance/Nominating Committee, PS Business Parks, Inc. (2005 – present).
Trustee and member of Nominating/Corporate Governance Committee, PIMCO Funds (investment company consisting of 84 portfolios) (1997 – 2008).
Trustee and member of Nominating/Corporate Governance Committee, PIMCO Variable Insurance Trust (investment company consisting of 16 portfolios) (1997 – 2008).
Director and Chairman, PIMCO Strategic Global Government Fund (investment company consisting of one portfolio) (1997 – 2008).
Director, PCM Fund, Inc. (investment company consisting of one portfolio) (1997 – 2008).

Mark A. Goldfarb 1952 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Founder and Managing Director, SS&G Financial Services (financial services) (May 1987 – present).	17	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (June 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	17	None

 111

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	87	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President, Chief Executive Officer and Chief Investment Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer, and Chief Investment Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies State Street Research (August 2003 – Jan. 2005).

112

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Secretary (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (Oct. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Oct. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Oct. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary, Schwab ETFs (May 2011 – present).

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Trust’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he is an employee of Schwab and/or the investment adviser. In addition to his employment with the investment adviser and Schwab, Mr. Bettinger also owns stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 113

Glossary

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bid The highest price at which someone is willing to buy a security.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

liquidity The ability to convert a security or asset quickly into cash.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

primary market The market that deals with the issuance of new securities.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

114

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab ETFtm direct investors:  1-800-435-4000

© 2011 Schwab ETFs. All rights reserved.

 115

Notes

Schwab ETFstmare designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market, making each a solid investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFs

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab U.S. Aggregate Bond ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR57932-01

Annual report dated August 31, 2011, enclosed.

Schwab International ETFs

Schwab International
Equity ETFtm

Schwab International Small-Cap
Equity ETFtm

Schwab Emerging Markets
Equity ETFtm

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Schwab International ETFs

Annual Report
August 31, 2011

Schwab International
Equity ETFtm

Schwab International Small-Cap
Equity ETFtm

Schwab Emerging Markets
Equity ETFtm

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Return for the Report Period*

Schwab International Equity ETFtm (Ticker Symbol: SCHF)

NAV Return[1]	11.04%
Market Price Return[1]	11.22%
FTSE Developed ex-US Index	11.20%
ETF Category: Morningstar Foreign Large-Cap Blend[2]	11.08%

Performance Details	pages 6-7

Schwab International Small-Cap Equity ETFtm (Ticker Symbol: SCHC)

NAV Return[1]	19.52%
Market Price Return[1]	18.54%
FTSE Developed Small Cap ex-US Liquid Index	19.47%
ETF Category: Morningstar Foreign Small/Mid Growth[2]	16.11%

Performance Details	pages 8-9

Schwab Emerging Markets Equity ETFtm (Ticker Symbol: SCHE)

NAV Return[1]	8.31%
Market Price Return[1]	8.33%
FTSE All-Emerging Index	8.31%
ETF Category: Morningstar Diversified Emerging Markets[2]	6.44%

Performance Details	pages 10-11

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF. Shares are bought and sold at market price (not NAV). Brokerage commissions will reduce returns.

Index ownership — “FTSE®” is a trademark jointly owned by the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	The report period covers the 12 months beginning September 1, 2010 through August 31, 2011.

[1]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.

[2]	The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

2 Schwab International ETFs

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

During the 12-month period that ended August 31, 2011, stock markets experienced significant volatility in the face of global economic concerns and uncertainty. After posting strong gains earlier in the reporting period, international and domestic equities dipped sharply in the latter months of the period as fears of a double-dip recession emerged.

In late 2010 and early 2011, international economies and equity markets rebounded from the 2008 financial crisis as many countries experienced robust economic growth, boosted by strong corporate earnings. But later in 2011, the pleasant ride of positive investment returns got bumpy. Consumers in the United States continued to decrease their buying or borrowing for big-ticket items like cars and new homes, which stimulated debate about whether a reluctant U.S. consumer would tip the world’s economy into another recession.

At the same time, Europe’s continuing sovereign debt woes dampened investment in stocks. Stock markets labored under worries that a default on Greece’s sovereign debt could destabilize some European banks and that debt issues in Portugal, Italy, or Spain might lead to further financial instability across the globe. As European leaders tangled over how to solve the crisis, concerns were renewed that either government funding problems or the austerity plans designed to avoid them might stop global economic expansion.

These concerns combined to spark a global sell-off in stocks in August as markets appeared to forecast another worldwide recession. As stock market returns fell, U.S. stocks outperformed some sectors of the global market that

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

18.50%	S&P 500® Index: measures U.S. large-cap stocks

22.19%	Russell 2000® Index: measures U.S. small-cap stocks

10.50%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

4.62%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.11%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab International ETFs 3

From the President continued

Despite the dip in global stock markets, major equity indices ended the 12-month period in positive territory.

had previously been the market leaders. For example, in contrast to the strong performance of emerging markets in late 2010, large-cap stocks in developed countries outperformed emerging markets during the August market weakness.

Despite the dip in global stock markets, major equity indices nevertheless ended the 12-month period in positive territory. For example, large- and mid-cap international stocks gained 11.20%, as measured by the FTSE Developed ex-US Index, while emerging markets returned 8.31%, as measured by the FTSE All Emerging Index. The FTSE Developed Small Cap ex-US Liquid Index of approximately 2,000 international small cap stocks gained 19.47%.

Thank you for investing in the Schwab International ETFs. Please review the following pages for details about each fund’s characteristics, investment performance, and objectives.

We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabetfs.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indexes are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Schwab International ETFs

Fund Management

Agnes Hong, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the funds. Prior to joining the firm in September 2009, she worked for five years as a portfolio manager for a major asset management firm. Prior to that, she worked in strategy and management consulting for five years. In addition, she also worked as a senior product manager servicing global financial services clients.

Ferian Juwono, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the funds. Prior to joining the firm in May 2010, he was a portfolio manager at a major asset management firm for three years. Before that position, he was a senior business analyst at a major financial firm for nearly two years. In addition, he was a senior financial analyst at a regional banking firm for four years.

Schwab International ETFs 5

Schwab International Equity ETF™

The Schwab International Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Developed ex-US Index (the index). The index is comprised of large and mid capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large and mid capitalization universe as approximately the top 90% of the eligible universe. The fund invests in a representative sample of securities included in the index that collectively has a similar profile to the index. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.

During the 12-month period that ended August 31, 2011, the fund’s market price return was 11.22% and its NAV return was 11.04%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page.) The index returned 11.20% during the same period.

Most countries reported positive returns for the fund and the index. New Zealand was the best performing market for the fund and the index, while Greece was the worst performing market, generating negative returns. The United Kingdom, with an average weight of over 17%, was the best contributor to fund and index returns. Italy, with an average weight of over 2%, was the biggest detractor from fund and index returns.

As of 8/31/11:

 Statistics

Number of Holdings	987
Weighted Average Market Cap ($ x 1,000,000)	$45,070
Price/Earnings Ratio (P/E)	11.6
Price/Book Ratio (P/B)	1.0
Portfolio Turnover Rate	6%

 Sector Weightings % of Investments

Financials	23.5%
Industrials	12.2%
Materials	12.0%
Consumer Staples	10.2%
Consumer Discretionary	10.0%
Energy	9.3%
Health Care	7.8%
Information Technology	5.5%
Telecommunication Services	5.4%
Utilities	4.1%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Nestle S.A. - Reg’d	1.7%
HSBC Holdings plc	1.2%
Novartis AG - Reg’d	1.1%
Vodafone Group plc	1.1%
BHP Billiton Ltd.	1.0%
BP plc	1.0%
Royal Dutch Shell plc, A Shares	0.9%
GlaxoSmithKline plc	0.9%
Roche Holding AG	0.9%
Total S.A.	0.8%
Total	10.6%

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

6 Schwab International ETFs

 Schwab International Equity ETFtm

Performance Summary as of 8/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

November 3, 2009 – August 31, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	1 Year	Since Inception*

Fund: Schwab International Equity ETFtm (11/3/09)
NAV Return[2]	11.04%	3.95%
Market Price Return[2]	11.22%	3.99%
FTSE Developed ex-US Index	11.20%	4.22%
ETF Category: Morningstar Foreign Large Blend[3]	11.08%	5.41%

Fund Expense Ratio4: 0.13%

 Country Weightings % of Investments

Japan	17.4%
United Kingdom	16.1%
Canada	9.3%
France	8.5%
Australia	7.5%
Switzerland	7.0%
Germany	6.5%
Republic of Korea	4.7%
Hong Kong	4.1%
Netherlands	3.6%
Other Countries	15.3%
Total	100.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principals, or from economic or political instability in other nations.

Index ownership — “FTSE®” is a trademark jointly owned by the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab International ETFs 7

Schwab International Small-Cap Equity ETF™

The Schwab International Small-Cap Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Developed Small Cap ex-US Liquid Index (the index). The index is comprised of small capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The fund invests in a representative sample of securities included in the index that collectively has a similar profile to the index. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.

During the 12-month period that ended August 31, 2011, the fund’s market price return was 18.54% and its NAV return was 19.52%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page.) The index returned 19.47% during the same period.

Most countries reported positive returns for the fund and the index. New Zealand and South Korea were two of the best performing markets for the fund and the index, while Greece was the worst performing market, generating negative returns. Canada, with an average weight of over 18%, was the best contributor to fund and index returns. Greece, with an average weight of less than 1%, was the biggest detractor from fund and index returns.

As of 8/31/11:

 Statistics

Number of Holdings	943
Weighted Average Market Cap ($ x 1,000,000)	$2,125
Price/Earnings Ratio (P/E)	14.8
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate	18%

 Sector Weightings % of Investments

Industrials	22.4%
Financials	17.1%
Materials	15.7%
Consumer Discretionary	15.4%
Energy	8.1%
Information Technology	7.6%
Consumer Staples	6.1%
Health Care	4.6%
Utilities	2.0%
Telecommunication Services	0.9%
Others	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Subsea 7 S.A.	0.5%
Onex Corp.	0.4%
Hyundai Marine & Fire insurance Co., Ltd.	0.4%
Luk Fook Holdings International Ltd.	0.4%
Athabasca Oil Sands Corp.	0.4%
New Gold, Inc.	0.4%
The Weir Group plc	0.4%
Metro, Inc., A Shares	0.4%
Franco-Nevada Corp.	0.3%
Rhodia S.A.	0.3%
Total	3.9%

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

8 Schwab International ETFs

 Schwab International Small-Cap Equity ETFtm

Performance Summary as of 8/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

January 14, 2010 – August 31, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	1 Year	Since Inception*

Fund: Schwab International Small-Cap Equity ETFtm (1/14/10)
NAV Return[2]	19.52%	7.49%
Market Price Return[2]	18.54%	7.20%
FTSE Developed Small Cap ex-US Liquid Index	19.47%	8.00%
ETF Category: Morningstar Foreign Small/Mid Growth[3]	16.11%	4.84%

Fund Expense Ratio4: 0.35%

 Country Weightings % of Investments

United Kingdom	16.9%
Canada	16.4%
Japan	13.7%
Australia	7.0%
Germany	5.4%
Switzerland	5.3%
France	5.2%
Republic of Korea	4.6%
Hong Kong	3.9%
Sweden	3.1%
Other Countries	18.5%
Total	100.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principals, or from economic or political instability in other nations.

Investments in smaller companies typically exhibit higher volatility.

Index ownership — “FTSE®” is a trademark jointly owned by the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab International ETFs 9

Schwab Emerging Markets Equity ETF™

The Schwab Emerging Markets Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE All-Emerging Index (the index). The index is comprised of large and mid capitalization companies in emerging market countries, as defined by the index provider. The index defines the large and mid capitalization universe as approximately the top 90% of the eligible universe. The fund invests in a representative sample of securities included in the index that collectively has a similar profile to the index. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.

During the 12-month period that ended August 31, 2011, the fund’s market price return was 8.33% and its NAV return was 8.31%. (For an explanation of the market price and NAV returns, please refer to footnote 2 on the following page.) The index returned 8.31% during the same period.

Most countries reported positive returns for the fund and the index. Thailand and Indonesia were two of the best performing markets for the fund and the index, while Turkey and Egypt were two of the worst performing markets, generating negative returns. South Africa, with an average weight of over 9%, was the best contributor to fund and index returns. India, with an average weight of over 11%, was the biggest detractor from fund and index returns.

As of 8/31/11:

 Statistics

Number of Holdings	537
Weighted Average Market Cap ($ x 1,000,000)	$31,956
Price/Earnings Ratio (P/E)	11.6
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate	9%

 Sector Weightings % of Investments

Financials	25.7%
Energy	16.0%
Materials	15.1%
Telecommunication Services	9.5%
Information Technology	8.1%
Consumer Staples	7.8%
Industrials	6.1%
Consumer Discretionary	5.7%
Utilities	3.7%
Health Care	1.1%
Other	1.2%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Petroleo Brasileiro S.A. ADR	2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1.8%
China Mobile Ltd.	1.7%
Gazprom ADR	1.6%
Petroleo Brasileiro S.A. ADR	1.5%
Vale S.A. ADR	1.5%
America Movil S.A.B. de C.V., Series L	1.5%
China Construction Bank Corp., H Shares	1.5%
Companhia de Bebidas das Americas ADR	1.3%
Vale S.A. ADR	1.3%
Total	15.8%

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

10 Schwab International ETFs

 Schwab Emerging Markets Equity ETFtm

Performance Summary as of 8/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

January 14, 2010 – August 31, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	1 Year	Since Inception*

Fund: Schwab Emerging Markets Equity ETFtm (1/14/10)
NAV Return[2]	8.31%	3.28%
Market Price Return[2]	8.33%	3.48%
FTSE All-Emerging Index	8.31%	3.77%
ETF Category: Morningstar Diversified Emerging Markets[3]	6.44%	3.65%

Fund Expense Ratio4: 0.25%

 Country Weightings % of Investments

Brazil	18.9%
China	16.3%
Taiwan	12.4%
India	10.2%
South Africa	10.1%
Russia	6.9%
Mexico	5.7%
Malaysia	4.5%
Indonesia	3.3%
Chile	2.1%
Other Countries	9.6%
Total	100.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principals, or from economic or political instability in other nations.

Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume.

Index ownership — “FTSE®” is a trademark jointly owned by the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab International ETFs 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as brokerage commissions and redemption fees; and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2011 and held through August 31, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any redemption fees and brokerage commissions you may pay when purchasing or redeeming shares of the fund. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 3/1/11	at 8/31/11	3/1/11–8/31/11

Schwab International Equity ETFtm
Actual Return	0.13%	$1,000	$895.30	$0.62
Hypothetical 5% Return	0.13%	$1,000	$1,024.55	$0.66

Schwab International Small-Cap Equity ETFtm
Actual Return	0.35%	$1,000	$924.60	$1.70
Hypothetical 5% Return	0.35%	$1,000	$1,023.44	$1.79

Schwab Emerging Markets Equity ETFtm
Actual Return	0.25%	$1,000	$944.30	$1.23
Hypothetical 5% Return	0.25%	$1,000	$1,023.95	$1.28

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

12 Schwab International ETFs

Schwab International Equity ETF™

Financial Statements

Financial Highlights

	9/1/10–	10/30/09[1]–
	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	23.82	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.68	0.38
Net realized and unrealized gains (losses)	1.96 [2]	(1.52)

Total from investment operations	2.64	(1.14)
Less distributions:
Distributions from net investment income	(0.47)	(0.04)

Net asset value at end of period	25.99	23.82

Total return (%)	11.04	(4.57)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	0.14	[4,5]
Gross operating expenses	0.13	0.14	[4]
Net investment income (loss)	3.10	2.94	[4]
Portfolio turnover rate[6]	6	6	[3]
Net assets, end of period ($ x 1,000)	634,208	285,869

1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 Effective June 14, 2010, the annual operating expense was reduced. The ratio presented for period ended 8/31/10 is a blended rate.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 13

 Schwab International Equity ETF

Portfolio Holdings as of August 31, 2011

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

98.9%	Common Stock	647,614,688	626,871,058
0.3%	Preferred Stock	1,810,471	2,145,375
0.0%	Other Investment Company	128,597	128,597

99.2%	Total Investments	649,553,756	629,145,030
0.3%	Collateral Invested for Securities on Loan	1,824,249	1,824,249
0.5%	Other Assets and Liabilities, Net		3,238,417

100.0%	Net Assets		634,207,696

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Australia 7.5%

Banks 2.1%
Australia & New Zealand Banking Group Ltd.	122,976	2,672,218
Bank of Queensland Ltd.	11,712	93,821
Bendigo & Adelaide Bank Ltd.	22,936	214,929
Commonwealth Bank of Australia	80,032	4,132,951
National Australia Bank Ltd.	111,264	2,826,433
Westpac Banking Corp.	152,256	3,359,008

		13,299,360

Capital Goods 0.0%
GWA Group Ltd.	42,700	104,264
Leighton Holdings Ltd.	6,206	134,787

		239,051

Commercial & Professional Services 0.1%
Brambles Ltd.	85,156	613,761
Downer EDI Ltd.	33,916	124,586

		738,347

Consumer Services 0.2%
Crown Ltd.	33,184	296,035
Echo Entertainment Group Ltd. *	65,880	278,689
Flight Centre Ltd.	4,636	98,554
TABCORP Holdings Ltd.	65,880	198,258
Tatts Group Ltd.	195,444	485,601

		1,357,137

Diversified Financials 0.2%
ASX Ltd.	10,980	341,247
Challenger Ltd.	22,936	120,360
IOOF Holdings Ltd.	20,740	140,599
Macquarie Group Ltd.	14,640	405,138

		1,007,344

Energy 0.5%
Aquila Resources Ltd. *	4,392	30,103
Energy Resources of Australia Ltd. *	33,428	144,273
New Hope Corp., Ltd.	19,520	106,197
Origin Energy Ltd.	56,510	857,560
Paladin Energy Ltd. *	15,372	34,572
Santos Ltd.	43,920	552,675
Woodside Petroleum Ltd.	26,361	993,178
WorleyParsons Ltd.	11,956	348,276

		3,066,834

Food & Staples Retailing 0.6%
Metcash Ltd.	75,396	327,826
Wesfarmers Ltd.	45,628	1,502,609
Wesfarmers Ltd., Price Protected Shares	10,492	352,149
Woolworths Ltd.	55,388	1,495,995

		3,678,579

Food, Beverage & Tobacco 0.2%
Coca-Cola Amatil Ltd.	46,360	584,868
Foster’s Group Ltd.	125,660	670,187
Treasury Wine Estates Ltd. *	41,877	159,660

		1,414,715

Health Care Equipment & Services 0.1%
Cochlear Ltd.	1,952	158,293
Ramsay Health Care Ltd.	3,660	69,770
Sonic Healthcare Ltd.	15,372	193,436

		421,499

Insurance 0.3%
AMP Ltd.	139,125	674,952
Insurance Australia Group Ltd.	125,416	408,315
QBE Insurance Group Ltd.	34,892	527,631
Suncorp Group Ltd.	32,940	288,567

		1,899,465

Materials 2.1%
Adelaide Brighton Ltd.	27,572	82,679
Alumina Ltd.	103,944	195,921
Amcor Ltd.	91,012	653,045
BHP Billiton Ltd.	151,036	6,428,027
Boral Ltd.	29,036	114,745
DuluxGroup Ltd.	16,836	47,961
Fortescue Metals Group Ltd.	100,040	648,184
Gunns Ltd. *(a)(b)	41,724	9,160
Iluka Resources Ltd.	36,112	633,483
Incitec Pivot Ltd.	94,672	383,251
Newcrest Mining Ltd.	26,840	1,156,959
Nufarm Ltd. *	12,444	51,042
OneSteel Ltd.	61,000	97,992
Orica Ltd.	16,836	423,176
OZ Minerals Ltd.	13,384	169,136
Rio Tinto Ltd.	21,960	1,705,531
Sims Metal Management Ltd.	11,224	183,911

		12,984,203

Media 0.0%
Consolidated Media Holdings Ltd.	37,332	94,754

14 See financial notes

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	32,696	984,644

Real Estate 0.6%
CFS Retail Property Trust	205,936	395,882
Commonwealth Property Office Fund	266,960	274,465
Dexus Property Group	300,852	277,090
Goodman Group	247,660	172,400
GPT Group	103,772	346,740
Lend Lease Group	34,445	309,867
Mirvac Group	157,868	203,728
Stockland	142,740	457,074
Westfield Group	125,416	1,093,319
Westfield Retail Trust	125,416	351,903

		3,882,468

Software & Services 0.0%
Computershare Ltd.	31,232	258,887

Telecommunication Services 0.1%
Telstra Corp., Ltd.	179,584	582,747

Transportation 0.1%
Asciano Group	124,928	209,384
MAP Group	23,650	79,783
Transurban Group	108,824	602,538

		891,705

Utilities 0.1%
AGL Energy Ltd.	30,744	509,684

		47,311,423

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	13,673	499,050
Raiffeisen Bank International Holding AG	7,076	295,045

		794,095

Capital Goods 0.0%
Strabag SE	2,684	93,905

Energy 0.1%
OMV AG	8,784	347,798

Insurance 0.0%
Vienna Insurance Group AG	2,196	102,569

Materials 0.1%
Voestalpine AG	9,028	348,880

Real Estate 0.0%
Immofinanz AG *	44,952	161,158

Telecommunication Services 0.0%
Telekom Austria AG	10,736	119,488

		1,967,893

Belgium 0.7%

Banks 0.1%
Dexia S.A. *	52,095	122,560
KBC GROEP N.V.	10,492	297,596

		420,156

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	4,392	355,260

Food & Staples Retailing 0.1%
Colruyt S.A.	4,880	256,001
Delhaize Group	1,220	81,996

		337,997

Food, Beverage & Tobacco 0.2%
Anheuser-Busch InBev N.V.	38,064	2,107,235

Insurance 0.0%
Ageas	138,104	278,379

Materials 0.1%
Solvay S.A.	1,708	210,038
Umicore	5,368	260,385

		470,423

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	7,076	317,357

Telecommunication Services 0.0%
Belgacom S.A.	7,076	232,694

		4,519,501

Canada 9.2%

Automobiles & Components 0.0%
Magna International, Inc.	5,000	190,162

Banks 2.2%
Bank of Montreal	24,400	1,532,096
Bank of Nova Scotia	48,800	2,721,342
Canadian Imperial Bank of Commerce	24,400	1,906,386
Royal Bank of Canada	73,200	3,751,888
The Toronto-Dominion Bank	48,800	3,866,172

		13,777,884

Capital Goods 0.2%
Bombardier, Inc., B Shares	97,600	476,098
Finning International, Inc.	24,400	624,067

		1,100,165

Energy 2.4%
Cameco Corp.	24,400	567,175
Canadian Natural Resources Ltd.	48,800	1,846,500
Cenovus Energy, Inc.	48,800	1,766,651
Crescent Point Energy Corp.	5,000	227,284
Enbridge, Inc.	48,800	1,621,926
EnCana Corp.	48,800	1,241,147
Husky Energy, Inc.	24,400	608,347
Imperial Oil Ltd.	24,400	1,002,101
MEG Energy Corp. *	5,100	245,547
Nexen, Inc.	24,400	522,011
Pacific Rubiales Energy Corp.	6,600	162,596
Suncor Energy, Inc.	73,200	2,349,047
Talisman Energy, Inc.	48,800	816,951
TransCanada Corp.	48,800	2,113,993

		15,091,276

Food & Staples Retailing 0.1%
Shoppers Drug Mart Corp.	24,400	992,369

Food, Beverage & Tobacco 0.2%
Saputo, Inc.	24,400	1,007,590

Insurance 0.6%
Great-West Lifeco, Inc.	24,400	548,959
Manulife Financial Corp.	97,600	1,336,467

See financial notes 15

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Power Corp. of Canada	24,400	591,130
Power Financial Corp.	24,400	669,231
Sun Life Financial, Inc.	24,400	662,245

		3,808,032

Materials 2.2%
Agnico-Eagle Mines Ltd.	1,600	110,757
Agrium, Inc.	2,000	171,764
Barrick Gold Corp.	52,700	2,686,603
Eldorado Gold Corp.	7,600	151,635
First Quantum Minerals Ltd.	6,500	160,132
Goldcorp, Inc.	48,800	2,545,176
IAMGOLD Corp.	7,100	146,886
Ivanhoe Mines Ltd. *	28,285	651,118
Kinross Gold Corp.	48,800	849,889
Osisko Mining Corp. *	24,400	357,323
Potash Corp. of Saskatchewan, Inc.	52,360	3,023,210
Silver Wheaton Corp.	24,400	968,414
Teck Resources Ltd., Class B	33,500	1,490,259
Yamana Gold, Inc.	24,400	386,767

		13,699,933

Media 0.2%
Shaw Communications, Inc., B Shares	24,400	558,941
Thomson Reuters Corp.	24,400	755,817

		1,314,758

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International, Inc.	10,400	466,902

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	24,400	726,124
Brookfield Office Properties, Inc.	48,800	822,940

		1,549,064

Software & Services 0.1%
CGI Group, Inc., A Shares *	24,400	495,061

Technology Hardware & Equipment 0.1%
Research In Motion Ltd. *	25,400	822,899

Telecommunication Services 0.3%
BCE, Inc.	24,400	982,638
Rogers Communications, Inc., B Shares	24,400	948,452

		1,931,090

Transportation 0.3%
Canadian National Railway Co.	24,400	1,797,343
Canadian Pacific Railway Ltd.	7,110	408,924

		2,206,267

		58,453,452

China 0.1%

Consumer Durables & Apparel 0.0%
Anta Sports Products Ltd.	3,000	4,090

Materials 0.1%
China Zhongwang Holdings Ltd. (c)	97,600	42,976
Fosun International	122,000	84,887
Hidili Industry International Development Ltd.	46,000	24,271

		152,134

Real Estate 0.0%
Agile Property Holdings Ltd.	58,000	78,479
Greentown China Holdings Ltd.	15,500	11,680

		90,159

Retailing 0.0%
Golden Eagle Retail Group Ltd.	20,000	50,323

Technology Hardware & Equipment 0.0%
Foxconn International Holdings Ltd. *(c)	37,000	18,429

		315,135

Denmark 0.9%

Banks 0.1%
Danske Bank A/S *	53,328	791,617

Capital Goods 0.1%
FLSmidth & Co. A/S	2,684	164,816
Vestas Wind Systems A/S *	12,444	262,171

		426,987

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	6,588	495,339

Health Care Equipment & Services 0.1%
Coloplast A/S, B Shares	1,464	220,009
William Demant Holding A/S *	1,464	121,224

		341,233

Materials 0.1%
Novozymes A/S, B Shares	2,196	322,373

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Novo Nordisk A/S, B Shares	26,108	2,793,123

Transportation 0.1%
AP Moller - Maersk AS, A Shares	23	155,506
AP Moller - Maersk AS, B Shares	45	315,557

		471,063

		5,641,735

Finland 0.8%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	6,832	253,984

Capital Goods 0.2%
Kone Oyj, B Shares	11,712	695,427
Metso Oyj	3,416	129,845
Wartsila Oyj	11,712	326,635

		1,151,907

Energy 0.0%
Neste Oil Oyj	10,248	114,130

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	2,928	113,488

Insurance 0.2%
Sampo Oyj, A Shares	30,988	890,546

Materials 0.1%
Outokumpu Oyj	10,492	105,820
Rautaruukki Oyj	7,808	119,052
Stora Enso Oyj, R Shares	37,576	275,379
UPM-Kymmene Oyj	29,036	381,689

		881,940

16 See financial notes

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Media 0.0%
Sanoma Oyj	3,660	55,332

Technology Hardware & Equipment 0.2%
Nokia Oyj	161,040	1,043,394

Utilities 0.1%
Fortum Oyj	23,912	644,501

		5,149,222

France 8.5%

Automobiles & Components 0.2%
Compagnie Generale des Etablissements Michelin, B Shares	7,676	563,536
PSA Peugeot S.A.	10,248	314,726
Renault S.A.	12,444	507,764

		1,386,026

Banks 0.7%
BNP Paribas	51,484	2,658,923
Credit Agricole S.A.	42,700	419,351
Natixis	47,824	192,042
Societe Generale	37,576	1,263,821

		4,534,137

Capital Goods 1.2%
Alstom S.A.	14,152	658,656
Bouygues S.A.	13,420	516,383
Compagnie de Saint-Gobain	26,352	1,329,284
Eiffage S.A.	3,172	154,823
Legrand S.A.	9,272	369,056
Safran S.A.	10,004	389,262
Schneider Electric S.A.	13,176	1,766,182
Thales S.A.	3,660	135,931
Vallourec S.A.	5,856	528,231
Vinci S.A.	24,644	1,290,673
Wendel	1,708	145,878

		7,284,359

Commercial & Professional Services 0.2%
Bureau Veritas S.A.	3,660	299,159
Edenred	14,640	403,024
Societe BIC S.A.	2,196	213,738

		915,921

Consumer Durables & Apparel 0.8%
Christian Dior S.A.	4,636	674,834
Hermes International	2,196	841,039
LVMH Moet Hennessy Louis Vuitton S.A.	20,008	3,397,846

		4,913,719

Consumer Services 0.2%
Accor S.A.	14,640	528,021
Sodexo	9,272	691,788

		1,219,809

Diversified Financials 0.0%
Eurazeo	2,087	119,158

Energy 0.9%
Compagnie Generale De Geophysique-Veritas *	7,808	196,678
Technip S.A.	5,368	525,252
Total S.A.	104,920	5,135,414

		5,857,344

Food & Staples Retailing 0.2%
Carrefour S.A.	35,136	938,928
Casino Guichard Perrachon S.A.	3,172	264,569

		1,203,497

Food, Beverage & Tobacco 0.5%
Danone S.A.	30,012	2,055,344
Pernod Ricard S.A.	11,486	1,033,596

		3,088,940

Health Care Equipment & Services 0.2%
bioMerieux	976	104,873
Essilor International S.A.	11,224	862,638

		967,511

Household & Personal Products 0.2%
L’Oreal S.A.	13,176	1,437,797

Insurance 0.3%
AXA S.A.	110,793	1,783,431
CNP Assurances	8,784	155,687
SCOR SE	8,540	201,652

		2,140,770

Materials 0.4%
Air Liquide S.A.	13,696	1,785,009
Eramet	732	157,036
Lafarge S.A.	10,980	459,173

		2,401,218

Media 0.4%
Eutelsat Communications	3,172	141,578
JC Decaux S.A. *	2,684	66,681
Lagardere S.C.A.	6,344	217,437
PagesJaunes Groupe (c)	5,124	33,487
Publicis Groupe	6,588	310,505
Societe Television Francaise 1	7,808	124,167
Vivendi	62,464	1,525,758

		2,419,613

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Sanofi	63,684	4,645,127

Real Estate 0.2%
Gecina S.A.	1,220	136,906
Klepierre	4,392	152,557
Unibail-Rodamco SE	4,636	1,004,908

		1,294,371

Retailing 0.1%
PPR	4,880	815,042

Software & Services 0.1%
Atos Origin S.A.	3,172	159,207
Cap Gemini S.A.	7,076	287,863
Dassault Systemes S.A.	2,440	198,491

		645,561

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	138,592	512,431

Telecommunication Services 0.3%
France Telecom S.A. (c)	91,988	1,761,509

Transportation 0.0%
Air France-KLM *	4,880	48,144

See financial notes 17

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Utilities 0.6%
Electricite de France	16,592	509,317
GDF Suez	85,156	2,691,850
Suez Environnement S.A.	20,008	336,328
Veolia Environnement	25,620	427,343

		3,964,838

		53,576,842

Germany 6.1%

Automobiles & Components 0.7%
Bayerische Motoren Werke AG	17,324	1,405,543
Continental AG *	3,416	252,656
Daimler AG - Reg’d	49,377	2,678,073
Volkswagen AG	1,220	185,932

		4,522,204

Banks 0.1%
Commerzbank AG *	189,112	563,354

Capital Goods 0.9%
GEA Group AG	10,492	307,868
Hochtief AG	3,172	226,320
MAN SE	7,808	709,030
Siemens AG - Reg’d	43,432	4,494,900
SMA Solar Technology AG	732	76,410

		5,814,528

Consumer Durables & Apparel 0.1%
Adidas AG	11,712	817,599
Puma AG Rudolf Dassler Sport	488	169,789

		987,388

Consumer Services 0.0%
TUI AG *	17,812	122,586

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	51,240	2,083,785
Deutsche Boerse AG *	10,980	637,972

		2,721,757

Food & Staples Retailing 0.1%
Metro AG	10,736	474,242

Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	10,004	682,306
Fresenius SE	6,100	632,887

		1,315,193

Household & Personal Products 0.1%
Beiersdorf AG	3,904	230,095
Henkel AG & Co. KGaA	4,148	201,326

		431,421

Insurance 0.6%
Allianz SE - Reg’d	23,424	2,419,157
Hannover Rueckversicherung AG - Reg’d	3,172	149,982
Muenchener Rueckversicherungs - Gesellschaft AG - Reg’d	10,004	1,308,869

		3,878,008

Materials 1.0%
BASF SE	41,480	2,966,436
HeidelbergCement AG	10,248	441,619
K+S AG	9,768	689,134
Lanxess AG	3,904	244,119
Linde AG	6,100	936,244
Salzgitter AG	2,440	152,048
ThyssenKrupp AG	19,520	660,746
Wacker Chemie AG	732	106,869

		6,197,215

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg’d	43,188	2,791,354
Merck KGaA	3,172	285,166

		3,076,520

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	50,020	427,575

Software & Services 0.4%
SAP AG	44,896	2,456,368

Telecommunication Services 0.3%
Deutsche Telekom AG - Reg’d	156,648	1,986,121

Transportation 0.1%
Deutsche Lufthansa AG - Reg’d	9,028	153,317
Deutsche Post AG - Reg’d	42,944	658,807

		812,124

Utilities 0.5%
E.ON AG	102,480	2,250,886
RWE AG	20,740	780,877

		3,031,763

		38,818,367

Greece 0.1%

Banks 0.1%
Alpha Bank AE *	23,500	76,468
EFG Eurobank Ergasias SA *	18,385	42,353
National Bank of Greece S.A. ADR	233,264	205,272

		324,093

Consumer Services 0.0%
OPAP S.A.	3,000	36,715

Energy 0.0%
Hellenic Petroleum S.A.	5,000	40,171

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co. S.A. ADR *	7,808	169,043

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A.	16,000	99,058

Utilities 0.0%
Public Power Corp. S.A.	2,000	17,278

		686,358

Hong Kong 4.0%

Automobiles & Components 0.0%
Geely Automobile Holdings Ltd.	110,000	31,491
Xinyi Glass Holdings Co., Ltd.	94,000	55,630

		87,121

Banks 0.4%
BOC Hong Kong Holdings Ltd.	244,000	670,325
Dah Sing Banking Group Ltd.	208,960	238,746

18 See financial notes

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Hang Seng Bank Ltd.	73,200	1,079,725
The Bank of East Asia Ltd.	146,400	579,800

		2,568,596

Capital Goods 0.5%
Hutchison Whampoa Ltd.	244,000	2,336,742
Jardine Matheson Holdings Ltd.	4,000	221,600
Johnson Electric Holdings Ltd.	258,000	137,451
Noble Group Ltd.	294,181	396,401

		3,092,194

Consumer Durables & Apparel 0.0%
C C Land Holdings Ltd.	281,000	80,444
Hutchison Harbour Ring Ltd.	488,000	44,480
Techtronic Industries Co., Ltd.	122,000	117,150

		242,074

Consumer Services 0.2%
China Travel International Investment Hong Kong Ltd.	488,000	91,465
Galaxy Entertainment Group Ltd. *(c)	177,000	441,270
Sands China Ltd. *	97,600	305,719
The Hongkong & Shanghai Hotels Ltd.	122,000	186,062

		1,024,516

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	73,200	1,368,215

Energy 0.0%
Brightoil Petroleum Holdings Ltd.	7,000	2,004

Food, Beverage & Tobacco 0.2%
China Huiyuan Juice Group Ltd.	122,000	53,250
China Mengniu Dairy Co., Ltd.	74,000	264,569
China Yurun Food Group Ltd. (c)	244,000	554,428
Want Want China Holdings Ltd.	488,000	404,701

		1,276,948

Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	122,000	1,043,859

Insurance 0.2%
AIA Group Ltd.	439,200	1,550,519

Materials 0.0%
Fushan International Energy Group Ltd.	108,000	51,022
Huabao International Holdings Ltd. (c)	244,000	188,255
Lee & Man Paper Manufacturing Ltd.	72,000	32,905
Nine Dragons Paper Holdings Ltd.	62,000	44,572

		316,754

Real Estate 1.1%
Cheung Kong (Holdings) Ltd.	70,000	982,201
Chinese Estates Holdings Ltd.	122,000	210,808
Hang Lung Group Ltd.	20,000	116,436
Hang Lung Properties Ltd.	42,000	155,552
Henderson Land Development Co., Ltd.	20,000	115,538
Hongkong Land Holdings Ltd.	244,000	1,415,200
Hopewell Holdings Ltd.	122,000	384,497
Hysan Development Co., Ltd.	31,000	125,160
Kerry Properties Ltd.	10,000	43,070
Kowloon Development Co., Ltd.	25,000	30,457
KWG Property Holding Ltd.	27,000	15,910
New World Development Co., Ltd.	244,000	310,104
Sino Land Co., Ltd.	50,000	76,512
Sun Hung Kai Properties Ltd.	115,000	1,619,521
Swire Pacific Ltd.	30,000	400,146
The Link REIT	122,000	424,435
The Wharf Holdings Ltd.	33,000	210,125
Wheelock & Co., Ltd.	10,000	35,239

		6,670,911

Retailing 0.3%
Belle International Holdings Ltd.	244,000	501,178
Esprit Holdings Ltd.	97,648	273,903
GOME Electrical Appliances Holdings Ltd.	976,000	422,242
Li & Fung Ltd.	120,000	215,979
Lifestyle International Holdings Ltd.	122,000	375,883
Parkson Retail Group Ltd.	244,000	327,645

		2,116,830

Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	24,400	251,842
GCL Poly Energy Holdings Ltd. (c)	337,000	149,256

		401,098

Software & Services 0.1%
Alibaba.com Ltd. (c)	14,000	14,828
Tencent Holdings Ltd.	29,400	698,234

		713,062

Transportation 0.2%
Cathay Pacific Airways Ltd.	62,000	125,438
Hopewell Highway Infrastructure Ltd.	1,464,000	966,020

		1,091,458

Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	22,000	133,447
CLP Holdings Ltd.	90,000	831,873
Hong Kong & China Gas Co., Ltd.	292,200	686,457
Power Assets Holdings Ltd.	50,000	386,410

		2,038,187

		25,604,346

Ireland 0.4%

Banks 0.0%
The Governor & Company of the Bank of Ireland *	244,000	30,915

Commercial & Professional Services 0.1%
Experian plc	48,068	550,607

Food, Beverage & Tobacco 0.0%
Kerry Group plc, A Shares	5,612	218,164

Materials 0.1%
CRH plc	35,624	637,553

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Elan Corp. plc *	37,088	394,621
Shire plc	25,620	828,892

		1,223,513

Transportation 0.0%
Ryanair Holdings plc	11,021	49,667

		2,710,419

See financial notes 19

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Israel 0.6%

Banks 0.1%
Bank Hapoalim B.M.	55,632	231,409
Bank Leumi Le-Israel	47,580	175,717
First International Bank of Israel Ltd. *	6,588	78,879
Israel Discount Bank, A Shares *	44,658	77,115

		563,120

Capital Goods 0.0%
Clal Industries Ltd.	3,660	17,138
Delek Group Ltd.	244	43,883
Ormat Industries Ltd.	12,932	72,656

		133,677

Energy 0.0%
Avner Oil Exploration LP *	63,440	33,574
Delek Drilling - LP *	11,712	34,991
Isramco Negev 2 LP *	439,200	48,389
Oil Refineries Ltd. *	39,040	22,812
Ratio Oil Exploration 1992 LP *	244,000	25,922

		165,688

Insurance 0.0%
Harel Insurance Investments & Financial Services Ltd.	488	21,396

Materials 0.1%
Israel Chemicals Ltd.	22,936	331,470
The Israel Corp., Ltd.	244	217,049

		548,519

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	46,266	1,898,492

Real Estate 0.0%
Azrieli Group	1,952	48,334
Gazit-Globe Ltd.	3,660	38,256

		86,590

Software & Services 0.0%
NICE Systems Ltd. *	2,440	77,013

Telecommunication Services 0.1%
B Communications Ltd. *	1,952	39,473
Bezeq Israeli Telecommunication Corp., Ltd.	80,276	176,887
Partner Communications Co., Ltd.	2,440	27,020

		243,380

		3,737,875

Italy 2.2%

Automobiles & Components 0.1%
Fiat S.p.A.	26,108	162,841
Pirelli & C S.p.A.	23,475	197,050

		359,891

Banks 0.4%
Banca Carige S.p.A.	52,216	116,680
Banca Monte dei Paschi di Siena S.p.A.	261,456	161,494
Banco Popolare Societa Cooperatira	83,723	143,930
Intesa Sanpaolo	503,128	821,474
UniCredit S.p.A.	972,123	1,319,182
Unione di Banche Italiane S.c.p.A.	54,570	203,182

		2,765,942

Capital Goods 0.1%
Fiat Industrial S.p.A. *	35,868	349,621
Finmeccanica S.p.A.	21,716	161,962

		511,583

Consumer Durables & Apparel 0.1%
Bulgari S.p.A.	10,980	193,186
Luxottica Group S.p.A.	9,516	284,572

		477,758

Consumer Services 0.0%
Autogrill S.p.A.	11,224	139,787

Diversified Financials 0.1%
EXOR S.p.A.	4,636	111,137
Mediobanca S.p.A.	28,548	264,090

		375,227

Energy 0.6%
Eni S.p.A.	138,836	2,798,545
Saipem S.p.A.	17,080	768,739

		3,567,284

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	57,340	135,808

Insurance 0.2%
Assicurazioni Generali S.p.A.	80,764	1,462,853

Media 0.0%
Mediaset S.p.A.	43,432	168,715

Telecommunication Services 0.1%
Telecom Italia S.p.A.	612,440	744,673
Telecom Italia S.p.A. - RSP	219,844	242,146

		986,819

Transportation 0.1%
Atlantia S.p.A.	23,629	381,376

Utilities 0.4%
A2A S.p.A.	94,916	131,740
Enel S.p.A.	372,832	1,825,132
Snam Rete Gas S.p.A.	83,204	402,518
Terna-Rete Elettrica Nazionale S.p.A.	76,372	277,540

		2,636,930

		13,969,973

Japan 17.2%

Automobiles & Components 1.9%
Bridgestone Corp.	24,400	540,839
Denso Corp.	24,400	774,406
Honda Motor Co., Ltd.	73,200	2,368,207
Isuzu Motors Ltd.	6,000	26,756
Mazda Motor Corp. *	10,000	21,316
Mitsubishi Motors Corp. *	488,000	625,396
NHK Spring Co., Ltd.	5,000	46,881
Nissan Motor Co., Ltd.	122,000	1,111,992
Nok Corp.	24,400	421,504
Sumitomo Rubber Industries Ltd.	24,400	306,954
Suzuki Motor Corp.	24,400	499,040
Takata Corp.	2,000	48,620
Toyota Auto Body Co., Ltd.	24,400	391,191
Toyota Motor Corp.	122,000	4,361,815

20 See financial notes

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Yamaha Motor Co., Ltd. *	24,400	364,070

		11,908,987

Banks 1.7%
77 Bank Ltd.	28,000	113,509
Aozora Bank Ltd.	244,000	609,442
Bank of Yokohama Ltd.	30,000	149,863
Fukuoka Financial Group, Inc.	27,000	108,395
Hokuhoku Financial Group, Inc.	244,000	491,382
Mitsubishi UFJ Financial Group, Inc.	683,200	3,073,373
Mizuho Financial Group, Inc.	976,000	1,480,528
Mizuho Trust & Banking Co., Ltd. (b)	244,000	199,871
Resona Holdings, Inc.	122,000	552,007
Sapporo Hokuyo Holdings, Inc.	48,800	185,066
Senshu Ikeda Holdings, Inc.	195,200	288,448
Shinsei Bank Ltd.	254,000	302,262
Shizuoka Bank Ltd.	20,000	196,678
Sumitomo Mitsui Financial Group, Inc.	73,200	2,158,572
Sumitomo Mitsui Trust Holdings, Inc.	110,000	371,126
The Juroku Bank Ltd.	20,000	61,724
The Nanto Bank Ltd.	4,000	22,126
The San-In Godo Bank Ltd.	2,000	14,646
The Shiga Bank Ltd.	8,000	47,496
Yamaguchi Financial Group, Inc.	9,000	87,093

		10,513,607

Capital Goods 2.4%
COMSYS Holdings Corp.	24,400	245,053
Daikin Industries Ltd.	24,400	765,791
Fanuc Ltd.	13,790	2,275,792
Hitachi Cable Ltd.	7,000	19,315
IHI Corp.	244,000	612,632
ITOCHU Corp.	48,800	523,290
JS Group Corp.	24,400	616,780
JTEKT Corp.	24,400	298,977
Kandenko Co., Ltd.	2,000	10,069
Kawasaki Heavy Industries Ltd.	244,000	730,692
Komatsu Ltd.	73,200	1,938,407
Mitsubishi Corp.	73,200	1,748,874
Mitsubishi Electric Corp.	4,000	39,754
Mitsubishi Heavy Industries Ltd.	244,000	1,030,626
Mitsui & Co., Ltd.	73,200	1,246,324
Nippon Sheet Glass Co., Ltd.	3,000	7,572
Sojitz Corp.	122,000	228,142
Sumitomo Corp.	73,200	951,495
Sumitomo Electric Industries Ltd.	48,800	647,731
THK Co., Ltd.	24,400	499,359
Toyota Tsusho Corp.	24,400	404,912
Ushio, Inc.	24,400	401,402

		15,242,989

Commercial & Professional Services 0.2%
Nissha Printing Co., Ltd.	3,500	52,681
Secom Co., Ltd.	24,400	1,129,541

		1,182,222

Consumer Durables & Apparel 0.9%
Funai Electric Co., Ltd.	3,200	79,969
Haseko Corp. *	132,000	93,213
Makita Corp.	24,400	1,008,291
NAMCO BANDAI Holdings, Inc.	24,400	338,543
Nikon Corp.	24,400	534,777
Panasonic Corp.	146,400	1,548,811
Sega Sammy Holdings, Inc.	24,400	562,856
Sony Corp.	48,800	1,062,535
Sumitomo Forestry Co., Ltd.	24,400	212,826
TSI Holdings Co., Ltd. *	26,000	165,241

		5,607,062

Diversified Financials 0.4%
Acom Co., Ltd. *	400	7,062
Credit Saison Co., Ltd.	24,400	465,856
Daiwa Securities Group, Inc.	130,000	520,204
kabu.com Securities Co., Ltd.	10,700	31,483
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,880	196,553
Monex Group, Inc.	244	46,649
Nomura Holdings, Inc.	219,600	921,820
ORIX Corp.	4,880	440,330
Promise Co., Ltd. *	16,700	118,584
SBI Holdings, Inc.	976	87,172

		2,835,713

Energy 0.2%
Cosmo Oil Co., Ltd.	5,000	13,208
Inpex Corp.	84	565,712
Japan Petroleum Exploration Co.	3,500	144,174
JX Holdings, Inc.	101,000	636,616
Showa Shell Sekiyu K.K.	24,400	194,957

		1,554,667

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	48,800	613,271
Seven & I Holdings Co., Ltd.	48,800	1,287,804

		1,901,075

Food, Beverage & Tobacco 0.4%
Ajinomoto Co., Inc.	15,000	176,932
Asahi Breweries Ltd.	24,400	506,379
Japan Tobacco, Inc.	244	1,048,176
Kagome Co., Ltd.	24,400	465,856
Kewpie Corp.	24,400	333,757
Kirin Holdings Co., Ltd.	15,000	198,901
Sapporo Holdings Ltd.	10,000	39,362
Toyo Suisan Kaisha Ltd.	2,000	52,831
Yakult Honsha Co., Ltd.	2,000	58,167

		2,880,361

Health Care Equipment & Services 0.2%
Medipal Holdings Corp.	6,900	63,523
Miraca Holdings, Inc.	2,100	88,839
Olympus Corp.	24,400	707,718
Suzuken Co., Ltd.	2,100	51,106
Terumo Corp.	6,100	320,276

		1,231,462

Household & Personal Products 0.2%
Kao Corp.	24,400	646,136
Shiseido Co., Ltd.	14,200	270,184
Unicharm Corp.	4,100	194,089

		1,110,409

Insurance 0.5%
NKSJ Holdings, Inc.	6,000	35,229
Sony Financial Holdings, Inc.	48,800	767,705
T&D Holdings, Inc.	24,400	500,636
The Dai-ichi Life Insurance Co., Ltd.	488	566,047
Tokio Marine Holdings, Inc.	48,800	1,322,903

		3,192,520

See financial notes 21

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Materials 1.3%
Asahi Kasei Corp.	10,000	66,170
Hitachi Chemical Co., Ltd.	24,400	421,504
JFE Holdings, Inc.	27,500	635,445
JSR Corp.	24,400	438,415
Kobe Steel Ltd.	244,000	453,093
Mitsubishi Chemical Holdings Corp.	122,000	851,942
Nippon Paper Group, Inc.	4,500	113,986
Nippon Steel Corp.	244,000	730,692
Nissan Chemical Industries Ltd.	11,200	115,998
Nisshin Steel Co., Ltd.	4,000	7,794
Nitto Denko Corp.	24,400	945,432
Shin-Etsu Chemical Co., Ltd.	24,400	1,228,456
Showa Denko K.K.	244,000	481,810
Sumitomo Chemical Co., Ltd.	10,000	41,716
Sumitomo Metal Industries Ltd.	244,000	510,527
Sumitomo Metal Mining Co., Ltd.	20,000	319,602
Tokuyama Corp.	2,000	8,578
Tokyo Steel Manufacturing Co., Ltd.	24,400	230,375
Toray Industries, Inc.	50,000	377,926

		7,979,461

Media 0.2%
Dentsu, Inc.	24,400	763,876
Hakuhodo DY Holdings, Inc.	4,880	273,132
SKY Perfect JSAT Holdings, Inc.	131	64,840

		1,101,848

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Astellas Pharma, Inc.	24,400	918,310
Chugai Pharmaceutical Co., Ltd.	24,400	425,652
Daiichi Sankyo Co., Ltd.	24,400	485,958
Dainippon Sumitomo Pharma Co., Ltd.	24,400	247,606
Eisai Co., Ltd.	24,400	1,038,603
Kissei Pharmaceutical Co., Ltd.	1,700	34,124
Otsuka Holdings Co., Ltd.	24,400	633,373
Shionogi & Co., Ltd.	24,400	392,149
Takeda Pharmaceutical Co., Ltd.	24,400	1,178,998

		5,354,773

Real Estate 0.4%
Daito Trust Construction Co., Ltd.	3,000	276,579
Daiwa House Industry Co., Ltd.	10,000	123,447
Mitsubishi Estate Co., Ltd.	46,000	754,335
Mitsui Fudosan Co., Ltd.	33,000	553,237
NTT Urban Development Corp.	244	185,385
Sumitomo Real Estate Sales Co., Ltd.	2,440	107,051
Sumitomo Realty & Development Co., Ltd.	20,000	420,557
Tokyo Tatemono Co., Ltd.	1,000	3,348

		2,423,939

Retailing 0.4%
Aoyama Trading Co., Ltd.	4,100	68,414
DeNA Co., Ltd.	1,900	98,392
Fast Retailing Co., Ltd.	1,500	284,033
Isetan Mitsukoshi Holdings Ltd.	48,800	494,573
J Front Retailing Co., Ltd.	34,000	152,504
Komeri Co., Ltd.	1,000	29,070
Marui Group Co., Ltd.	24,400	190,171
Point, Inc.	2,440	114,869
USS Co., Ltd.	2,440	210,911
Yamada Denki Co., Ltd.	9,760	713,462

		2,356,399

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	1,900	24,523
Elpida Memory, Inc. *	9,400	65,396
Shinko Electric Industries Co., Ltd.	9,900	71,075
Sumco Corp. *	1,600	19,040
Tokyo Electron Ltd.	24,400	1,166,235
Ulvac, Inc. *	2,600	41,718

		1,387,987

Software & Services 0.5%
IT Holdings Corp.	9,900	95,802
KONAMI Corp.	24,400	895,975
Nintendo Co., Ltd.	3,000	525,696
Nomura Research Institute Ltd.	24,400	551,369
NTT Data Corp.	244	781,425
Square Enix Holdings Co., Ltd.	3,900	93,586
Trend Micro, Inc.	2,800	87,988
Yahoo! Japan Corp.	732	236,151

		3,267,992

Technology Hardware & Equipment 1.7%
Alps Electric Co., Ltd.	24,400	220,803
Brother Industries Ltd.	24,400	319,717
Canon, Inc.	73,200	3,441,271
FUJIFILM Holdings Corp.	24,400	588,063
Fujitsu Ltd.	31,000	156,480
Hamamatsu Photonics KK	2,100	85,269
Hitachi Ltd.	244,000	1,317,798
Hoya Corp.	24,400	535,096
Ibiden Co., Ltd.	3,100	75,483
Keyence Corp.	1,000	267,164
Konica Minolta Holdings, Inc.	10,000	68,262
Kyocera Corp.	10,500	961,161
Mitsumi Electric Co., Ltd.	11,000	86,021
Murata Manufacturing Co., Ltd.	24,400	1,486,910
NEC Corp. *	82,000	167,281
Nippon Electric Glass Co., Ltd.	10,000	100,955
OMRON Corp.	24,400	585,192
Ricoh Co., Ltd.	15,000	135,347
Seiko Epson Corp.	5,200	72,353
Taiyo Yuden Co., Ltd.	1,000	9,193
TDK Corp.	3,100	135,399
Toshiba Corp.	55,000	238,067

		11,053,285

Telecommunication Services 0.9%
KDDI Corp.	244	1,818,752
Nippon Telegraph & Telephone Corp.	24,400	1,134,327
NTT DoCoMo, Inc.	976	1,768,976
SOFTBANK Corp.	24,400	806,314

		5,528,369

Transportation 0.9%
All Nippon Airways Co., Ltd.	244,000	807,271
Central Japan Railway Co.	152	1,264,182
East Japan Railway Co.	24,400	1,459,788
Tobu Railway Co., Ltd.	10,000	45,639
Tokyu Corp.	192,000	928,992
West Japan Railway Co.	24,400	1,013,077

		5,518,949

22 See financial notes

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Utilities 0.6%
Chubu Electric Power Co., Inc.	28,400	535,912
Electric Power Development Co., Ltd.	11,000	307,546
Hokuriku Electric Power Co.	24,400	439,691
Kyushu Electric Power Co., Inc.	24,400	402,997
Osaka Gas Co., Ltd.	92,000	372,957
Shikoku Electric Power Co., Inc.	8,500	210,083
The Chugoku Electric Power Co., Inc.	24,400	406,188
The Kansai Electric Power Co., Inc.	24,400	431,076
The Tokyo Electric Power Co., Inc.	48,800	246,329
Toho Gas Co., Ltd.	20,000	117,693
Tohoku Electric Power Co., Inc.	15,000	198,509
Tokyo Gas Co., Ltd.	100,000	459,004

		4,127,985

		109,262,061

Luxembourg 0.4%

Energy 0.1%
Tenaris S.A.	20,496	341,432

Materials 0.2%
APERAM	2,822	52,008
ArcelorMittal	57,340	1,269,331

		1,321,339

Media 0.1%
RTL Group	976	93,111
SES	16,348	447,808

		540,919

Retailing 0.0%
L’Occitane International S.A. *	15,500	36,931

		2,240,621

Netherlands 3.6%

Capital Goods 0.2%
Koninklijke (Royal) Philips Electronics N.V.	53,192	1,128,109

Commercial & Professional Services 0.1%
Randstad Holding N.V.	9,516	328,211

Diversified Financials 0.3%
ING Groep N.V. CVA *	205,533	1,782,956

Energy 1.7%
Fugro N.V. CVA	4,148	251,971
Royal Dutch Shell plc, A Shares	172,752	5,808,506
Royal Dutch Shell plc, B Shares	134,932	4,568,727
SBM Offshore N.V.	8,052	168,102

		10,797,306

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	70,760	826,249

Food, Beverage & Tobacco 0.5%
Heineken Holding N.V.	3,660	156,035
Heineken N.V.	13,420	673,279
Unilever N.V. CVA	74,908	2,541,545

		3,370,859

Insurance 0.1%
AEGON N.V. *	98,332	443,424

Materials 0.2%
Akzo Nobel N.V.	11,224	572,721
Koninklijke DSM N.V.	9,028	454,428

		1,027,149

Media 0.1%
Reed Elsevier N.V.	33,916	401,108
Wolters Kluwer N.V.	14,640	277,712

		678,820

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
QIAGEN N.V. *	11,468	177,995

Real Estate 0.0%
Corio N.V.	3,904	227,734

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	15,860	563,002
STMicroelectronics N.V.	16,104	107,354

		670,356

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	77,592	1,101,529

Transportation 0.0%
TNT Express N.V.	14,976	140,372
TNT N.V.	14,884	87,541

		227,913

		22,788,610

New Zealand 0.2%

Consumer Services 0.0%
Sky City Entertainment Group Ltd.	86,376	247,851

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	41,968	79,925

Materials 0.1%
Fletcher Building Ltd.	61,488	408,534

Real Estate 0.0%
Kiwi Income Property Trust	124,440	108,928

Retailing 0.0%
The Warehouse Group Ltd.	23,668	69,329

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	97,112	210,651

Transportation 0.1%
Auckland International Airport Ltd.	141,520	277,974

		1,403,192

Norway 0.9%

Banks 0.1%
DnB NOR A.S.A.	51,288	620,845

Capital Goods 0.1%
Orkla A.S.A.	48,800	408,810

Energy 0.4%
Aker Solutions A.S.A.	5,124	67,055
Kvaerner A.S.A. *	5,124	9,915
Seadrill Ltd.	17,080	555,284
Statoil A.S.A.	73,200	1,765,339

		2,397,593

See financial notes 23

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Insurance 0.0%
Storebrand A.S.A.	30,988	206,529

Materials 0.2%
Norsk Hydro A.S.A.	63,529	388,965
Yara International A.S.A.	12,200	674,661

		1,063,626

Semiconductors & Semiconductor Equipment 0.0%
Renewable Energy Corp. A.S.A. *	22,448	41,862

Telecommunication Services 0.1%
Telenor A.S.A.	48,556	814,259

		5,553,524

Papua N.Guinea 0.1%

Energy 0.1%
Oil Search Ltd.	75,884	513,614

Portugal 0.3%

Banks 0.0%
Banco Comercial Portugues S.A. - Reg’d *	310,368	113,058

Energy 0.1%
Galp Energia, SGPS, S.A., B Shares	16,592	332,179

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	23,912	447,570

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	27,816	241,218

Utilities 0.1%
EDP - Energias de Portugal S.A.	172,508	568,783

		1,702,808

Republic of Korea 4.7%

Automobiles & Components 0.6%
Halla Climate Control Corp.	250	5,518
Hankook Tire Co., Ltd.	4,380	163,606
Hyundai Mobis	3,246	1,025,357
Hyundai Motor Co.	7,420	1,411,876
Kia Motors Corp.	15,430	1,021,098

		3,627,455

Banks 0.6%
BS Financial Group, Inc. *	4,800	59,615
DGB Financial Group, Inc. *	1,200	17,435
Hana Financial Group, Inc.	5,250	176,911
Industrial Bank of Korea	3,300	49,491
KB Financial Group, Inc. ADR	39,225	1,619,208
Shinhan Financial Group Co., Ltd. ADR	23,121	1,939,158
Woori Finance Holdings Co., Ltd.	7,200	79,974

		3,941,792

Capital Goods 0.7%
Daelim Industrial Co., Ltd.	1,800	194,873
Daewoo International Corp.	1,690	55,919
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,930	79,646
Doosan Corp.	1,051	132,994
Doosan Heavy Industries and Construction Co., Ltd.	1,550	79,618
Doosan Infracore Co., Ltd. *	2,310	47,094
GS Engineering & Construction Corp.	2,000	194,966
Hanjin Heavy Industries & Construction Co., Ltd. *	910	19,192
Hyundai Development Co.	4,000	93,546
Hyundai Engineering & Construction Co., Ltd.	3,609	240,183
Hyundai Heavy Industries Co., Ltd.	2,795	907,782
Hyundai Mipo Dockyard Co., Ltd.	620	79,618
KCC Corp.	300	83,798
LG Corp.	3,536	207,815
LS Corp.	1,683	146,238
Samsung C&T Corp.	8,000	572,902
Samsung Engineering Co., Ltd.	2,090	472,128
Samsung Heavy Industries Co., Ltd.	10,350	337,126
Samsung Techwin Co., Ltd.	2,120	116,050
SK Holdings Co., Ltd.	2,020	311,468
STX Corp.	5,744	86,953
STX Offshore & Shipbuilding Co., Ltd.	3,170	55,713

		4,515,622

Consumer Durables & Apparel 0.0%
LG Electronics, Inc.	3,500	218,494

Consumer Services 0.0%
Kangwon Land, Inc.	1,430	37,397

Diversified Financials 0.1%
Daewoo Securities Co., Ltd.	7,690	110,284
Hyundai Securities Co., Ltd.	8,740	93,802
Korea Investment Holdings Co., Ltd.	2,650	96,129
Samsung Securities Co., Ltd.	1,640	97,461
Woori Investment & Securities Co., Ltd.	6,750	94,589

		492,265

Energy 0.2%
GS Holdings	2,180	147,533
S-Oil Corp.	4,050	463,139
SK Innovation Co., Ltd.	3,100	491,072

		1,101,744

Food & Staples Retailing 0.0%
E-Mart Co., Ltd. *	147	43,541
Shinsegae Co., Ltd.	52	15,573

		59,114

Food, Beverage & Tobacco 0.1%
CJ CheilJedang Corp.	500	153,255
KT&G Corp.	3,006	193,854

		347,109

Household & Personal Products 0.1%
Amorepacific Corp.	203	221,105
LG Household & Health Care Ltd.	420	185,031

		406,136

Insurance 0.1%
Dongbu Insurance Co., Ltd.	3,650	177,223
Samsung Fire & Marine Insurance Co., Ltd.	1,830	394,526
Samsung Life Insurance Co., Ltd.	2,059	164,048

		735,797

24 See financial notes

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Materials 0.7%
Cheil Industries, Inc.	2,050	186,006
Dongkuk Steel Mill Co., Ltd.	1,980	56,606
Hanwha Chemical Corp.	5,040	173,378
Hanwha Corp.	4,090	153,924
Honam Petrochemical Corp.	1,026	343,330
Hyosung Corp.	150	11,065
Hyundai Steel Co.	1,435	145,941
Korea Zinc Co., Ltd.	611	240,540
LG Chem Ltd.	2,011	713,468
OCI Co., Ltd.	1,056	307,342
POSCO ADR	23,424	2,228,559
SKC Co., Ltd.	600	32,282

		4,592,441

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Celltrion, Inc.	3,089	134,638
Yuhan Corp.	434	49,630

		184,268

Retailing 0.1%
Hyundai Department Store Co., Ltd.	516	87,060
Lotte Midopa Co., Ltd.	5,500	124,760
Lotte Shopping Co., Ltd.	309	126,427

		338,247

Semiconductors & Semiconductor Equipment 0.9%
Hynix Semiconductor, Inc.	18,800	336,580
Samsung Electronics Co., Ltd. GDR - Reg’d	14,396	5,052,996

		5,389,576

Software & Services 0.1%
Daum Communications Corp.	376	44,760
NCsoft Corp.	550	180,180
NHN Corp. *	2,230	434,775

		659,715

Technology Hardware & Equipment 0.1%
LG Display Co., Ltd. ADR	72,468	720,332
Samsung Electro-Mechanics Co., Ltd.	1,550	98,069
Samsung SDI Co., Ltd.	1,000	131,227

		949,628

Telecommunication Services 0.2%
KT Corp. ADR	26,596	454,525
SK Telecom Co., Ltd. ADR	39,772	639,534

		1,094,059

Transportation 0.0%
Hanjin Shipping Co., Ltd.	3,000	49,351
Hanjin Shipping Holdings Co., Ltd.	1,440	14,577
Hyundai Merchant Marine Co., Ltd.	3,567	90,609
Korea Express Co., Ltd. *	500	41,290
Korean Air Lines Co., Ltd.	799	43,513

		239,340

Utilities 0.1%
Korea Electric Power Corp. ADR *	69,296	728,301

		29,658,500

Singapore 1.5%

Banks 0.4%
DBS Group Holdings Ltd.	30,000	330,630
Oversea-Chinese Banking Corp., Ltd.	244,000	1,775,837
United Overseas Bank Ltd.	25,000	385,735

		2,492,202

Capital Goods 0.2%
Keppel Corp., Ltd.	40,000	309,420
Singapore Technologies Engineering Ltd.	244,000	596,681
Yangzijiang Shipbuilding Holdings Ltd.	291,000	280,774

		1,186,875

Consumer Services 0.0%
Hotel Properties Ltd.	38,000	63,531

Food & Staples Retailing 0.1%
Olam International Ltd.	254,772	548,854

Food, Beverage & Tobacco 0.2%
Golden Agri-Resources Ltd.	488,000	267,898
Indofood Agri Resources Ltd. *	37,000	43,393
People’s Food Holdings Ltd.	244,000	149,170
Wilmar International Ltd.	244,000	1,075,650

		1,536,111

Real Estate 0.3%
CapitaCommercial Trust	244,000	242,529
Capitaland Ltd.	244,000	531,736
CapitaMall Trust	244,000	379,522
Keppel Land Ltd.	33,000	84,816
Wheelock Properties Singapore Ltd.	16,000	22,624
Wing Tai Holdings Ltd.	365,000	412,892
Yanlord Land Group Ltd.	324,000	243,893

		1,918,012

Semiconductors & Semiconductor Equipment 0.0%
STATS ChipPAC Ltd. *	110,000	46,662

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	488,000	1,262,366

Transportation 0.1%
ComfortDelGro Corp., Ltd.	244,000	279,060
Neptune Orient Lines Ltd. (c)	244,000	234,411
Singapore Post Ltd.	244,000	215,130

		728,601

		9,783,214

Spain 3.1%

Banks 1.0%
Banco Bilbao Vizcaya Argentaria S.A.	206,992	1,888,895
Banco de Sabadell S.A.	63,752	252,790
Banco Popular Espanol S.A.	58,601	306,277
Banco Santander S.A.	424,560	3,924,427

		6,372,389

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	13,176	541,996
Gamesa Corporacion Tecnologica S.A.	10,736	65,030
Zardoya Otis S.A.	7,366	111,677

		718,703

Diversified Financials 0.1%
Corporacion Financiera Alba S.A.	1,952	96,400

See financial notes 25

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Criteria Caixacorp S.A.	65,392	334,990

		431,390

Energy 0.3%
Repsol YPF S.A.	63,928	1,847,314

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	35,136	151,766

Insurance 0.0%
Mapfre S.A.	52,237	179,679

Materials 0.0%
Acerinox S.A.	11,712	170,231

Media 0.0%
Mediaset Espana Comunicacion S.A.	7,592	55,136

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A. *	11,712	241,646

Retailing 0.2%
Industria de Diseno Textil S.A.	12,444	1,062,470

Software & Services 0.0%
Indra Sistemas S.A.	7,808	140,356

Telecommunication Services 0.7%
Telefonica S.A.	205,448	4,292,116

Transportation 0.1%
Abertis Infraestructuras S.A.	13,468	214,758
Ferrovial S.A.	23,912	300,216

		514,974

Utilities 0.5%
Enagas	10,980	230,970
Endesa S.A.	6,100	157,783
Gas Natural SDG S.A.	26,108	478,900
Iberdrola S.A.	293,619	2,170,412
Red Electrica Corporacion S.A.	3,660	180,591

		3,218,656

		19,396,826

Sweden 2.5%

Banks 0.5%
Nordea Bank AB	155,672	1,440,028
Skandinaviska Enskilda Banken AB, A Shares	104,188	619,456
Svenska Handelsbanken AB, A Shares	29,036	800,274
Swedbank AB, A Shares	32,940	454,458

		3,314,216

Capital Goods 0.9%
AB SKF, B Shares	26,108	617,604
Alfa Laval AB	25,620	504,375
Assa Abloy AB, B Shares	23,424	546,333
Atlas Copco AB, A Shares	35,380	801,135
Atlas Copco AB, B Shares	21,228	427,980
Sandvik AB	45,384	607,842
Scania AB, B Shares	20,984	381,585
Skanska AB, B Shares	21,228	323,083
Volvo AB, A Shares	29,036	362,029
Volvo AB, B Shares	67,832	845,748

		5,417,714

Commercial & Professional Services 0.0%
Securitas AB, B Shares	24,156	224,026

Consumer Durables & Apparel 0.0%
Electrolux AB, Series B	9,760	164,363

Diversified Financials 0.1%
Industrivarden AB, A Shares	14,152	186,186
Investor AB, B Shares	28,792	569,097

		755,283

Food, Beverage & Tobacco 0.2%
Swedish Match AB	28,548	1,038,716

Health Care Equipment & Services 0.0%
Getinge AB, B Shares	6,100	157,900

Materials 0.1%
Boliden AB	9,272	128,215
Holmen AB, B Shares	7,320	209,042
SSAB AB, A Shares	10,980	111,205
Svenska Cellulosa AB, B Shares	28,060	379,588

		828,050

Media 0.0%
Modern Times Group, B Shares	976	50,482

Retailing 0.2%
CDON Group AB *	2,684	14,982
Hennes & Mauritz AB, B Shares	29,524	922,501

		937,483

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	145,180	1,642,560

Telecommunication Services 0.2%
Tele2 AB, B Shares	22,204	469,778
TeliaSonera AB	112,972	809,769

		1,279,547

		15,810,340

Switzerland 6.9%

Capital Goods 0.7%
ABB Ltd. - Reg’d *	125,172	2,682,091
Geberit AG - Reg’d *	2,928	613,230
Schindler Holding AG	2,928	347,642
Schindler Holding AG - Reg’d	4,148	505,094

		4,148,057

Commercial & Professional Services 0.2%
Adecco S.A. - Reg’d *	8,296	387,102
SGS S.A. - Reg’d	349	649,141

		1,036,243

Consumer Durables & Apparel 0.5%
Compagnie Financiere Richemont S.A., A Shares	30,012	1,740,915
Swatch Group AG	2,196	1,002,081
Swatch Group AG - Reg’d	6,588	527,726

		3,270,722

Diversified Financials 0.7%
Credit Suisse Group AG - Reg’d *	50,752	1,451,226
GAM Holding Ltd. *	9,272	137,393
Julius Baer Group Ltd. *	13,176	540,797

26 See financial notes

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
UBS AG - Reg’d *	177,632	2,570,482

		4,699,898

Energy 0.1%
Transocean Ltd.	9,760	541,947

Food, Beverage & Tobacco 1.7%
Nestle S.A. - Reg’d	173,484	10,736,669

Health Care Equipment & Services 0.0%
Sonova Holding AG - Reg’d *	2,196	187,346

Insurance 0.3%
Baloise Holding AG - Reg’d	2,196	194,698
Swiss Re Ltd. *	11,224	588,305
Zurich Financial Services AG *	6,344	1,430,143

		2,213,146

Materials 0.5%
Givaudan S.A. - Reg’d *	732	707,084
Glencore International plc *	29,280	200,927
Holcim Ltd. - Reg’d *	10,492	662,865
Syngenta AG - Reg’d *	6,100	1,940,170

		3,511,046

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Lonza Group AG - Reg’d *	3,904	256,813
Novartis AG - Reg’d	119,560	6,966,488
Roche Holding AG	31,232	5,464,487

		12,687,788

Telecommunication Services 0.1%
Swisscom AG - Reg’d	1,464	656,617

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	2,440	340,078

		44,029,557

United Kingdom 16.0%

Banks 2.1%
Barclays plc	598,288	1,663,383
HSBC Holdings plc	862,784	7,538,311
Lloyds Banking Group plc *	1,764,608	965,260
Royal Bank of Scotland Group plc *	961,848	380,100
Standard Chartered plc	117,169	2,670,927

		13,217,981

Capital Goods 0.5%
BAE Systems plc	164,700	738,280
Bunzl plc	13,176	171,631
Cobham plc	47,580	148,592
European Aeronautic Defence & Space Co.	17,324	550,868
Invensys plc	37,576	169,783
Rolls-Royce Holdings plc *	78,812	821,284
Smiths Group plc	15,128	245,460
Wolseley plc	15,860	413,701

		3,259,599

Commercial & Professional Services 0.2%
Aggreko plc	3,782	119,404
Capita Group plc	30,500	352,349
G4S plc	69,296	294,490
Hays plc	75,396	92,687
Rentokil Initial plc *	108,824	143,438

		1,002,368

Consumer Durables & Apparel 0.1%
Burberry Group plc	24,156	541,602

Consumer Services 0.4%
Carnival plc	13,908	454,952
Compass Group plc	109,800	985,089
Intercontinental Hotels Group plc	17,080	290,898
Ladbrokes plc	69,052	143,691
Thomas Cook Group plc	60,024	41,928
TUI Travel plc	48,068	120,061
Whitbread plc	14,396	353,011
William Hill plc	56,608	208,032

		2,597,662

Diversified Financials 0.2%
3i Group plc	52,460	181,513
ICAP plc	40,748	315,219
Man Group plc	89,548	326,607
Provident Financial plc	10,004	183,088
Schroders plc	7,564	182,771
Schroders plc, Non-Voting Shares	4,880	94,556

		1,283,754

Energy 1.7%
AMEC plc	16,104	239,532
BG Group plc	163,480	3,545,603
BP plc	935,496	6,130,207
Cairn Energy plc *	58,560	319,233
Petrofac Ltd.	3,172	70,603
Tullow Oil plc	43,676	764,492

		11,069,670

Food & Staples Retailing 0.5%
J Sainsbury plc	95,648	467,061
Tesco plc	395,280	2,436,726
William Morrison Supermarkets plc	128,832	606,238

		3,510,025

Food, Beverage & Tobacco 2.1%
Associated British Foods plc	18,056	314,871
British American Tobacco plc	97,600	4,359,896
Diageo plc	122,000	2,463,218
Imperial Tobacco Group plc	48,312	1,606,320
SABMiller plc	58,072	2,110,485
Tate & Lyle plc	26,840	253,473
Unilever plc	63,928	2,148,434

		13,256,697

Health Care Equipment & Services 0.1%
Smith & Nephew plc	48,556	494,529

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	39,040	2,081,816

Insurance 0.8%
Admiral Group plc	6,588	146,422
Aviva plc	143,472	794,268
Legal & General Group plc	320,860	548,563
Old Mutual plc	287,920	562,098
Prudential plc	142,984	1,444,610
Resolution Ltd.	189,382	821,475
RSA Insurance Group plc	150,060	280,253

See financial notes 27

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Standard Life plc	103,944	342,894

		4,940,583

Materials 2.5%
Anglo American plc	68,564	2,866,341
Antofagasta plc	12,688	278,693
BHP Billiton plc	110,288	3,781,882
Eurasian Natural Resources Corp.	20,496	227,601
Fresnillo plc	10,004	342,070
Johnson Matthey plc	10,004	277,728
Kazakhmys plc	15,616	277,406
Lonmin plc	10,736	229,524
Randgold Resources Ltd.	4,148	437,996
Rexam plc	50,508	291,046
Rio Tinto plc	70,760	4,380,475
Vedanta Resources plc	7,808	178,750
Xstrata plc	114,192	2,006,220

		15,575,732

Media 0.4%
Aegis Group plc	39,772	88,525
British Sky Broadcasting Group plc	56,364	606,172
Daily Mail & General Trust plc, A Shares	10,736	70,658
ITV plc *	223,016	222,415
Pearson plc	34,648	627,906
Reed Elsevier plc	50,996	417,662
United Business Media Ltd.	9,028	68,325
WPP plc	59,536	624,291

		2,725,954

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AstraZeneca plc	72,224	3,433,885
GlaxoSmithKline plc	257,908	5,503,299

		8,937,184

Real Estate 0.3%
British Land Co. plc	66,856	586,747
Capital Shopping Centres Group	52,704	285,164
Hammerson plc	51,728	343,727
Land Securities Group plc	38,308	459,392
SEGRO plc	48,068	202,476

		1,877,506

Retailing 0.2%
Home Retail Group plc	33,672	69,904
Kingfisher plc	101,504	390,873
Marks & Spencer Group plc	68,808	360,982
Next plc	6,588	253,155

		1,074,914

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	50,508	468,766

Software & Services 0.1%
Autonomy Corp. plc *	11,956	490,578
Logica plc	82,228	115,210
The Sage Group plc	62,708	257,405

		863,193

Telecommunication Services 1.3%
BT Group plc	364,536	1,017,949
Cable & Wireless Communications plc	175,924	101,374
Cable & Wireless Worldwide plc	163,724	92,638
Inmarsat plc	21,228	162,626
TalkTalk Telecom Group plc	50,020	104,331
Vodafone Group plc	2,597,624	6,809,629

		8,288,547

Utilities 0.7%
Centrica plc	235,216	1,145,908
International Power plc	77,592	429,553
National Grid plc	155,002	1,567,293
Scottish & Southern Energy plc	41,724	883,183
Severn Trent plc	10,736	256,794
United Utilities Group plc	26,840	262,214

		4,544,945

		101,613,027

United States 0.1%

Health Care Equipment & Services 0.1%
Synthes, Inc. (d)	3,660	652,623

Total Common Stock
(Cost $647,614,688)		626,871,058

Preferred Stock 0.3% of net assets

Germany 0.3%

Automobiles & Components 0.2%
Porsche Automobil Holding SE	7,076	480,213
Volkswagen AG	7,282	1,215,692

		1,695,905

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	7,320	433,746

		2,129,651

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	732	15,724

Total Preferred Stock
(Cost $1,810,471)		2,145,375

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	128,597	128,597

Total Other Investment Company
(Cost $128,597)		128,597

End of Investments

28 See financial notes

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Navigator Securities Lending Prime Portfolio	1,824,249	1,824,249

Total Collateral Invested for Securities on Loan
(Cost $1,824,249)		1,824,249

End of Collateral Invested for Securities on Loan

At 8/31/11, the tax basis cost of the fund’s investments was $650,683,725 and the unrealized appreciation and depreciation were $36,787,239 and ($58,325,934), respectively, with a net unrealized depreciation of ($21,538,695).

*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $9,160 or 0.0% of net assets.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	All or a portion of this security is on loan.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $652,623 or 0.1% of net assets.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

See financial notes 29

 Schwab International Equity ETF

Statement of
Assets and Liabilities
As of August 31, 2011

Assets

Investments, at value including securities on loan of $1,715,103 (cost $649,553,756)		$629,145,030
Collateral invested for securities on loan		1,824,249
Foreign currency, at value (cost $3,224,754)		3,258,271
Receivables:
Dividends		1,477,302
Foreign tax reclaims		330,207
Income from securities on loan		3,434
Interest	+	17

Total assets		636,038,510

Liabilities

Collateral held for securities on loan		1,824,249
Payables:
Investment adviser fees	+	6,565

Total liabilities		1,830,814

Net Assets

Total assets		636,038,510
Total liabilities	−	1,830,814

Net assets		$634,207,696

Net Assets by Source
Capital received from investors		646,741,449
Net investment income not yet distributed		13,591,511
Net realized capital losses		(5,780,498)
Net unrealized capital losses		(20,344,766)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$634,207,696		24,400,001		$25.99

30 See financial notes

 Schwab International Equity ETF

Statement of
Operations
For September 1, 2010 through August 31, 2011

Investment Income

Dividends (net of foreign withholding tax of $1,601,099)		$16,901,550
Interest		4,408
Securities on loan	+	118,526

Total investment income		17,024,484

Expenses

Investment adviser fees		686,239

Total expenses	−	686,239

Net investment income		16,338,245

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(4,111,671)
Net realized gains on foreign currency transactions	+	115,226

Net realized losses		(3,996,445)
Net unrealized losses on investments		(1,985,191)
Net unrealized gains on foreign currency translations	+	65,921

Net unrealized losses	+	(1,919,270)

Net realized and unrealized losses		(5,915,715)

Net increase in net assets resulting from operations		$10,422,530

See financial notes 31

 Schwab International Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/10-8/31/11			10/30/09*-8/31/10
Net investment income		$16,338,245	$4,258,111
Net realized losses		(3,996,445)	(1,629,858)
Net unrealized losses	+	(1,919,270)	(18,425,496)

Net increase (decrease) in net assets resulting from operations		10,422,530	(15,797,243)

Distributions to Shareholders

Distributions from net investment income		($7,027,040)	($132,000)

Transactions in Fund Shares

		9/1/10-8/31/11		10/30/09*-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold		12,400,000	$344,943,232	12,000,001	$301,798,217
Shares Redeemed	+	—	—	—	—

Net transactions in fund shares		12,400,000	$344,943,232	12,000,001	$301,798,217

Shares Outstanding and Net Assets

		9/1/10-8/31/11		10/30/09*-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,000,001	$285,868,974	—	$—
Total increase	+	12,400,000	348,338,722	12,000,001	285,868,974

End of period		24,400,001	$634,207,696	12,000,001	$285,868,974

Net investment income not yet distributed			$13,591,511		$4,098,948

*	Commencement of operations.

32 See financial notes

Schwab International Small-Cap Equity ETF™

Financial Statements

Financial Highlights

	9/1/10–	1/13/10[1]–
	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	23.54	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.72	0.21
Net realized and unrealized gains (losses)	3.88	(1.67)

Total from investment operations	4.60	(1.46)
Less distributions:
Distributions from net investment income	(0.66)	—

Net asset value at end of period	27.48	23.54

Total return (%)	19.52	(5.84)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	0.35	[3]
Gross operating expenses	0.35	0.35	[3]
Net investment income (loss)	2.46	2.18	[3]
Portfolio turnover rate[4]	18	7	[2]
Net assets, end of period ($ x 1,000)	162,139	58,848

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 33

 Schwab International Small-Cap Equity ETF

Portfolio Holdings as of August 31, 2011

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

98.6%		Common Stock	159,806,849	159,835,916
0.5%		Preferred Stock	693,983	738,328
0.3%		Other Investment Companies	433,610	485,091

99.4%		Total Investments	160,934,442	161,059,335
1.4%		Collateral Invested for Securities on Loan	2,320,226	2,320,226
(0	.8)%	Other Assets and Liabilities, Net		(1,240,861)

100.0%		Net Assets		162,138,700

	Number	Value
Security	of Shares	($)

Common Stock 98.6% of net assets

Australia 6.9%

Capital Goods 0.7%
Boart Longyear Ltd.	71,187	277,505
Bradken Ltd.	19,615	166,793
Emeco Holdings Ltd.	48,990	50,367
Macmahon Holdings Ltd.	178,299	125,072
Monadelphous Group Ltd.	8,260	180,017
NRW Holdings Ltd.	35,400	103,499
UGL Ltd.	15,321	201,819

		1,105,072

Commercial & Professional Services 0.6%
Cabcharge Australia Ltd.	23,405	116,304
Campbell Brothers Ltd.	7,624	378,444
SAI Global Ltd.	32,674	164,814
Seek Ltd.	30,952	186,292
Transfield Services Ltd.	62,848	163,556

		1,009,410

Consumer Durables & Apparel 0.1%
G.U.D. Holdings Ltd.	16,421	130,489

Consumer Services 0.2%
Invocare Ltd.	31,228	246,145
Navitas Ltd.	29,500	119,738

		365,883

Diversified Financials 0.1%
FlexiGroup Ltd.	41,300	99,076

Energy 0.5%
Aurora Oil & Gas Ltd. *	53,100	162,072
AWE Ltd. *	72,474	93,139
Coalspur Mines Ltd. *	41,300	75,413
Dart Energy Ltd. *	42,522	31,422
Equatorial Resources Ltd. *	18,682	57,021
Karoon Gas Australia Ltd. *	23,718	86,109
Linc Energy Ltd.	104,931	249,474
Roc Oil Co., Ltd. *	325,045	109,654

		864,304

Food, Beverage & Tobacco 0.2%
Australian Agricultural Co., Ltd. *	29,500	42,493
GrainCorp Ltd.	38,149	312,546

		355,039

Health Care Equipment & Services 0.2%
Primary Health Care Ltd.	82,600	274,228

Materials 1.9%
Ampella Mining Ltd. *	23,600	50,170
Arafura Resources Ltd. *(a)	55,526	37,761
Atlas Iron Ltd. *	76,967	320,644
Bathurst Resources Ltd. *	66,375	67,886
Centamin Egypt Ltd. *	58,714	99,903
Coal of Africa Ltd. *	83,762	90,602
Gindalbie Metals Ltd. *(a)	131,774	98,786
Gryphon Minerals Ltd. *	41,300	76,297
Independence Group NL	27,394	160,477
Integra Mining Ltd. *	110,950	66,540
Intrepid Mines Ltd. *	41,300	67,672
Kingsgate Consolidated Ltd.	20,650	201,690
Medusa Mining Ltd.	26,550	228,892
Mirabela Nickel Ltd. *	88,500	157,333
Mount Gibson Iron Ltd. *	128,653	229,405
Murchison Metals Ltd. *	73,322	48,685
OceanaGold Corp. *	23,600	57,923
PanAust Ltd. *	72,771	283,680
Perseus Mining Ltd. *	65,228	251,481
Regis Resources Ltd. *	41,300	129,595
Rex Minerals Ltd. *	20,212	39,504
Sandfire Resources NL *	11,800	92,884
St. Barbara Ltd. *	47,227	104,696
Sundance Resources Ltd. *	295,000	150,067

		3,112,573

Media 0.1%
Austar United Communications Ltd. *	101,700	120,352

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Mesoblast Ltd. *(a)	23,600	200,932
Pharmaxis Ltd. *	57,793	57,251

		258,183

Real Estate 0.8%
Abacus Property Group	60,489	135,392
BWP Trust	100,726	187,159
Centro Retail Group *	647,194	211,399
Challenger Diversified Property Group	88,500	48,337
Charter Hall Group	41,300	86,249
Charter Hall Retail REIT	56,887	201,046
FKP Property Group	172,371	103,377
Investa Office Fund	421,593	277,676

		1,250,635

Retailing 0.5%
Automotive Holdings Group Ltd.	47,164	109,102
David Jones Ltd. (a)	61,719	198,294
JB Hi-Fi Ltd. (a)	9,582	151,875

34 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Myer Holdings Ltd.	70,800	162,262
Pacific Brands Ltd.	156,590	109,005
Wotif.com Holdings Ltd.	16,232	74,576

		805,114

Semiconductors & Semiconductor Equipment 0.1%
Silex Systems Ltd. *	34,892	119,576

Software & Services 0.3%
carsales.com.au Ltd.	13,760	73,387
Iress Market Technology Ltd.	30,212	262,403
Oakton Ltd.	40,902	84,761

		420,551

Telecommunication Services 0.0%
TPG Telecom Ltd.	46,442	74,606

Transportation 0.2%
ConnectEast Group	483,656	279,705
Virgin Blue Holdings Ltd. *	260,980	81,054

		360,759

Utilities 0.3%
APA Group	58,118	250,211
Energy World Corp., Ltd. *	88,500	67,767
Infigen Energy (a)	21,361	5,834
Spark Infrastructure Group (b)	141,600	190,316

		514,128

		11,239,978

Austria 0.9%

Automobiles & Components 0.1%
Semperit AG Holding	2,319	102,504

Capital Goods 0.3%
Andritz AG	3,894	362,297
Wienerberger AG	14,315	204,850

		567,147

Energy 0.1%
C.A.T. oil AG	3,540	26,509
Schoeller-Bleckmann Oilfield Equipment AG	1,416	111,153

		137,662

Materials 0.0%
Mayr Melnhof Karton AG	590	59,888

Real Estate 0.3%
CA Immobilien Anlagen AG *	13,164	183,793
Conwert Immobilien Invest SE	12,713	179,033
S IMMO AG *	15,718	88,486

		451,312

Transportation 0.1%
Oesterreichische Post AG	3,960	126,576

		1,445,089

Belgium 1.6%

Capital Goods 0.1%
Bekaert N.V.	3,599	205,279

Diversified Financials 0.5%
Ackermans & van Haaren N.V.	3,194	274,452
Banque Nationale de Belgique	59	228,510
RHJ International *	18,190	130,950
Sofina S.A.	2,242	210,984

		844,896

Health Care Equipment & Services 0.1%
Agfa-Gevaert N.V. *	25,915	80,968
Omega Pharma	2,724	135,113

		216,081

Materials 0.2%
Nyrstar *	22,919	258,248
Tessenderlo Chemie N.V.	3,897	127,648

		385,896

Real Estate 0.2%
Befimmo S.C.A. Sicafi	2,009	165,570
Cofinimmo	1,075	145,012

		310,582

Retailing 0.2%
S.A. D’Ieteren N.V.	4,509	250,399

Technology Hardware & Equipment 0.1%
EVS Broadcast Equipment S.A.	2,336	152,563

Telecommunication Services 0.2%
Telenet Group Holding N.V. *	6,514	264,812

		2,630,508

Canada 16.3%

Automobiles & Components 0.1%
Linamar Corp.	6,300	100,764

Banks 0.4%
Canadian Western Bank	6,300	194,763
Genworth MI Canada, Inc.	6,300	142,642
Home Capital Group, Inc.	6,300	316,272

		653,677

Capital Goods 0.5%
Aecon Group, Inc.	6,300	52,379
ATS Automation Tooling Systems, Inc. *	12,600	87,492
CAE, Inc.	35,400	388,808
Russel Metals, Inc. (a)	6,300	148,698
Superior Plus Corp.	5,900	61,965
Toromont Industries Ltd.	6,300	116,613

		855,955

Commercial & Professional Services 0.5%
Progressive Waste Solutions Ltd.	12,200	273,107
Ritchie Bros. Auctioneers, Inc.	12,600	288,762
Stantec, Inc. *	6,300	157,009
Transcontinental, Inc., Class A	6,300	90,584

		809,462

Consumer Durables & Apparel 0.3%
Dorel Industries, Inc., Class B	4,300	103,823
Gildan Activewear, Inc.	12,600	340,819

		444,642

Diversified Financials 0.8%
AGF Management Ltd., Class B	6,300	107,271
Canaccord Financial, Inc.	6,300	66,489
Dundee Corp., Class A *	6,300	144,445
Onex Corp.	18,300	650,330

See financial notes 35

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
TMX Group, Inc.	6,300	265,697

		1,234,232

Energy 3.8%
Advantage Oil & Gas Ltd. *	18,900	109,784
AltaGas Ltd.	6,100	171,987
Athabasca Oil Sands Corp. *	41,300	591,297
Bankers Petroleum Ltd. *	29,500	150,841
Birchcliff Energy Ltd. *	12,600	174,340
BlackPearl Resources, Inc. *	29,500	152,651
Calfrac Well Services Ltd.	6,300	221,629
Celtic Exploration Ltd. *	12,600	299,199
Connacher Oil & Gas Ltd. *	56,700	45,228
Corridor Resources, Inc. *(a)	12,600	34,662
Crew Energy, Inc. *	6,300	77,312
Daylight Energy Ltd.	18,300	147,845
Denison Mines Corp. *	59,000	96,538
Enerflex Ltd.	6,300	68,937
Ensign Energy Services, Inc.	12,600	222,273
Legacy Oil & Gas, Inc. *	12,200	133,497
Mullen Group Ltd.	6,300	139,034
Nuvista Energy Ltd.	12,600	107,593
Paramount Resources Ltd., A Shares *	6,300	214,091
Pason Systems, Inc.	6,300	84,335
Pembina Pipeline Corp.	12,200	318,022
PetroBakken Energy Ltd., A Shares (a)	5,900	71,559
Petrobank Energy & Resources Ltd. *	11,800	143,239
Petrominerales Ltd.	5,949	185,920
Precision Drilling Corp. *	24,400	340,854
Progress Energy Resources Corp.	29,500	382,533
Savanna Energy Services Corp. *	12,600	109,268
ShawCor Ltd., Class A	6,300	162,098
Trican Well Service Ltd.	18,300	423,323
Trilogy Energy Corp.	5,900	163,089
Trinidad Drilling Ltd.	12,600	104,501
Uranium One, Inc.	59,000	161,702
Vermilion Energy, Inc.	8,300	388,581

		6,197,762

Food & Staples Retailing 0.9%
Alimentation Couche-Tard, Inc., B Shares	12,600	369,425
Empire Co., Ltd., A Shares	5,900	345,064
Metro, Inc., A Shares	11,800	562,456
The Jean Coutu Group, Inc., A Shares	12,600	156,558

		1,433,503

Food, Beverage & Tobacco 0.4%
Cott Corp. *	12,600	99,217
Maple Leaf Foods, Inc.	12,600	144,188
Viterra, Inc.	44,800	477,390

		720,795

Health Care Equipment & Services 0.1%
CML Healthcare, Inc.	11,800	104,020

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	6,300	231,357

Materials 4.8%
Alamos Gold, Inc.	12,600	241,473
AuRico Gold, Inc. *	18,300	215,217
Aurizon Mines Ltd. *	18,900	119,448
Canfor Corp. *	12,600	139,162
Capstone Mining Corp. *	25,200	83,755
CCL Industries, Inc., Class B	6,300	198,500
Centerra Gold, Inc.	21,400	451,264
China Gold International Resources Corp., Ltd. *	18,300	88,520
Detour Gold Corp. *	6,300	236,705
Dundee Precious Metals, Inc. *	12,200	107,546
Eastern Platinum Ltd. *	75,600	58,757
European Goldfields Ltd. *	18,900	227,105
Franco-Nevada Corp.	12,600	543,636
Gabriel Resources Ltd. *	18,900	136,843
Great Basin Gold Ltd. *	37,800	85,044
Harry Winston Diamond Corp. *	6,300	94,643
HudBay Minerals, Inc.	18,900	248,753
Imperial Metals Corp. *	6,100	146,971
Inmet Mining Corp.	6,300	403,764
Kirkland Lake Gold, Inc. *	5,900	120,613
Lake Shore Gold Corp. *	31,500	72,803
Lundin Mining Corp. *	38,400	219,126
Major Drilling Group International, Inc.	11,800	156,995
Mercator Minerals Ltd. *	12,200	32,189
Methanex Corp.	12,600	327,418
Minefinders Corp. Ltd. *	6,300	102,503
New Gold, Inc. *	42,800	582,134
Northgate Minerals Corp. *	31,500	129,821
NovaGold Resources, Inc. *	23,600	242,070
Pan American Silver Corp.	12,600	414,524
Quadra FNX Mining Ltd. *	23,600	313,267
Rubicon Minerals Corp. *	12,600	53,732
SEMAFO, Inc. *	25,200	209,517
Sherritt International Corp.	26,500	147,154
Silver Standard Resources, Inc. *	6,300	178,850
Silvercorp Metals, Inc.	18,300	160,196
Taseko Mines Ltd. *	18,900	75,960
Thompson Creek Metals Co., Inc. *	12,600	103,856
West Fraser Timber Co., Ltd.	6,100	265,185

		7,735,019

Media 0.7%
Astral Media, Inc., A Shares	6,300	221,307
Cogeco Cable, Inc.	6,300	297,975
Groupe Aeroplan, Inc.	25,500	312,931
Imax Corp. *	5,900	103,839
Quebecor, Inc., Class B	5,900	200,076
Torstar Corp., Class B	5,900	60,337

		1,196,465

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Nordion, Inc.	12,600	111,588

Real Estate 1.5%
Allied Properties Real Estate Investment Trust	6,300	152,628
Boardwalk Real Estate Investment Trust	6,300	322,908
Calloway Real Estate Investment Trust	6,300	162,034
Canadian Apartment Properties Real Estate Investment Trust	6,300	133,042
Canadian Real Estate Investment Trust	6,300	224,528

36 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Chartwell Seniors Housing Real Estate Investment Trust	17,700	130,327
Cominar Real Estate Investment Trust	6,300	141,740
Dundee Real Estate Investment Trust	6,300	205,522
Extendicare Real Estate Investment Trust	12,600	97,800
First Capital Realty, Inc.	12,600	215,702
H&R Real Estate Investment Trust	18,300	396,748
InnVest Real Estate Investment Trust	12,600	58,758
Morguard Real Estate Investment Trust	6,300	96,061
Primaris Retail Real Estate Investment Trust	6,300	133,879

		2,471,677

Retailing 0.2%
Dollarama, Inc.	6,100	204,300
Reitmans Ltd., A Shares	5,900	88,695
RONA, Inc.	6,300	63,976

		356,971

Software & Services 0.4%
MacDonald, Dettwiler & Associates Ltd.	5,900	294,020
Open Text Corp. *	6,300	373,741

		667,761

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	13,200	110,422
Sierra Wireless, Inc. *	5,900	43,201

		153,623

Transportation 0.1%
TransForce, Inc.	6,300	83,240

Utilities 0.5%
ATCO Ltd., Class I	6,100	399,243
Emera, Inc.	12,200	395,251

		794,494

		26,357,007

China 0.6%

Capital Goods 0.1%
China Singyes Solar Technologies Holdings Ltd.	118,000	84,679
Haitian International Holdings Ltd.	59,000	54,761
International Mining Machinery Holdings Ltd.	59,000	60,215

		199,655

Consumer Durables & Apparel 0.0%
China Hongxing Sports Ltd. (c)(d)	884,000	63,455

Materials 0.2%
China Rare Earth Holdings Ltd. *	170,000	44,521
Dongyue Group (a)	122,000	96,477
West China Cement Ltd. (a)	354,000	92,253
Xingda International Holdings Ltd.	73,000	43,577

		276,828

Retailing 0.2%
Intime Department Store Group Co., Ltd.	63,000	99,640
PCD Stores Group Ltd.	236,000	46,657
Silver base Group Holdings Ltd. (a)	118,000	120,277

		266,574

Software & Services 0.1%
Kingdee International Software Group Co., Ltd.	236,000	96,040

Technology Hardware & Equipment 0.0%
O-Net Communications Group Ltd. *	177,000	44,309

		946,861

Denmark 1.0%

Banks 0.2%
Jyske Bank A/S *	7,299	224,315
Sydbank A/S	8,598	174,496

		398,811

Capital Goods 0.1%
NKT Holding A/S	2,537	96,798

Consumer Durables & Apparel 0.0%
IC Companys A/S	2,598	80,094

Health Care Equipment & Services 0.1%
GN Store Nord A/S	27,772	195,231

Insurance 0.2%
Topdanmark A/S *	1,779	286,087

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Alk-Abello A/S	1,488	90,309

Software & Services 0.1%
SimCorp A/S	590	100,354

Transportation 0.2%
DSV A/S	20,178	423,942

		1,671,626

Finland 1.9%

Capital Goods 0.6%
Cargotec Oyj, B Shares	4,745	156,039
Cramo Oyj	5,212	66,412
Konecranes Oyj	5,215	142,663
Outotec Oyj	4,168	173,191
Ramirent Oyj	10,944	88,083
Ruukki Group Oyj *	34,640	61,845
Vacon Oyj	2,316	123,546
YIT Oyj	11,210	224,510

		1,036,289

Commercial & Professional Services 0.1%
Lassila & Tikanoja Oyj	5,530	90,370
Poyry Oyj	7,561	74,136

		164,506

Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares	14,142	191,400

Diversified Financials 0.1%
Pohjola Bank plc, A Shares	17,938	204,938

Materials 0.3%
Huhtamaki Oyj	12,776	148,631
Kemira Oyj	6,703	92,842
M-real Oyj, B Shares *	33,908	81,042

See financial notes 37

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Talvivaara Mining Co. plc *	20,870	117,033

		439,548

Media 0.1%
Alma Media Corp.	11,269	104,327

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	9,519	214,902

Real Estate 0.1%
Citycon Oyj	30,462	119,297
Sponda Oyj	31,436	148,910

		268,207

Retailing 0.1%
Stockmann Oyj Abp, B Shares	4,367	100,162

Software & Services 0.1%
Tieto Oyj	9,049	137,323

Telecommunication Services 0.2%
Elisa Oyj	12,839	272,662

		3,134,264

France 5.1%

Automobiles & Components 0.3%
Faurecia	4,086	119,955
Valeo S.A.	7,813	413,800

		533,755

Capital Goods 0.5%
Mersen	3,383	171,551
Nexans S.A.	3,383	272,378
Saft Groupe S.A.	2,850	91,178
Zodiac Aerospace	3,897	314,659

		849,766

Commercial & Professional Services 0.3%
Derichebourg S.A. *	22,872	121,713
Seche Environnement	1,551	105,962
Teleperformance	7,217	191,507

		419,182

Consumer Durables & Apparel 0.3%
Beneteau	5,593	94,137
Nexity	3,509	145,985
SEB S.A.	2,360	234,797

		474,919

Diversified Financials 0.0%
Financiere Marc de Lacharriere S.A.	1,929	67,935

Energy 0.3%
Bourbon S.A. (a)	7,075	234,393
Etablissements Maurel et Prom	13,164	274,447

		508,840

Food & Staples Retailing 0.1%
Rallye S.A.	3,320	117,400

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	2,661	234,898

Health Care Equipment & Services 0.1%
Medica S.A. *	7,813	147,139

Insurance 0.0%
April	2,273	47,748

Materials 0.8%
Arkema	6,490	505,059
Rhodia S.A.	11,395	517,298
S.A. des Ciments Vicat	3,312	236,380

		1,258,737

Media 0.4%
Canal +	14,933	95,462
Havas S.A.	51,657	207,583
Ipsos	3,635	149,369
M6-Metropole Television S.A.	10,222	217,821

		670,235

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Boiron S.A.	1,929	81,044
Stallergenes	1,299	90,055
Virbac S.A.	826	139,407

		310,506

Real Estate 0.2%
Mercialys	3,422	142,341
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,416	166,118

		308,459

Retailing 0.2%
CFAO	6,514	268,188

Semiconductors & Semiconductor Equipment 0.0%
Silicon-On-Insulator Technologies *(a)	9,301	69,181

Software & Services 0.3%
Alten	4,294	147,576
Altran Technologies S.A. *	19,741	128,529
Groupe Steria SCA	3,572	79,408
UbiSoft Entertainment S.A. *	12,776	91,128

		446,641

Technology Hardware & Equipment 0.5%
Gemalto N.V.	7,747	370,930
Ingenico S.A.	5,215	213,431
Neopost S.A.	2,955	213,454

		797,815

Transportation 0.3%
Groupe Eurotunnel S.A. - Reg’d	49,919	465,380

Utilities 0.2%
Rubis	3,894	223,786
Sechilienne-Sidec	4,619	94,503

		318,289

		8,315,013

Germany 4.9%

Automobiles & Components 0.2%
ElringKlinger AG	6,514	166,053
Leoni AG	4,745	203,965

		370,018

Banks 0.1%
Aareal Bank AG *	4,808	104,115

Capital Goods 1.6%
Bauer AG	2,273	66,664
Bilfinger Berger SE	3,194	268,887
Brenntag AG	3,894	401,936

38 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Deutz AG *	17,448	117,167
Gildemeister AG *	8,201	141,812
Heidelberger Druckmaschinen AG *	17,464	36,736
Kloeckner & Co. SE	4,168	69,553
Krones AG	2,360	160,501
KSB AG	118	73,650
KUKA AG *	3,978	85,340
MTU Aero Engines Holding AG	4,086	278,914
Nordex SE *(a)	6,640	42,476
Pfeiffer Vacuum Technology AG	1,362	147,291
Q-Cells SE *(a)	14,750	19,602
Rheinmetall AG	1,488	99,248
SGL Carbon SE *(a)	5,340	257,566
Solarworld AG (a)	12,045	101,765
Vossloh AG	1,425	174,683

		2,543,791

Consumer Durables & Apparel 0.2%
Gerry Weber International AG	3,020	102,009
Rational AG	531	133,640

		235,649

Diversified Financials 0.1%
MLP AG	12,180	100,310

Energy 0.0%
CropEnergies AG	3,540	24,975

Health Care Equipment & Services 0.2%
Carl Zeiss Meditec AG	2,950	61,184
Rhoen Klinikum AG	7,299	178,865

		240,049

Materials 0.5%
Aurubis AG	5,310	312,503
Fuchs Petrolub AG	5,133	229,106
Symrise AG	11,196	304,829

		846,438

Media 0.4%
Axel Springer AG	4,838	208,346
Kabel Deutschland Holding AG *	6,140	344,333
Sky Deutschland AG *	36,840	123,588

		676,267

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
MorphoSys AG *	4,934	138,528
Stada Arzneimittel AG	6,829	241,090

		379,618

Real Estate 0.3%
Alstria Office REIT-AG	7,435	100,091
Deutsche Euroshop AG	5,215	205,884
Deutsche Wohnen AG	11,729	174,194
IVG Immobilien AG *	13,353	48,833

		529,002

Retailing 0.3%
BayWa AG	2,787	114,383
Douglas Holding AG	3,923	163,858
Fielmann AG	1,488	159,782
Praktiker AG	12,776	48,985

		487,008

Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE (a)	8,638	194,079
Dialog Semiconductor plc *	6,702	131,282

		325,361

Software & Services 0.4%
Software AG	6,092	268,752
United Internet AG	13,571	247,468
Wirecard AG	10,033	175,946

		692,166

Technology Hardware & Equipment 0.1%
Wincor Nixdorf AG	3,257	182,184

Telecommunication Services 0.1%
Freenet AG	18,316	229,510

		7,966,461

Greece 0.4%

Banks 0.1%
Piraeus Bank S.A. *	166,000	155,354

Diversified Financials 0.0%
Marfin Investment Group S.A. *	47,200	21,067

Energy 0.1%
Motor Oil (Hellas) Corinth Refineries S.A.	11,800	118,927

Materials 0.1%
Titan Cement Co. S.A.	8,550	163,358

Retailing 0.1%
Folli Follie Group *	10,000	132,750
JUMBO S.A.	15,000	84,444

		217,194

		675,900

Hong Kong 3.9%

Automobiles & Components 0.1%
Minth Group Ltd.	126,000	139,916

Capital Goods 0.2%
EVA Precision Industrial Holdings Ltd.	236,000	68,167
Goodtop Tin International Holdings Ltd. *	590,000	75,742
New Times Energy Corp., Ltd. *	84,000	917
Singamas Container Holdings Ltd.	280,000	84,471

		229,297

Consumer Durables & Apparel 0.5%
Daphne International Holdings Ltd.	127,000	140,864
Haier Electronics Group Co., Ltd. *	59,000	66,501
Ports Design Ltd.	63,000	103,846
Skyworth Digital Holdings Ltd.	246,000	141,480
Stella International Holdings Ltd.	63,000	177,928
Trinity Ltd.	118,000	122,701
Xtep International Holdings Ltd. (a)	118,000	67,410

		820,730

Consumer Services 0.2%
Ajisen China Holdings Ltd.	177,000	266,762
REXLot Holdings Ltd.	1,575,000	119,293

		386,055

Energy 0.1%
Sino Oil & Gas Holdings Ltd. *	2,655,000	122,701

See financial notes 39

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.0%
Heng Tai Consumables Group Ltd.	650,000	40,888

Food, Beverage & Tobacco 0.1%
C.P. Pokphand Co., Ltd.	826,000	89,072
China Green Holdings Ltd. (a)	177,000	61,805

		150,877

Health Care Equipment & Services 0.1%
Golden Meditech Holdings Ltd. *	756,000	119,374

Materials 0.4%
AMVIG Holdings Ltd.	244,000	166,328
China Grand Forestry Green Resources Group Ltd. *(c)(d)	1,260,000	23,131
China Shanshui Cement Group	252,000	249,747
Fufeng Group Ltd.	126,000	62,598
Jinchuan Group International Resources Co., Ltd. *	184,000	65,667
Sino-Forest Corp. *(a)(c)(d)	17,700	24,382

		591,853

Media 0.1%
eSun Holdings Ltd. *	326,000	75,331
VODone Ltd. (a)	354,000	48,171

		123,502

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Sino Biopharmaceutical Ltd.	252,000	72,142
The United Laboratories International Holdings Ltd. (a)	118,000	112,249

		184,391

Real Estate 0.3%
GZI Real Estate Investment Trust	504,000	270,451
HKR International Ltd.	188,800	90,890
K Wah International Holdings Ltd.	182,000	55,607
Lai Sun Development Co., Ltd. *	3,610,000	80,175

		497,123

Retailing 0.9%
Emperor Watch & Jewellery Ltd. (a)	740,000	160,546
Giordano International Ltd.	492,000	406,755
Hengdeli Holdings Ltd.	252,000	121,315
I.T Ltd.	140,000	128,504
Luk Fook Holdings International Ltd.	118,000	626,383

		1,443,503

Semiconductors & Semiconductor Equipment 0.1%
Varitronix International Ltd.	145,000	78,181

Software & Services 0.2%
G-Resources Group Ltd. *	3,207,000	242,903
Hi Sun Technology China Ltd. *	189,000	55,319
Nan Hai Corp., Ltd. *	9,450,000	38,821

		337,043

Technology Hardware & Equipment 0.2%
Digital China Holdings Ltd.	126,000	214,484
TCL Communication Technology Holdings Ltd.	177,000	107,250
Wasion Group Holdings Ltd.	126,000	49,335

		371,069

Telecommunication Services 0.0%
SmarTone Telecommunications Holding Ltd.	35,000	66,229

Transportation 0.1%
Pacific Basin Shipping Ltd.	378,000	183,428
Road King Infrastructure Ltd.	63,000	42,945

		226,373

Utilities 0.2%
China Gas Holdings Ltd.	488,000	167,895
China Oil & Gas Group Ltd. *	1,220,000	89,272
Towngas China Co., Ltd.	118,000	64,077

		321,244

		6,250,349

Ireland 0.8%

Capital Goods 0.4%
Charter International plc	17,080	212,194
DCC plc	7,508	205,391
Grafton Group plc	30,530	119,827
Kingspan Group plc	19,327	174,364

		711,776

Consumer Services 0.1%
Paddy Power plc	3,897	199,411

Food, Beverage & Tobacco 0.1%
C&C Group plc	42,797	187,938

Health Care Equipment & Services 0.1%
United Drug plc	39,855	131,981

Materials 0.1%
Smurfit Kappa Group plc *	17,405	138,255

		1,369,361

Israel 0.4%

Health Care Equipment & Services 0.1%
Given Imaging Ltd. *	7,080	112,229

Semiconductors & Semiconductor Equipment 0.3%
EZchip Semiconductor Ltd. *	5,900	185,722
Mellanox Technologies Ltd. *	8,024	232,286

		418,008

Telecommunication Services 0.0%
Internet Gold-Golden Lines Ltd. *	3,658	51,097

		581,334

Italy 2.6%

Banks 0.4%
Banca Piccolo Credito Valtellinese Scarl	25,751	90,244
Banca Popolare dell’Emilia Romagna Scrl	29,413	304,700
Banca Popolare di Sondrio Scrl	26,095	212,279
Credito Emiliano S.p.A.	12,650	58,283

		665,506

Capital Goods 0.5%
C.I.R. S.p.A - Compagnie Industriali Riunite	59,029	128,420
Danieli & C Officine Meccaniche S.p.A.	8,264	109,169
Impregilo S.p.A.	59,417	154,329

40 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Prysmian S.p.A.	24,190	392,172

		784,090

Consumer Durables & Apparel 0.3%
Geox S.p.A.	12,965	54,134
Indesit Co. S.p.A.	8,065	63,692
Safilo Group S.p.A. *	6,140	80,934
Tod’s S.p.A.	1,711	197,572

		396,332

Diversified Financials 0.1%
Azimut Holding S.p.A.	19,552	139,347
Banca Generali S.p.A.	8,201	81,002

		220,349

Energy 0.1%
ERG S.p.A.	13,216	159,553

Food, Beverage & Tobacco 0.2%
Davide Campari-Milano S.p.A.	39,943	326,656

Health Care Equipment & Services 0.3%
DiaSorin S.p.A.	6,490	279,675
Sorin S.p.A. *	78,295	195,810

		475,485

Insurance 0.1%
Fondiaria - Sai S.p.A. *	8,850	11,086
Societa Cattolica di Assicurazioni Scrl	7,299	186,011

		197,097

Materials 0.1%
Italmobiliare S.p.A.	8,752	187,757

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	13,028	126,427

Real Estate 0.1%
Beni Stabili S.p.A.	88,500	66,642

Software & Services 0.0%
Tiscali S.p.A. *(a)	260,980	19,164

Transportation 0.1%
Ansaldo STS S.p.A.	17,495	158,693

Utilities 0.2%
ACEA S.p.A.	11,007	95,879
Hera S.p.A.	76,904	142,505
IREN S.p.A.	80,224	107,421

		345,805

		4,129,556

Japan 13.6%

Automobiles & Components 0.8%
Daido Metal Co., Ltd.	7,000	78,632
Exedy Corp.	6,100	209,476
Keihin Corp.	6,100	113,513
KYB Co., Ltd.	25,000	165,751
Nissin Kogyo Co., Ltd.	18,900	295,104
Press Kogyo Co., Ltd.	59,000	286,243
TS Tech Co., Ltd.	12,600	190,804

		1,339,523

Banks 0.4%
Kiyo Holdings, Inc.	236,000	336,393
The Fukui Bank Ltd.	63,000	192,782
The Oita Bank Ltd.	59,000	185,942

		715,117

Capital Goods 3.8%
Aica Kogyo Co., Ltd.	18,900	260,997
Amano Corp.	5,900	52,851
Asahi Diamond Industrial Co., Ltd.	5,900	111,102
Central Glass Co., Ltd.	59,000	268,498
Daifuku Co., Ltd.	31,500	178,776
Furukawa Co., Ltd. *	189,000	192,782
Futaba Corp.	12,600	241,883
Hanwa Co., Ltd.	63,000	271,871
Hitachi Zosen Corp.	147,500	237,250
Hoshizaki Electric Co., Ltd.	6,300	138,325
Inaba Denki Sangyo Co., Ltd.	6,300	186,603
Iseki & Co., Ltd. *	59,000	138,106
Iwatani Corp.	63,000	215,849
Kyowa Exeo Corp.	18,900	186,850
Meidensha Corp.	63,000	239,741
Miura Co., Ltd.	5,900	159,401
Nichias Corp.	59,000	349,510
Noritake Co., Ltd.	63,000	244,684
Noritz Corp.	12,600	272,036
Oiles Corp.	12,600	239,576
Okumura Corp.	63,000	238,917
OSG Corp.	18,900	245,673
Sanwa Holdings Corp.	63,000	205,963
SHO-BOND Holdings Co., Ltd.	6,300	155,461
Sintokogio Ltd.	25,200	250,451
Taikisha Ltd.	12,600	262,974
Toyo Tanso Co., Ltd.	5,900	263,868
Tsubakimoto Chain Co.	59,000	327,906

		6,137,904

Commercial & Professional Services 0.4%
Daiseki Co., Ltd.	6,300	124,155
Duskin Co., Ltd.	12,600	247,320
Meitec Corp.	5,900	114,111
Mitsubishi Pencil Co., Ltd.	12,600	235,622

		721,208

Consumer Durables & Apparel 0.6%
Foster Electric Co., Ltd.	5,900	87,570
Mizuno Corp.	63,000	311,416
Pioneer Corp. *	50,400	235,951
Sangetsu Co., Ltd.	6,300	162,217
Tomy Co., Ltd.	25,200	201,679

		998,833

Consumer Services 0.4%
Accordia Golf Co., Ltd.	236	186,714
Doutor Nichires Holdings Co., Ltd.	18,900	232,573
Saizeriya Co., Ltd.	12,600	230,679

		649,966

Diversified Financials 0.3%
Aiful Corp. *(a)	23,600	33,331
Fuyo General Lease Co., Ltd.	6,300	230,267
IBJ Leasing Co., Ltd.	6,300	148,046

		411,644

Food, Beverage & Tobacco 0.9%
Fuji Oil Co., Ltd.	18,900	302,024
Hokuto Corp.	12,600	284,229
Megmilk Snow Brand Co., Ltd.	18,900	368,262

See financial notes 41

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Morinaga Milk Industry Co., Ltd.	63,000	271,048
The Nisshin Oillio Group Ltd.	59,000	284,700

		1,510,263

Health Care Equipment & Services 0.3%
Ship Healthcare Holdings, Inc.	11,800	276,985
Toho Holdings Co., Ltd.	18,300	193,362

		470,347

Household & Personal Products 0.2%
Fancl Corp.	11,800	159,401
Mandom Corp.	6,300	188,250

		347,651

Materials 2.8%
Adeka Corp.	18,900	188,827
Earth Chemical Co., Ltd.	6,300	227,713
FP Corp.	6,100	395,658
Fujimi, Inc.	12,600	147,964
Hokuetsu Kishu Paper Co., Ltd.	59,000	422,035
Kureha Corp.	59,000	260,782
Nifco, Inc.	12,600	319,490
Nippon Light Metal Co., Ltd.	126,000	240,565
Nippon Soda Co., Ltd.	63,000	275,991
NOF Corp.	63,000	308,945
Sakai Chemical Industry Co., Ltd.	63,000	279,286
Sanyo Special Steel Co., Ltd.	59,000	333,307
Toagosei Co., Ltd.	63,000	314,712
Tokyo Ohka Kogyo Co., Ltd.	12,600	260,996
Toyo Ink SC Holdings Co., Ltd.	63,000	271,047
Yodogawa Steel Works Ltd.	63,000	271,871

		4,519,189

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
KYORIN Holdings, Inc.	5,000	101,216
Nichi-iko Pharmaceutical Co., Ltd.	6,300	169,137
Seikagaku Corp.	12,200	131,142

		401,495

Real Estate 0.3%
Hulic Co., Ltd.	31,500	360,435
Leopalace21 Corp. *(a)	17,700	39,349

		399,784

Retailing 0.5%
K’s Holdings Corp.	6,500	285,177
Sanrio Co., Ltd. (a)	5,900	250,752
Tsutsumi Jewelry Co., Ltd.	12,600	307,462

		843,391

Software & Services 0.5%
eAccess Ltd.	531	197,901
Fuji Soft, Inc.	12,600	194,099
Net One Systems Co., Ltd.	177	477,972

		869,972

Technology Hardware & Equipment 0.7%
Arisawa Mfg. Co., Ltd.	5,900	29,859
Horiba Ltd.	6,300	205,139
Hosiden Corp.	18,900	151,012
Nichicon Corp.	18,900	279,781
Ryosan Co., Ltd.	6,300	141,373
Ryoyo Electro Corp.	30,500	293,154

		1,100,318

Transportation 0.4%
Japan Airport Terminal Co., Ltd.	5,900	87,725
Sankyu, Inc.	63,000	294,115
The Sumitomo Warehouse Co., Ltd.	59,000	281,614

		663,454

		22,100,059

Liechtenstein 0.1%

Banks 0.1%
Liechtensteinische Landesbank AG	1,425	105,579

Luxembourg 0.1%

Commercial & Professional Services 0.1%
Regus plc	94,328	116,575

Real Estate 0.0%
GAGFAH S.A.	10,944	63,438

		180,013

Netherlands 1.9%

Capital Goods 0.4%
Aalberts Industries N.V.	13,227	247,575
Arcadis N.V.	6,107	116,022
Heijmans N.V.	3,635	64,531
Imtech N.V.	8,346	243,035
Koninklijke BAM Groep N.V.	24,578	124,281

		795,444

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	3,718	132,009
TomTom N.V. *(a)	9,112	43,137

		175,146

Diversified Financials 0.1%
BinckBank N.V.	9,519	113,536
SNS REAAL N.V. *	20,725	69,796

		183,332

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	4,023	138,407

Food, Beverage & Tobacco 0.3%
CSM N.V.	8,201	198,725
Nutreco Holding N.V.	4,023	274,556

		473,281

Health Care Equipment & Services 0.1%
Mediq N.V.	8,002	141,654

Insurance 0.1%
Delta Lloyd N.V.	4,720	86,443

Real Estate 0.4%
Eurocommercial Properties N.V.	4,977	225,367
Nieuwe Steen Investments N.V. (a)	6,577	118,228
VastNed Retail N.V.	2,598	146,444
Wereldhave N.V.	2,124	180,950

		670,989

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	6,198	164,824

Software & Services 0.1%
Unit 4 N.V.	4,130	108,194

42 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 0.1%
TKH Group N.V.	5,792	130,927

		3,068,641

New Zealand 0.3%

Real Estate 0.1%
Goodman Property Trust	133,679	114,162

Transportation 0.1%
Mainfreight Ltd.	33,845	287,013

Utilities 0.1%
Infratil Ltd.	93,732	140,883

		542,058

Norway 1.9%

Banks 0.1%
SpareBank 1 SR Bank	13,028	108,140
Sparebanken 1 SMN	13,028	109,602

		217,742

Capital Goods 0.1%
Veidekke A.S.A.	13,028	97,424

Commercial & Professional Services 0.1%
Tomra Systems A.S.A.	26,995	214,487

Energy 1.0%
Aker A.S.A., A Shares	3,070	80,351
BW Offshore Ltd.	52,190	108,790
DNO International A.S.A. *	124,989	137,397
Fred. Olsen Energy A.S.A.	3,257	116,604
Frontline Ltd.	6,514	52,706
Golar LNG Ltd.	6,514	216,768
Norwegian Energy Co. A.S.A. *(a)	38,338	44,151
Petroleum Geo-Services A.S.A. *	19,552	247,096
Prosafe SE	26,095	191,334
Songa Offshore SE *	26,095	119,523
TGS Nopec Geophysical Co. A.S.A.	10,706	269,201

		1,583,921

Food, Beverage & Tobacco 0.2%
Cermaq A.S.A. *	13,028	163,185
Marine Harvest	177,000	103,507

		266,692

Media 0.1%
Schibsted A.S.A.	8,002	213,327

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Algeta A.S.A. *	4,934	173,875

Real Estate 0.1%
Norwegian Property A.S.A.	65,228	117,798

Semiconductors & Semiconductor Equipment 0.0%
Nordic Semiconductor A.S.A.	22,872	64,139

Software & Services 0.1%
Atea A.S.A.	13,028	131,522

		3,080,927

Portugal 0.2%

Capital Goods 0.1%
Mota-Engil, SGPS, S.A.	30,777	58,714
Sonae	123,375	97,167

		155,881

Materials 0.0%
Portucel-Empresa Produtora de Pasta e Papel S.A.	20,650	57,442

Media 0.1%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	42,939	160,061

		373,384

Republic of Korea 4.5%

Automobiles & Components 0.2%
Mando Corp.	1,710	297,329
S&T Daewoo Co., Ltd.	600	19,965
S&T Dynamics Co., Ltd.	1,200	18,334
Ssangyong Motor Co. *	2,950	17,697

		353,325

Banks 0.3%
KB Financial Group, Inc. ADR	5,192	214,326
Shinhan Financial Group Co., Ltd. ADR	3,245	272,158

		486,484

Capital Goods 0.1%
Kumho Electric Co., Ltd.	200	4,190
LG International Corp.	3,750	193,326
Sung Kwang Bend Co., Ltd.	1,300	24,188

		221,704

Commercial & Professional Services 0.0%
KEPCO Plant Service & Engineer Co., Ltd.	600	21,596

Consumer Durables & Apparel 0.1%
LG Fashion Corp.	2,000	91,578

Consumer Services 0.2%
Hana Tour Service, Inc.	2,970	143,927
Hotel Shilla Co., Ltd.	8,200	234,429

		378,356

Diversified Financials 0.1%
Hanwha Securities Co., Ltd.	26,300	141,009
Tong Yang Securities, Inc.	17,200	84,803

		225,812

Energy 0.1%
SK Gas Co., Ltd.	1,475	103,693

Food, Beverage & Tobacco 0.6%
CNK International Co., Ltd. *	5,900	55,303
Daesang Corp.	18,200	252,482
ORION Corp.	814	404,387
Samyang Corp.	2,280	236,153

		948,325

Insurance 0.5%
Hanwha General Insurance Co., Ltd. *	3,400	27,185
Hyundai Marine & Fire Insurance Co., Ltd.	19,900	628,608

See financial notes 43

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Meritz Fire & Marine Insurance Co., Ltd.	19,082	194,066

		849,859

Materials 1.0%
Kolon Industries, Inc.	885	94,153
Korea Kumho Petrochemical Co., Ltd.	2,494	426,635
OCI Materials Co., Ltd.	1,706	158,311
Poongsan Corp.	4,450	175,606
Seah Besteel Corp.	5,500	339,739
SK Chemicals Co., Ltd.	5,070	387,788
Taekwang Industrial Co., Ltd.	57	74,746

		1,656,978

Media 0.0%
CJ CGV Co., Ltd.	2,000	52,772

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Dong-A Pharmaceutical Co., Ltd.	2,080	192,627

Retailing 0.2%
CJ O Shopping Co., Ltd.	408	106,317
Dongsuh Cos., Inc.	800	26,095
Hyundai Greenfood Co. Ltd.	7,400	113,409

		245,821

Semiconductors & Semiconductor Equipment 0.2%
Jusung Engineering Co., Ltd. *	4,173	45,373
Seoul Semiconductor Co., Ltd.	11,280	288,648

		334,021

Software & Services 0.0%
Posco ICT Co., Ltd. *	3,500	23,523

Technology Hardware & Equipment 0.4%
Daeduck Electronics Co., Ltd.	7,650	52,202
Humax Co., Ltd.	6,567	52,076
LG Display Co., Ltd. ADR	10,384	103,217
LG Innotek Co., Ltd.	2,750	184,562
SFA Engineering Corp.	3,750	219,337

		611,394

Telecommunication Services 0.3%
SK Broadband Co., Ltd. *	41,300	141,299
SK Telecom Co., Ltd. ADR	15,458	248,565

		389,864

Transportation 0.1%
Asiana Airlines, Inc. *	12,280	116,256

Utilities 0.0%
Samchully Co., Ltd.	590	55,856

		7,359,844

Singapore 1.6%

Consumer Services 0.1%
Raffles Education Corp., Ltd. (a)	251,999	102,707

Energy 0.2%
Ezra Holdings Ltd. (a)	126,000	104,279
Sakari Resources Ltd.	126,000	286,114

		390,393

Food, Beverage & Tobacco 0.0%
GMG Global Ltd. (a)	240,000	48,908

Health Care Equipment & Services 0.1%
Biosensors International Group Ltd. *	70,000	77,147
Raffles Medical Group Ltd.	59,000	107,473

		184,620

Materials 0.1%
OM Holdings Ltd.	88,328	76,622

Real Estate 0.6%
CDL Hospitality Trusts	126,000	190,218
Ho Bee Investment Ltd.	126,000	142,533
Mapletree Logistics Trust	315,000	233,188
Suntec Real Estate Investment Trust	366,000	410,979

		976,918

Retailing 0.1%
Oceanus Group Ltd. *(a)	567,000	73,101
OSIM International Ltd.	120,000	117,779

		190,880

Technology Hardware & Equipment 0.1%
LionGold Corp., Ltd. *	177,000	126,613

Transportation 0.2%
Goodpack Ltd.	59,000	84,163
SATS Ltd.	126,000	237,904

		322,067

Utilities 0.1%
Hyflux Ltd. (a)	122,000	175,554

		2,595,282

Spain 1.6%

Banks 0.0%
Banco Pastor S.A.	16,547	68,614

Capital Goods 0.4%
Abengoa S.A. (a)	5,215	133,840
Construcciones y Auxiliar de Ferrocarriles S.A.	413	214,962
Obrascon Huarte Lain S.A.	7,866	219,544
Sacyr Vallehermoso S.A. (a)	14,750	113,512

		681,858

Commercial & Professional Services 0.1%
Prosegur, Compania de Seguridad S.A. - Reg’d	2,655	123,128

Consumer Services 0.1%
Melia Hotels International S.A.	11,269	88,913
NH Hoteles S.A. *	30,225	152,966

		241,879

Diversified Financials 0.2%
Bolsas y Mercados Espanoles (a)	8,923	251,165

Energy 0.1%
Tecnicas Reunidas S.A.	3,615	144,149

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	11,070	215,171
Viscofan S.A.	3,257	123,613

		338,784

Insurance 0.1%
Grupo Catalana Occidente S.A.	7,028	153,200

Materials 0.1%
Grupo Empresarial Ence S.A.	25,562	87,962

44 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Tubacex S.A. *	24,200	73,868

		161,830

Media 0.1%
Antena 3 de Television S.A. (a)	10,348	73,452
Promotora de Informaciones S.A., A Shares *(a)	42,980	65,905

		139,357

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	6,577	53,977
Faes Farma S.A.	44,996	94,586
Zeltia S.A. *	41,967	101,513

		250,076

		2,554,040

Sweden 3.0%

Capital Goods 0.6%
Hexagon AB, B Shares	22,959	390,997
Lindab International AB	8,597	67,291
NCC AB, B Shares	8,634	166,016
Peab AB	23,342	137,822
Trelleborg AB, B Shares	26,924	227,345

		989,471

Commercial & Professional Services 0.2%
Loomis AB, B Shares	9,545	137,348
Niscayah Group AB	71,626	203,867

		341,215

Consumer Durables & Apparel 0.1%
JM AB	7,498	125,381

Consumer Services 0.1%
Betsson AB *	3,941	86,310
Rezidor Hotel Group AB *	26,536	102,803
SkiStar AB	3,315	51,108

		240,221

Diversified Financials 0.3%
Avanza Bank Holding AB	4,808	135,709
Investment AB Oresund	8,535	133,611
L E Lundbergforetagen AB, B Shares	4,929	166,091

		435,411

Energy 0.2%
Lundin Petroleum AB *	21,951	334,261

Food & Staples Retailing 0.2%
Axfood AB	5,062	192,265
Hakon Invest AB	4,735	67,573

		259,838

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	6,676	181,572

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	6,451	242,268

Materials 0.1%
Billerud	8,850	70,321
Hoganas AB, B Shares	3,245	110,321

		180,642

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	19,794	217,845

Real Estate 0.7%
Castellum AB	19,678	284,557
Fabege AB	23,153	219,666
Hufvudstaden AB, A Shares	13,823	157,486
Kungsleden AB	20,022	169,382
Wallenstam AB, B Shares	18,786	190,116
Wihlborgs Fastigheter AB	6,882	96,580

		1,117,787

Retailing 0.1%
Clas Ohlson AB, B Shares (a)	1,957	23,518
Mekonomen AB	2,998	101,450

		124,968

Technology Hardware & Equipment 0.1%
Axis Communications AB	4,720	88,816

Transportation 0.0%
SAS AB *(a)	14,698	33,816

		4,913,512

Switzerland 5.1%

Automobiles & Components 0.1%
Autoneum Holding AG *	590	41,518
Rieter Holding AG - Reg’d *	649	127,635

		169,153

Banks 0.4%
Banque Cantonale Vaudoise - Reg’d	354	205,433
Basler Kantonalbank	590	104,985
St. Galler Kantonalbank AG - Reg’d	295	150,710
Valiant Holding AG - Reg’d	1,770	261,182

		722,310

Capital Goods 1.3%
Belimo Holding AG - Reg’d	63	132,023
Bobst Group AG - Reg’d *	2,913	83,079
Bucher Industries AG - Reg’d	1,534	278,667
Georg Fischer AG - Reg’d *	590	264,108
Huber & Suhner AG - Reg’d	2,913	175,730
Kaba Holding AG, B Shares - Reg’d	590	224,053
Meyer Burger Technology AG *(a)	4,493	164,633
OC Oerlikon Corp. AG - Reg’d *	21,917	160,889
Schweiter Technologies AG	126	77,730
Sulzer AG - Reg’d	3,540	476,272

		2,037,184

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	413	205,488

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d *	354	122,580

Diversified Financials 0.2%
Bank Sarasin & Cie AG, B Shares - Reg’d	4,682	154,432
Partners Group Holding AG	590	100,229
Vontobel Holding AG - Reg’d	4,294	137,374

		392,035

Energy 0.1%
Petroplus Holdings AG *	14,750	117,605

Food, Beverage & Tobacco 0.4%
Aryzta AG	9,112	431,053

See financial notes 45

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Barry Callebaut AG - Reg’d *	295	279,838

		710,891

Health Care Equipment & Services 0.2%
Galenica AG - Reg’d	531	313,583

Insurance 0.2%
Helvetia Holding AG - Reg’d	708	258,109

Materials 0.5%
Clariant AG - Reg’d *	28,615	321,296
Ems-Chemie Holding AG - Reg’d	1,652	324,070
Ferrexpo plc	24,452	149,979

		795,345

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Tecan Group AG - Reg’d *	1,614	135,893

Real Estate 0.7%
Allreal Holding AG - Reg’d *	955	165,670
Intershop Holding AG	295	118,885
Mobimo Holding AG - Reg’d *	829	227,282
PSP Swiss Property AG - Reg’d *	3,257	321,480
Swiss Prime Site AG - Reg’d *	3,658	324,773

		1,158,090

Retailing 0.2%
Dufry AG - Reg’d *	1,888	200,166
Valora Holding AG - Reg’d	354	108,643

		308,809

Software & Services 0.1%
Temenos Group AG - Reg’d *	5,729	126,095

Technology Hardware & Equipment 0.2%
Ascom Holding AG - Reg’d	4,861	57,865
Kudelski S.A.	4,104	40,864
Logitech International S.A. - Reg’d *(a)	15,340	179,755

		278,484

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	354	156,380
Panalpina Welttransport Holding AG - Reg’d *	2,124	249,812

		406,192

		8,257,846

United Arab Emirates 0.1%

Energy 0.1%
Lamprell plc	14,750	76,397

United Kingdom 16.8%

Automobiles & Components 0.3%
GKN plc	136,303	448,310

Banks 0.1%
Paragon Group Cos. plc	44,881	112,466

Capital Goods 2.6%
Ashtead Group plc	66,100	126,785
Balfour Beatty plc	60,535	246,120
Bodycote plc	20,026	95,083
Carillion plc	43,330	241,853
Chemring Group plc	18,845	171,833
Cookson Group plc	26,400	226,320
Fenner plc	28,097	168,219
IMI plc	27,536	400,381
Kier Group plc	6,388	129,288
Meggitt plc	69,997	392,636
Melrose plc	40,111	204,945
Morgan Crucible Co. plc	42,797	191,632
Qinetiq Group plc	68,121	137,649
Senior plc	73,584	189,305
SIG plc *	78,295	132,583
Spirax-Sarco Engineering plc	8,968	269,848
The Weir Group plc	18,189	571,001
Travis Perkins plc	15,606	209,763
Ultra Electronics Holdings plc	7,498	182,031

		4,287,275

Commercial & Professional Services 1.3%
Babcock International Group plc	32,609	333,706
Berendsen plc	23,405	188,755
De La Rue plc	11,802	154,982
Homeserve plc	35,207	266,164
Intertek Group plc	12,390	407,313
ITE Group plc	42,390	117,958
Michael Page International plc	36,369	230,950
Mitie Group plc	45,928	166,091
RPS Group plc	34,577	112,544
WS Atkins plc	15,059	133,633

		2,112,096

Consumer Durables & Apparel 0.7%
Barratt Developments plc *	102,257	136,946
Bellway plc	14,671	143,806
Bovis Homes Group plc	13,658	84,351
Pace plc	36,535	62,760
Persimmon plc	30,520	225,761
Redrow plc *	48,211	95,770
Taylor Wimpey plc *	337,858	182,584
The Berkeley Group Holdings plc *	12,171	234,440

		1,166,418

Consumer Services 0.8%
Bwin.Party Digital Entertainment plc *	27,305	55,708
Dignity plc	7,863	97,494
Domino’s Pizza UK & IRL plc	15,970	131,056
Enterprise Inns plc *	72,348	48,475
Greene King plc	26,221	189,990
J.D. Wetherspoon plc	17,468	118,035
Marston’s plc	85,260	132,022
Millennium & Copthorne Hotels plc	21,321	149,105
Mitchells & Butlers plc *	44,569	167,708
Punch Taverns plc *	94,590	14,878
Rank Group plc	66,149	150,252
Restaurant Group plc	26,861	125,043

		1,379,766

Diversified Financials 1.6%
Aberdeen Asset Management plc	108,946	355,847
Ashmore Group plc	25,814	169,976
Close Brothers Group plc	15,122	178,389
F&C Asset Management plc	89,772	98,739
Hargreaves Lansdown plc	11,800	83,002
Henderson Group plc	70,453	148,556
IG Group Holdings plc	38,619	281,206
Intermediate Capital Group plc	49,311	199,763
International Personal Finance	34,829	155,103

46 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Investec plc	50,358	354,220
London Stock Exchange Group plc	19,896	298,202
Rathbone Brothers plc	8,201	141,545
Tullett Prebon plc	26,095	158,697

		2,623,245

Energy 1.3%
Afren plc *	106,405	181,743
Enquest plc *	78,295	143,037
Heritage Oil plc *	18,631	67,892
Hunting plc	17,938	198,904
JKX Oil & Gas plc	22,169	67,645
John Wood Group plc	28,688	277,698
Premier Oil plc *	41,216	221,799
Salamander Energy plc *	24,001	89,844
SOCO International plc *	34,441	180,405
Subsea 7 S.A. *	32,010	746,242

		2,175,209

Food & Staples Retailing 0.1%
Booker Group plc	118,000	131,708

Food, Beverage & Tobacco 0.5%
Britvic plc	31,698	164,127
Cranswick plc	10,430	106,906
Dairy Crest Group plc	27,331	161,630
Devro plc	35,018	140,265
Greggs plc	20,870	167,189
Premier Foods plc *	163,293	34,751

		774,868

Household & Personal Products 0.1%
McBride plc	23,667	50,482
PZ Cussons plc	23,027	132,128

		182,610

Insurance 0.9%
Amlin plc	48,012	243,830
Beazley plc	80,161	152,320
Catlin Group Ltd.	38,619	234,233
Hiscox Ltd.	39,981	231,362
Jardine Lloyd Thompson Group plc	16,232	174,569
Lancashire Holdings Ltd.	21,321	236,936
St. James’s Place plc	19,615	113,380

		1,386,630

Materials 1.2%
Aquarius Platinum Ltd.	40,369	162,684
Croda International plc	14,750	433,742
DS Smith plc	57,008	191,866
Filtrona plc	36,787	218,629
Hochschild Mining plc	19,426	159,733
Mondi plc	41,406	368,784
Petropavlovsk plc	17,268	245,177
Victrex plc	9,112	192,728

		1,973,343

Media 0.4%
Informa plc	62,623	360,347
Rightmove plc	13,353	282,864
Trinity Mirror plc *	41,300	29,757

		672,968

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
BTG plc *	36,065	153,854
Genus plc	9,238	142,145
Hikma Pharmaceuticals plc	19,552	192,127

		488,126

Real Estate 0.8%
Atrium European Real Estate Ltd.	23,793	128,807
Big Yellow Group plc	19,959	85,503
Capital & Counties Properties plc	67,186	184,003
Derwent London plc	8,923	224,762
Grainger plc	42,327	72,020
Great Portland Estates plc	34,829	205,065
Helical Bar plc	17,017	64,906
Savills plc	19,164	97,668
Shaftesbury plc	24,137	187,584
Unite Group plc *	22,746	66,035

		1,316,353

Retailing 0.8%
Carpetright plc	6,170	53,798
Debenhams plc	154,496	134,584
Dixons Retail plc *(a)	118,000	23,210
Halfords Group plc	23,730	118,504
Howden Joinery Group plc *	86,234	142,657
Inchcape plc	46,674	245,166
Kesa Electricals plc	73,521	130,604
Mothercare plc	12,180	73,736
N Brown Group plc	31,761	137,303
WH Smith plc	20,400	165,782

		1,225,344

Semiconductors & Semiconductor Equipment 0.0%
CSR plc	18,190	65,456

Software & Services 0.5%
Aveva Group plc	6,735	172,828
Fidessa Group plc	5,404	142,633
Micro Focus International plc	23,342	118,581
Misys plc *	38,530	176,415
Telecity Group plc *	19,615	174,223
Xchanging plc *	6,398	8,542

		793,222

Technology Hardware & Equipment 1.0%
Domino Printing Sciences plc	9,440	85,615
Electrocomponents plc	50,602	176,073
Halma plc	40,786	231,040
Imagination Technologies Group plc *	27,331	157,803
Laird plc	45,458	115,096
Premier Farnell plc	36,801	108,577
Rotork plc	8,936	250,988
Spectris plc	11,927	279,262
Spirent Communications plc	78,295	161,395

		1,565,849

Telecommunication Services 0.1%
Colt Group S.A. *	65,228	117,359

Transportation 1.0%
BBA Aviation plc	76,526	208,835
easyJet plc *	25,370	141,854
FirstGroup plc	49,573	296,152
Go-Ahead Group plc	7,813	201,382
National Express Group plc	62,097	253,583
Stagecoach Group plc	76,589	320,744
Stobart Group Ltd.	65,228	142,318

		1,564,868

See financial notes 47

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Utilities 0.4%
Northumbrian Water Group plc	37,427	280,936
Pennon Group plc	31,635	333,268

		614,204

		27,177,693

United States 0.5%

Health Care Equipment & Services 0.2%
SXC Health Solutions Corp. *	6,300	343,847

Materials 0.3%
Alacer Gold Corp. *	29,500	332,152
Golden Star Resources Ltd. *	25,200	61,335

		393,487

		737,334

Total Common Stock
(Cost $159,806,849)		159,835,916

Preferred Stock 0.4% of net assets

Germany 0.4%

Capital Goods 0.0%
Jungheinrich AG	1,593	50,746

Consumer Durables & Apparel 0.2%
Hugo Boss AG	2,537	251,164

Materials 0.1%
Fuchs Petrolub AG	5,310	244,651

Media 0.1%
ProSiebenSat.1 Media AG	9,582	191,767

Total Preferred Stock
(Cost $693,983)		738,328

Other Investment Companies 0.3% of net assets

Guernsey 0.1%
F&C Commercial Property Trust Ltd.	58,714	98,182

Switzerland 0.1%
BB Biotech AG - Reg’d	1,425	91,266
Schroder ImmoPLUS	126	176,551

		267,817

United States 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	119,092	119,092

Total Other Investment Companies
(Cost $433,610)		485,091

End of Investments

Collateral Invested for Securities on Loan 1.4% of net assets

State Street Navigator Securities Lending Prime Portfolio	2,320,226	2,320,226

Total Collateral Invested for Securities on Loan
(Cost $2,320,226)		2,320,226

End of Collateral Invested for Securities on Loan

At 8/31/2011, the tax basis cost of the fund’s investments was $162,654,799 and the unrealized appreciation and depreciation were $12,239,598 and ($13,835,062), respectively, with a net unrealized depreciation of ($1,595,464).

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $190,316 or 0.1% of net assets.
(c)	Illiquid security. At the period end, the value of these amounted to $110,968 or 0.1% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust

48 See financial notes

 Schwab International Small-Cap Equity ETF

Statement of
Assets and Liabilities
As of August 31, 2011

Assets

Investments, at value including securities on loan of $2,166,204 (cost $160,934,442)		$161,059,335
Collateral invested for securities on loan		2,320,226
Foreign currency, at value (cost $779,540)		775,661
Receivables:
Dividends		256,511
Foreign tax reclaims		43,951
Income from securities on loan		7,725
Interest	+	14

Total assets		164,463,423

Liabilities

Collateral held for securities on loan		2,320,226
Payables:
Investment adviser fees	+	4,497

Total liabilities		2,324,723

Net Assets

Total assets		164,463,423
Total liabilities	−	2,324,723

Net assets		$162,138,700

Net Assets by Source
Capital received from investors		161,656,551
Net investment income not yet distributed		2,235,289
Net realized capital losses		(1,878,795)
Net unrealized capital gains		125,655

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$162,138,700		5,900,001		$27.48

See financial notes 49

 Schwab International Small-Cap Equity ETF

Statement of
Operations
For September 1, 2010 through August 31, 2011

Investment Income

Dividends (net of foreign withholding tax of $315,955)		$3,512,844
Interest		606
Securities on loan	+	80,467

Total investment income		3,593,917

Expenses

Investment adviser fees		447,883

Total expenses	−	447,883

Net investment income		3,146,034

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(1,294,636)
Net realized gains on in-kind redemptions		2,408,289
Net realized gains on foreign currency transactions	+	45,146

Net realized gains		1,158,799
Net unrealized gains on investments		2,000,074
Net unrealized gains on foreign currency translations	+	1,551

Net unrealized gains	+	2,001,625

Net realized and unrealized gains		3,160,424

Net increase in net assets resulting from operations		$6,306,458

50 See financial notes

 Schwab International Small-Cap Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/10-8/31/11			1/13/10*-8/31/10
Net investment income		$3,146,034	$522,045
Net realized gains (losses)		1,158,799	(235,657)
Net unrealized gains (losses)	+	2,001,625	(1,875,970)

Net increase (decrease) in net assets resulting from operations		6,306,458	(1,589,582)

Distributions to Shareholders

Distributions from net investment income		($2,126,721)	$—

Transactions in Fund Shares

		9/1/10-8/31/11		1/13/10*-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold		3,800,000	$110,560,371	2,500,001	$60,437,289
Shares Redeemed	+	(400,000)	(11,449,115)	—	—

Net transactions in fund shares		3,400,000	$99,111,256	2,500,001	$60,437,289

Shares Outstanding and Net Assets

		9/1/10-8/31/11		1/13/10*-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,500,001	$58,847,707	—	$—
Total increase	+	3,400,000	103,290,993	2,500,001	58,847,707

End of period		5,900,001	$162,138,700	2,500,001	$58,847,707

Net investment income not yet distributed			$2,235,289		$526,412

*	Commencement of operations.

See financial notes 51

Schwab Emerging Markets Equity ETF™

Financial Statements

Financial Highlights

	9/1/10–	1/13/10[1]–
	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	24.30	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.62	0.27
Net realized and unrealized gains (losses)	1.41 [2]	(0.97)

Total from investment operations	2.03	(0.70)
Less distributions:
Distributions from net investment income	(0.23)	—

Net asset value at end of period	26.10	24.30

Total return (%)	8.31	(2.80)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.25	0.30	[4,5]
Gross operating expenses	0.25	0.30	[4]
Net investment income (loss)	2.78	2.94	[4]
Portfolio turnover rate[6]	9	23	[3]
Net assets, end of period ($ x 1,000)	396,661	148,222

1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 Effective June 14, 2010, the annual operating expense was reduced. The ratio presented for period ended 8/31/10 is a blended rate.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

52 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings as of August 31, 2011

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

91.2%	Common Stock	372,971,578	361,663,874
7.7%	Preferred Stock	33,797,424	30,629,993
0.7%	Other Investment Company	2,708,956	2,708,956
0.0%	Corporate Bond	373	314

99.6%	Total Investments	409,478,331	395,003,137
0.3%	Collateral Invested for Securities on Loan	1,404,540	1,404,540
0.1%	Other Assets and Liabilities, Net		253,436

100.0%	Net Assets		396,661,113

	Number	Value
Security	of Shares	($)

Common Stock 91.2% of net assets

Brazil 11.1%

Banks 1.7%
Banco Bradesco S.A. ADR	217,360	3,879,876
Banco do Brasil S.A.	106,400	1,790,082
Banco Santander Brasil S.A. ADR	95,152	915,362
Itau Unibanco Holding S.A.	7,600	121,929

		6,707,249

Capital Goods 0.3%
Embraer S.A. ADR	22,800	581,172
Weg S.A.	45,600	494,129

		1,075,301

Consumer Durables & Apparel 0.3%
Cyrela Brazil Realty S.A.	37,088	352,385
MRV Engenharia e Participacoes S.A.	36,480	307,790
PDG Realty S.A. Empreendimentos e Participacoes	136,192	671,441

		1,331,616

Consumer Services 0.1%
Anhanguera Educacional Participacoes S.A.	14,288	237,504

Diversified Financials 0.4%
BM&F BOVESPA S.A.	240,160	1,410,838
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	12,160	190,646

		1,601,484

Energy 2.0%
HRT Participacoes em Petroleo S.A. *	300	198,149
OGX Petroleo e Gas Participacoes S.A. *	136,800	987,971
OSX Brasil S.A. *	300	63,279
Petroleo Brasileiro S.A. ADR	209,760	6,093,528
Ultrapar Participacoes S.A. ADR	36,784	652,548

		7,995,475

Food, Beverage & Tobacco 0.9%
BRF - Brasil Foods S.A. ADR *	95,608	1,893,038
Companhia de Bebidas das Americas ADR (a)	15,200	437,912
Cosan S.A. Industria e Comercio	15,200	228,737
JBS S.A. *	63,840	171,639
Souza Cruz S.A.	76,000	951,316

		3,682,642

Health Care Equipment & Services 0.0%
Amil Participacoes S.A.	15,200	172,175

Household & Personal Products 0.3%
Hypermarcas S.A.	27,208	228,532
Natura Cosmeticos S.A.	42,560	1,021,526

		1,250,058

Insurance 0.1%
Porto Seguro S.A.	12,160	150,220
Sul America S.A.	7,600	85,992

		236,212

Materials 2.2%
Braskem S.A. ADR	15,200	361,608
Companhia Siderurgica Nacional S.A. ADR	129,048	1,296,932
Duratex S.A. *	36,290	244,264
Fibria Celulose S.A. ADR	15,808	156,499
Gerdau S.A.	15,200	109,392
Gerdau S.A. ADR	96,976	836,903
MMX Mineracao e Metalicos S.A. *	30,400	155,426
Usinas Siderurgicas de Minas Gerais S.A. *	30,400	435,462
Vale S.A. ADR	178,752	5,047,956

		8,644,442

Real Estate 0.1%
BR Malls Participacoes S.A.	38,000	424,695

Retailing 0.2%
B2W Cia Global Do Varejo	12,160	122,886
Lojas Americanas S.A.	10,640	91,782
Lojas Renner S.A.	15,200	572,800

		787,468

Software & Services 0.4%
Cielo S.A.	24,191	622,977
Redecard S.A.	60,800	937,917

		1,560,894

Telecommunication Services 0.6%
Brasil Telecom S.A. ADR	13,832	314,124
Tele Norte Leste Participacoes S.A. ADR	33,440	438,064
Telesp - Telecomunicacoes de Sao Paulo S.A. ADR	23,560	748,501

See financial notes 53

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Tim Participacoes S.A.	42,225	258,423
Tim Participacoes S.A.	21,199	660,137

		2,419,249

Transportation 0.6%
All America Latina Logistica S.A.	91,808	533,552
CCR SA	45,600	1,377,877
LLX Logistica S.A. *	30,400	78,096
TAM S.A. ADR	10,792	225,985

		2,215,510

Utilities 0.9%
Centrais Eletricas Brasileiras S.A. ADR	30,400	317,072
Companhia de Saneamento Basico do Estado de Sao Paulo ADR *	6,080	350,573
Companhia Energetica de Minas Gerais ADR	50,160	949,027
Companhia Paranaense de Energia ADR	15,200	334,704
CPFL Energia S.A. ADR	15,048	397,719
EDP - Energias do Brasil S.A.	15,200	365,979
Light S.A.	15,200	262,234
Tractebel Energia S.A.	30,400	484,271

		3,461,579

		43,803,553

Chile 2.1%

Banks 0.3%
Banco de Chile ADR	4,669	394,531
Banco Santander Chile ADR	4,590	414,752
Corpbanca S.A.	19,175,408	285,244

		1,094,527

Capital Goods 0.2%
Empresas Copec S.A.	56,544	871,730

Food & Staples Retailing 0.1%
Cencosud S.A.	94,088	582,358

Materials 0.5%
Cap S.A.	14,896	634,409
Empresas CMPC S.A.	11,552	496,971
Sociedad Quimica y Minera de Chile S.A. ADR	16,264	1,045,450

		2,176,830

Retailing 0.3%
S.A.C.I. Falabella S.A.	109,896	1,023,500

Transportation 0.2%
Lan Airlines S.A. ADR (a)	30,400	855,760

Utilities 0.5%
Colbun S.A.	1,392,776	387,341
Empresa Nacional de Electricidad S.A. ADR	16,595	860,782
Enersis S.A. ADR	30,400	611,648

		1,859,771

		8,464,476

China 16.2%

Automobiles & Components 0.3%
Dongfeng Motor Group Co., Ltd., H Shares	374,000	596,314
Great Wall Motor Co., Ltd., H Shares (a)	380,000	548,317
Guangzhou Automobile Group Co., Ltd., H Shares	115,662	125,022

		1,269,653

Banks 4.2%
Agricultural Bank of China Ltd., H Shares	1,368,000	658,566
Bank of China Ltd., H Shares	7,144,000	2,953,108
Bank of Communications Co., Ltd., H Shares	1,006,200	745,319
China CITIC Bank Corp., Ltd., H Shares *	1,278,800	686,216
China Construction Bank Corp., H Shares	7,752,000	5,752,064
China Merchants Bank Co., Ltd., H Shares	380,000	810,768
China Minsheng Banking Corp., Ltd., H Shares	608,100	504,301
Industrial & Commercial Bank of China Ltd., H Shares	6,840,000	4,487,031

		16,597,373

Capital Goods 0.8%
Beijing Enterprises Holdings Ltd.	76,000	369,285
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (a)	137,300	235,835
China Communications Construction Co., Ltd., H Shares	608,000	440,215
China International Marine Containers (Group) Co., Ltd., B Shares	258,400	357,928
China National Materials Co., Ltd., H Shares	456,000	276,305
China Railway Construction Corp., Ltd., H Shares	380,000	201,960
China Railway Group Ltd., H Shares	608,000	174,837
Citic Pacific Ltd.	152,000	307,526
CITIC Resources Holdings Ltd. *	304,000	48,393
CSR Corp., Ltd., H Shares	332,000	193,498
Metallurgical Corp. of China Ltd., H Shares	152,000	43,124
Shanghai Industrial Holdings Ltd.	152,000	501,486
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares *	471,200	221,935

		3,372,327

Energy 3.4%
China Coal Energy Co., H Shares	456,000	612,320
China Oilfield Services Ltd., H Shares	304,000	476,119
China Petroleum & Chemical Corp., H Shares	2,285,000	2,252,835

54 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
China Shenhua Energy Co., Ltd., H Shares	304,000	1,412,746
CNOOC Ltd.	1,672,000	3,421,422
Inner Mongolia Yitai Coal Co., Ltd., B Shares	121,600	691,904
Kunlun Energy Co., Ltd.	304,000	469,875
PetroChina Co., Ltd., H Shares	2,432,000	3,122,092
Yanzhou Coal Mining Co., Ltd., H Shares	304,000	883,942

		13,343,255

Food, Beverage & Tobacco 0.0%
China Agri-Industries Holdings Ltd.	152,000	141,470

Health Care Equipment & Services 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd.	80,000	100,338
Shanghai Pharmaceuticals Holding Co., Ltd. *	60,800	126,445
Sinopharm Group Co., H Shares	138,800	336,414

		563,197

Insurance 1.6%
China Life Insurance Co., Ltd., H Shares	912,000	2,290,054
China Pacific Insurance (Group) Co., Ltd., H Shares	137,300	538,473
China Taiping Insurance Holdings Co., Ltd. *	152,000	341,089
PICC Property & Casualty Co., Ltd., H Shares *	608,000	1,069,316
Ping An Insurance (Group) Co., of China Ltd., H Shares	248,000	1,985,044

		6,223,976

Materials 0.8%
Angang Steel Co., Ltd., H Shares	342,000	266,939
Anhui Conch Cement Co., Ltd., H Shares	66,000	275,365
BBMG Corp., H Shares	152,000	171,130
China Bluechemical Ltd., H Shares	608,000	479,241
China National Building Material Co., Ltd., H Shares	608,000	1,022,485
Jiangxi Copper Co., Ltd., H Shares	155,000	443,730
Sinofert Holdings Ltd.	608,000	188,887
Zijin Mining Group Co., Ltd., H Shares	912,000	426,165

		3,273,942

Real Estate 0.8%
China Overseas Land & Investment Ltd.	608,000	1,295,668
China Resources Land Ltd.	304,000	497,193
China Vanke Co., Ltd., B Shares	319,200	409,775
Guangzhou R&F Properties Co., Ltd., H Shares (a)	304,000	366,456
Sino-Ocean Land Holdings Ltd. (a)	608,000	287,232
Yuexiu Property Co., Ltd. *	1,520,000	269,280

		3,125,604

Retailing 0.3%
China Resources Enterprise Ltd.	304,000	1,227,372

Technology Hardware & Equipment 0.3%
BYD Co., Ltd., H Shares *(a)	76,000	158,836
Lenovo Group Ltd.	912,000	611,149
ZTE Corp., H Shares	108,960	300,738

		1,070,723

Telecommunication Services 2.6%
China Mobile Ltd.	684,000	6,945,678
China Telecom Corp., Ltd., H Shares	2,432,000	1,589,145
China Unicom (Hong Kong) Ltd.	912,000	1,931,794

		10,466,617

Transportation 0.7%
Air China Ltd., H Shares	608,000	615,052
China COSCO Holdings Co., Ltd., H Shares (a)	401,000	225,476
China Merchants Holdings International Co., Ltd.	304,000	907,358
China Shipping Container Lines Co., Ltd., H Shares *	912,000	209,571
Cosco Pacific Ltd.	304,000	416,799
Jiangsu Expressway Co., Ltd., H Shares	96,000	80,106
Zhejiang Expressway Co., Ltd., H Shares	304,000	190,057

		2,644,419

Utilities 0.3%
China Longyuan Power Group Corp., H Shares	304,000	276,305
China Resources Power Holdings Co., Ltd.	304,000	515,145
Datang International Power Generation Co., Ltd., H Shares (a)	912,000	255,231

		1,046,681

		64,366,609

Colombia 1.0%

Banks 0.3%
Bancolombia S.A. ADR	18,240	1,199,827

Diversified Financials 0.2%
Corporacion Financiera Colombiana S.A.	17,936	349,084
Grupo de Inversiones Suramericana S.A.	18,240	361,942

		711,026

Energy 0.4%
Ecopetrol S.A. ADR	40,280	1,761,042

Materials 0.1%
Cementos Argos S.A.	15,200	94,415
Inversiones Argos S.A.	19,760	201,028

		295,443

		3,967,338

Czech Republic 0.5%

Banks 0.1%
Komercni Banka A/S	1,976	416,333

Telecommunication Services 0.1%
Telefonica O2 Czech Republic A/S	8,208	210,073

See financial notes 55

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Utilities 0.3%
CEZ A/S	30,400	1,433,440

		2,059,846

Egypt 0.5%

Banks 0.1%
Commercial International Bank GDR	123,120	578,664

Capital Goods 0.3%
Orascom Construction Industries GDR	24,168	985,813

Telecommunication Services 0.1%
Orascom Telecom Holding SAE GDR - Reg’d *	135,748	403,850

		1,968,327

Hong Kong 0.1%

Automobiles & Components 0.1%
Brilliance China Automotive Holdings Ltd. *(a)	190,000	231,718

Hungary 0.5%

Banks 0.2%
OTP Bank Nyrt. plc	37,392	821,591

Energy 0.2%
MOL Hungarian Oil and Gas Nyrt. *	7,600	703,370

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt.	1,672	309,660

		1,834,621

India 10.2%

Automobiles & Components 0.5%
Bajaj Auto Ltd.	31,464	1,081,562
Hero Honda Motors Ltd.	9,729	436,273
Mahindra & Mahindra Ltd.	28,272	452,076

		1,969,911

Banks 1.8%
Axis Bank Ltd.	39,216	914,614
Bank of Baroda	11,456	183,818
Canara Bank Ltd.	40,432	373,151
HDFC Bank Ltd.	128,440	1,324,285
Housing Development Finance Corp., Ltd.	129,200	1,859,863
ICICI Bank Ltd.	67,184	1,277,298
Oriental Bank of Commerce	40,736	277,766
State Bank of India	17,480	748,926
Union Bank of India Ltd.	30,554	161,230

		7,120,951

Capital Goods 0.9%
Adani Enterprises Ltd.	25,232	290,401
Bharat Heavy Electricals Ltd.	17,024	651,755
Crompton Greaves Ltd.	46,977	153,019
Jaiprakash Associates Ltd.	141,816	190,166
Larsen & Toubro Ltd.	52,136	1,827,307
Siemens India Ltd.	9,272	180,004
Tata Motors Ltd.	20,064	325,425

		3,618,077

Consumer Durables & Apparel 0.1%
Titan Industries Ltd.	60,800	271,323

Diversified Financials 0.3%
Bajaj Holdings & Investment Ltd.	17,480	284,311
Infrastructure Development Finance Co., Ltd.	142,272	351,587
Kotak Mahindra Bank Ltd.	38,304	368,317
Reliance Capital Ltd.	24,624	206,296
Rural Electrification Corp., Ltd.	30,400	116,022
Shriram Transport Finance Co., Ltd.	6,080	83,562

		1,410,095

Energy 1.5%
Bharat Petroleum Corp., Ltd.	22,344	326,790
Cairn India Ltd. *	58,976	357,314
Coal India Ltd.	53,200	432,994
Essar Oil Ltd. *	92,264	178,317
Hindustan Petroleum Corp., Ltd.	42,256	343,141
Indian Oil Corp., Ltd.	41,952	279,270
Oil & Natural Gas Corp., Ltd.	138,016	790,333
Reliance Industries Ltd.	180,272	3,073,236
The Great Eastern Shipping Co., Ltd.	51,376	268,873

		6,050,268

Food, Beverage & Tobacco 0.9%
ITC Ltd.	667,888	2,906,509
Nestle India Ltd.	3,952	376,749
United Spirits Ltd.	9,728	189,205

		3,472,463

Household & Personal Products 0.2%
Colgate-Palmolive (India) Ltd.	12,160	251,413
Hindustan Unilever Ltd.	58,368	405,217

		656,630

Materials 0.9%
Hindalco Industries Ltd.	198,968	654,153
Jindal Steel & Power Ltd.	52,136	588,157
JSW Steel Ltd.	25,536	376,247
NMDC Ltd.	59,584	284,657
Sesa Goa Ltd.	52,440	268,976
Steel Authority of India Ltd.	78,888	184,929
Sterlite Industries (India) Ltd. ADR	67,944	787,471
Tata Chemicals Ltd.	40,736	295,458
Tata Steel Ltd.	29,792	302,772

		3,742,820

Media 0.1%
Zee Entertainment Enterprises Ltd.	79,648	202,622

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Cipla Ltd.	79,344	482,611
Dr. Reddys Laboratories Ltd.	12,464	405,993
Lupin Ltd.	47,120	460,456
Piramal Healthcare Ltd.	9,880	77,238
Sun Pharmaceutical Industries Ltd.	43,320	460,387

		1,886,685

Real Estate 0.1%
DLF Ltd.	60,344	258,018

56 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Housing Development & Infrastructure Ltd. *	30,400	68,128
Unitech Ltd.	76,000	45,715

		371,861

Software & Services 1.3%
HCL Technologies Ltd.	29,792	267,837
Infosys Technologies Ltd.	67,944	3,480,046
Mphasis Ltd.	9,120	70,326
Tata Consultancy Services Ltd.	37,088	841,627
Wipro Ltd. ADR	48,060	479,639

		5,139,475

Telecommunication Services 0.5%
Bharti Airtel Ltd.	185,440	1,625,469
Idea Cellular Ltd. *	201,248	437,021
Reliance Communications Ltd.	30,400	52,482

		2,114,972

Transportation 0.1%
Container Corp. Of India Ltd.	3,040	61,727
Mundra Port and Special Economic Zone Ltd.	45,600	151,010

		212,737

Utilities 0.5%
Adani Power Ltd. *	75,392	149,802
GAIL India Ltd.	50,464	453,135
National Hydroelectric Power Corp., Ltd.	152,000	80,373
NTPC Ltd.	178,296	658,205
Power Grid Corp. of India Ltd.	146,072	319,582
Reliance Power Ltd. *	84,816	156,647
Tata Power Co., Ltd.	15,200	345,590
Torrent Power Ltd.	7,600	36,902

		2,200,236

		40,441,126

Indonesia 3.3%

Automobiles & Components 0.7%
PT Astra International Tbk	380,000	2,945,857

Banks 0.9%
PT Bank Central Asia Tbk	1,444,000	1,353,803
PT Bank Mandiri Tbk	988,459	793,501
PT Bank Negara Indonesia (Persero) Tbk	456,316	220,591
PT Bank Rakyat Indonesia (Persero) Tbk	1,520,000	1,166,764

		3,534,659

Capital Goods 0.2%
PT United Tractors Tbk	304,000	840,783

Energy 0.3%
PT Adaro Energy Tbk	1,064,000	252,502
PT Bumi Resources Tbk	2,508,000	742,142
PT Tambang Batubara Bukit Asam Tbk	152,000	339,342

		1,333,986

Food, Beverage & Tobacco 0.3%
Charoen Pokphand Indonesia Tbk PT	760,000	244,931
PT Astra Agro Lestari Tbk	68,400	172,343
PT Gudang Garam Tbk	57,760	372,296
PT Indofood Sukses Makmur Tbk	555,400	397,040

		1,186,610

Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	228,000	451,565

Materials 0.3%
PT Aneka Tambang Tbk	532,000	117,211
PT Indocement Tunggal Prakarsa Tbk	228,000	406,141
PT International Nickel Indonesia Tbk	380,000	162,545
PT Semen Gresik (Persero) Tbk	304,000	324,200

		1,010,097

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	456,000	185,703

Telecommunication Services 0.3%
PT Telekomunikasi Indonesia Tbk	1,216,000	1,033,165

Utilities 0.1%
PT Perusahaan Gas Negara	1,216,000	420,391

		12,942,816

Malaysia 4.5%

Automobiles & Components 0.1%
UMW Holdings Berhad	141,600	343,676

Banks 1.4%
Alliance Financial Group Berhad	246,600	280,246
CIMB Group Holdings Berhad	613,200	1,453,343
Hong Leong Bank Berhad	81,600	337,014
Malayan Banking Berhad	583,200	1,704,829
Public Bank Berhad - Foreign Market	397,341	1,739,616
RHB Capital Berhad	81,600	227,046

		5,742,094

Capital Goods 0.5%
Gamuda Berhad	336,600	336,261
IJM Corp. Berhad	160,500	305,612
Sime Darby Berhad	501,600	1,478,064

		2,119,937

Consumer Services 0.4%
Berjaya Sports Toto Berhad	141,600	199,370
Genting Berhad	321,600	1,015,579
Genting Malaysia Berhad	411,600	458,100

		1,673,049

Diversified Financials 0.2%
AMMB Holdings Berhad	306,600	651,641

Food, Beverage & Tobacco 0.5%
British American Tobacco Malaysia Berhad	15,200	222,471
IOI Corp. Berhad	553,200	836,384
Kuala Lumpur Kepong Berhad	66,600	476,001
PPB Group Berhad	66,600	376,425

		1,911,281

Materials 0.2%
Lafarge Malayan Cement Bhd	45,600	100,739

See financial notes 57

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Petronas Chemicals Group Berhad	273,600	570,497

		671,236

Real Estate 0.1%
SP Setia Berhad	257,400	327,035
UEM Land Holdings Bhd *	152,000	105,987

		433,022

Telecommunication Services 0.6%
Axiata Group Berhad	748,200	1,183,876
Digi.com Berhad	60,800	615,949
Maxis Berhad	261,600	465,671

		2,265,496

Transportation 0.2%
MISC Berhad	202,160	472,362
PLUS Expressways Berhad	291,600	425,229

		897,591

Utilities 0.3%
Petronas Gas Berhad	121,600	538,905
Tenaga Nasional Berhad	228,250	401,714
YTL Power International Berhad	425,600	268,229

		1,208,848

		17,917,871

Mexico 5.7%

Banks 0.4%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	243,200	983,511
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	364,800	739,849

		1,723,360

Capital Goods 0.2%
Alfa S.A.B., A Shares	42,960	523,979
Grupo Carso S.A.B. de C.V., Series A1	121,600	308,639

		832,618

Diversified Financials 0.0%
Inmuebles Carso SAB de C.V., Series B1 *	136,800	109,648

Food & Staples Retailing 0.5%
Wal-Mart de Mexico S.A.B. de C.V., Series V	760,000	2,036,676

Food, Beverage & Tobacco 0.6%
Fomento Economico Mexicano S.A.B. de C.V.	243,200	1,647,849
Grupo Bimbo S.A.B. de C.V., Series A	182,400	361,212
Grupo Modelo S.A.B. de C.V., Series C	76,000	443,023

		2,452,084

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	60,800	355,403

Materials 1.5%
Cemex S.A.B. de C.V., Series CPO *	1,248,802	672,350
Grupo Mexico S.A.B. de C.V., Series B	972,800	3,307,118
Industrias Penoles S.A.B. de C.V.	19,000	915,274
Mexichem S.A.B. de C.V.	106,400	425,893
Minera Frisco SAB de C.V., Series A1 *	121,600	529,659

		5,850,294

Media 0.4%
Grupo Televisa S.A., Series CPO	334,400	1,483,364

Retailing 0.1%
Grupo Elektra S.A.B. de C.V.	4,560	385,799

Telecommunication Services 1.8%
America Movil S.A.B. de C.V., Series L	4,681,600	5,988,688
Telefonos de Mexico S.A.B. de C.V., L Series	1,155,200	987,646

		6,976,334

Transportation 0.1%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	106,400	406,597

		22,612,177

Morocco 0.1%

Telecommunication Services 0.1%
Maroc Telecom	27,968	517,851

Pakistan 0.0%

Energy 0.0%
Oil & Gas Development Co., Ltd. GDR - Reg’d	9,984	148,762

Peru 0.5%

Banks 0.2%
Credicorp Ltd.	7,752	772,409

Materials 0.3%
Companhia de Minas Buenaventura S.A. ADR	29,336	1,373,805

		2,146,214

Philippines 0.6%

Banks 0.1%
Bank of the Philippine Islands	263,199	358,816

Capital Goods 0.1%
Aboitiz Equity Ventures, Inc.	30,400	29,259
SM Investments Corp.	33,440	427,020

		456,279

Diversified Financials 0.0%
Ayala Corp.	9,120	65,692

Real Estate 0.1%
Ayala Land, Inc.	912,000	343,772
SM Prime Holdings, Inc.	608,000	168,220

		511,992

Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	6,080	343,629

58 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Utilities 0.2%
Aboitiz Power Corp.	304,000	214,947
Manila Electric Co.	68,400	423,785

		638,732

		2,375,140

Poland 1.5%

Banks 0.5%
Bank Handlowy w Warszawie S.A.	6,536	147,407
Bank Pekao S.A.	13,680	702,013
Getin Holding S.A. *	76,933	261,328
Powszechna Kasa Oszczednosci Bank Polski S.A.	67,944	854,575

		1,965,323

Energy 0.1%
Polski Koncern Naftowy Orlen S.A. *	32,376	444,733

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	7,600	936,123

Materials 0.3%
KGHM Polska Miedz S.A.	17,328	1,050,947

Telecommunication Services 0.1%
Telekomunikacja Polska S.A.	73,416	440,684

Utilities 0.3%
Polska Grupa Energetyczna S.A.	138,928	994,925
Tauron Polska Energia S.A.	66,272	122,790

		1,117,715

		5,955,525

Russia 6.9%

Banks 0.8%
Sberbank of Russia *	235,600	2,696,774
VTB Bank OJSC GDR - Reg’d	119,776	622,835

		3,319,609

Consumer Durables & Apparel 0.1%
PIK Group GDR - Reg’d *	53,882	198,717

Energy 4.1%
Gazprom ADR	524,856	6,534,457
LUKOIL ADR	71,288	4,291,537
NovaTek OAO GDR - Reg’d	13,224	1,802,431
Rosneft Oil Co. GDR - Reg’d	226,024	1,786,720
Surgutneftegas ADR	82,992	709,167
Tatneft ADR	30,856	1,050,030
TMK OAO GDR - Reg’d *	14,896	188,434

		16,362,776

Materials 1.3%
Mining & Metallurgical Co., Norilsk Nickel ADR	92,720	2,328,199
Novolipetsk Steel GDR - Reg’d	15,656	478,917
Polymetal GDR - Reg’d *	19,304	422,565
Severstal GDR - Reg’d	34,048	530,127
Uralkali GDR - Reg’d	24,168	1,220,484

		4,980,292

Telecommunication Services 0.4%
Mobile TeleSystems ADR	23,560	398,871
Rostelecom ADR *	27,360	1,080,720

		1,479,591

Utilities 0.2%
Federal Hydrogenerating Co. ADR *	226,784	988,552

		27,329,537

South Africa 10.1%

Banks 1.0%
ABSA Group Ltd.	41,648	830,074
Nedbank Group Ltd.	29,640	602,435
Standard Bank Group Ltd.	183,160	2,611,804

		4,044,313

Capital Goods 0.4%
Aveng Ltd.	59,888	290,937
Barloworld Ltd.	34,504	305,661
Bidvest Group Ltd.	40,128	899,601
Reunert Ltd.	26,144	220,396

		1,716,595

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	196,384	648,183

Consumer Services 0.1%
Sun International Ltd.	15,960	200,676

Diversified Financials 0.9%
African Bank Investments Ltd.	104,272	529,796
FirstRand Ltd.	493,088	1,424,574
Investec Ltd.	38,456	273,966
Remgro Ltd.	58,520	952,458
RMB Holdings Ltd.	111,416	405,149

		3,585,943

Energy 0.8%
Sasol Ltd.	66,272	3,205,297

Food & Staples Retailing 0.5%
Massmart Holdings Ltd.	12,068	273,820
Pick n Pay Stores Ltd.	32,224	174,271
Shoprite Holdings Ltd.	62,472	983,307
The Spar Group Ltd.	27,056	368,143

		1,799,541

Food, Beverage & Tobacco 0.3%
AVI Ltd.	59,128	276,261
Tiger Brands Ltd.	19,152	558,764
Tongaat Hulett Ltd.	17,480	227,281

		1,062,306

Health Care Equipment & Services 0.1%
Life Healthcare Group Holdings Ltd.	48,640	121,900
Netcare Ltd.	168,872	325,740

		447,640

Insurance 0.4%
Discovery Holdings Ltd.	48,944	267,492
MMI Holdings Ltd.	184,726	441,838
Sanlam Ltd.	253,080	988,996

		1,698,326

See financial notes 59

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Materials 2.4%
AECI Ltd.	18,544	194,482
African Rainbow Minerals Ltd.	10,944	297,026
Anglo Platinum Ltd.	11,856	991,847
AngloGold Ashanti Ltd.	42,408	1,926,879
ArcelorMittal South Africa Ltd.	19,152	169,662
Exxaro Resources Ltd.	10,184	273,751
Gold Fields Ltd.	87,856	1,468,713
Harmony Gold Mining Co., Ltd.	61,560	835,518
Impala Platinum Holdings Ltd.	68,704	1,764,634
Kumba Iron Ore Ltd.	10,944	757,601
Nampak Ltd.	97,736	289,769
Pretoria Portland Cement Co., Ltd.	71,592	241,410
Sappi Ltd. *	77,064	296,199

		9,507,491

Media 0.6%
Naspers Ltd., N Shares	45,752	2,392,669

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Adcock Ingram Holdings Ltd.	23,864	207,995
Aspen Pharmacare Holdings Ltd. *	49,856	601,940

		809,935

Real Estate 0.3%
Fountainhead Property Trust	306,942	296,032
Growthpoint Properties Ltd.	241,376	660,454

		956,486

Retailing 0.6%
Imperial Holdings Ltd.	27,214	450,083
Mr. Price Group Ltd.	41,496	437,268
The Foschini Group Ltd.	33,592	456,453
Truworths International Ltd.	55,480	614,749
Woolworths Holdings Ltd.	105,032	547,014

		2,505,567

Telecommunication Services 1.3%
MTN Group Ltd.	211,280	4,354,353
Telkom South Africa Ltd.	52,896	270,574
Vodacom Group (Pty) Ltd.	50,768	655,749

		5,280,676

		39,861,644

Taiwan 12.3%

Automobiles & Components 0.2%
Cheng Shin Rubber Industry Co., Ltd.	199,600	463,058
Yulon Motor Co., Ltd.	168,000	378,745

		841,803

Banks 1.4%
Chang Hwa Commercial Bank	664,520	491,355
China Development Financial Holding Corp.	1,695,268	552,827
Chinatrust Financial Holding Co., Ltd.	1,247,232	1,018,956
E.Sun Financial Holding Co., Ltd.	586,042	342,419
First Financial Holding Co., Ltd.	684,502	526,186
Hua Nan Financial Holdings Co., Ltd.	823,381	571,920
Mega Financial Holding Co., Ltd.	1,085,280	959,597
SinoPac Financial Holdings Co., Ltd.	1,111,257	425,204
Taiwan Cooperative Bank	837,930	593,580

		5,482,044

Capital Goods 0.3%
Far Eastern New Century Corp.	473,449	620,178
Taiwan Glass Industrial Corp.	167,700	216,783
Walsin Lihwa Corp. *	608,000	234,737

		1,071,698

Consumer Durables & Apparel 0.2%
Giant Manufacturing Co. Ltd.	38,000	142,126
Pou Chen Corp.	458,580	353,307
Tatung Co., Ltd. *	382,126	164,656

		660,089

Diversified Financials 0.6%
Capital Securities Corp.	468,600	205,955
Fubon Financial Holding Co., Ltd.	813,952	1,158,800
KGI Securities Co., Ltd.	310,019	138,929
Polaris Securities Co., Ltd.	456,000	325,383
Yuanta Financial Holding Co., Ltd. *	995,656	583,469

		2,412,536

Energy 0.1%
Formosa Petrochemical Corp.	152,000	443,276

Food & Staples Retailing 0.1%
President Chain Store Corp.	40,000	255,089

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	503,658	742,218

Insurance 0.3%
Cathay Financial Holding Co., Ltd.	786,716	1,003,412
Shin Kong Financial Holding Co., Ltd. *	937,151	331,126

		1,334,538

Materials 2.1%
Asia Cement Corp.	313,813	413,773
China Steel Corp.	1,290,719	1,401,529
Formosa Chemicals & Fibre Corp.	456,000	1,384,843
Formosa Plastics Corp.	760,000	2,360,468
Nan Ya Plastics Corp.	912,000	2,172,364
Taiwan Cement Corp.	321,690	429,703
Taiwan Fertilizer Co., Ltd.	30,000	93,280

		8,255,960

Real Estate 0.0%
Cathay Real Estate Development Co. Ltd.	152,000	68,640

Semiconductors & Semiconductor Equipment 2.8%
Advanced Semiconductor Engineering, Inc.	697,015	624,705
Epistar Corp.	89,000	190,214
Macronix International Co., Ltd.	456,000	191,772
MediaTek, Inc.	152,099	1,528,356
MStar Semiconductor, Inc.	68,255	372,927
Novatek Microelectronics Corp.	32,000	83,835
Siliconware Precision Industries Co. ADR	96,824	444,422
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	592,800	7,095,816

60 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
United Microelectronics Corp. ADR	290,472	578,039

		11,110,086

Technology Hardware & Equipment 3.3%
Acer, Inc.	304,086	366,880
Advantech Co., Ltd.	27,500	79,155
Asustek Computer, Inc.	88,816	750,096
AU Optronics Corp. ADR	106,400	500,080
Catcher Technology Co., Ltd.	58,000	454,851
Cheng Uei Precision Industry Co., Ltd.	23,228	65,257
Chicony Electronics Co., Ltd.	31,050	53,410
Chimei Innolux Corp. *	772,902	335,703
Chunghwa Picture Tubes Ltd. *	1,672,000	148,702
Compal Communications, Inc.	152,000	164,263
Compal Electronics, Inc.	459,610	492,731
Coretronic Corp.	30,000	27,043
D-Link Corp.	100,000	79,974
Delta Electronics, Inc.	182,000	533,274
Foxconn Technology Co., Ltd.	168,817	599,395
HannStar Display Corp. *	1,064,000	95,362
Hon Hai Precision Industry Co., Ltd.	1,185,164	2,994,623
HTC Corp.	99,750	2,599,528
Inventec Co., Ltd.	462,450	174,558
Largan Precision Co., Ltd.	10,000	285,768
Lite-On Technology Corp.	212,692	230,952
Nan Ya Printed Circuit Board Corp.	15,450	50,915
Pegatron Corp. *	178,441	172,846
Quanta Computer, Inc.	304,000	615,136
Synnex Technology International Corp.	158,053	400,451
Unimicron Technology Corp.	304,000	439,608
Wistron Corp.	324,468	403,774
Yageo Corp.	152,000	48,572

		13,162,907

Telecommunication Services 0.7%
Chunghwa Telecom Co. Ltd. ADR	44,080	1,532,661
Far EasTone Telecommunications Co., Ltd.	304,000	486,241
Taiwan Mobile Co., Ltd.	304,000	823,675

		2,842,577

Transportation 0.0%
China Airlines Ltd.	152,000	80,691
Evergreen Marine Corp. *	152,000	97,458

		178,149

		48,861,610

Thailand 2.1%

Banks 0.8%
Bangkok Bank Public Co., Ltd. NVDR	121,600	649,183
Bank of Ayudhya Public Co., Ltd. NVDR	577,600	491,451
Kasikornbank Public Co., Ltd. NVDR	182,400	775,976
Krung Thai Bank Public Co., Ltd. NVDR	729,600	464,977
Siam Commercial Bank Public Co., Ltd. NVDR	228,000	905,305

		3,286,892

Energy 0.7%
Banpu Public Co., Ltd. NVDR	15,200	320,534
IRPC PCL NVDR	1,839,200	295,794
PTT Aromatics & Refining PCL NVDR	319,200	364,785
PTT Exploration & Production Public Co., Ltd. NVDR	136,800	798,799
PTT PCL NVDR	91,200	1,001,161

		2,781,073

Food & Staples Retailing 0.2%
CP ALL PCL NVDR	349,600	597,831

Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods Public Co., Ltd. NVDR	471,200	495,255

Materials 0.2%
Indorama Ventures PCL	152,000	195,262
The Siam Cement Public Co., Ltd. NVDR	45,600	508,188

		703,450

Telecommunication Services 0.1%
Advanced Info Service Public Co., Ltd. NVDR	136,800	518,078

		8,382,579

Turkey 1.2%

Banks 0.6%
Akbank T.A.S.	182,286	679,597
Asya Katilim Bankasi A/S *	129,808	145,185
Turkiye Garanti Bankasi A/S	146,072	532,671
Turkiye Halk Bankasi A/S	57,304	358,849
Turkiye Is Bankasi, C Shares	183,312	470,921
Yapi ve Kredi Bankasi A/S *	118,104	233,917

		2,421,140

Capital Goods 0.1%
Dogan Sirketler Grubu Holdings A/S *	52,288	20,103
Enka Insaat ve Sanayi A/S	25,911	58,716
Koc Holding A/S	134,064	476,387

		555,206

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	84,056	297,708

Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	14,288	270,504

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	10,944	350,636

Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S	28,576	317,113

Materials 0.1%
Eregli Demir ve Celik Fabrikalari TAS (Erdemir)	153,155	295,309

See financial notes 61

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Real Estate 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	56,240	73,386

Telecommunication Services 0.0%
Turk Telekomunikasyon A/S	15,200	69,419
Turkcell Iletisim Hizmetleri A/S *	18,240	80,965

		150,384

Transportation 0.0%
Turk Hava Yollari Anonim Ortakligi (THY) *	105,792	147,289

		4,878,675

United Arab Emirates 0.2%

Diversified Financials 0.0%
Dubai Financial Market	57,619	18,199

Real Estate 0.1%
Aldar Properties PJSC *	119,634	40,066
Emaar Properties PJSC *	251,200	192,194

		232,260

Transportation 0.1%
DP World Ltd.	31,400	345,400

		595,859

Total Common Stock
(Cost $372,971,578)		361,663,874

Preferred Stock 7.7% of net assets

Brazil 7.7%

Banks 1.7%
Itau Unibanco Holding S.A. ADR	260,224	4,725,668
Itausa - Investimentos Itau S.A.	322,111	1,942,969

		6,668,637

Energy 2.1%
Petroleo Brasileiro S.A. ADR	316,312	8,429,715

Food & Staples Retailing 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	15,200	630,192

Food, Beverage & Tobacco 1.3%
Companhia de Bebidas das Americas ADR	142,880	5,092,243

Materials 2.0%
Bradespar S.A.	30,400	676,640
Klabin S.A.	76,000	254,578
Metalurgica Gerdau S.A.	30,400	328,654
Suzano Papel e Celulose S.A.	34,504	196,613
Usinas Siderurgicas de Minas Gerais S.A., A Shares *	60,800	459,388
Vale Fertilizantes S.A. *	3,040	45,613
Vale S.A. ADR	233,168	6,022,730

		7,984,216

Retailing 0.1%
Lojas Americanas S.A.	48,792	479,871

Telecommunication Services 0.0%
Telemar Norte Leste S.A.	1,520	43,632

Utilities 0.3%
AES Tiete S.A.	15,200	215,434
Centrais Eletricas Brasileiras S.A. ADR	33,136	446,342
Cia de Transmissao de Energia Electrica Paulista	2,905	85,383
Companhia Energetica de Sao Paulo, B Shares	15,200	285,108
Eletropaulo Metropolitana S.A.	15,200	269,220

		1,301,487

Total Preferred Stock
(Cost $33,797,424)		30,629,993

Other Investment Company 0.7% of net assets

United States 0.7%
State Street Institutional Liquid Reserves Fund - Institutional Class	2,708,956	2,708,956

Total Other Investment Company
(Cost $2,708,956)		2,708,956

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Corporate Bond 0.0% of net assets

India 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dr. Reddy’s Laboratories Ltd. 9.25%, 03/24/14	285,360	314

Total Corporate Bond
(Cost $373)		314

End of Investments

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.4% of net assets

State Street Navigator Securities Lending Prime Portfolio	1,404,540	1,404,540

Total Collateral Invested for Securities on Loan
(Cost $1,404,540)		1,404,540

End of Collateral Invested for Securities on Loan

62 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

At 8/31/11, the tax basis cost of the fund’s investments was $410,133,110 and the unrealized appreciation and depreciation were $26,520,596 and ($41,650,569), respectively, with a net unrealized depreciation of ($15,129,973).

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust

See financial notes 63

 Schwab Emerging Markets Equity ETF

Statement of
Assets and Liabilities
As of August 31, 2011

Assets

Investments, at value including securities on loan of $1,332,727 (cost $409,478,331)		$395,003,137
Collateral invested for securities on loan		1,404,540
Foreign currency, at value (cost $541,376)		541,125
Receivables:
Investments sold		12
Dividends		1,299,544
Income from securities on loan		4,285
Foreign tax reclaims		841
Interest	+	447

Total assets		398,253,931

Liabilities

Collateral held for securities on loan		1,404,540
Payables:
Investments bought		2,431
Investment adviser fees		7,883
Foreign capital gain tax	+	177,964

Total liabilities		1,592,818

Net Assets

Total assets		398,253,931
Total liabilities	−	1,592,818

Net assets		$396,661,113

Net Assets by Source
Capital received from investors		408,200,482
Net investment income not yet distributed		7,150,418
Net realized capital losses		(4,037,094)
Net unrealized capital losses		(14,652,693)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$396,661,113		15,200,001		$26.10

64 See financial notes

 Schwab Emerging Markets Equity ETF

Statement of
Operations
For September 1, 2010 through August 31, 2011

Investment Income

Dividends (net of foreign withholding tax of $1,216,608)		$10,007,440
Interest (net of foreign withholding tax of $39)		2,714
Securities on loan	+	22,103

Total investment income		10,032,257

Expenses

Investment adviser fees		827,455

Total expenses	−	827,455

Net investment income		9,204,802

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(3,169,842)
Net realized gains on in-kind redemptions		695,860
Net realized losses on foreign currency transactions*	+	(598,177)

Net realized losses		(3,072,159)
Net unrealized losses on investments (net of foreign capital gains tax of ($41,276))		(12,954,352)
Net unrealized gains on foreign currency translations	+	151

Net unrealized losses	+	(12,954,201)

Net realized and unrealized losses		(16,026,360)

Net decrease in net assets resulting from operations		($6,821,558)

*	Includes foreign currency acquisition costs on Brazilian Real of $579,237

See financial notes 65

 Schwab Emerging Markets Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/10-8/31/11			1/13/10*-8/31/10
Net investment income		$9,204,802	$1,618,717
Net realized losses		(3,072,159)	(1,728,783)
Net unrealized losses	+	(12,954,201)	(1,698,492)

Net decrease in net assets resulting from operations		(6,821,558)	(1,808,558)

Distributions to Shareholders

Distributions from net investment income		($2,235,300)	$—

Transactions in Fund Shares

		9/1/10-8/31/11		1/13/10*-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold		9,600,000	$269,795,240	6,100,001	$150,030,163
Shares Redeemed	+	(500,000)	(12,298,874)	—	—

Net transactions in fund shares		9,100,000	$257,496,366	6,100,001	$150,030,163

Shares Outstanding and Net Assets

		9/1/10-8/31/11		1/13/10*-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,100,001	$148,221,605	—	$—
Total increase	+	9,100,000	248,439,508	6,100,001	148,221,605

End of period		15,200,001	$396,661,113	6,100,001	$148,221,605

Net investment income not yet distributed			$7,150,418		$770,256

*	Commencement of operations.

66 See financial notes

 Schwab International ETFs

Financial Notes

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. Mid-Cap ETF
Schwab International Equity ETF	Schwab U.S. Small-Cap ETF
Schwab International Small-Cap Equity ETF	Schwab U.S. REIT ETF
Schwab Emerging Markets Equity ETF	Schwab U.S. TIPS ETF
Schwab U.S. Broad Market ETF	Schwab U.S. Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF

The funds issue and redeem shares at their net assets value (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each fund will approximate its NAV, there may be times when the market price and the NAV vary significantly.

Schwab International Equity ETF commenced operations on October 30, 2009. Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF commenced operations on January 13, 2010.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”)

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Forward contracts: value based on that day’s exchange rates.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

 67

 Schwab International ETFs

Financial Notes (continued)

2. Significant Accounting Policies (continued):

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

68

 Schwab International ETFs

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of August 31, 2011:

Schwab International Equity ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$470,297,574	$—	$—	$470,297,574
Australia(a)	34,327,220	—	—	34,327,220
Materials	12,975,043	—	9,160	12,984,203
Japan(a)	98,748,454	—	—	98,748,454
Banks	10,313,736	—	199,871	10,513,607
Preferred Stock(a)	2,145,375	—	—	2,145,375
Other Investment Company(a)	128,597	—	—	128,597

Total	$628,935,999	$—	$209,031	$629,145,030

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,824,249	$—	$—	$1,824,249

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	August 31,
Investments in Securities	2010	(Losses)	(Losses)	Purchases	Sales	in*	out*	2011

Common Stock
Singapore	$72,894	$16,038	($13,152)	$—	($75,780)	$—	$—	$—
Australia	—	—	(2,090)	11,250	—	—	—	9,160
Japan	—	—	(14,803)	117,497	—	97,177	—	199,871

Total	$72,894	$16,038	($30,045)	$128,747	($75,780)	$97,177	$—	$209,031

Schwab International Small-Cap Equity ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$152,638,706	$—	$—	$152,638,706
China(a)	883,406	—	—	883,406
Consumer Durables & Apparel	—	—	63,455	63,455
Hong Kong(a)	5,658,496	—	—	5,658,496
Materials	544,340	—	47,513	591,853
Preferred Stock(a)	738,328	—	—	738,328
Other Investment Companies(a)	485,091	—	—	485,091

Total	$160,948,367	$—	$110,968	$161,059,335

Other Financial Instruments
Collateral Invested for Securities on Loan	$2,320,226	$—	$—	$2,320,226

(a)	As categorized in Portfolio Holdings.

 69

 Schwab International ETFs

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	August 31,
Investments in Securities	2010	(Losses)	(Losses)	Purchases	Sales	in*	out*	2011

Common Stock
China	$—	$—	($46,364)	$58,055	$—	$51,764	$—	$63,455
Hong Kong	—	(438,260)	(103,546)	498,903	(96,060)	186,476	—	47,513
Republic of Korea	10,710	—	—	—	—	—	(10,710)	—
Singapore	65,328	—	—	—	—	—	(65,328)	—

Total	$76,038	($438,260)	($149,910)	$556,958	($96,060)	$238,240	($76,038)	$110,968

Schwab Emerging Markets Equity ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$361,663,874	$—	$—	$361,663,874
Preferred Stock(a)	30,629,993	—	—	30,629,993
Other Investment Company(a)	2,708,956	—	—	2,708,956
Corporate Bond(a)	—	314	—	314

Total	$395,002,823	$314	$—	$395,003,137

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,404,540	$—	$—	$1,404,540

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	August 31,
Investments in Securities	2010	(Losses)	(Losses)	Purchases	Sales	in*	out*	2011

Common Stock
China	$533,596	$—	$—	$—	$—	$—	($533,596)	$—
Pakistan	114,709	—	—	—	—	—	(114,709)	—

Total	$648,305	$—	$—	$—	$—	$—	($648,305)	$—

*	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

All net realized and change in unrealized gains (losses) on Level 3 investments in the tables above are reflected on the accompanying Statements of Operations. Changes in net unrealized gains (losses) for Level 3 investments held by the funds at August 31, 2011 are as follows:

Schwab International Equity ETF	($16,893)
Schwab International Small-Cap Equity ETF	(337,418)
Schwab Emerging Markets Equity ETF	—

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1 and Level 2 for the year ended August 31, 2011.

70

 Schwab International ETFs

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(b) Portfolio Investments:

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or Foreign Sovereign, or letters of credit issued by a bank. The initial collateral received by the fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in the fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

The value of the securities on loan as of August 31, 2011 and the value of the related collateral are disclosed in the Portfolio Holdings and the Statements of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dvidends, interest, and foreign withholdings taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investements in securities held at the end of the reporting period. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures and also the change in the amount of margin deposit required (“due to / from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund within the trust are charged directly to that fund. The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and distribute net realized capital gains, if any, once a year.

 71

 Schwab International ETFs

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of August 31, 2011, if any, are reflected in the funds’ Statement of Assets and Liabilities.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing transfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited.

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

3. Risk Factors:

Investing in the funds may involve certain risks, as described in the funds’ prospectus, including, but not limited to, those described below:

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investments in a fund will fluctuate, which means that the investors could lose money.

72

 Schwab International ETFs

Financial Notes (continued)

3. Risk Factors (continued):

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Historically, small and mid company stocks have been riskier than large company stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Smaller companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds, large-cap stocks and mid-cap stocks — a fund’s performance, to the extent invested in small-cap stocks, also will lag those other types of investments.

The funds are not actively managed. Therefore, the funds follow the stocks included in the index during upturns as well as downturns. Because of its indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance is normally below that of the index.

The funds’ investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign issuers may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The funds may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities’ markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the funds’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Foreign securities also include ADRs, which are U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations, and GDRs, which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. In addition, foreign securities include EDRs, similar to GDRs, but which are generally issued by European banks that trade on exchanges outside of a bank’s home country. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

The funds may not fully replicate the index and may hold securities not included in the index. As a result, the funds are subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the funds use a sampling approach, they may not track the return of the index as well as they would if the funds purchased all of the equity securities in the index.

A fund’s returns may not match the return of its index due to differences between a fund’s securities and those in the index. Tracking error also may be attributable to a fund’s inability to match the securities’ weighting to its index or due to regulatory, operational or liquidity constraints. A fund also incurs fees and expenses while the index does not, which may result in tracking error.

 73

 Schwab International ETFs

Financial Notes (continued)

3. Risk Factors (continued):

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

To the extent that the funds’ or the indices’ portfolios are concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the funds may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

A fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of the fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Schwab	Schwab
Schwab	International	Emerging
International	Small-Cap	Markets
Equity ETF	Equity ETF	Equity ETF

0.13%	0.35%	0.25%

The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. During the period ended August 31, 2011, there were no transactions involving affiliates.

The funds may engage in direct transactions with certain other Schwab ETFs when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. During the period ended August 31, 2011, there were no security transactions with other Schwab ETFs.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund

74

 Schwab International ETFs

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

lending facility is subject to the oversight and periodic review of the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:

SEI Investments Distribution Co. (the “Distributor”) is the principal underwriter and distributor of shares of the funds.

State Street Bank and Trust Company serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street Bank and Trust Company also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:

The Trust’s Board of Trustees oversees the general conduct of the trust and the funds. Trustees may include people who are officers and/or directors of the investment adviser or an affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their service as trustees.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street Bank and Trust Company. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended August 31, 2011, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab International Equity ETF	$55,627,209	$33,389,793
Schwab International Small-Cap Equity ETF	31,746,968	23,427,816
Schwab Emerging Markets Equity ETF	118,380,148	28,569,927

9. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The in-kind transactions for the period ended August 31, 2011 were as follows:

	In-kind Purchases of Securities	In-kind Sales of Securities

Schwab International Equity ETF	$328,931,963	$—
Schwab International Small-Cap Equity ETF	102,709,398	10,613,911
Schwab Emerging Markets Equity ETF	178,567,431	7,786,508

 75

 Schwab International ETFs

Financial Notes (continued)

9. In-Kind Transactions (continued):

For period ended August 31, 2011, certain funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2011 are disclosed in the funds’ Statements of Operations.

10. Federal Income Taxes

As of August 31, 2011, the components of distributable earnings on a tax-basis were as follows.

		Schwab	Schwab
	Schwab	International	Emerging
	International	Small-Cap	Markets
	Equity ETF	Equity ETF	Equity ETF

Undistributed ordinary income	$14,506,163	$3,941,952	$7,484,132
Undistributed long-term capital gains	—	—	—
Unrealized appreciation	36,787,239	12,239,598	26,520,596
Unrealized depreciation	(58,325,934)	(13,835,062)	(41,650,569)
Other unrealized appreciation/(depreciation)	63,960	762	466
Net unrealized appreciation/(depreciation)	(21,474,735)	(1,594,702)	(15,129,507)

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales and Passive Foreign Investment Companies (PFIC).

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of August 31, 2011, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration date:

		Schwab	Schwab
	Schwab	International	Emerging
	International	Small-Cap	Markets
Expiration Date	Equity ETF	Equity ETF	Equity ETF

August 31, 2019	$2,345,874	$215,545	$1,091,404

For tax purposes, realized net capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2011, capital losses deferred for each fund were as follows:

		Schwab	Schwab
	Schwab	International	Emerging
	International	Small-Cap	Markets
	Equity ETF	Equity ETF	Equity ETF

Deferred capital losses	$3,219,306	$1,649,561	$2,802,592

The tax-basis components of distributions paid during the current and prior fiscal years were:

		Schwab	Schwab
	Schwab	International	Emerging
	International	Small-Cap	Markets
	Equity ETF	Equity ETF	Equity ETF

Current period distributions
Ordinary Income	$7,027,040	$2,126,721	$2,235,300
Long-term capital gains	—	—	—

Prior period distributions
Ordinary Income	132,000	—	—
Long-term capital gains	—	—	—

76

 Schwab International ETFs

Financial Notes (continued)

10. Federal Income Taxes (continued):

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; in-kind transactions; capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital accounts and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of August 31, 2011, the funds made the following reclassifications:

		Schwab	Schwab
	Schwab	International	Emerging
	International	Small-Cap	Markets
	Equity ETF	Equity ETF	Equity ETF

Capital shares	$—	$2,108,006	$673,953
Undistributed net investment income	181,358	689,564	(589,340)
Net realized gains and losses	(181,358)	(2,797,570)	(84,613)

Management has reviewed the funds’ tax positions taken for its open income tax period ended August 31, 2011, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

For the period ended August 31, 2011, the following funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 9) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

		Schwab	Schwab
	Schwab	International	Emerging
	International	Small-Cap	Markets
	Equity ETF	Equity ETF	Equity ETF

Net realized gains and losses reclassified to paid in capital	$—	$2,408,289	$695,860

 77

 Schwab International ETFs

Financial Notes (continued)

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

78

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF (three of the portfolios constituting Schwab Strategic Trust, hereafter referred to as the “Funds”) at August 31, 2011, and the results of each of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
October 14, 2011

 79

Other Federal Tax Information (unaudited)

The funds may elect to pass on the benefits of the foreign tax credit to its shareholders for the period ended August 31, 2011, and the respective foreign source income on the funds as follows:

	Foreign Tax Credit	Foreign Source Income

Schwab International Equity ETF	$1,590,708	$18,496,933
Schwab International Small-Cap Equity ETF	311,117	3,828,799
Schwab Emerging Markets Equity ETF	1,116,968	11,223,996

For the period ended August 31, 2011, the funds designated the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2011 via IRS form 1099 of the amount for use in preparing their 2010 income tax return.

Schwab International Equity ETF	$16,163,187
Schwab International Small-Cap Equity ETF	2,946,532
Schwab Emerging Markets Equity ETF	6,698,664

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Other Information (unaudited)

Frequency Distribution of Discounts and Premiums
Bid/Offer Midpoint vs. NAV as of August 31, 2011

The following charts are provided to show the frequency at which the daily market price on the NYSE Arca, Inc. (“Exchange”), the secondary market for shares of each fund, was at a discount or premium to such fund’s daily NAV. The market price of each fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time that the fund’s NAV is calculated (referred to as the “Bid/Offer Midpoint”). Each fund’s Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of each fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis Points	Basis Points	Basis Points	Basis Points	Basis Points	Basis Points

Schwab International Equity ETF
Commencement of trading 11/3/09 through 8/31/11	176	56	3	32	12	2

Schwab International Small-Cap Equity ETF
Commencement of trading 1/14/10 through 8/31/11	171	81	1	23	8	4

Schwab Emerging Markets Equity ETF
Commencement of trading 1/14/10 through 8/31/11	132	112	5	22	13	3

 81

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds a meeting each year that is dedicated, in part, to considering whether to renew the investment advisory agreement between Schwab Strategic Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF (the “Funds’’), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at a meeting held on August 4, 2011, and approved the renewal of the Agreement with respect to the Funds for an additional one year term. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable exchange-traded funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Funds, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Funds.

82

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s operating expense ratio, in comparison to those of other comparable exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 83

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 87 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired. Consulting Managing Director, PIMCO (investment adviser) (January 2003 – December 2008); Managing Director, PIMCO (February 1999 – December 2002); President and Trustee, PIMCO Funds and PIMCO Variable Insurance Trust (investments) (February 1994 – May 2005).	17	Independent Director and Chairman of Corporate Governance/Nominating Committee, PS Business Parks, Inc. (2005 – present).
Trustee and member of Nominating/Corporate Governance Committee, PIMCO Funds (investment company consisting of 84 portfolios) (1997 – 2008).
Trustee and member of Nominating/Corporate Governance Committee, PIMCO Variable Insurance Trust (investment company consisting of 16 portfolios) (1997 – 2008).
Director and Chairman, PIMCO Strategic Global Government Fund (investment company consisting of one portfolio) (1997 – 2008).
Director, PCM Fund, Inc. (investment company consisting of one portfolio) (1997 – 2008).

Mark A. Goldfarb 1952 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Founder and Managing Director, SS&G Financial Services (financial services) (May 1987 – present).	17	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (June 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	17	None

84

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	87	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President, Chief Executive Officer and Chief Investment Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer, and Chief Investment Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies State Street Research (August 2003 – Jan. 2005).

 85

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Secretary (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (Oct. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Oct. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Oct. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary, Schwab ETFs (May 2011 – present).

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Trust’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he is an employee of Schwab and/or the investment adviser. In addition to his employment with the investment adviser and Schwab, Mr. Bettinger also owns stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

86

Glossary

American Depositary Receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bid The highest price at which someone is willing to buy a security.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

liquidity The ability to convert a security or asset quickly into cash.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

primary market The market that deals with the issuance of new securities.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

 87

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab ETFtm direct investors:  1-800-435-4000

© 2011 Schwab ETFs. All rights reserved.

88

Schwab ETFstmare designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market, making each a solid investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFs

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab U.S. Aggregate Bond ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR57933-01

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that Mark A. Goldfarb, currently serving on its audit committee, is an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of Mr. Goldfarb as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
Registrant is composed of fourteen series. Nine series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, and three series has a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the fourteen series, based on their respective 2011 and 2010 fiscal years, as applicable.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

Audit Fees

2011: $151,783	2010: $78,600
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
Audit-Related Fees
For services rendered to Registrant:

2011: $20,009	2010: $17,100
Nature of these services: tax provision review.
          In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Tax Fees
For services rendered to Registrant:

2011: $70,020	2010: $38,300
Nature of these services: preparation and review of tax returns.
          In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
All Other Fees
For services rendered to Registrant:

2011: None	2010: None

     In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2011: $90,029	2010: $55,400
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit committee established in accordance with Section 3(a)58)(A) of the Exchange Act. The Registrant’s audit committee members are Robert W. Burns, Mark A. Goldfarb, and Charles A. Ruffel.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 10/13/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date: 10/13/2011

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: 10/13/2011